As filed with the Securities and Exchange Commission on November 10, 1999

                                               Securities Act File No. 333-88463
                                       Investment Company Act File No. 811-08349


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                                   ----------


|X|                       Pre-Effective Amendment No. 1
|_|                       Post-Effective Amendment No.
                        (Check appropriate box or boxes)


                                   ----------

                        MuniHoldings Florida Insured Fund
             (Exact Name of Registrant as Specified in Its Charter)

                                   ----------

                                 (609) 282-2800
                        (Area Code and Telephone Number)

                                   ----------

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                   ----------

                                 Terry K. Glenn
                        MuniHoldings Florida Insured Fund
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                                Mailing Address:
                 P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:

           Frank P. Bruno, Esq.                Michael J. Hennewinkel, Esq.
             Brown & Wood LLP              Merrill Lynch Asset Management, L.P.
          One World Trade Center                  800 Scudders Mill Road
          New York, NY 10048-0557                  Plainsboro, NJ 08536

                                   ----------

      Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

                                   ----------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

============================================================================================================================
                                                                         Proposed             Proposed
                                                                          Maximum              Maximum            Amount of
                                                    Amount Being       Offering Price     Aggregate Offering    Registration
Title of Securities Being Registered               Registered (1)       Per Unit (1)           Price (1)            Fee(3)
----------------------------------------------------------------------------------------------------------------------------
Common Shares ($.10 par value) ..............        25,262,717          $13.49              $340,780,562          $95,419
----------------------------------------------------------------------------------------------------------------------------
Auction Market Preferred Shares, Series C....             3,440         $25,000 (2)          $ 86,000,000          $22,905
----------------------------------------------------------------------------------------------------------------------------
Auction Market Preferred Shares, Series D....             2,160         $25,000 (2)          $ 54,000,000          $15,012
----------------------------------------------------------------------------------------------------------------------------
Auction Market Preferred Shares, Series E....             3,340         $25,000 (2)          $ 83,500,000          $23,213
============================================================================================================================

(1)   Estimated solely for the purpose of calculating the filing fee.

(2) Represents the liquidation preference of a share of preferred stock after the reorganization.


(3) $156,549 previously paid by wire transfer to the designated lockbox of the Securities and Exchange Commission in Pittsburgh, Pennsylvania.


      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                        MUNIHOLDINGS FLORIDA INSURED FUND
                      MUNIHOLDINGS FLORIDA INSURED FUND II
                      MUNIHOLDINGS FLORIDA INSURED FUND III
                      MUNIHOLDINGS FLORIDA INSURED FUND IV
                                  P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                   ----------

                    NOTICE OF ANNUAL MEETINGS OF SHAREHOLDERS

                                   ----------

                         TO BE HELD ON DECEMBER 15, 1999

TO THE SHAREHOLDERS OF
      MUNIHOLDINGS FLORIDA INSURED FUND
      MUNIHOLDINGS FLORIDA INSURED FUND II
      MUNIHOLDINGS FLORIDA INSURED FUND III
      MUNIHOLDINGS FLORIDA INSURED FUND IV


      NOTICE IS HEREBY GIVEN that the annual meetings of shareholders (the "Meetings") of MuniHoldings Florida Insured Fund ("Florida Insured"), MuniHoldings Florida Insured Fund II ("Florida Insured II"), MuniHoldings Florida Insured Fund III ("Florida Insured III") and MuniHoldings Florida Insured Fund IV ("Florida Insured IV") will be held at the offices of Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey on Wednesday, December 15, 1999 at 9:45 a.m. Eastern time (for Florida Insured), 10:00 a.m. Eastern time (for Florida Insured II), 10:15 a.m. Eastern time (for Florida Insured III) and 10:30 a.m. Eastern time (for Florida Insured IV) for the following purposes:



      (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan of Reorganization") contemplating (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Florida Insured II by Florida Insured, in exchange solely for an equal aggregate value of newly-issued common shares of beneficial interest ("Common Shares") of Florida Insured ("Florida Insured Common Shares") and shares of a newly-created series of auction market preferred shares ("AMPS") of Florida Insured to be designated Series C ("Florida Insured Series C AMPS") and the distribution by Florida Insured II of such Florida Insured Common Shares to the holders of Common Shares of Florida Insured II and such Florida Insured Series C AMPS to the holders of Series A and Series B AMPS of Florida Insured II; (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Florida Insured III by Florida Insured, in exchange solely for an equal aggregate value of newly-issued Florida Insured Common Shares and shares of a newly-created series of AMPS of Florida Insured to be designated Series D ("Florida Insured Series D AMPS") and the distribution by Florida Insured III of such Florida Insured Common Shares to the holders of Common Shares of Florida Insured III and such Florida Insured Series D AMPS to the holders of Series A and Series B AMPS of Florida Insured III; and
(iii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Florida Insured IV by Florida Insured, in exchange solely for an equal aggregate value of newly-issued Florida Insured Common Shares and shares of a newly-created series of AMPS of Florida Insured to be designated Series E ("Florida Insured Series E AMPS") and the distribution by Florida Insured IV of such Florida Insured Common Shares to the holders of Common Shares of Florida Insured IV and such Florida Insured Series E AMPS to the holders of Series A and Series B AMPS of Florida Insured IV. A vote in favor of this proposal also will constitute a vote in favor of the liquidation and termination of each of Florida Insured II, Florida Insured III and Florida Insured IV and the termination of their respective registration under the Investment Company Act of 1940;


      (2) To elect a Board of Trustees of each of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV to serve for the ensuing year;


      (3) (a) For the shareholders of Florida Insured and Florida Insured II only: To consider and act upon a proposal to ratify the selection of Deloitte & Touche LLP to serve as independent auditors of each of Florida Insured and Florida Insured II for the respective Fund's current fiscal year; and

            (b) For the shareholders of Florida Insured III and Florida Insured IV only: To consider and act upon a proposal to ratify the selection of Ernst & Young LLP to serve as independent auditors of each of Florida Insured III and Florida Insured IV for the respective Fund's current fiscal year; and


      (4) To transact such other business as properly may come before the Meetings or any adjournment thereof.


      If the proposed Reorganization is approved by the shareholders at the Meeting and effected by the Funds, any shareholder (1) who files with the applicable Fund before the taking of the vote on the approval of such Agreement and Plan of Reorganization written objection to the proposed Reorganization stating that he or she intends to demand payment for his or her shares if the Reorganization takes place and (2) whose shares are not voted in favor of such Agreement and Plan of Reorganization has or may have the right to demand in writing from Florida Insured, within twenty days after the date of mailing to him or her of notice in writing that the Reorganization has become effective, payment for his or her shares and an appraisal of the value thereof. Florida Insured and any such shareholders shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts. See "The Reorganization--Agreement and Plan of Reorganization--Appraisal Rights" in the Proxy Statement and Prospectus.


      The Boards of Trustees of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV have fixed the close of business on October 20, 1999 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof.

      A complete list of the shareholders of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV entitled to vote at the Meetings will be available and open to the examination of any shareholder of Florida Insured, Florida Insured II, Florida Insured III or Florida Insured IV, respectively, for any purpose germane to the Meetings during ordinary business hours from and after December 1, 1999, at the offices of Florida Insured, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

      You are cordially invited to attend the Meetings. Shareholders who do not expect to attend the Meetings in person are requested to complete, date and sign the enclosed form of proxy applicable to their fund and return it promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Trustees of Florida Insured, Florida Insured II, Florida Insured III or Florida Insured IV, as applicable.

                              By Order of the Boards of Trustees


                              WILLIAM E. ZITELLI, JR.
                              Secretary of MuniHoldings Florida Insured
                              Fund, MuniHoldings Florida Insured Fund II and MuniHoldings Florida Insured Fund IV


                              ALICE A. PELLEGRINO
                              Secretary of MuniHoldings Florida Insured Fund III


Plainsboro, New Jersey
Dated: November 10, 1999

                         PROXY STATEMENT AND PROSPECTUS
                        MUNIHOLDINGS FLORIDA INSURED FUND
                      MUNIHOLDINGS FLORIDA INSURED FUND II
                      MUNIHOLDINGS FLORIDA INSURED FUND III
                      MUNIHOLDINGS FLORIDA INSURED FUND IV
                 P.O. Box 9011, Princeton, New Jersey 08543-9011
                                 (609) 282-2800


                                   ----------

                         ANNUAL MEETINGS OF SHAREHOLDERS

                                   ----------

                                DECEMBER 15, 1999

      This Joint Proxy Statement and Prospectus is furnished to you as a shareholder of one of the funds listed above. An Annual Meeting of the shareholders of each of these funds will be held on December 15, 1999 to consider several items that are listed below and discussed in greater detail elsewhere in this Proxy Statement and Prospectus. The Board of Trustees of each of the funds is requesting its shareholders to submit a proxy to be used at the Annual Meeting to vote the shares held by the shareholder submitting the proxy.

      The proposals to be considered at the Annual Meetings are:

      1. To approve or disapprove an Agreement and Plan of Reorganization among the funds;

      2.    To elect a Board of Trustees for each of the funds;

      3. To ratify the selection of the independent auditors of each of the funds; and

      4. To transact such other business as may properly come before the Annual Meetings or any adjournment thereof.

      The Agreement and Plan of Reorganization that you are being asked to consider involves a transaction that will be referred to in this Proxy Statement and Prospectus as the Reorganization. The Reorganization involves the combination of four funds into one. The four funds are:

            MuniHoldings Florida Insured Fund ("Florida Insured"), which will be the surviving fund

            MuniHoldings Florida Insured Fund II ("Florida Insured II")

            MuniHoldings Florida Insured Fund III ("Florida Insured III")

            MuniHoldings Florida Insured Fund IV ("Florida Insured IV")

      Florida Insured II, Florida Insured III and Florida Insured IV are sometimes referred to herein collectively as the "Acquired Funds" and, together with Florida Insured, as the "Funds."


      In the Reorganization, Florida Insured will acquire substantially all of the assets and assume substantially all of the liabilities of each of the Acquired Funds solely in exchange for Common Shares, par value $.10 per share, and shares of newly-created series of its Auction Market Preferred Shares ("AMPS"), with a par value of $.10 per share and a liquidation preference of $25,000 per share. The Acquired Funds will distribute the Common Shares and AMPS of Florida Insured received in the Reorganization to their respective shareholders and will then liquidate and terminate their registration under the Investment Company Act. Florida Insured will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Proxy Statement and Prospectus.


                                   ----------


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.


                                   ----------


      The date of this Proxy Statement and Prospectus is November 10, 1999.

      In the Reorganization, Florida Insured will issue its Common Shares and AMPS to each of the Acquired Funds based on the value of the assets transferred to Florida Insured by that Acquired Fund. These shares will then be distributed by each Acquired Fund to its shareholders based on the value of the shares held by each shareholder just prior to the Reorganization. A holder of Common Shares of an Acquired Fund will receive Common Shares of Florida Insured and a holder of AMPS of an Acquired Fund will receive shares of one of the newly-created series of AMPS of Florida Insured.

      This Proxy Statement and Prospectus serves as a prospectus of Florida Insured in connection with the issuance of Florida Insured Common Shares and three newly-created series of Florida Insured AMPS in the Reorganization.


      The Proxy Statement and Prospectus sets forth information about Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV that shareholders of the Funds should know before considering the Reorganization and should be retained for future reference. Each of the Funds has authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.


      The address of the principal executive offices of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.

      The Common Shares of each of the Funds is listed on the New York Stock Exchange (the "NYSE") under the symbols "MFL" (Florida Insured), "MUF" (Florida Insured II), "MFD" (Florida Insured III) and "MFR" (Florida Insured IV). Subsequent to the Reorganization, Florida Insured Common Shares will continue to be listed on the NYSE under the symbol "MFL." Reports, proxy materials and other information concerning any of the Funds may be inspected at the offices of the NYSE, 20 Broad, New York, New York 10005.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


INTRODUCTION............................................................       5
ITEM 1:  THE REORGANIZATION.............................................       6
    SUMMARY.............................................................       6
    RISK FACTORS AND SPECIAL CONSIDERATIONS.............................      16
        Florida Municipal Bonds.........................................      16
        Interest Rate and Credit Risk...................................      16
        Non-diversification.............................................      16
        Rating Categories...............................................      16
        Private Activity Bonds..........................................      16
        Taxes...........................................................      16
        Portfolio Insurance.............................................      16
        Leverage........................................................      16
        Inverse Floating Obligations....................................      18
        Options and Futures Transactions................................      18
        Antitakeover Provisions.........................................      18
        Ratings Considerations..........................................      18
COMPARISON OF THE FUNDS.................................................      19
    Financial Highlights................................................      19
        Florida Insured.................................................      19
        Florida Insured II..............................................      20
        Florida Insured III.............................................      21
        Florida Insured IV..............................................      22
    Investment Objective and Policies...................................      24
    Portfolio Insurance.................................................      25
    Description of Florida Municipal Bonds and Municipal Bonds..........      27
    Special Considerations Relating to Florida Municipal Bonds..........      28
    Other Investment Policies...........................................      28
    Information Regarding Options and Futures Transactions..............      29
    Investment Restrictions.............................................      32
    Rating Agency Guidelines............................................      33
    Portfolio Composition...............................................      34
    Portfolio Transactions..............................................      35
    Portfolio Turnover..................................................      36
    Net Asset Value.....................................................      36
    Capital Shares......................................................      37
    Management of the Funds.............................................      39
    Code of Ethics......................................................      40
    Voting Rights.......................................................      41
    Shareholder Inquiries...............................................      42
    Dividends and Distributions.........................................      42
    Automatic Dividend Reinvestment Plan................................      43
    Mutual Fund Investment Option.......................................      44
    Liquidation Rights of Holders of AMPS...............................      44
    Tax Rules Applicable to the Funds and their Shareholders............      45
    Florida Taxation of the Funds.......................................      49
AGREEMENT AND PLAN OF REORGANIZATION....................................      50
    General.............................................................      50
    Procedure...........................................................      51
    Terms of the Agreement and Plan of Reorganization...................      51
    Potential Benefits to Shareholders of the Funds as a Result
      of the Reorganization.............................................      53
    Surrender and Exchange of Share Certificates........................      54
    Tax Consequences of the Reorganization..............................      55
    Appraisal Rights....................................................      56
    Capitalization......................................................      57

                                                                            PAGE
                                                                            ----


ITEM 2:  ELECTION OF TRUSTEES...........................................      58
    To Be Elected by Holders of AMPS of Florida Insured, Florida
      Insured II and Florida Insured IV, Voting Separately as a Class... 58 To be Elected by Holders of Common Shares and AMPS of
      Florida Insured, Florida Insured II and Florida Insured IV,
      Voting Together as a Single Class.................................      58
    To Be Elected by Holders of AMPS of Florida Insured III,
      Voting Separately as a Class......................................      59
    To Be Elected by Holders of Common Shares and AMPS of
      Florida Insured III, Voting Together as a Single Class............      59
    Committee and Board Meetings........................................      60
    Compliance with Section 16(a) of the Securities Exchange Act of 1934      60
    Interested Persons..................................................      61
    Compensation of Trustees............................................      61
    Officers of the Funds...............................................      61
ITEM 3:  SELECTION OF INDEPENDENT AUDITORS..............................      62
INFORMATION CONCERNING THE ANNUAL MEETINGS..............................      62
    Date, Time and Place of Meetings....................................      62
    Solicitation, Revocation and Use of Proxies.........................      62
    Record Date and Outstanding Shares..................................      62
    Security Ownership of Certain Beneficial Owners and Management......      63
    Voting Rights and Required Vote.....................................      63
ADDITIONAL INFORMATION..................................................      64
    Year 2000 Issues....................................................      65
CUSTODIAN...............................................................      65
TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR.................      65
LEGAL PROCEEDINGS.......................................................      65
LEGAL OPINIONS..........................................................      65
EXPERTS ................................................................      65
SHAREHOLDER PROPOSALS...................................................      66


INDEX TO FINANCIAL STATEMENTS...........................................     F-1
EXHIBIT I     INFORMATION PERTAINING TO EACH FUND.......................     I-1
EXHIBIT II    AGREEMENT AND PLAN OF REORGANIZATION......................    II-1
EXHIBIT III   ECONOMIC AND OTHER CONDITIONS IN FLORIDA..................   III-1
EXHIBIT IV    RATINGS OF MUNICIPAL BONDS  ..............................    IV-1
EXHIBIT V     PORTFOLIO INSURANCE.......................................     V-1
EXHIBIT VI    SECTIONS 86 THROUGH 98 OF CHAPTER 156B OF THE
              MASSACHUSETTS GENERAL LAWS (THE MASSACHUSETTS
              BUSINESS CORPORATION LAW).................................    VI-1

                                  INTRODUCTION


      This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Boards of Trustees of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV for use at the Meetings to be held at the offices of Merrill Lynch Asset Management, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on December 15, 1999, at the time specified for each Fund in Exhibit I to this Proxy Statement and Prospectus. The mailing address for each of the Funds is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is November 12, 1999.


      Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of Florida Insured, Florida Insured II, Florida Insured III or Florida Insured IV, as applicable, at the address indicated above or by voting in person at the appropriate Meeting. All properly executed proxies received prior to the Meetings will be voted at the Meetings in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" each of the following items: (1) to approve the Agreement and Plan of Reorganization among Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV (the "Agreement and Plan of Reorganization"); (2) to elect a Board of Trustees of each Fund to serve for the ensuing year; and (3) to ratify the selection of independent auditors for each of the Funds for its current fiscal year.

      With respect to Item 1, assuming a quorum is present at the Meetings, approval of the Agreement and Plan of Reorganization will require the affirmative vote of shareholders representing (i) a majority of the outstanding Florida Insured Common Shares and Florida Insured AMPS, voting together as a single class, and a majority of the outstanding Florida Insured AMPS, Series A and B, voting together as a single class, (ii) a majority of the outstanding Florida Insured II Common Shares and Florida Insured II AMPS, voting together as a single class, and a majority of the outstanding Florida Insured II AMPS, Series A and B, voting together as a single class, (iii) a majority of the outstanding Florida Insured III Common Shares and Florida Insured III AMPS, voting together as a single class, and a majority of the outstanding Florida Insured III AMPS, Series A and B, voting together as a single class and (iv) a majority of the outstanding Florida Insured IV Common Shares and Florida Insured IV AMPS, voting together as a single class, and a majority of the outstanding Florida Insured IV AMPS, Series A and B, voting together as a single class. Because of the requirement that the Agreement and Plan of Reorganization be approved by shareholders of all four Funds, the Reorganization will not take place if shareholders of any one Fund do not approve the Agreement and Plan of Reorganization.


      With respect to Item 2, holders of AMPS of each of the Funds are entitled to elect two Trustees of that Fund, and holders of AMPS and Common Shares, voting together as a single class, are entitled to elect the remaining Trustees of that Fund. Assuming a quorum is present at the Meetings, election of the two Trustees of each Fund to be elected by the holders of AMPS, voting separately as a class, will require the affirmative vote of a majority of the votes cast by the holders of a Fund's AMPS, represented at the Meeting and entitled to vote; and election of the remaining Trustees of each Fund will require the affirmative vote of a majority of the votes cast by the holders of that Fund's Common Shares and AMPS, represented at the Meeting and entitled to vote, voting together as a single class.


      With respect to Item 3, assuming a quorum is present at the Meetings, approval of the ratification of the selection of independent auditors of a Fund will require the affirmative vote of a majority of the votes of Common Shares and AMPS of that Fund represented at the Meeting in person or by proxy, and entitled to vote, voting together as a single class.

      The Board of Trustees of each of the Funds has fixed the close of business on October 20, 1999 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. At the Record Date, each Fund had outstanding the number of Common Shares and AMPS indicated in Exhibit I. To the knowledge of the management of each of the Funds, no person owned beneficially more than 5% of the respective outstanding shares of either class of capital shares of any Fund at the Record Date.

      The Boards of Trustees of the Funds know of no business other than that discussed in Items 1, 2, and 3 above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

                           ITEM 1: THE REORGANIZATION

SUMMARY

      The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan of Reorganization attached hereto as
Exhibit II.

      In this Proxy Statement and Prospectus, the term "Reorganization" refers collectively to (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Florida Insured II by Florida Insured and the subsequent distribution of Florida Insured Common Shares and Florida Insured Series C AMPS to the holders of Florida Insured II Common Shares and Florida Insured II AMPS, Series A and Series B, respectively; (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Florida Insured III by Florida Insured and the subsequent distribution of Florida Insured Common Shares and Florida Insured Series D AMPS to the holders of Florida Insured III Common Shares and Florida Insured III AMPS, Series A and Series B, respectively; (iii) the acquisition of substantially all of the assets and the assumption of substantially all the liabilities of Florida Insured IV by Florida Insured and the subsequent distribution of Florida Insured Common Shares and Florida Insured Series E AMPS to the holders of Florida Insured IV Common Shares and Florida Insured IV AMPS, Series A and Series B, respectively; and (iv) the subsequent deregistration and dissolution of each of Florida Insured II, Florida Insured III and Florida Insured IV.

      At meetings of the Boards of Trustees of each of the Funds, Reorganization was approved by the Board of Trustees of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV by a unanimous vote. Subject to obtaining the necessary approvals from the shareholders of each of the Funds, the Board of Trustees of each Acquired Fund also deemed advisable the deregistration of the Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its termination under the laws of the Commonwealth of Massachusetts. The Reorganization requires approval of the shareholders of each of the four Funds. The Reorganization will not take place if the shareholders of any one Fund do not approve the Agreement and the Plan of Reorganization.

      Each of the Funds seeks to provide shareholders with current income exempt from Federal income tax and the opportunity to own shares whose value is exempt from the Florida intangible personal property taxes. Each of the Funds seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and which enables shares of the Funds to be exempt from Florida intangible personal property tax. At least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest.

      Each of the Funds is a non-diversified, leveraged, closed-end management investment company registered under the Investment Company Act. If the shareholders of the Funds approve the Reorganization, (i) Florida Insured Common Shares and Florida Insured Series C AMPS will be issued to Florida Insured II in exchange for the assets of Florida Insured II; (ii) Florida Insured Common Shares and Florida Insured Series D AMPS will be issued to Florida Insured III in exchange for the assets of Florida Insured III; (iii) Florida Insured Common Shares and Florida Insured Series E AMPS will be issued to Florida Insured IV in exchange for the assets of Florida Insured IV; and (iv) Florida Insured II, Florida Insured III and Florida Insured IV will distribute these shares to their respective shareholders as provided in the Agreement and Plan of Reorganization. After the Reorganization, each of Florida Insured II, Florida Insured III and Florida Insured IV will terminate its registration under the Investment Company Act and its organization under Massachusetts law.

      Based upon their evaluation of all relevant information, the Trustees of each of the Funds have determined that the Reorganization will potentially benefit the holders of Common Shares of that Fund. Specifically, after the Reorganization, shareholders of each of the Acquired Funds will remain invested in a closed-end fund with an investment objective and policies substantially similar to the Acquired Fund's investment objective and policies and that uses substantially the same management personnel. In addition, it is anticipated that common shareholders of each of the Funds will be subject to a reduced overall operating expense ratio based on the anticipated pro forma combined total operating expenses and the total combined assets of the surviving fund after the Reorganization. The Boards also considered the relative tax positions of the Funds' portfolios. It is not anticipated that the Reorganization will directly benefit the holders of shares of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of shares of any series of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of shares of AMPS of any of the Funds.

      If all of the requisite approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the Internal Revenue Service (the "IRS") concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect. Under the Agreement and Plan of Reorganization, however, the Board of Trustees of any Fund may cause the Reorganization to be postponed or abandoned in certain circumstances should such Board determine that it is in the best interests of the shareholders of that Fund to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned, whether before or after approval by the Funds' shareholders, at any time prior to the Exchange Date (as defined below), (i) by mutual consent of the Boards of Trustees of all of the Funds or (ii) by the Board of Trustees of any Fund if any condition to that Fund's obligations has not been fulfilled or waived by such Fund's Board of Trustees.


              Fee Table for Common Shareholders of Florida Insured,
         Florida Insured II, Florida Insured III, Florida Insured IV and
          Pro Forma Florida Insured as of June 30, 1999 (Unaudited)(a)

                                                                        Actual
                                                    ---------------------------------------------------    Pro Forma
                                                    Florida       Florida       Florida       Florida       Florida
                                                    Insured      Insured II   Insured III    Insured IV     Insured
                                                    -------      ----------   -----------    ----------     -------

Common Shareholder Transaction Expenses
  Maximum Sales Load (as a percentage of
    offering price) ..........................         None(b)       None(b)       None(b)       None(b)       None(c)
  Dividend Reinvestment Plan Fees ............         None          None          None          None          None
Annual Expenses (as a percentage of net assets
  attributable to Common Shares at
    June 30,1999)(d)
  Investment Advisory Fees(e) ................         0.92%         0.93%         0.90%         0.92%         0.92%
  Interest Payments on Borrowed Funds ........         None          None          None          None          None
  Other Expenses .............................         0.36%         0.39%         0.46%         0.39%         0.27%
                                                    -------       -------       -------       -------       -------
Total Annual Expenses(e) .....................         1.28%         1.32%         1.36%         1.31%         1.19%
                                                    =======       =======       =======       =======       =======

----------
(a) No information is presented with respect to AMPS because no Fund's operating expenses or expenses of the Reorganization will be borne by the holders of AMPS of any of the Funds. Generally, AMPS are sold at a fixed liquidation preference of $25,000 per share and investment return is set at an auction.

(b) Common Shares purchased in the secondary market may be subject to brokerage commissions or other charges.

(c) No sales load will be charged on the issuance of shares in the Reorganization. Common Shares are not available for purchase from the Funds but may be purchased through a broker-dealer subject to individually negotiated commission rates.


(d) The annual operating expenses for pro forma Florida Insured are projections for a 12-month period.

(e) Based on assets of each Fund and pro forma Florida Insured, excluding assets attributable to AMPS. If assets attributable to AMPS are included, the Investment Advisory Fees for each Fund and for pro forma Florida Insured would be 0.55% and the Total Annual Expenses would be 0.77%, 0.78%, 0.83%, 0.78% and 0.71%.


Example:

                    Cumulative Expenses Paid on Common Shares
                           for the Periods Indicated:

                                                                          1 Year   3 Years  5 Years  10 Years
                                                                          ------   -------  -------  --------
An investor would pay the following expenses on a $1,000
  investment, assuming (1) the operating expense ratio for each
  Fund (as a percentage of net assets attributable to Common
  Shares) set forth in the table above and (2) a 5% annual return throughout the period:
    Florida  Insured .................................................      $ 13     $ 41     $ 70     $155
    Florida Insured II ...............................................      $ 13     $ 42     $ 72     $159
    Florida Insured III ..............................................      $ 14     $ 43     $ 74     $164
    Florida Insured IV ...............................................      $ 13     $ 42     $ 72     $158

    Pro Forma Florida Insured* .......................................      $ 12     $ 38     $ 65     $144


----------
*     Assumes that the Reorganization had taken place on June 30, 1999.

      The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a common shareholder of each of the Funds will bear directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Example set forth above assumes that Common Shares were purchased in the initial offerings and the reinvestment of all dividends and distributions and uses a 5% annual rate of return as mandated by Securities and Exchange Commission (the "SEC") regulations. The Example should not be considered a representation of past or future expenses or annual rates of return. Actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example. See "Comparison of the Funds" and "The Reorganization - Potential Benefits to Common Shareholders of the Funds as a Result of the Reorganization."


Business of Florida Insured..........    Florida Insured was organized as a
                                           business trust under the laws of the
                                           Commonwealth of Massachusetts on
                                           September 8, 1997 and commenced
                                           operations on September 26, 1997.
                                           Florida Insured is a non-diversified,
                                           leveraged, closed-end management
                                           investment company whose investment
                                           objective is to provide shareholders
                                           with current income exempt from
                                           Federal income tax and the
                                           opportunity to own shares the value
                                           of which is exempt from Florida
                                           intangible personal property tax.
                                           Florida Insured seeks to achieve its
                                           investment objective by investing
                                           primarily in a portfolio of long-term
                                           investment grade obligations, the
                                           interest on which, in the opinion of
                                           bond counsel to the issuer, is exempt
                                           from Federal income taxes and which
                                           provide shareholders with the
                                           opportunity to own shares the value
                                           of which is exempt from Florida
                                           intangible personal property tax
                                           ("Florida Municipal Bonds"). Under
                                           normal circumstances, at least 80% of
                                           Florida Insured's total assets will
                                           be invested in municipal obligations
                                           with remaining maturities of one year
                                           or more that are covered by insurance
                                           guaranteeing the timely payment of
                                           principal at maturity and interest.
                                           See "Comparison of the Funds -
                                           Investment Objectives and Policies."
                                           The Fund intends to invest primarily
                                           in long-term Florida Municipal Bonds
                                           and municipal obligations the
                                           interest on which is exempt from
                                           Federal tax but do not enable shares
                                           of the Fund to be exempt from Florida
                                           intangible personal property tax
                                           ("Municipal Bonds") with a maturity
                                           of more than ten years. The weighted
                                           average maturity of the Fund's
                                           portfolio was 25.09 years as of
                                           September 30, 1999. The average
                                           maturity of the Fund's portfolio
                                           securities, and therefore the Fund's
                                           portfolio as a whole, will vary based
                                           upon the assessment of Fund Asset
                                           Management, L.P. ("FAM"), the Fund's
                                           investment adviser, of economic and
                                           market conditions. See "Comparison of
                                           the Funds--Investment Objective and
                                           Policies."

                                         Florida Insured has outstanding Common
                                           Shares and two series of AMPS,
                                           designated Series A and Series B,
                                           which shall be referred to herein
                                           collectively as "Florida Insured
                                           AMPS." As of September 30, 1999,
                                           Florida Insured had net assets of
                                           $250,421,764.

Business of Florida Insured II.......    Florida Insured II was organized as a
                                           business trust under the laws of the
                                           Commonwealth of Massachusetts on
                                           November 17, 1997 and commenced
                                           operations on February 25, 1998.
                                           Florida Insured II is a
                                           non-diversified, leveraged,
                                           closed-end management investment
                                           company whose investment objective is
                                           to provide shareholders with current
                                           income exempt from Federal income tax
                                           and the opportunity to own shares the
                                           value of which is exempt from Florida
                                           intangible personal property tax.
                                           Florida Insured II seeks to achieve
                                           its objective by investing primarily
                                           in a portfolio of Florida Municipal
                                           Bonds. Under normal circumstances, at
                                           least 80% of Florida Insured II's
                                           total assets will be invested in
                                           municipal obligations with remaining
                                           maturities of one year or more that
                                           are covered by insurance guaranteeing
                                           the timely payment of principal at
                                           maturity and interest. See
                                           "Comparison of the Funds--Investment
                                           Objectives and Policies." The fund
                                           intends to invest primarily in
                                           long-term Florida Municipal Bonds and
                                           Municipal Bonds with a maturity of
                                           more than ten years. The weighted
                                           average maturity of the Fund's
                                           portfolio was 25.16 years as of
                                           September 30, 1999. The average
                                           maturity of the Fund's portfolio
                                           securities, and therefore the Fund's
                                           portfolio as a whole, will vary based
                                           upon FAM's assessment of economic and
                                           market conditions. See "Comparison of
                                           the Funds--Investment Objective and
                                           Policies."





                                         Florida Insured II has outstanding
                                           Common Shares and two series of AMPS,
                                           designated Series A and Series B,
                                           which shall be referred to herein
                                           collectively as "Florida Insured II
                                           AMPS." As of September 30, 1999,
                                           Florida Insured II had net assets of
                                           $201,094,601.

Business of Florida Insured III......    Florida Insured III was organized as a
                                           business trust under the laws of the
                                           Commonwealth of Massachusetts on June
                                           10, 1998 and commenced operations on
                                           October 1, 1998. Florida Insured III
                                           is a non-diversified, leveraged,
                                           closed-end management investment
                                           company whose investment objective is
                                           to provide shareholders with current
                                           income exempt from Federal income
                                           taxes and the opportunity to own
                                           shares the value of which is exempt
                                           from Florida intangible personal
                                           property tax. Florida Insured III
                                           seeks to achieve its investment
                                           objective by investing primarily in a
                                           portfolio of Florida Municipal Bonds.
                                           Under normal circumstances, at least
                                           80% of Florida Insured III's total
                                           assets will be invested in municipal
                                           obligations with remaining maturities
                                           of one year or more that are covered
                                           by insurance guaranteeing the timely
                                           payment of principal at maturity and
                                           interest. See "Comparison of the
                                           Funds - Investment Objectives and
                                           Policies." The Fund intends to invest
                                           primarily in long-term Florida
                                           Municipal Bonds and

                                           Municipal Bonds with a maturity of
                                           more than ten years. The weighted
                                           average maturity of the Fund's
                                           portfolio was 26.42 years as of
                                           September 30, 1999.
                                           The average maturity of the Fund's
                                           portfolio securities, and therefore
                                           the Fund's portfolio as a whole, will
                                           vary based upon FAM's assessment of
                                           economic and market conditions. See
                                           "Comparison of the Funds--Investment
                                           Objective and Policies."

                                         Florida Insured III has outstanding
                                           Common Shares and two series of AMPS,
                                           designated Series A and Series B,
                                           which shall be referred to herein
                                           collectively as "Florida Insured III
                                           AMPS." As of September 30, 1999,
                                           Florida Insured III had net assets of
                                           $130,910,834.

Business of Florida Insured IV.......    Florida Insured IV was organized as a
                                           business trust under the laws of the
                                           Commonwealth of Massachusetts on
                                           November 25, 1998 and commenced
                                           operations on January 29, 1999.
                                           Florida Insured IV is a
                                           non-diversified, leveraged,
                                           closed-end management investment
                                           company whose investment objective is
                                           to provide shareholders with current
                                           income exempt from Federal income
                                           taxes and the opportunity to own
                                           shares the value of which is exempt
                                           from Florida intangible personal
                                           property tax. Florida Insured IV
                                           seeks to achieve its investment
                                           objective by investing primarily in a
                                           portfolio of Florida Municipal Bonds.
                                           Under normal circumstances, at least
                                           80% of Florida Insured IV's total
                                           assets will be invested in municipal
                                           obligations with remaining maturities
                                           of one year or more that are covered
                                           by insurance guaranteeing the timely
                                           payment of principal at maturity and
                                           interest. See "Comparison of the
                                           Funds - Investment Objectives and
                                           Policies." The Fund intends to invest
                                           primarily in long-term Florida
                                           Municipal Bonds and Municipal Bonds
                                           with a maturity of more than ten
                                           years. The weighted average maturity
                                           of the Fund's portfolio was 25.05
                                           years as of September 30, 1999. The
                                           average maturity of the Fund's
                                           portfolio securities, and therefore
                                           the Fund's portfolio as a whole, will
                                           vary based upon FAM's assessment of
                                           economic and market conditions. The
                                           average maturity of the Fund's
                                           portfolio securities, and therefore
                                           the Fund's portfolio as a whole, will
                                           vary based upon FAM's assessment of
                                           economic and market conditions. See
                                           "Comparison of the Funds--Investment
                                           Objective and Policies."

                                         Florida Insured IV has outstanding
                                           Common Shares and two series of AMPS,
                                           designated Series A and Series B,
                                           which shall be referred to herein
                                           collectively as "Florida Insured IV
                                           AMPS". As of September 30, 1999,
                                           Florida Insured IV had net assets of
                                           $197,754,551.

Comparison of the Funds..............    Investment Objectives and Policies. The
                                           Funds have substantially similar
                                           investment objectives and policies.
                                           All four Funds seek to provide
                                           shareholders (including holders of
                                           AMPS) with current income exempt from
                                           Federal income tax and to provide
                                           shareholders with the opportunity to
                                           own shares the value of which is
                                           exempt from Florida intangible
                                           personal property tax and seek to
                                           achieve this objective by investing
                                           primarily in a portfolio of Florida
                                           Municipal Bonds. The Funds intend to
                                           invest substantially all (at least
                                           80%) of their respective assets in
                                           Florida Municipal Bonds except where
                                           there is an insufficient supply of
                                           Florida Municipal Bonds at suitable
                                           prices. The Fund will, under normal
                                           circumstances, maintain at least 65%
                                           of its assets in Florida Municipal
                                           Bonds and at least 80% of its assets
                                           in Florida Municipal Bonds and
                                           Municipal Bonds. See "Comparison of
                                           the Funds - Investment Objective and
                                           Policies."

                                         Capital Shares. Each Fund has
                                           outstanding both Common Shares and
                                           AMPS. The Common Shares of each of
                                           the Funds are traded on the NYSE. As
                                           of September 30, 1999, (i) the net
                                           asset value per share of Florida
                                           Insured Common Shares was $13.49 and
                                           the market price per share was
                                           $12.625; (ii) the net asset value per
                                           share of Florida Insured II Common
                                           Shares was $13.02 and the market
                                           price per share was $12.3125; (iii)
                                           the net asset value per share of
                                           Florida Insured III Common Shares was
                                           $12.44 and the market price per share
                                           was $11.875; and (iv) the net asset
                                           value per share of Florida Insured IV
                                           Common Shares was $12.52 and the
                                           market price per share was $12.625.
                                           The AMPS of each of the Funds have a
                                           liquidation preference of $25,000 per
                                           share and are sold principally at
                                           auctions. See "Comparison of the
                                           Funds - Capital Shares."

                                         Auctions generally have been held and
                                         will be held every seven days for each
                                         series of AMPS of each of the Funds
                                         unless the applicable Fund elects,
                                         subject to certain limitations, to have
                                         a special dividend period. In
                                         connection with the Reorganization, a
                                         holder of AMPS of an Acquired Fund may
                                         receive Florida Insured AMPS with a
                                         dividend payment date and an auction
                                         date that fall on days of the week that
                                         are different from the schedule of the
                                         AMPS of the Acquired Fund. See
                                         "Comparison of the Funds - Capital
                                         Shares" and "Agreement and Plan of
                                         Reorganization - Terms of the Agreement
                                         and Plan of Reorganization." The
                                         following table provides information
                                         about the dividend rates for each
                                         series of AMPS of each of the Funds as
                                         of a recent auction.

                          Auction                                       Dividend
                            Date                 Fund           Series    Rate
                      ----------------    -------------------   ------  --------
                      October 12, 1999    Florida Insured          A      3.45%
                      October 15, 1999    Florida Insured          B      3.40%
                      October 8, 1999     Florida Insured II       A      3.70%
                      October 13, 1999    Florida Insured II       B      3.50%
                      October 12, 1999    Florida Insured III      A      3.70%
                      October 15, 1999    Florida Insured III      B      3.34%
                      October 14, 1999    Florida Insured IV       A      3.50%
                      October 8, 1999     Florida Insured IV       B      3.45%

                                         Advisory Fees. The investment adviser
                                           for each of the Funds is Fund Asset
                                           Management, L.P. ("FAM"). The
                                           principal business address of FAM is
                                           800 Scudders Mill Road, Plainsboro,
                                           New Jersey 08536. FAM was organized
                                           as an investment adviser in 1977 and
                                           offers investment advisory services
                                           to more than 50 registered investment
                                           companies. The Asset Management Group
                                           of Merrill Lynch & Co., Inc. ("ML &
                                           Co.") (which includes FAM) acts as
                                           investment adviser for over 100
                                           registered investment companies and
                                           also offers portfolio management and
                                           portfolio analysis services to
                                           individuals and institutional
                                           accounts.

                                         FAM is responsible for the management
                                           of each Fund's investment portfolio
                                           and for providing administrative
                                           services to each Fund. Robert A.
                                           DiMella and Robert D. Sneeden serve
                                           as the portfolio managers for each of
                                           these Funds and will continue to
                                           serve as the portfolio managers for
                                           the combined Fund after the
                                           Reorganization.

                                         Pursuant to separate investment
                                           advisory agreements between each Fund
                                           and FAM, each Fund pays FAM a monthly
                                           fee at the annual rate of 0.55% of
                                           such Fund's average weekly net
                                           assets, including assets acquired
                                           from the sale of AMPS. Subsequent to
                                           the Reorganization, FAM will continue
                                           to receive compensation at the rate
                                           of 0.55% of the average weekly net
                                           assets, including assets acquired
                                           from the sale of AMPS, of the
                                           combined fund. See "Comparison of the
                                           Funds - Management of the Funds."


                                         Other Significant Fees. The Bank of New
                                           York is the custodian, transfer
                                           agent, dividend disbursing agent and
                                           registrar for the Common Shares of
                                           Florida Insured and Florida Insured
                                           II. State Street Bank and Trust
                                           Company is the custodian, transfer
                                           agent, dividend disbursing agent and
                                           registrar for the Common Shares of
                                           Florida Insured III and Florida
                                           Insured IV. The Bank of New York is
                                           the transfer agent, registrar and
                                           auction agent for each Fund's AMPS.
                                           The principal business addresses are
                                           as follows: The Bank of New York, 90
                                           Washington Street, New York, New York
                                           10286 (for its custodial services)
                                           and 101 Barclay Street, New York, New
                                           York 10286 (for its transfer agency
                                           and auction agency services); and
                                           State Street Bank and Trust Company,
                                           One Heritage Drive, P2N, North
                                           Quincy, Massachusetts 02171 (for its
                                           custodial services) and 225 Franklin
                                           Street, Boston, Massachusetts 02110
                                           (for its transfer agency services).
                                           See "Comparison of the Funds -
                                           Management of the Funds."

                                         Overall Expense Ratio. As of June 30,
                                           1999, the overall annualized
                                           operating expense ratio for Florida
                                           Insured was 1.28%, based on net
                                           assets of approximately

                                           $156.2 million excluding AMPS, and
                                           0.77%, based on net assets of
                                           approximately $261.0 million
                                           including AMPS; the overall
                                           annualized operating expense ratio
                                           for Florida Insured II was 1.32%,
                                           based on net assets of approximately
                                           $125.0 million excluding AMPS, and
                                           0.78%, based on net assets of
                                           approximately $211.0 million
                                           including AMPS; the overall
                                           annualized operating expense ratio
                                           for Florida Insured III was 1.36%,
                                           based on net assets of approximately
                                           $84.1 million excluding AMPS, and
                                           0.83%, based on net assets of
                                           approximately $138.1 million
                                           including AMPS; and the overall
                                           annualized operating expense ratio
                                           for Florida Insured IV was 1.31%,
                                           based on net assets of approximately
                                           $124.3 million excluding AMPS, and
                                           0.78%, based on net assets of
                                           approximately $207.8 million
                                           including AMPS. If the Reorganization
                                           had taken place on June 30, 1999, the
                                           overall operating expense ratio for
                                           pro forma Florida Insured would have
                                           been 1.19%, based on net assets of
                                           approximately $489.6 million
                                           excluding AMPS, and 0.71%, based on
                                           net assets of approximately $817.8
                                           million including AMPS.


                                         Purchases and Sales of Common Shares
                                           and AMPS. Purchase and sale
                                           procedures for the Common Shares of
                                           each of the Funds are identical, and
                                           investors typically purchase and sell
                                           Common Shares of the Funds through a
                                           registered broker-dealer on the NYSE,
                                           thereby incurring a brokerage
                                           commission set by the broker-dealer.
                                           Alternatively, investors may purchase
                                           or sell Common Shares of the Funds
                                           through privately negotiated
                                           transactions with existing
                                           shareholders.

                                         Purchase and sale procedures for the
                                           AMPS of each of the Funds also are
                                           identical. Such AMPS generally are
                                           purchased and sold at separate
                                           auctions conducted on a regular basis
                                           by IBJ Whitehall Bank & Trust
                                           Company, as the auction agent for
                                           each Fund's AMPS (the "Auction
                                           Agent"). Unless otherwise permitted
                                           by the Funds, existing and potential
                                           holders of AMPS only may participate
                                           in auctions through their
                                           broker-dealers. Broker-dealers submit
                                           the orders of their respective
                                           customers who are existing and
                                           potential holders of AMPS to the
                                           Auction Agent. On or prior to each
                                           auction date for the AMPS (the
                                           business day next preceding the first
                                           day of each dividend period), each
                                           holder may submit orders to buy, sell
                                           or hold AMPS to its broker-dealer.
                                           Outside of these auctions, shares of
                                           AMPS may be purchased or sold through
                                           broker-dealers for the AMPS in a
                                           secondary trading market maintained
                                           by the broker-dealers. However, there
                                           can be no assurance that a secondary
                                           market will develop or if it does
                                           develop, that it will provide holders
                                           with a liquid trading market for the
                                           AMPS of any of the Funds.

                                         Ratings of AMPS. The AMPS of each Fund
                                           have each been assigned a rating of
                                           AAA from Standard &

                                           Poor's ("S&P") and "aaa" from Moody's
                                           Investors Service, Inc. ("Moody's").
                                           See "Comparison of the Funds - Rating
                                           Agency Guidelines."


                                         Portfolio Insurance. Each of the Funds
                                           has a similar policy with respect to
                                           obtaining insurance for portfolio
                                           securities. Under normal
                                           circumstances, at least 80% of each
                                           Fund's assets will be invested in
                                           municipal obligations either (i)
                                           insured under an insurance policy
                                           purchased by the Fund or (ii) insured
                                           under an insurance policy obtained by
                                           the issuer thereof or any other
                                           party. See "Comparison of the Funds -
                                           Investment Objective and Policies"
                                           and "Portfolio Insurance."

                                         Ratings of Municipal Obligations. Each
                                           of the Funds will invest in municipal
                                           obligations that are at the time of
                                           purchase considered investment grade.
                                           See Exhibit IV -- "Ratings of
                                           Municipal Bonds."


                                         Portfolio Transactions. The portfolio
                                           transactions in which the Funds may
                                           engage are similar, as are the
                                           procedures for such transactions. See
                                           "Comparison of the Funds - Portfolio
                                           Transactions."

                                         Dividends and Distributions. The
                                           methods of dividend payment and
                                           distributions are similar for all of
                                           the Funds, both with respect to the
                                           Common Shares and the AMPS of each
                                           Fund. See "Comparison of the Funds -
                                           Dividends and Distributions."


                                         Net Asset Value. The net asset value
                                           per Common Share of each Fund is
                                           determined after the close of
                                           business on the NYSE (generally, 4:00
                                           p.m., Eastern time) on the last
                                           business day in each week. For
                                           purposes of determining the net asset
                                           value of a Common Share of each Fund,
                                           the value of the securities held by
                                           the Fund plus any cash or other
                                           assets (including interest accrued
                                           but not yet received) minus all
                                           liabilities (including accrued
                                           expenses) and the aggregate
                                           liquidation value of the outstanding
                                           shares of AMPS of the Fund is divided
                                           by the total number of Common Shares
                                           of the Fund outstanding at such time.
                                           Expenses, including fees payable to
                                           FAM, are accrued daily. See
                                           "Comparison of the Funds - Net Asset
                                           Value."

                                         Voting Rights. The corresponding voting
                                           rights of the holders of each Fund's
                                           Common Shares are substantially
                                           similar. Similarly, the corresponding
                                           voting rights of the holders of each
                                           Fund's AMPS are substantially
                                           similar. See "Comparison of the Funds
                                           - Capital Shares."


                                         Shareholder Services. An automatic
                                           dividend reinvestment plan is
                                           available to holders of each Fund's
                                           Common Shares. The plans are similar
                                           for the four Funds. See "Comparison
                                           of the Funds - Automatic Dividend
                                           Reinvestment Plan." Other shareholder
                                           services, including the provision of
                                           annual and semi-annual reports, are
                                           the same for the four Funds.

     Outstanding Securities of Florida Insured, Florida Insured II, Florida
           Insured III and Florida Insured IV as of September 30, 1999


                                                                           Amount Outstanding
                                                       Amount Held by      Exclusive of Amount
                                      Amount          Fund for its Own      Shown in Previous
       Title of Class               Authorized            Account                Column
------------------------------      ----------        ----------------      ------------------

Florida Insured
  Common Shares ..............       Unlimited              -0-                10,798,052
  AMPS .......................       1,000,000              -0-                     4,190
Florida Insured II
  Common Shares ..............       Unlimited              -0-                 8,840,687
  AMPS .......................       1,000,000              -0-                     3,440
Florida Insured III
  Common Shares ..............       Unlimited              -0-                 6,181,830
  AMPS .......................       1,000,000              -0-                     2,160
Florida Insured IV
  Common Shares ..............       Unlimited              -0-                 9,126,034
  AMPS .......................       1,000,000              -0-                     3,340


Tax Considerations...................    The Funds have jointly requested a
                                           private letter ruling from the IRS
                                           with respect to the Reorganization to
                                           the effect that, among other things,
                                           no Fund will recognize gain or loss
                                           on the transaction and the
                                           shareholders of the Acquired Funds
                                           will not recognize gain or loss on
                                           the exchange of their shares for
                                           Florida Insured Common Shares (except
                                           to the extent that a common
                                           shareholder in an Acquired Fund
                                           receives cash representing an
                                           interest in less than a full Florida
                                           Insured Common Share in the
                                           Reorganization) or Florida Insured
                                           AMPS. The consummation of the
                                           Reorganization is subject to the
                                           receipt of such ruling or of an
                                           opinion of counsel to the same
                                           effect. The Reorganization will not
                                           affect the status of Florida Insured
                                           as a regulated investment company (a
                                           "RIC") under the Internal Revenue
                                           Code of 1986, as amended (the
                                           "Code"). Each of the Acquired Funds
                                           will liquidate pursuant to the
                                           Reorganization. See "Agreement and
                                           Plan of Reorganization -- Tax
                                           Consequences of the Reorganization."

RISK FACTORS AND SPECIAL CONSIDERATIONS

      Since each of the four Funds invests primarily in a portfolio of Florida Municipal Bonds, any risks inherent in such investments are equally applicable to all four Funds and will be similarly pertinent to the combined fund after the Reorganization. It is expected that the Reorganization itself will not adversely affect the rights of holders of Common Shares or of any series of AMPS of any of the Funds or create additional risks.

Florida Municipal Bonds


      The Funds ordinarily intend to invest at least 80% of their respective portfolios in Florida Municipal Bonds. As a result, each Fund is more exposed to risks affecting issuers of Florida Municipal Bonds than is a municipal bond fund that invests more widely. See "Comparison of the Funds--Special Considerations Relating to Florida Municipal Bonds" and Exhibit III-"Economic and Other Conditions in Florida."

Interest Rate and Credit Risk

      Each Fund invests in municipal bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.


Non-diversification

      Each Fund is registered as a "non-diversified" investment company. This means that the Fund may invest a greater percentage of its assets in a single issuer than a diversified investment company. Since a Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more exposed to any single economic, political or regulatory occurrence than a more widely-diversified fund. Even as a non-diversified fund, each Fund must still meet the diversification requirements of applicable Federal income tax law.

Rating Categories

      The Funds intend to invest in municipal bonds that are rated investment grade by S&P, Moody's or Fitch IBCA, Inc. ("Fitch") or are considered by FAM to be of comparable quality. Obligations rated in the lowest investment grade category may have certain speculative characteristics.

Private Activity Bonds


      Each Fund may invest in certain tax-exempt securities classified as "private activity bonds." These bonds may subject certain investors in a Fund to a Federal alternative minimum tax.


Taxes


      It is possible that a Fund may not be able to fully dispose of a sufficient portion of its assets subject to Florida intangible personal property tax by the last business day of the calendar year. This could subject shares of a Fund to Florida intangible personal property tax. See "Comparison of the Funds -- Tax Rules Applicable to the Funds and their Shareholders."


Portfolio Insurance

      Each of the Funds is subject to certain investment restrictions imposed by guidelines of the insurance companies that issue portfolio insurance. The Funds do not believe these guidelines prevent FAM from managing the Funds' portfolios in accordance with the Funds' investment objective and policies.

Leverage

      Use of leverage, through the issuance of AMPS, involves certain risks to holders of Common Shares of each of the Funds. For example, each Fund's issuance of AMPS may result in higher volatility of the net asset value of its Common Shares and potentially more volatility in the market value of its Common Shares. In addition, changes in the short-term and medium-term dividend rates on, and the amount of taxable income allocable to, the

AMPS will affect the yield to holders of Common Shares. Under certain circumstances, when a Fund is required to allocate taxable income to holders of AMPS, the Fund may be required to make an additional distribution to such holders in an amount approximately equal to the tax liability resulting from the allocation (an "Additional Distribution"). Leverage will allow holders of each Fund's Common Shares to realize a higher current rate of return than if the Fund were not leveraged as long as the Fund, while accounting for its costs and operating expenses, is able to realize a higher net return on its investment portfolio than the then-current dividend rate (and any Additional Distribution) paid on the AMPS. Similarly, since a pro rata portion of each Fund's net realized capital gains is generally payable to holders of the Fund's Common Shares, the use of leverage will increase the amount of such gains distributed to holders of the Fund's Common Shares. However, short-term, medium-term and long-term interest rates change from time to time as do their relationships to each other (i.e., the slope of the yield curve) depending upon such factors as supply and demand forces, monetary and tax policies and investor expectations. Changes in any or all of such factors could cause the relationship between short-term, medium-term and long-term rates to change (i.e., to flatten or to invert the slope of the yield curve) so that short-term and medium-term rates may substantially increase relative to the long-term obligations in which each Fund may be invested. To the extent that the current dividend rate (and any Additional Distribution) on the AMPS approaches the net return on a Fund's investment portfolio, the benefit of leverage to holders of Common Shares will be decreased. If the current dividend rate (and any Additional Distribution) on the AMPS were to exceed the net return on a Fund's portfolio, holders of Common Shares would receive a lower rate of return than if the Fund were not leveraged. Similarly, since both the costs of issuing AMPS and any decline in the value of a Fund's investments (including investments purchased with the proceeds from any AMPS offering) will be borne entirely by holders of the Fund's Common Shares, the effect of leverage in a declining market would result in a greater decrease in net asset value to holders of Common Shares than if the Fund were not leveraged. If a Fund is liquidated, holders of that Fund's AMPS will be entitled to receive liquidating distributions before any distribution is made to holders of Common Shares of that Fund.

      In an extreme case, a decline in net asset value could affect each Fund's ability to pay dividends on its Common Shares. Failure to make such dividend payments could adversely affect the Fund's qualification as a RIC under the Federal tax laws. See "Comparison of the Funds - Tax Rules Applicable to the Funds and their Shareholders." However, each Fund intends to take all measures necessary to make Common Share dividend payments. If a Fund's current investment income is ever insufficient to meet dividend payments on either the Common Shares or the AMPS, the Fund may have to liquidate certain of its investments. In addition, each Fund has the authority to redeem its AMPS for any reason and may redeem all or part of its AMPS under the following circumstances:

      o if the Fund anticipates that the leveraged capital structure will result in a lower rate of return for any significant amount of time to holders of the Common Shares than it can obtain if the Common Shares were not leveraged,

      o if the asset coverage for the AMPS declines below 200%, either as a result of a decline in the value of the Fund's portfolio investments or as a result of the repurchase of Common Shares in tender offers or otherwise, or

      o in order to maintain the asset coverage guidelines established by Moody's and S&P in rating the AMPS.

Redemption of the AMPS or insufficient investment income to make dividend payments, may reduce the net asset value of the Common Shares and require the Fund to liquidate a portion of its investments at a time when it may be disadvantageous to do so.

      Portfolio Management. The portfolio management strategies of the Funds are the same. In the event of an increase in short-term or medium-term rates or other change in market conditions to the point where a Fund's leverage could adversely affect holders of Common Shares as noted above, or in anticipation of such changes, each Fund may attempt to shorten the average maturity of its investment portfolio, which would tend to offset the negative impact of leverage on holders of its Common Shares. Each Fund also may attempt to reduce the degree to which it is leveraged by redeeming AMPS pursuant to the provisions of the Fund's Certificate of Designation establishing the rights and preferences of the AMPS or otherwise purchasing shares of AMPS. Purchases and sales or redemptions of AMPS, whether on the open market or in negotiated transactions, are subject to limitations under the Investment Company Act. If market conditions subsequently change, each Fund may sell previously unissued shares of AMPS or shares of AMPS that the Fund previously issued but later repurchased or redeemed.

Inverse Floating Obligations

      A Fund's investments in "inverse floating obligations" or "residual interest bonds" provide investment leverage because their market value increases or decreases in response to market changes at a greater rate than fixed rate, long term tax exempt securities. The market values of such securities are more volatile than the market values of fixed rate, tax exempt securities.

Options and Futures Transactions

      Each Fund may engage in certain options and futures transactions to reduce its exposure to interest rate movements. If a Fund incorrectly forecasts market values, interest rates or other factors, that Fund's performance could suffer. Each Fund also may suffer a loss if the other party to the transaction fails to meet its obligations. The Funds are not required to use hedging and may choose not to do so.

Antitakeover Provisions

      The Declaration of Trust of each of the Funds (in each case the "Charter") includes provisions that could limit the ability of other entities or persons to acquire control of that Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

Ratings Considerations

      The Funds have received ratings of their AMPS of AAA from S&P and "aaa" from Moody's. In order to maintain these ratings, the Funds are required to maintain portfolio holdings meeting specified guidelines of such rating agencies. These guidelines may impose asset coverage requirements that are more stringent than those imposed by the Investment Company Act.

      As described by Moody's and S&P, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The ratings of the AMPS are not recommendations to purchase, hold or sell AMPS, inasmuch as the ratings do not comment as to market price or suitability for a particular investor, nor do the rating agency guidelines address the likelihood that a holder of AMPS will be able to sell such shares in an auction. The ratings are based on current information furnished to Moody's and S&P by the Funds and FAM and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Shares of the Funds have not been rated by a nationally recognized statistical rating organization.

      The Board of Trustees of each of the Funds, without shareholder approval, may amend, alter or repeal certain definitions or restrictions which have been adopted by the Fund pursuant to the rating agency guidelines, in the event the Fund receives confirmation from the rating agencies that any such amendment, alteration or repeal would not impair the ratings then assigned to AMPS.

COMPARISON OF THE FUNDS

Financial Highlights

   Florida Insured

      The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.


                                                                                             For the Period
                                                                    For the Year Ended    September 26, 1997+
                                                                      August 31, 1999      to August 31, 1998
                                                                       -------------          -------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ............................         $  16.03               $  15.00
                                                                          --------               --------
Investment income - net .........................................             1.14                   1.08
Realized and unrealized gain (loss) on investments - net ........            (1.77)                  1.08
                                                                          --------               --------
Total from investment operations ................................             (.63)                  2.16
                                                                          --------               --------
Less dividends and distributions to Common Shareholders:
       Investment income - net ..................................             (.86)                  (.71)
       Realized gain on investments - net .......................             (.07)                    --
       In excess of realized gain on investments - net ..........             (.27)                    --
                                                                          --------               --------
Total dividends and distributions to Common Shareholders ........            (1.20)                  (.71)
Capital charge resulting from issuance of Common Shares .........               --                   (.03)
                                                                          --------               --------
Effect of Preferred Share activity: ++
   Dividends and distributions to Preferred Shareholders:
       Investment income - net ..................................             (.23)                  (.30)
       Realized gain on investments - net .......................             (.03)                    --
       In excess of realized gain on investments - net ..........             (.10)                    --
   Capital charge resulting from issuance of Preferred Shares ...               --                   (.09)
                                                                          --------               --------
Total effect of Preferred Share activity ........................             (.36)                  (.39)
                                                                          --------               --------
Net asset value, end of period ..................................         $  13.84               $  16.03
                                                                          ========               ========
Market price per share, end of period ...........................         $  12.75               $14.8125
                                                                          ========               ========
Total investment Return:**
Based on market price per share .................................            (6.80%)                 3.47%#
                                                                          ========               ========
Based on net asset value per share ..............................            (6.51%)                11.97%#
                                                                          ========               ========
Ratios Based on Average Net Assets of Common Shares:
Total Expenses, net of reimbursement*** .........................             1.18%                   .87%*
                                                                          ========               ========
Total expenses*** ...............................................             1.26%                  1.20%*
                                                                          ========               ========
Total investment income - net*** ................................             7.34%                  7.51%*
                                                                          ========               ========
Amount of Dividends to Preferred Shareholders ...................             1.50%                  2.07%*
                                                                          ========               ========
Investment income - net, to Common Shareholders .................             5.84%                  5.44%*
                                                                          ========               ========
Ratios Based in Average Net Assets+++***
Total expenses, net of reimbursement ............................              .73%                   .54%*
                                                                          ========               ========
Total expenses ..................................................              .77%                   .75%*
                                                                          ========               ========
Total investment income-net .....................................             4.51%                  4.70%*
                                                                          ========               ========
Ratios Based on Average Net Assets of Preferred Shares:
Dividends to Preferred Shareholders .............................             2.39%                  3.47%*
                                                                          ========               ========
Supplemental Data:
Net assets, net of Preferred Shares, end of period (in thousands)         $149,395               $172,516
                                                                          ========               ========
Preferred Shares outstanding, end of period (in thousands) ......         $104,750               $104,750
                                                                          ========               ========
Portfolio turnover ..............................................           120.70%                101.89%
                                                                          ========               ========
Leverage:
Asset coverage per $1,000 .......................................         $  2,426               $  2,647
                                                                          ========               ========
Dividends Per Share on Preferred Shares Outstanding:
Series A - Investment income - net ..............................         $    606               $    753
                                                                          ========               ========
Series B - Investment income - net ..............................         $    598               $    764
                                                                          ========               ========

----------
*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations
++    The Fund's Preferred Shares were issued on October 16, 1997.
+++   Includes Common and Preferred Shares average net assets.
#     Aggregate total investment return.

   Florida Insured II


      The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.


                                                                                                For the Period
                                                                         For the Year Ended   February 25, 1998+
                                                                           June 30, 1999       to June 30, 1998
                                                                         ------------------   ------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period .............................            $  14.97              $  15.00
                                                                              --------              --------
Investment income - net ..........................................                1.13                   .39
Realized and unrealized gain (loss) on investments - net .........                (.81)                  .04
                                                                              --------              --------
Total from investment operations .................................                 .32                   .43
                                                                              --------              --------
Less dividends and distributions to Common Shareholders:
       Investment income - net ...................................                (.80)                 (.22)
       In excess of realized gain on investments - net ...........                (.03)                   --
                                                                              --------              --------
Total dividends and distributions to Common Shareholders .........                (.83)                 (.22)
                                                                              --------              --------
Capital charge resulting from issuance of Common Shares ..........                  --                  (.04)
                                                                              --------              --------
Effect of Preferred Share activity:++
 Dividends and distributions to Preferred Shareholders:
   Investment income - net .......................................                (.31)                 (.11)
   In excess of realized gain on investments - net ...............                (.01)                   --
   Capital charge resulting from issuance of Preferred Shares ....                  --                  (.09)
                                                                              --------              --------
Total effect of Preferred Share activity .........................                (.32)                 (.20)
                                                                              ========              ========
Net asset value, end of period ...................................            $  14.14              $  14.97
                                                                              ========              ========
Market price per share, end of period ............................            $12.9375              $  15.50
                                                                              ========              ========
Total Investment Return:**
Based on market price per share ..................................              (11.75)%                4.87%#
                                                                              ========              ========
Based on net asset value per share ...............................                (.13)%                1.29%#
                                                                              ========              ========
Ratios Based on Average Net Assets of Common Shares:
Total expenses, net of reimbursement*** ..........................                1.13%                  .35%*
                                                                              ========              ========
Total expenses*** ................................................                1.22%                 1.10%*
                                                                              ========              ========
Total investment income - net*** .................................                7.36%                 7.26%*
                                                                              ========              ========
Amount of dividends to Preferred Shareholders ....................                2.02%                 2.00%*
                                                                              ========              ========
Investment Income - net, to Common Shareholders ..................                5.34%                 5.26%*
                                                                              ========              ========
Ratios Based on Total Average Net Assets +++***
Total expenses, net of reimbursement .............................                 .69%                  .24%*
                                                                              ========              ========
Total expenses ...................................................                 .75%                  .76%*
                                                                              ========              ========
Total investment income - net ....................................                4.49%                 5.00%*
                                                                              ========              ========
Ratios Based on Average Net Assets of Preferred Shares:
Dividends to Preferred Shareholders ..............................                3.16%                 4.43%*
                                                                              ========              ========
Supplemental Data:
Net assets, net of Preferred Shares, end of  period (in thousands)            $124,976              $132,351
                                                                              ========              ========
Preferred Shares outstanding, end of period (in thousands) .......            $ 86,000              $ 86,000
                                                                              ========              ========
Portfolio turnover ...............................................              108.45%                59.25%
                                                                              ========              ========
Leverage:
Asset coverage per $1,000 ........................................            $  2,453              $  2,539
                                                                              ========              ========
Dividends Per Share on Preferred Shares Outstanding:
Series A - Investment income - net ...............................            $    789              $    281
                                                                              ========              ========
Series B - Investment income - net ...............................            $    793              $    277
                                                                              ========              ========

----------
*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations.
++    The Fund's Preferred Shares were issued on March 13, 1998.
+++   Includes Common and Preferred Shares average net assets.
#     Aggregate total investment return.

   Florida Insured III


      The financial information in the table below is unaudited and has been provided by FAM. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                                            For the Period
                                                                          October 1, 1998+ to
                                                                            March 31, 1999
                                                                          -------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ..............................            $ 15.00
                                                                               -------
Investment income - net ...........................................                .52
Realized and unrealized loss on investments - net .................               (.23)
                                                                               -------
Total from investment operations ..................................               (.29)
                                                                               -------
Less dividends to Common Shareholders from investment income - net               (.33)
                                                                               -------
Capital charge resulting from issuance of Common Shares ...........               (.05)
                                                                               -------
Effect of Preferred Share activity:++
   Dividends to Preferred Shareholders:
   Investment income - net ........................................               (.12)
   Capital charge resulting from issuance of Preferred Shares .....               (.10)
                                                                               -------
Total effect of Preferred Share activity ..........................               (.22)
                                                                               -------
Net asset value, end of period ....................................            $ 14.69
                                                                               =======
Market price per share, end of period .............................            $14.375
                                                                               =======
Total Investment Return:**
Based on market price per share ...................................              (1.99%)#
                                                                               =======
Based on net asset value per share ................................                .16%#
                                                                               =======
Ratios to Average Net Assets***
Expenses, net of reimbursement ....................................                .35%*
                                                                               =======
Expenses ..........................................................                .80%*
                                                                               =======
Investment income - net ...........................................               4.79%*
                                                                               =======
Supplemental Data:
Net assets, net of Preferred Shares, end of period (in thousands) .            $90,820
                                                                               =======
Preferred Shares outstanding, end of period (in thousands) ........            $54,000
                                                                               =======
Portfolio turnover ................................................             123.02%
                                                                               =======
Dividends Per Share on Preferred Shares Outstanding:
Series A - Investment income - net ................................            $   329
                                                                               =======
Series B - Investment income - net ................................            $   338
                                                                               =======
Leverage:
Asset coverage per $1,000 .........................................            $ 2,682
                                                                               =======

----------
*     Annualized.
** Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations.
++    The Fund's Preferred Shares were issued on October 22, 1998.

#     Aggregate total investment return.

   Florida Insured IV

      The financial information in the table below is unaudited and has been provided by FAM. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                                         For the Period
                                                                        January 29, 1999+
                                                                        to March 31, 1999
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ............................            $  15.00
                                                                             --------
Investment income - net .........................................                 .16
Realized and unrealized loss on investments - net ...............                (.09)
                                                                             --------
Total from investment operations ................................                (.07)
                                                                             --------
Capital charge resulting from issuance of Common Shares .........                (.03)
                                                                             --------
Effect of Preferred Share activity:++
   Dividends to Preferred Shareholders:
   Investment income - net ......................................                (.03)
   Capital charge resulting from issuance of Preferred Shares ...                (.09)
                                                                             --------
Total effect of Preferred Share activity ........................                (.12)
                                                                             --------
Net asset value, end of period ..................................            $  14.92
                                                                             ========
Market price per share, end of period ...........................            $  15.25
                                                                             ========
Total Investment Return:**
Based on market price per share .................................                1.67%#
                                                                             ========
Based on net asset value per share ..............................                (.53%)#
                                                                             ========
Ratios to Average Net Assets ***
Expenses, net of reimbursement ..................................                 .13%*
                                                                             ========
Expenses ........................................................                 .74%*
                                                                             ========
Investment income - net .........................................                5.30%*
                                                                             ========
Supplemental Data:
Net assets, net of Preferred Shares, end of period (in thousands)            $135,989
                                                                             ========
Preferred Shares outstanding, end of period (in thousands) ......            $ 83,500
                                                                             ========
Portfolio turnover ..............................................               23.78%
                                                                             ========
Leverage:
Asset coverage per $1,000 .......................................            $  2,629
                                                                             ========
Dividends Per Share on Preferred Shares Outstanding:
Series A - Investment income - net ..............................            $     90
                                                                             ========
Series B - Investment income -- net .............................            $     76
                                                                             ========


----------
*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations.
++    The Fund's Preferred Shares were issued on February 22, 1999.

#     Aggregate total investment return.

                        Per Share Data for Common Shares*
                Traded on the New York Stock Exchange (unaudited)

Florida Insured

                                                                                  Premium
                                                                                 (Discount)
                                                                                   to Net
                                Market Price**           Net Asset Value         Asset Value
                             --------------------        ----------------      ----------------
      Quarter  Ended          High          Low           High       Low        High      Low
      --------------         -------      -------        -----      -----      -----     ------

November 30, 1997+.....      16.25        15.0625        15.38      15.04       5.13      (0.20)
February 28, 1998 .....      16.0625      15.625         15.83      15.56       3.97      (2.40)
May 31, 1998 ..........      14.9375      14.3125        15.68      15.29       0.92      (6.39)
August 31, 1998 .......      14.875       14.0625        16.03      15.63      (4.19)    (10.54)
November 30, 1998 .....      16.25        15.375         16.07      15.83       1.12      (8.21)
February 28, 1999 .....      16.0625      15.4375        15.68      15.44       5.71      (0.40)
May 31, 1999 ..........      14.9375      14.0625        15.43      15.10       1.21      (8.35)
August 31, 1999 .......      14.00        12.4375        15.00      13.61      (6.67)    (10.28)

Florida Insured II

                                                                                  Premium
                                                                                 (Discount)
                                                                                   to Net
                                Market Price**           Net Asset Value         Asset Value
                             --------------------        ----------------      ----------------
      Quarter  Ended          High          Low           High       Low        High      Low
      --------------         -------      -------        -----      -----      -----     ------
March 31, 1998++.......      15.6875      15.0625        14.99      14.80       4.31       0.33
June 30, 1998..........      15.50        15.00          15.21      14.92       6.20       0.07
September 30, 1998.....      15.3125      14.625         15.68      15.28       0.70      (6.62)
December 31, 1998......      15.50        14.6875        15.60      15.18      (0.08)     (3.33)
March 31, 1999.........      15.50        14.50          15.36      15.11       1.71      (4.79)
June 30, 1999..........      13.75        12.50          14.67      14.08      (3.33)    (11.28)
September 30, 1999.....      13.1875      11.8125        14.25      12.98      (5.16)     (9.39)

Florida Insured III

                                                                                  Premium
                                                                                 (Discount)
                                                                                   to Net
                                Market Price**           Net Asset Value         Asset Value
                             --------------------        ----------------      ----------------
      Quarter  Ended          High          Low           High       Low        High      Low
      --------------         -------      -------        -----      -----      -----     ------
December 31, 1998+++...      15.4375      14.625         14.98      14.61       6.68      (0.57)
March 31, 1999.........      15.3125      14.3125        14.81      14.54       4.17      (3.78)
June 30, 1999..........      13.4375      12.6875        14.10      13.55       0.38      (6.71)
September 30, 1999.....      12.875       11.25          13.70      12.39      (4.54)    (10.57)

Florida Insured IV

                                                                                  Premium
                                                                                 (Discount)
                                                                                   to Net
                                Market Price**           Net Asset Value         Asset Value
                             --------------------        ----------------      ----------------
      Quarter  Ended          High          Low           High       Low        High      Low
      --------------         -------      -------        -----      -----      -----     ------
March 31, 1999++++.....      15.25        15.00          15.00      14.71      2.21      (0.13)
June 30, 1999..........      14.875       12.875         14.24      13.59      2.21      (4.04)
September 30, 1999.....      13.6875      11.75          13.75      12.47      0.84      (8.85)

----------
* Calculations are based upon Common Shares outstanding at the end of each quarter.
**    As reported in the consolidated transaction operating system.
+     For the period September 25, 1997 to November 30, 1997.
++    For the period February 25, 1998 to March 31, 1998.
+++   For the period October 1, 1998 to December 31, 1998.
++++  For the period January 29, 1999 to March 31, 1999.

      As indicated in the tables above, for the periods shown the Common Shares of the Funds generally has traded at prices close to net asset value, with premiums or discounts to net asset value of less than 12% being reflected in the market value of the shares from time to time. Although there is no reason to believe that this pattern should be affected by the Reorganization, it is not possible to predict whether shares of the surviving fund will trade at a premium or discount to net asset value following the Reorganization, or what the extent of any such premium or discount might be.

Investment Objective and Policies

      The structure, organization and investment policies of the Funds are substantially similar, with the differences among the four Funds set forth below. Each Fund seeks as a fundamental investment objective to provide shareholders with current income exempt from Federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The investment objective of each Fund is a fundamental policy that may not be changed without a vote of a majority of the Fund's outstanding voting securities.


Each Fund seeks to achieve its investment objective by investing primarily in a portfolio of Florida Municipal Bonds. Each Fund intends to invest substantially all (at least 80%) of its assets in Florida Municipal Bonds, except at times when FAM, considers that Florida Municipal Bonds of sufficient quality and quantity are unavailable for investment at suitable prices by the Fund. When this is the case, a Fund may purchase Municipal Bonds. At all times, at least 65% of each Fund's total assets will be invested in Florida Municipal Bonds and at least 80% of each Fund's total assets will be invested in Florida Municipal Bonds and Municipal Bonds, except during interim periods pending investment of the net proceeds of public offerings of its securities and during temporary defensive periods. At times, each Fund may seek to hedge its portfolio through the use of futures and options transactions to reduce volatility in the net asset value of its Common Shares. Under normal circumstances, at least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest.

      Ordinarily, none of the Funds intends to realize significant investment income subject to Federal income tax or to have assets subject or have significant assets subject to Florida intangible personal property tax. To the extent FAM considers that suitable Florida Municipal Bonds are not available for investment, the Funds may purchase Municipal Bonds. Each Fund may invest all or a portion of its assets in certain tax-exempt securities classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to a Federal alternative minimum tax.

      Each Fund also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund nevertheless believes such securities pay interest or distributions that are exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in Florida Municipal Bonds and Municipal Bonds, to the extent such investments are permitted by the Investment Company Act. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interests in one or more long-term Florida Municipal Bonds or Municipal Bonds. Certain Non-Municipal Tax-Exempt Securities may be characterized as derivative instruments. For purposes of a Fund's investment objective and policies, Non-Municipal Tax-Exempt Securities that pay interest that is exempt from Federal income tax and whose value is not subject to Florida intangible personal property tax will be considered "Florida Municipal Bonds" and Non-Municipal Tax-Exempt Securities that pay interest that is exempt from Federal income taxes will be considered "Municipal Bonds."

      The investment grade Florida Municipal Bonds and Municipal Bonds in which each Fund invests are those Florida Municipal Bonds and Municipal Bonds that are rated at the date of purchase in the four highest rating categories of S&P, Moody's or Fitch or, if unrated, are considered to be of comparable quality by FAM. In the case of long-term debt, the investment grade rating categories are AAA through BBB for S&P and Fitch and Aaa through Baa for Moody's. In the case of short-term notes, the investment grade rating categories are SP-1 through SP-2 for S&P, MIG-1 through MIG-3 for Moody's and F-1+ through F-3 for Fitch. In the case of tax-exempt commercial paper, the investment grade rating categories are A-1+ through A-3 for S&P, Prime-1 through Prime-3 for Moody's and F-1+ through F-3 for Fitch. Obligations ranked in the lowest investment grade rating category (BBB, SP-2 and A-3 for S&P; Baa, MIG-3 and Prime-3 for Moody's; and BBB and F-3 for Fitch), while considered "investment grade," may have certain speculative characteristics. In assessing the quality of Florida Municipal Bonds and Municipal Bonds with respect to the foregoing requirements, FAM takes into account the portfolio insurance as well as the nature of any letters of credit or similar credit enhancement to which particular Florida Municipal Bonds and Municipal Bonds are entitled and the creditworthiness of the insurance company or financial institution that provided such insurance or credit enhancements. Consequently, if Florida Municipal Bonds or Municipal Bonds are covered by insurance policies issued by insurers whose claims-paying ability is rated AAA by S&P or Fitch or Aaa by Moody's, FAM may consider such municipal obligations to be equivalent to AAA- or Aaa- rated securities, as the case may be, even though such Florida Municipal Bonds or Municipal Bonds would generally be assigned a lower rating if the rating were based primarily upon the credit characteristics of the issuers without regard to the insurance feature. The insured Florida Municipal Bonds and Municipal Bonds must also comply with the standards applied by the insurance carriers in determining eligibility for portfolio insurance. See Exhibit IV -- "Ratings of Municipal Bonds and Commercial Paper" and Exhibit V -- "Portfolio Insurance."

      Each of the Funds may invest in variable rate demand obligations ("VRDOs") and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank. The VRDOs in which each Fund may invest are tax-exempt obligations, in the opinion of counsel to the issuer, that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. Participating VRDOs provide each Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution on a specified number of days' notice, not to exceed seven days. There is, however, the possibility that because of default or insolvency, the demand feature of VRDOs or Participating VRDOs may not be honored. Each Fund has been advised by its counsel that the Fund should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations for Federal income tax purposes.


      The average maturity of each Fund's portfolio securities varies based upon FAM's assessment of economic and market conditions. The net asset value of common stock of a closed-end investment company, such as each Fund, which invests primarily in fixed-income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can be expected to decline. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do short-term or medium-term securities. These changes in net asset value are likely to be greater in the case of a fund having a leveraged capital structure, such as that used by the Funds. See "Risk Factors and Special Considerations -- Leverage."


      Each Fund intends to invest primarily in long-term Florida Municipal Bonds and Municipal Bonds with a maturity of more than ten years. However, each Fund may also invest in short-term tax-exempt securities, short-term U.S. Government securities, repurchase agreements or cash. Such short-term securities or cash will not exceed 20% of each Fund's total assets except during interim periods pending investment of the net proceeds from public offerings of the Fund's securities or in anticipation of the repurchase or redemption of the Fund's securities and temporary periods when, in the opinion of FAM, prevailing market or economic conditions warrant.

      Each Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that the Fund is not limited by such Act in the proportion of its total assets that it may invest in securities of a single issuer. However, each Fund's investments are limited so as to qualify the Fund for the special tax treatment afforded RICs under the Federal tax laws. To qualify, among other requirements, each Fund limits its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund that elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that any Fund assumes large positions in the securities of a small number of issuers, the Fund's yield may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Portfolio Insurance

      Under normal circumstances, at least 80% of the assets of each Fund will be invested in Florida Municipal Bonds and Municipal Bonds either (i) insured under an insurance policy purchased by the Fund, or (ii) insured under an insurance policy obtained by the issuer thereof or any other party. The Funds will seek to limit their investments to municipal obligations insured under insurance policies issued by insurance carriers that have total admitted assets (unaudited) of at least $75,000,000 and capital and surplus (unaudited) of at least $50,000,000 and insurance claims-paying ability ratings of AAA from S&P or Fitch, or Aaa from Moody's. There can be no assurance that insurance from insurance carriers meeting these criteria will be available. See Exhibit V to this

Proxy Statement and Prospectus for a brief description of insurance claims-paying ability ratings of S&P, Moody's and Fitch. Currently, it is anticipated that a majority of the insured Florida Municipal Bonds and Municipal Bonds in each Fund's portfolio will be insured by the following insurance companies which satisfy the foregoing criteria: AMBAC Indemnity Corporation, Financial Guaranty Insurance Company, Financial Security Assurance and Municipal Bond Investors Assurance Corporation. Each Fund also may purchase Florida Municipal Bonds and Municipal Bonds covered by insurance issued by any other insurance company that satisfies the foregoing criteria. A majority of insured Florida Municipal Bonds and Municipal Bonds held by each Fund will be insured under policies obtained by parties other than the Fund.

      Each Fund may purchase, but has no obligation to purchase, separate insurance policies (the "Policies") from insurance companies meeting the criteria set forth above that guarantee payment of principal and interest on specified eligible Florida Municipal Bonds and Municipal Bonds purchased by the Funds. A Florida Municipal Bond or Municipal Bond will be eligible for coverage if it meets certain requirements of the insurance company set forth in a Policy. In the event interest or principal of an insured Florida Municipal Bond or Municipal Bond is not paid when due, the insurer will be obligated under its Policy to make such payment not later than 30 days after it has been notified by, and provided with documentation from, the Fund that such nonpayment has occurred.


      The Policies will be effective only as to insured Florida Municipal Bonds and Municipal Bonds beneficially owned by a Fund. In the event of a sale of any Florida Municipal Bonds and Municipal Bonds held by a Fund, the issuer of the relevant Policy will be liable only for those payments of interest and principal that are then due and owing. The Policies will not guarantee the market value of an insured Florida Municipal Bond or Municipal Bond or the value of the shares of a Fund.


      The insurer will not have the right to withdraw coverage on securities insured by its Policies and held by a Fund so long as such securities remain in the Fund's portfolio. In addition, the insurer may not cancel its Policies for any reason except failure to pay premiums when due. The Board of Trustees of each Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.


      The premiums for the Policies are paid by the Fund and the yield on its portfolio is reduced thereby. FAM estimates that the cost of the annual premiums for the Policies of each Fund currently range from approximately .02 of 1% to
 .15 of 1% of the principal amount of the Florida Municipal Bonds and Municipal Bonds covered by such Policies. The estimate is based on the expected composition of each Fund's portfolio of Florida Municipal Bonds and Municipal Bonds. Additional information regarding the Policies is set forth in Exhibit V to this Proxy Statement and Prospectus. In instances in which a Fund purchases Florida Municipal Bonds and Municipal Bonds insured under policies obtained by parties other than the Fund, the Fund does not pay the premiums for such policies; rather, the cost of such policies may be reflected in the purchase price of the Florida Municipal Bonds and Municipal Bonds. Additional information regarding the Policies is set forth in Exhibit V.


      It is the intention of FAM to retain any insured securities that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities which are not in default. In certain circumstances, however, FAM may determine that an alternate value for the insurance, such as the difference between the market value of the defaulted security and its par value, is more appropriate. FAM's ability to manage the portfolio of a Fund may be limited to the extent it holds defaulted securities, which may limit its ability in certain circumstances to purchase other Florida Municipal Bonds and Municipal Bonds. See "Net Asset Value" below for a more complete description of each Fund's method of valuing defaulted securities and securities that have a significant risk of default.

      There can be no assurance that insurance with the terms and issued by insurance carriers meeting the criteria described above will continue to be available to each Fund. In the event the Board of Trustees of a Fund determines that such insurance is unavailable or that the cost of such insurance outweighs the benefits to the Fund, the Fund may modify the criteria for insurance carriers or the terms of the insurance, or may discontinue its policy of maintaining insurance for all or any of the Florida Municipal Bonds and Municipal Bonds held in the Fund's portfolio. Although FAM periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances.

      The portfolio insurance reduces financial or credit risk (i.e., the possibility that the owners of the insured Florida Municipal Bonds or Municipal Bonds will not receive timely scheduled payments of principal or interest). However, the insured Florida Municipal Bonds or Municipal Bonds are subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates).

Description of Florida Municipal Bonds and Municipal Bonds

      Florida Municipal Bonds and Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including, among other things, airports, public ports, mass commuting facilities, multi-family housing projects, as well as facilities for water supply, gas, electricity, sewage or solid waste disposal. For purposes of this Proxy Statement and Prospectus, such obligations are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax and as Florida Municipal Bonds if the interest thereon is exempt from Federal income tax and the obligation is exempt from Florida intangible personal property tax, even though such bonds may be PABs as discussed below. Also, for purposes of this Proxy Statement and Prospectus, Non-Municipal Tax-Exempt Securities as discussed above will be considered Florida Municipal Bonds or Municipal Bonds.

      The two principal classifications of Florida Municipal Bonds and Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes PABs and, for bonds issued on or before August 15, 1986, industrial development bonds or IDBs. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. PABs are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such bonds depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Florida Municipal Bonds and Municipal Bonds may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

      Each Fund may purchase Florida Municipal Bonds and Municipal Bonds classified as PABs. Interest received on certain PABs is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax and may impact the overall tax liability of investors in the Fund. There is no limitation on the percentage of each Fund's assets that may be invested in Florida Municipal Bonds and Municipal Bonds the interest on which is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax. See "Tax Rules Applicable to the Funds and Their Shareholders."

      Also included within the general category of Florida Municipal Bonds and Municipal Bonds are certificates of participation ("COPs") executed and delivered for the benefit of government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively referred to as "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the lease property, disposition of the property in the event of foreclosure might prove difficult.

      Federal tax legislation has limited and may continue to limit the types and volume of bonds the interest on which is excludable from income for Federal income tax purposes. As a result, this legislation and legislation that may be enacted in the future may affect the availability of Florida Municipal Bonds and Municipal Bonds for investment by the Funds.

Special Considerations Relating to Florida Municipal Bonds


      Each Fund ordinarily will invest at least 80% of its total assets in Florida Municipal Bonds and, therefore, is more susceptible to factors adversely affecting issuers of Florida Municipal Bonds than is a municipal bond fund that is not concentrated in issuers of Florida Municipal Bonds to this degree. Many different social, environmental and economic factors may affect the financial condition of Florida and its political subdivisions. From time to time Florida and its political subdivisions have encountered financial difficulties. Florida is highly dependent upon sales and use taxes, which account for the majority of its General Fund revenues. The Florida Constitution does not permit a state or local personal income tax. The structure of personal income in Florida is also different from the rest of the nation in that the State has a proportionally greater retirement age population that is dependent upon transfer payments (social security, pension benefits, etc.). Such transfer payments can be affected by Federal legislation. Florida's economic growth is also highly dependent upon other factors such as changes in population growth, tourism, interest rates and hurricane activity. The Florida Constitution may limit the State's ability to raise revenues and may have an adverse effect on the finances of Florida and its political subdivisions. FAM does not believe that the current economic conditions in Florida will have a significant adverse effect on each Fund's ability to invest in investment grade Florida Municipal Bonds. As of August 20, 1999, the State had a high bond rating from Moody's (Aa2), S&P (AA++) and Fitch IBCA, Inc. on all of its general obligation bonds. For a discussion of economic and other conditions in the State of Florida, see Exhibit III - "Economic and Other Conditions in Florida."


Other Investment Policies

      The Funds have adopted certain other policies as set forth below:

      Borrowings. Each Fund is authorized to borrow amounts of up to 5% of the value of its total assets at the time of such borrowings; provided, however, that each Fund is authorized to borrow moneys in amounts of up to 33 1/3% of the value of its total assets at the time of such borrowings to finance the repurchase of its own common shares pursuant to tender offers or otherwise to redeem or repurchase preferred shares or for temporary, extraordinary or emergency purposes. Borrowings by each Fund (commonly known, as with the issuance of preferred shares, as "leveraging") create an opportunity for greater total return since the Fund will not be required to sell portfolio securities to repurchase or redeem shares but, at the same time, increase exposure to capital risk. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds.

      When-Issued Securities and Delayed Delivery Transactions. Each Fund may purchase or sell Florida Municipal Bonds and Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase or sale terms. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. The purchase will be recorded on the date that the Fund enters into the commitment, and the value of the obligation thereafter will be reflected in the calculation of the Fund's net asset value. The value of the obligation on the delivery day may be more or less than its purchase price. A separate account of the Fund will be established with its custodian consisting of cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment.

      Indexed and Inverse Floating Obligations. Each Fund may invest in Florida Municipal Bonds and Municipal Bonds yielding a return based on a particular index of value or interest rates. For example, each Fund may invest in Florida Municipal Bonds and Municipal Bonds that pay interest based on an index of Municipal Bond interest rates. The principal amount payable upon maturity of certain Florida Municipal Bonds and Municipal Bonds also may be based on the value of an index. To the extent a Fund invests in these types of Municipal Bonds, the Fund's return on such Florida Municipal Bonds and Municipal Bonds will be subject to risk with respect to the value of the particular index. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). Each Fund may purchase synthetically-created inverse floating obligations evidenced by custodial or trust receipts. Generally, income on inverse floating obligations will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter-term maturities or limitations on the extent to which the interest rate may vary. FAM believes that indexed and inverse floating obligations represent a flexible portfolio management instrument for the Funds that allows FAM to vary the degree of investment leverage relatively efficiently under different market conditions.

      Call Rights. Each of the Funds may purchase a Florida Municipal Bond or Municipal Bond issuer's rights to call all or a portion of such Florida Municipal Bond or Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Florida Municipal Bonds or Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Florida Municipal Bond or Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Florida Municipal Bond or Municipal Bond is identical to holding a Florida Municipal Bond or Municipal Bond as a non-callable security.

      Repurchase Agreements. The Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. The Funds may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid investments, would exceed 15% of the Fund's net assets. In the event of default by the seller under a repurchase agreement, the Funds may suffer time delays and incur costs or possible losses in connection with the disposition of the underlying securities.

      In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold." Therefore, amounts earned under such agreements will not be considered tax-exempt interest.

Information Regarding Options and Futures Transactions

      Each Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates through the use of options and certain financial futures contracts and options thereon. While each Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of the common shares, the net asset value of the common shares will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. In addition, because of the leveraged nature of the Common Shares, hedging transactions will result in a larger impact on the net asset value of the Common Shares than would be the case if the Common Shares were not leveraged. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates occur. No Fund has an obligation to enter into hedging transactions and each may choose not to do so.


      Certain Federal income tax requirements may limit a Fund's ability to engage in hedging transactions. Gains from transactions in options and futures contracts distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders. See "Comparison of the Funds-- Tax Rules Applicable to the Funds and their Shareholders -- Tax Treatment of Options and Futures Transactions." In addition, in order to obtain ratings of the AMPS from one or more NRSROs, a Fund may be required to limit its use of hedging techniques in accordance with the specified guidelines of such rating organizations. See "Rating Agency Guidelines" below.


      The following is a description of the options and futures transactions in which each Fund may engage, limitations on the Fund's use of such transactions and risks associated with these transactions. The investment policies with respect to the hedging transactions of a Fund are not fundamental policies and may be modified by the Board of Trustees of the Fund without the approval of the Fund's shareholders.

      Writing Covered Call Options. Each Fund is authorized to write (i.e., sell) covered call options with respect to Florida Municipal Bonds and Municipal Bonds it owns, thereby giving the holder of the option the right to buy the underlying security covered by the option from the Fund at the stated exercise price until the option expires. Each Fund writes only covered call options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option. The Fund may not write covered call options on underlying securities in an amount exceeding 15% of the market value of its total assets.

      Each Fund receives a premium from writing a call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as a writer continues. Covered call options serve as a partial hedge against a decline in the price of the underlying security. Each Fund may engage in closing transactions in order to terminate outstanding options that it has written.

      Purchase of Options. Each Fund may purchase put options in connection with its hedging activities. By buying a put, the Fund has a right to sell the underlying security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction; profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options, or on securities which it intends to purchase. A Fund will not purchase options on securities if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

      Financial Futures Contracts and Options. Each Fund is authorized to purchase and sell certain financial futures contracts and options thereon solely for the purposes of hedging its investments in Florida Municipal Bonds and Municipal Bonds against declines in value and hedging against increases in the cost of securities it intends to purchase. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract or, in the case of index-based financial futures contracts, to make and accept a cash settlement, at a specific future time for a specified price. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options. A purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts.

      The purchase or sale of a financial futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker equal to approximately 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the financial futures contract fluctuates making the long and short positions in the financial futures contract more or less valuable.

      Each Fund may purchase and sell financial futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large tax-exempt issues, and purchase and sell put and call options on such financial futures contracts for the purpose of hedging Florida Municipal Bonds and Municipal Bonds that the Fund holds or anticipates purchasing against adverse changes in interest rates. Each Fund also may purchase and sell financial futures contracts on U.S. Government securities and purchase and sell put and call options on such financial futures contracts for such hedging purposes. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

      Subject to policies adopted by its Board of Trustees, each Fund also may engage in transactions in other financial futures contracts, such as financial futures contracts on other municipal bond indices that may become available, if FAM should determine that there is normally sufficient correlation between the prices of such financial futures contracts and the Florida Municipal Bonds and Municipal Bonds in which the Fund invests to make such hedging appropriate.

      Over-The-Counter Options. Each Fund may engage in options and futures transactions on exchanges and in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC option transactions are two-party contracts with price and terms negotiated by the buyer and seller.

      Restrictions on OTC Options. Each Fund will engage in transactions in OTC options only with banks or dealers that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Certain OTC options and assets used to cover OTC options written by the Funds are considered to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that otherwise might be realized.

      Risk Factors in Financial Futures Contracts and Options Thereon. Use of futures transactions involves the risk of imperfect correlation in movements in the price of financial futures contracts and movements in the price of the security that is the subject of the hedge. If the price of the financial futures contract moves more or less than the price of the security that is the subject of the hedge, a Fund will experience a gain or loss that will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts have different maturities, ratings, geographic compositions or other characteristics different from those of the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index that serves as a basis for a financial futures contract. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the futures or options and Florida Municipal Bonds and Municipal Bonds may be adversely affected by economic, political, legislative or other developments which have a disparate impact on the respective markets for such securities.

      Under regulations of the Commodity Futures Trading Commission, the futures trading activities described herein will not result in a Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) for non-hedging purposes, if, immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures positions and option premiums entered into for non-hedging purposes do not exceed 5% of the market value of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

      When a Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., commercial paper and daily tender adjustable notes) or liquid securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract, thereby ensuring that the use of such financial futures contract is unleveraged.

      Although certain risks are involved in options and futures transactions, FAM believes that, because each Fund will engage in options and futures transactions only for hedging purposes, the options and futures portfolio strategies of a Fund will not subject the Fund to the risks associated with speculation in options and futures transactions.

      The volume of trading in the exchange markets with respect to Florida Municipal Bond or Municipal Bond options may be limited, and it is impossible to predict the amount of trading interest that may exist in such options. In addition, there can be no assurance that viable exchange markets will continue to be available.

      Each Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures. There can be no assurance, however, that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an option or futures transaction. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with which the Fund has an open position in an option or financial futures contract.

      The liquidity of a secondary market in a financial futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges that limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past reached or exceeded the daily limit on a number of consecutive trading days.

      If it is not possible to close a financial futures position entered into by a Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

      The successful use of these transactions also depends on the ability of FAM to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract is held by a Fund or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction. Furthermore, the Fund will only engage in hedging transactions from time to time and may not necessarily be engaging in hedging transactions when movements in interest rates occur.

Investment Restrictions


      The Funds have identical investment restrictions. The following are fundamental investment restrictions of each Fund and may not be changed without the approval of the holders of a majority of the outstanding Common Shares and the outstanding AMPS and any other preferred shares, voting together as a single class, and a majority of the outstanding AMPS and any other preferred shares, voting separately as a class. (For this purpose and under the Investment Company Act, for the Common Shares and AMPS voting together as a single class, "majority" means the lesser of (i) 67% of the shares of each class of capital shares represented at a meeting at which more than 50% of the outstanding shares of each class of capital shares are represented or (ii) more than 50% of the outstanding shares of each class of capital shares, but for the AMPS voting separately as a single class, "majority" means more than 50% of the outstanding AMPS.) No Fund may:


      1. Make investments for the purpose of exercising control or management.

      2. Purchase or sell real estate, commodities or commodity contracts; provided, that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

      3. Issue senior securities or borrow money except as permitted by Section 18 of the Investment Company Act.

      4. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

      5. Make loans to other persons, except that the Fund may purchase Florida Municipal Bonds, Municipal Bonds and other debt securities and enter into repurchase agreements in accordance with its investment objective, policies and limitations.

      6. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of issuers in a single industry; provided, that for purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry.


      For purposes of restriction (6), the exception for states, municipalities and the political subdivisions applies only to tax-exempt securities issued by such entities.


      Additional investment restrictions adopted by each Fund, which may be changed by the Board of Trustees without shareholder approval, provide that no Fund may:

      a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits a Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

      b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (3) above or except as may be necessary in connection with transactions in financial futures contracts and options thereon.

      c. Purchase any securities on margin, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

      d. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options, except that the Fund may write, purchase and sell options and futures on Florida Municipal Bonds, Municipal Bonds, U.S. Government obligations and related indices or otherwise in connection with bona fide hedging activities and may purchase and sell Call Rights to require mandatory tender for the purchase of related Florida Municipal Bonds and Municipal Bonds.

      If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

      For so long as AMPS are rated by Moody's, no Fund will change these additional investment restrictions unless it receives written confirmation from Moody's that engaging in such transactions would not impair the rating then assigned to the AMPS by Moody's.

      FAM and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") are owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."). Because of the affiliation of Merrill Lynch with FAM, each Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. An exemptive order has been obtained that permits the Funds to effect principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities subject to conditions set forth in such order. The Funds may consider in the future requesting an order permitting other principal transactions with Merrill Lynch, but there can be no assurance that such application will be made and, if made, that such order would be granted.

Rating Agency Guidelines

      Each Fund intends that, so long as its AMPS are outstanding, the composition of its portfolio will reflect guidelines established by Moody's and S&P in connection with the Fund's receipt of a rating for such shares on or prior to their date of original issue of at least "aaa" from Moody's and AAA from S&P. Moody's and S&P, which are nationally recognized statistical rating organizations, issue ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines for rating AMPS have been developed by Moody's and S&P in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred stock, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred stock will be varied sufficiently and will be of sufficient quality and amount to justify investment grade ratings. The guidelines do not have the force of law but have been adopted by each Fund in order to satisfy current requirements necessary for Moody's and S&P to issue the above-described ratings for AMPS, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the Investment Company Act.

      Each Fund may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by Moody's or S&P. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of the ratings altogether. In addition, any rating agency providing a rating for the AMPS, at any time, may change or withdraw any such rating. As set forth in the Certificate of Designation of each Fund, the Board of Trustees, without shareholder approval, may modify certain definitions or restrictions that have been adopted by the Fund pursuant to the rating agency guidelines, provided the Board of Trustees has obtained written confirmation from Moody's and S&P that any such change would not impair the ratings then assigned by Moody's and S&P to the AMPS. See "The Reorganization--Risk Factors and Special Considerations--Ratings Considerations."

      For so long as any shares of a Fund's AMPS are rated by Moody's or S&P, as the case may be, a Fund's use of options and financial futures contracts and options thereon will be subject to certain limitations mandated by the rating agencies.

Portfolio Composition

      There are small differences in concentration among the categories of issuers of the Florida Municipal Bonds and Municipal Bonds held in the portfolios of the Funds. For Florida Insured, as of August 31, 1999, the highest concentration of Florida Municipal Bonds and Municipal Bonds was in Water and Sewer Utilities, Housing, and Transportation, accounting for 23%, 17% and 17% of the Fund's portfolio, respectively; for Florida Insured II, the highest concentration was in Water and Sewer Utilities, Housing, and Transportation, accounting for 28%, 18% and 12% of the Fund's portfolio; for Florida Insured III, the highest concentration was in Water and Sewer Utilities, Housing, and Other Revenue Bonds, accounting for 23%, 19% and 16% of the Fund's portfolio, respectively; and for Florida Insured IV, the highest concentration was in Water and Sewer Utilities, Other Revenue Bonds and Housing, accounting for 27%, 14% and 13% of the Fund's portfolio, respectively.

      Although the investment portfolios of all four Funds must satisfy the same standards of credit quality, the actual securities owned by each Fund are different, as a result of which there are certain differences in the composition of the four investment portfolios. The tables below set forth the percentages of the Florida Municipal Bonds and Municipal Bonds held by each Fund, as of a certain date.

Florida Insured


      As of August 31, 1999, approximately 97% of the market value of Florida Insured's portfolio was invested in long-term municipal obligations and approximately 3% of the market value of Florida Insured's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of Florida Insured's long-term municipal obligation investment portfolio as of August 31, 1999.

                               Number of           Value
S&P*          Moody's*          Issues         (in thousands)          Percent
----          --------          ------         --------------          -------
AAA             Aaa               65              $229,372               96.0%
AA               Aa                1                 2,128                0.9%
NR               NR                3                 7,320                3.1%
                                  --              --------              -----
                                  69              $238,820              100.0%
                                  ==              ========              =====

----------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aaa, Aa, A and Baa ratings. See Exhibit IV --"Ratings of Municipal Bonds."

Florida Insured II

      As of August 31, 1999, approximately 98% of the market value of Florida Insured II's portfolio was invested in long-term municipal obligations and approximately 2% of the market value of Florida Insured II's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of Florida Insured II's long-term municipal obligation investment portfolio as of August 31, 1999.

                               Number of           Value
S&P*          Moody's*          Issues         (in thousands)          Percent
----          --------          ------         --------------          -------
AAA             Aaa               38              $190,169               98.2%
A                 A                1                 3,485                1.8%
                                  --              --------              -----
                                  39              $193,654              100.0%
                                  ==              ========              =====

----------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See Exhibit IV-- "Ratings of Municipal Bonds."

Florida Insured III

      As of August 31, 1999, approximately 97% of the market value of Florida Insured III's portfolio was invested in long-term municipal obligations and approximately 3% of the market value of Florida Insured III's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of Florida Insured III's long-term municipal obligation investment portfolio as of August 31, 1999.

                               Number of           Value
S&P*          Moody's*          Issues         (in thousands)          Percent
----          --------          ------         --------------          -------
AAA             Aaa               34              $124,577              100.0%
                                  --              --------              -----
                                  34              $124,577              100.0%
                                  ==              ========              =====


----------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See Exhibit IV --"Ratings of Municipal Bonds."

Florida Insured IV

      As of August 31, 1999, approximately 96% of the market value of Florida Insured IV's portfolio was invested in long-term municipal obligations and approximately 4% of the market value of Florida Insured IV's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of Florida Insured IV's long-term municipal obligation investment portfolio as of August 31, 1999.


                               Number of           Value
S&P*          Moody's*          Issues         (in thousands)          Percent
----          --------          ------         --------------          -------
AAA             Aaa               40              $194,243              100.0%
                                  --              --------              -----
                                  40              $194,243              100.0%
                                  ==              ========              =====


----------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See Exhibit IV --"Ratings of Municipal Bonds."


Portfolio Transactions

      The procedures for engaging in portfolio transactions are the same for each of the Funds. Subject to policies established by the Board of Trustees of each Fund, FAM is primarily responsible for the execution of each Fund's portfolio transactions. In executing such transactions, FAM seeks to obtain the best results for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While FAM generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available.

      None of the Funds has any obligation to deal with any broker or dealer in the execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms that provide supplemental investment research to FAM, including Merrill Lynch, may receive orders for transactions by a Fund. Information so received will be in addition to, and not in lieu of, the services required to be performed by FAM under its investment advisory agreements with the Funds, and the expenses of FAM will not necessarily be reduced as a result of the receipt of such supplemental information.

      The securities in which each Fund primarily invests are traded in the over-the-counter markets, and each Fund normally deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with a Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities. Since transactions in the over-the-counter markets usually involve transactions with dealers acting as principals for their own account, the Funds do not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions, except that, pursuant to an exemptive order obtained by FAM, a Fund may engage in principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities. An affiliated person of a Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

      The Funds also may purchase tax-exempt debt instruments in individually negotiated transactions with the issuers. Because an active trading market may not exist for such securities, the prices that the Funds may pay for these securities or receive on their resale may be lower than that for similar securities with a more liquid market.

      The Board of Trustees of each Fund has considered the possibility of recapturing for the benefit of the Funds brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the investment advisory fees paid by the Fund to FAM. After considering all factors deemed relevant, the Trustees of each Fund made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

      Periodic auctions are conducted for the AMPS of each of the Funds by the Auction Agent for the Funds. The auctions require the participation of one or more broker-dealers, each of whom enters into an agreement with the Auction Agent. After each auction, the Auction Agent pays a service charge, from funds provided by the issuing Fund, to each broker-dealer at the annual rate of .25%, calculated on the basis of the purchase price of shares of the relevant AMPS placed by such broker-dealer at such auction.

Portfolio Turnover

      Generally, no Fund purchases securities for short-term trading profits. However, any of the Funds may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to FAM. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund, and also has certain tax consequences for shareholders. The portfolio turnover rate for each of the Funds for the periods indicated is set forth below:


            Florida Insured               Period
                                        September 26,
                                           1997 +                 Year
                                       August 31, 1998     Ended August 31, 1999
                                       ---------------     ---------------------
                                          101.89%                120.70%

            Florida Insured II        Period February
                                          25, 1998 +              Year
                                       to June 30, 1998     Ended June 30, 1999
                                       -------------        -------------------
                                           59.25%                108.45%

            Florida Insured III       Period October
                                         1, 1998 +
                                     to March 31, 1999
                                        (unaudited)
                                     -----------------
                                          123.02%

            Florida Insured IV        Period January
                                         29, 1999+
                                     to March 31, 1999
                                        (unaudited)
                                     -----------------
                                           23.78%


----------
+     Commencement of operations

Net Asset Value

      The net asset value per Common Share of each Fund is determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the last business day in each week. For purposes of determining the net asset value of a Common Share of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding AMPS is divided by the total number of Common Shares outstanding at such time. Expenses, including the fees payable to FAM, are accrued daily.

      The Florida Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, each Fund uses the valuations of portfolio securities furnished by a pricing service approved by its Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Florida Municipal Bonds and Municipal Bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of each Fund under the general supervision of the Board of Trustees of the Fund. The Board of Trustees of each Fund has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded, orif market quotations are not readily available, are valued at fair value on a consistent basis using methods determined in good faith by the Board of Trustees of each Fund.

      Each Fund determines and makes available for publication the net asset value of its Common Shares weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal, and the Monday and Saturday editions of The New York Times.


Capital Shares

      Each of the Funds has outstanding both Common Shares and AMPS. The Common Shares of each of the Funds is traded on the NYSE. The Florida Insured Common Shares commenced trading on the NYSE on September 26, 1997. As of September 30, 1999, the net asset value per Florida Insured Common Share was $13.49 and the market price per share was $12.625. The Florida Insured II Common Shares commenced trading on the NYSE on February 25, 1998. As of September 30, 1999, the net asset value per Florida Insured II Common Share was $13.02 and the market price per share was $12.3125. The Florida Insured III Common Shares commenced trading on the NYSE on October 1, 1998. As of September 30, 1999, the net asset value per Florida Insured III Common Share was $12.44 and the market price per share was $11.875. The Florida Insured IV Common Shares commenced trading on the NYSE on January 29, 1999. As of September 30, 1999, the net asset value per Florida Insured IV Common Share was $12.52 and the market price per share was $12.625.

      Each Fund is authorized to issue an unlimited number of shares of beneficial interest. The Board of Trustees of each Fund may authorize separate classes of shares together with such designation or preferences, rights, voting powers, restrictions, limitations, qualifications or terms as may be determined from time to time by the Trustees. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of Common Shares together with 1,000,000 preferred shares of beneficial interest. In connection with each respective Fund's offering of AMPS, Florida Insured designated 4,190 preferred shares of beneficial interest as AMPS, Florida Insured II designated 3,440 preferred shares of beneficial interest as AMPS, Florida Insured III designated 2,160 preferred shares of beneficial interest as AMPS and Florida Insured IV designated 3,340 preferred shares of beneficial interest as AMPS.

      Each Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of the Funds contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expense out of the Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the nature of the Funds' assets and operations, the possibility of a Fund being unable to meet its obligations is remote and, in the opinion of Massachusetts counsel to the Fund, the risk to the Funds' shareholders is remote.

      The declaration of Trust further provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to any shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of their duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


   Common Shares

      Holders of each Fund's Common Shares are entitled to share equally in dividends declared by the Fund's Board of Trustees payable to holders of the Common Shares and in the net assets of the Fund available for distribution to holders of the Common Shares after payment of the preferential amounts payable to holders of any outstanding preferred shares. See "Voting Rights" and "Liquidation Rights of Holders of AMPS" below. Holders of a Fund's Common Shares do not have preemptive or conversion rights and a Fund's Common Shares are not redeemable. The outstanding Common Shares of each Fund are fully paid and nonassessable.

      So long as any AMPS of a Fund or any other preferred shares are outstanding, holders of the Fund's Common Shares will not be entitled to receive any dividends of or other distributions from the Fund unless all accumulated dividends on of the Fund's outstanding AMPS and any other preferred shares have been paid, and unless asset coverage (as defined in the Investment Company Act) with respect to such AMPS and any other preferred shares would be at least 200% after giving effect to such distributions.


   Preferred Shares

      The AMPS of each of the Funds have a similar structure. The AMPS of each Fund are preferred shares of the Fund that entitle their holders to receive dividends when, as and if declared by the Board of Trustees, out of funds legally available therefor, at a rate per annum that may vary for the successive dividend periods. The AMPS of all of the Funds have liquidation preferences of $25,000 per share; none of the Fund's AMPS are traded on any stock exchange or over-the-counter. Each Fund's AMPS can be purchased at an auction or through broker-dealers who maintain a secondary market in the AMPS.

      Auctions generally have been held and will be held every seven days for the AMPS of each of the Funds, unless the applicable Fund elects, subject to certain limitations, to declare a special dividend period. The following table provides information about the dividend rates for each series of AMPS of each of the Funds as of a recent auction.


              Auction Date               Fund            Series    Dividend Rate
            ----------------      -------------------    ------    -------------
            October 12, 1999      Florida Insured          A            3.45%
            October 15, 1999      Florida Insured          B            3.40%
            October 8, 1999       Florida Insured II       A            3.70%
            October 13, 1999      Florida Insured II       B            3.50%
            October 12, 1999      Florida Insured III      A            3.70%
            October 15, 1999      Florida Insured III      B            3.34%
            October 14, 1999      Florida Insured IV       A            3.50%
            October 8, 1999       Florida Insured IV       B            3.45%


      Under the Investment Company Act, each Fund is permitted to have outstanding more than one series of preferred shares as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of a Fund's preferred shares do not have preemptive rights to purchase any shares of AMPS or any other preferred shares that might be issued. The net asset value per share of a Fund's AMPS equals its liquidation preference plus accumulated dividends per share.

      The redemption provisions pertaining to the AMPS of each Fund are substantially similar. It is anticipated that shares of AMPS of each Fund will generally be redeemable at the option of the Fund at a price equal to their liquidation preference of $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption plus, under certain circumstances, a redemption premium. Shares of AMPS will also be subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption upon the occurrence of certain specified events, such as the failure of the Fund to maintain asset coverage requirements for the AMPS specified by Moody's and S&P in connection with their issuance of ratings on the AMPS.

   Certain Provisions of the Charter

      Each Fund's Charter includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Trustee may be removed from office with or without cause but only by vote of the holders of at least 66 2/3% of the votes entitled to be voted on the matter. A Trustee elected by all of the holders of capital shares may be removed only by action of such holders, and a Trustee elected by the holders of AMPS and any other preferred shares may be removed only by action of the holders of AMPS and any other preferred shares.

      In addition, the Charter of each Fund requires the favorable vote of the holders of at least 66 2/3% of all of the Fund's shares of capital shares, then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

      o a merger or consolidation or statutory share exchange of the Fund with any other corporation or entity,

      o a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities), or

      o     a liquidation or dissolution of the Fund,

unless such action has been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of Trustees fixed in accordance with the by-laws, in which case the affirmative vote of a majority of all of the votes entitled to be cast by shareholders of the Fund, voting as a single class, is required. Such approval, adoption or authorization of the foregoing also would require the favorable vote of at least a majority of the Fund's preferred shares then entitled to be voted thereon, including the AMPS, voting as a separate class.

      In addition, conversion of a Fund to an open-end investment company would require an amendment to the Fund's Charter. The amendment would have to be declared advisable by the Board of Trustees prior to its submission to shareholders. Such an amendment would require the affirmative vote of the holders of at least 66 2/3% of the Fund's outstanding capital shares (including the AMPS and any other preferred shares) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by at least two-thirds of the total number of the Trustees fixed in accordance with the by-laws), and the affirmative vote of at least a majority of outstanding preferred shares of a Fund (including the AMPS), voting as a separate class. Such a vote also would satisfy a separate requirement in the Investment Company Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption and the Common Shares no longer would be listed on a stock exchange. Conversion to an open-end investment company would also require redemption of all outstanding preferred shares (including the AMPS) and would require changes in certain of the Fund's investment policies and restrictions, such as those relating to the issuance of senior securities, the borrowing of money and the purchase of illiquid securities.

      The Board of Trustees of each Fund has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Massachusetts law or the Investment Company Act, are in the best interests of shareholders generally. Reference should be made to the Charter of each Fund on file with the SEC for the full text of these provisions.

Management of the Funds

      Trustees and Officers. The Boards of Trustees of Florida Insured, Florida Insured II and Florida Insured IV currently consist of the same seven persons, five of whom are not "interested persons," as defined in the Investment Company Act, of any of those Funds. The Board of Trustees of Florida Insured III currently consists of seven persons, five of whom are not "interested persons" of Florida Insured III. Terry K. Glenn serves as a Trustee and President of each of the Funds, and Arthur Zeikel serves as a Trustee of each of the Funds. The Trustees of each Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the Trustees of investment companies by the Investment Company Act and under applicable Massachusetts law. The Funds have the same slate of officers with a few exceptions. For further information regarding the Trustees and officers of each Fund, see "Item 2. Election of Trustees" and Exhibit I -- "Information Pertaining to Each Fund."


      Robert A. DiMella and Robert D. Sneeden serve as the portfolio managers for each Fund, and will continue to serve as the portfolio managers of the combined fund after the Reorganization. The portfolio managers are primarily responsible for the management of the applicable Fund's portfolio. Biographical information about Messrs. DiMella and Sneeden is contained in Exhibit I -- "Information Pertaining to Each Fund."

      Management and Advisory Arrangements. FAM, which is owned and controlled by ML & Co., serves as the investment adviser for each of the Funds pursuant to separate investment advisory agreements that, except for their termination dates, are identical. FAM provides each Fund with the same investment advisory and management services. The Asset Management Group of ML & Co. (which includes
FAM) acts as the investment adviser to more than 100 registered investment companies and offers services to individuals and institutional accounts. As of September 1999, the Asset Management Group had a total of approximately $514 billion in investment company and other portfolio assets under management (approximately $38.5 billion of which were invested in municipal securities). This amount includes assets managed for certain affiliates of FAM. FAM is a limited partnership, the partners of which are ML & Co. and Princeton Services, Inc. FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.


      Each Fund's investment advisory agreement with FAM provides that, subject to the supervision of the Board of Trustees of the Fund, FAM is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security for each Fund rests with FAM, subject to review by the Board of Trustees of the Fund.

      FAM provides the portfolio management for each of the Funds. Such portfolio management considers analyses from various sources (including brokerage firms with which each Fund does business), makes the necessary investment decisions, and places orders for transactions accordingly. FAM also is responsible for the performance of certain administrative and management services for each Fund.

      For the services provided by FAM under each Fund's investment advisory agreement, the Fund pays a monthly fee at an annual rate of .55 of 1% of the Fund's average weekly net assets (i.e., the average weekly value of the total assets of the Fund, including assets acquired from the sale of AMPS, minus the sum of accrued liabilities of the Fund and accumulated dividends on its AMPS). For purposes of this calculation, average weekly net assets are determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

      Each Fund's investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Trustees of the Fund who are affiliated persons of FAM or any of its affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, share certificates and shareholder reports, charges of the custodian and the transfer agent, dividend disbursing agent and registrar, fees and expenses with respect to the issuance of AMPS, SEC fees, fees and expenses of unaffiliated Trustees, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. FAM provides accounting services to each Fund, and each Fund reimburses FAM for its respective costs in connection with such services.

      Unless earlier terminated as described below, the investment advisory agreement between each Fund and FAM will continue from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the Fund's outstanding Common Shares and AMPS, voting together as a single class, and (b) by a majority of the Trustees of the Fund who are not parties to such contract or "interested persons," as defined in the Investment Company Act, of any such party. The contract is not assignable and it may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

      Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which FAM or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by FAM for a Fund or other funds for which it acts as investment adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by FAM (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

Code of Ethics

      The Board of Trustees of each of the Funds has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act that incorporates the Code of Ethics of FAM (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of FAM and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

      The Codes require that all employees of FAM preclear any personal securities investment (with limited exceptions, such as U.S. Government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of FAM include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by FAM. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of each of the Funds within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Voting Rights

      Voting rights are identical for the holders of each Fund's Common Shares. Holders of each Fund's Common Shares are entitled to one vote for each share held and will vote with the holders of any of the Fund's outstanding AMPS or other preferred shares on each matter submitted to a vote of holders of Common Shares, except as set forth below.


      Voting rights of the holders of each Fund's AMPS are identical. Except as otherwise indicated below, and except as otherwise required by applicable law, holders of shares of a Fund's AMPS will be entitled to one vote per share on each matter submitted to a vote of the Fund's shareholders and will vote together with the holders of the Fund's Common Shares as a single class.

      Each Fund's Common Shares, AMPS and any other preferred shares do not have cumulative voting rights, which means that the holders of more than 50% of a Fund's Common Shares, AMPS and any other preferred shares voting for the election of Trustees can elect all of the Trustees standing for election by such holders, and, in such event, the holders of the Fund's remaining Common Shares, AMPS and any other preferred shares will not be able to elect any of such Trustees.

      In connection with the election of each Fund's Trustees, holders of a Fund's AMPS and any other preferred shares voting separately as a class, shall be entitled at all times to elect two of the Fund's Trustees, and the remaining Trustees will be elected by holders of the Fund's Common Shares and the Fund's AMPS and any other preferred shares, voting together as a single class. In addition, if at any time dividends on a Fund's outstanding AMPS shall be unpaid in an amount equal to at least two full years' dividends thereon or if at any time holders of any of a Fund's preferred shares are entitled, together with the holders of the Fund's AMPS, to elect a majority of the Trustees of the Fund under the Investment Company Act, then the number of Trustees constituting the Board of Trustees automatically shall be increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of AMPS and any other preferred shares as described above, would constitute a majority of the Board of Trustees as so increased by such smallest number, and at a special meeting of shareholders which will be called and held as soon as practicable, and at all subsequent meetings at which Trustees are to be elected, the holders of the Fund's AMPS and any other preferred shares, voting separately as a class, will be entitled to elect the smallest number of additional Trustees that, together with the two Trustees which such holders in any event will be entitled to elect, constitutes a majority of the total number of Trustees of the Fund as so increased. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter shall pay, or declare and set apart for payment in full, all dividends payable on all outstanding AMPS and any other preferred shares for all past dividend periods, the additional voting rights of the holders of AMPS and any other preferred shares as described above shall cease, and the terms of office of all of the additional Trustees elected by the holders of AMPS and any other preferred shares (but not of the Trustees with respect to whose election the holders of Common Shares were entitled to vote or the two Trustees the holders of AMPS and any other preferred shares have the right to elect in any event) will terminate automatically.

      The affirmative vote of the holders of a majority of a Fund's outstanding AMPS and any other shares voting as a separate class, will be required to (i) authorize, create or issue any class or series of shares ranking prior to any series of preferred shares with respect to payment of dividends or the distribution of assets on liquidation, (ii) amend, alter or repeal the provisions of the Charter, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Charter of holders of preferred shares, (iii) approve any plan of reorganization adversely affecting such AMPS or (iv) take any action to change a Fund's investment policies requiring a vote of shareholders under Section 13(a) of the Investment Company Act.

Shareholder Inquiries

      Shareholder inquiries with respect to any of the Funds may be addressed to such Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

Dividends and Distributions


      The Funds' current policies with respect to dividends and distributions relating to their Common Shares are identical. Each Fund intends to distribute all or a portion of its net investment income monthly to holders of its Common Shares. Dividends from such net investment income are declared and paid monthly to holders of a Fund's Common Shares. Monthly distributions to holders of a Fund's Common Shares normally consist of substantially all or a portion of the net investment income remaining after the payment of dividends (and any Additional Distributions) on the Fund's AMPS. A Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of dividends to holders of Common Shares. As a result, the dividend paid by a Fund to holders of its Common Shares for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All net realized capital gains, if any, are distributed pro rata at least annually, to holders of a Fund's Common Shares and AMPS. While any of a Fund's AMPS are outstanding, the Fund may not declare any cash dividend or other distribution on the Fund's Common Shares, unless at the time of such declaration
(1) all accumulated dividends on the Fund's AMPS (including any Additional Distributions) have been paid, and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the Fund's outstanding AMPS. This limitation on a Fund's ability to make distributions on its Common Shares under certain circumstances could impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company under the Federal tax laws which would have adverse tax consequences for shareholders. See "Comparison of the Funds - Tax Rules Applicable to the Funds and their Shareholders."


      Similarly, the Funds' current policies with respect to dividends and distributions on their AMPS are identical. The holders of a Fund's AMPS are entitled to receive, when, as and if declared by the Board of Trustees of the Fund, out of funds legally available therefor, cumulative cash dividends on their shares. Dividends on a Fund's AMPS so declared and payable shall be paid
(i) in preference to and in priority over any dividends so declared and payable on the Fund's Common Shares, and (ii) to the extent permitted under the Code and to the extent available, out of net tax-exempt income earned on the Fund's investments. Dividends for each Fund's AMPS are paid through The Depository Trust Company ("DTC") (or a successor securities depository) on each dividend payment date. DTC's normal procedures now provide for it to distribute dividends in same-day funds to agent members, who in turn are expected to distribute such dividends to the person for whom they are acting as agent in accordance with the instructions of such person. Prior to each dividend payment date, the relevant Fund is required to deposit with the Auction Agent sufficient funds for the payment of such declared dividends. None of the Funds intends to establish any reserves for the payment of dividends, and no interest will be payable in respect of any dividend payment or payment on a Fund's AMPS which may be in arrears.


      Dividends paid by each Fund, to the extent paid from tax-exempt income earned on Florida Municipal Bonds, are exempt from Federal income tax subject to the possible application of the Federal alternative minimum tax. However, each Fund is required to allocate net capital gains and other income subject to regular Federal income tax if any, proportionately between its Common Shares and its AMPS in accordance with the current position of the IRS described herein. See "Tax Rules Applicable to the Funds and their Shareholders" below. Each Fund notifies the Auction Agent of the amount of any net capital gains or other taxable income to be included in any dividend on shares of AMPS prior to the auction establishing the applicable rate for such dividend. The Auction Agent in turn notifies each broker-dealer whenever it receives any such notice from a Fund, and each broker-dealer then notifies its customers who are holders of the Fund's AMPS. Each Fund also may include such income in a dividend on shares of its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of taxable income allocable to a Fund's AMPS will depend upon the amount of such income realized by the Fund and other factors, but generally is not expected to be significant.


      For information concerning the manner in which dividends and distributions to holders of each Fund's Common Shares may be reinvested automatically in the Fund's Common Shares, see "Automatic Dividend

Reinvestment Plan" below. Dividends and distributions will be subject to the tax treatment as discussed below, whether they are reinvested in shares of a Fund or received in cash.

      If any Fund retroactively allocates any net capital gains or other income subject to regular Federal income tax to its AMPS without having given advance notice thereof as described above, which only may happen when such allocation is made as a result of the redemption of all or a portion of the outstanding shares of its AMPS or the liquidation of the Fund, the Fund will make certain payments to holders of its AMPS to which such allocation was made to offset substantially the tax effect thereof. In no other instances will the Fund be required to make payments to holders of its AMPS to offset the tax effect of any reallocation of net capital gains or other taxable income.

Automatic Dividend Reinvestment Plan

      Pursuant to each Fund's Automatic Dividend Reinvestment Plan (each, a "Plan"), unless a holder of a Fund's Common Shares elects otherwise, all dividend and capital gains distributions are automatically reinvested by either The Bank of New York or State Street Bank and Trust Company, as applicable, as agent for shareholders in administering the Plan (as applicable, the "Plan Agent"), in additional Common Shares of the Fund. The Bank of New York is the Plan Agent for Florida Insured and will be the Plan Agent following the Reorganization. Holders of a Fund's Common Shares who elect not to participate in the Plan receive all distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared dividend or capital gains distribution.

      Whenever a Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan receive cash, and participants in the Plan receive the equivalent in the Fund's Common Shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund ("newly-issued shares") or (ii) by purchase of outstanding Common Shares on the open market ("open-market purchases"), on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share of the Fund's Common Shares is equal to or less than the market price per share of the Fund's Common Shares plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent invests the dividend amount in newly-issued shares on behalf of the participant. The number of newly-issued Common Shares of the Fund to be credited to the participant's account is determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then-current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent invests the dividend amount in shares acquired on behalf of the participant in open-market purchases.

      In the event of a market discount on the dividend payment date, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. Each Fund intends to pay monthly income dividends. Therefore, the period during which open-market purchases can be made exists only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically is approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a Fund's Common Shares exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly-issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the

Plan Agent ceases making open-market purchases and invests the uninvested portion of the dividend amount in newly-issued shares at the close of business on the last purchase date.

      The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy includes those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

      In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

      There are no brokerage charges with respect to shares issued directly by any Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

      The automatic reinvestment of dividends and distributions does not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Comparison of the Funds - Tax Rules Applicable to the Funds and Their Shareholders".


      Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of a Fund's Common Shares is above the net asset value, participants in the Plan receive the Fund's Common Shares at less than they otherwise could purchase them and have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions of shares at prices below the net asset value. Also, since the Funds normally do not redeem their shares, the price on resale may be more or less than the net asset value. See "Comparison of the Funds-Tax Rules Applicable to the Funds and Their Shareholders" for a discussion of the tax consequences of the Plan.


      Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.


      After the Reorganization, a holder of shares of a Fund who currently elects to receive dividends in cash will continue to receive dividends in cash; all other holders will have their dividends automatically reinvested in shares of the combined fund. However, if a shareholder owns shares in an Acquired Fund and in Florida Insured, after the Reorganization, the shareholder's election with respect to the dividends of Florida Insured will control unless the shareholder specifically elects a different option at that time. Following the Reorganization, all correspondence should be directed to the Plan Agent, The Bank of New York, at 101 Barclay Street, New York, New York 10286.


Mutual Fund Investment Option

      A holder of Common Shares of any Fund, who purchased his or her shares through Merrill Lynch in the Fund's initial public offering, has the right to reinvest the net proceeds from a sale of such shares in Class D shares of certain Merrill Lynch-sponsored open-end funds without the imposition of an initial sales charge, if certain conditions are satisfied. A holder of Common Shares of an Acquired Fund who qualifies for this option will have the same option with respect to the Florida Insured Common Shares received in the Reorganization.

Liquidation Rights of Holders of AMPS

      Upon any liquidation, dissolution or winding up of any Fund, whether voluntary or involuntary, the holders of the Fund's AMPS will be entitled to receive, out of the assets of the Fund available for distribution to shareholders, before any distribution or payment is made upon any of the Fund's Common Shares or any other capital shares of the Fund ranking junior in right of payment upon liquidation to AMPS, $25,000 per share together with the amount of any dividends accumulated but unpaid (whether or not earned or declared) thereon to the date of distribution, and after such payment the holders of AMPS will be entitled to no other payments except for any Additional Dividends. If such assets of the Fund shall be insufficient to make the full liquidation payment on the AMPS and liquidation payments on any other outstanding class or series of preferred shares of the Fund ranking on a parity with the AMPS as to payment upon liquidation, then such assets will be distributed among the holders of AMPS and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the holders of a Fund's AMPS will not be entitled to any further participation in any distribution of assets by the Fund except for any additional dividends. A consolidation, merger or share exchange of a Fund with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Fund shall not be deemed or construed to be a liquidation, dissolution or winding up of the Fund for this purpose.

Tax Rules Applicable to the Funds and their Shareholders


      The tax consequences of investing in Common Shares or AMPS of each of the Funds are identical. Each of the Funds has elected and qualified for the special tax treatment afforded RICs under the Code. As a result, in any taxable year in which they distribute an amount equal to at least 90% of taxable net income and 90% of tax-exempt net income (see below), the Funds are not subject to Federal income tax to the extent that they distribute their net investment income and net realized capital gains. In all taxable years through the taxable year of the Reorganization, each Fund has distributed substantially all of its income. Florida Insured intends to continue to distribute substantially all of its income following the Reorganization.

      Each Fund intends to qualify to pay "exempt-interest dividends" as defined in Section 852(b)(5) of the Code. Under such section, if, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income for Federal income tax purposes ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund is qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by a Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to shareholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to a Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they are excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry a Fund's shares is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. A tax adviser should be consulted with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds from an issue of IDBs or PABs, if any, held by a Fund.

      Prior to July 1, 1999, shares similar to shares in the Funds were exempt from Florida intangible personal property tax if the fund's portfolio consisted solely of assets exempt from the Florida intangible personal property tax. Under this provision, each of the Funds received a ruling from the Florida Department of Revenue that shares of that Fund are exempt from the Florida intangible personal property tax in the following year, if, on the last day of any calendar year, that Fund's assets consist solely of assets exempt from Florida intangible personal property tax. Effective July 1, 1999, the Florida Legislature revised this requirement so that a fund's shares will be exempt if at least 90% of the net asset value of the portfolio of assets corresponding to the shares in the fund is invested in assets that are exempt from the Florida intangible personal property tax ("revised asset requirement"). The Funds will apply for a ruling from the Florida Department of Revenue that if, on the last business day of any calendar year, at least 90% of the net asset value of the portfolio of assets corresponding to shares in the Funds is invested in assets that are exempt from the tax, shares of the Fund owned by Florida residents will be exempt from the Florida intangible personal property tax in the following year. Although there is no assurance that the Florida Department will issue a favorable ruling on this issue, the Florida Department of Revenue has previously issued similar rulings. The Florida Department of Revenue has the authority to revoke or modify a previously issued ruling; however, if a ruling is revoked or modified, the revocation or modification is prospective only. Prior to receipt of the ruling from the Florida Department of Revenue, each Fund will rely on an opinion of Florida counsel for the Funds, Holland & Knight LLP, stating that each Fund's shares will be exempt from Florida intangible personal property tax if the revised asset requirement is met. This opinion is based on existing Florida law and interpretive authority which could be changed at any time retroactively. While the opinion represents the best judgment of Holland & Knight LLP, there is no guarantee that the legal conclusions will not be challenged by the Department of Revenue or in judicial or administrative proceedings. Thus, under Florida counsel's opinion or if a favorable ruling is issued, and if the revised asset requirement is met, shares of each Fund owned by Florida residents will be exempt from Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include obligations of the State of Florida and its political subdivisions; obligations of the United States Government or its agencies; and cash.

      A Fund may from time to time hold assets that are not exempt from Florida intangible personal property tax ("non-exempt assets") and may not be able to dispose of such assets so that 90% of the net asset value of the Fund's assets on the last business day of the calendar year consists of assets exempt from the Florida intangible personal property tax. This would subject shares of that Fund to Florida intangible personal property tax. If shares of a Fund are subject to Florida intangible personal property tax because of a failure to dispose of sufficient non-exempt assets, only that portion of the value of the Fund shares equal to the portion of the net asset value of the Fund that is attributable to obligations of the United States Government will be exempt from taxation. Each Fund will attempt to monitor its portfolio so that on the last business day of each calendar year 90% of the net asset value of the Fund's assets consists of assets exempt from Florida intangible personal property tax.

      Dividends paid by a Fund to individuals who are Florida residents are not subject to personal income taxation by Florida, because Florida does not impose a personal income tax. Distribution of investment income and capital gains by a Fund will be subject to Florida corporate income taxes, state taxes in states other than Florida and local taxes in cities other than those in Florida. Shareholders not subject to taxation by Florida do not benefit from the fact that shares of a Fund will be exempt from the Florida intangible personal property tax.

      The IRS, in a revenue ruling, held that certain AMPS would be treated as stock for Federal income tax purposes. The terms of the currently outstanding AMPS of each of the Funds, as well as the Florida Insured Series C, D and E AMPS to be issued by Florida Insured, are substantially similar, but not identical, to the AMPS discussed in the revenue ruling. In the opinion of Brown & Wood LLP, counsel to all four Funds, the shares of each Fund's currently outstanding AMPS, as well as the Florida Insured Series C, D and E AMPS to be issued in the Reorganization, constitute stock, and distributions with respect to shares of such AMPS (other than distributions in redemption of shares of AMPS subject to Section 302(b) of the Code) will constitute dividends to the extent of current and accumulated earnings and profits as calculated for Federal income tax purposes. Nevertheless, the IRS could take a contrary position, asserting, for example, that the AMPS constitute debt. If this position were upheld, the discussion of the treatment of distributions below would not apply to holders of AMPS. Instead, distributions by each Fund to holders of its AMPS would constitute interest, whether or not they exceed the earnings and profits of the Fund, and would be included in full in the income of the recipient and taxed as ordinary income. Counsel believes that such a position, if asserted by the IRS, would be unlikely to prevail.

      To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered taxable ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. Certain categories of capital gains are taxable at different rates for Federal income tax purposes. Generally not later than 60 days after the close of its taxable year, a Fund provides its shareholders with a written notice designating the amounts of any exempt-interest dividends and capital gain dividends, as well as any amount of capital gain dividends in the different categories of capital gain referred to above. Distributions by a Fund, whether from exempt-interest income or capital gains, are not eligible for the dividends received deduction for corporations under the Code.


      A loss realized on a sale or exchange of shares of a Fund is disallowed if other Fund shares are acquired (whether under the Automatic Dividend Reinvestment Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

      All or a portion of a Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Fund shares held for six months or less is treated as long-term capital loss to the extent of exempt-interest dividends received by the shareholder. In addition, such loss is disallowed to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits first will reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend is treated for tax purposes as paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

      The IRS has taken the position in a revenue ruling that if a RIC has two or more classes of shares it may designate distributions made to each class in any year as consisting of no more than such class' proportionate share of particular types of income, including exempt-interest dividends and capital gain dividends. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, when Common Shares and one or more series of AMPS are outstanding, each Fund designates distributions made to the classes as consisting of particular types of income in accordance with each class's proportionate share of such income. After the Reorganization, Florida Insured will, likewise, so designate distributions with respect to its Common Shares and its AMPS, Series A, B, C, D and E. Each Fund may notify the Auction Agent of the amount of any net capital gains and other taxable income to be included in any dividend on shares of its AMPS prior to the auction establishing the applicable rate for such dividend. Except for the portion of any dividend that a Fund informs the Auction Agent will be treated as capital gains or other taxable income, the dividends paid on the shares of AMPS constitute exempt-interest dividends. Alternatively, each Fund may include such income in a dividend on shares of its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of net capital gains and ordinary income allocable to a Fund's AMPS (the "taxable distribution") depends upon the amount of such gains and income realized by the Fund and the total dividends paid by the Fund on its Common Shares and its AMPS during a taxable year, but the taxable distribution generally is not significant.


      In the opinion of Brown & Wood LLP, counsel to all four Funds, under current law the manner in which each Fund allocates, and Florida Insured Fund will allocate, items of tax-exempt income, net capital gains and other taxable income, if any, among Common Shares and outstanding AMPS, (including for Florida Insured Series A and Series B AMPS and the newly issued series of AMPS) will be respected for Federal income tax purposes. However, the tax treatment of additional dividends may affect a Fund's calculation of each class' allocable share of capital gains and other taxable income. In addition, there is currently no direct guidance from the IRS or other sources specifically addressing whether a Fund's method for allocating tax-exempt income, net capital gains and other taxable income among Common Shares and the outstanding series of AMPS will be respected for Federal income tax purposes, and it is possible that the IRS could disagree with counsel's opinion and attempt to reallocate a Fund's net capital gains or other taxable income. In the event of a reallocation, some of the dividends identified by a Fund as exempt-interest dividends to holders of shares of its AMPS could be recharacterized as additional capital gains or other taxable income. In the event of such recharacterization, a Fund is not required to make payments to such shareholders to offset the tax effect of such reallocation. In addition, a reallocation could cause a Fund to be liable for income tax and excise tax on all reallocated taxable income. Brown & Wood LLP has advised each Fund that, in its opinion, if the IRS were to challenge in court a Fund's allocations of income and gain, the IRS would be unlikely to prevail. The opinion of Brown & Wood LLP, however, represents only its best legal judgment and is not binding on the IRS or the courts.

      The Code requires a RIC to pay a nondeductible 4% excise tax to the extent it does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, generally does not apply to the tax-exempt income of RICs, such as the Funds, that pay exempt-interest dividends.

      The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. "Private activity bonds" are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference" which could subject investors in such bonds, including shareholders of the Funds, to an increased alternative minimum tax. Each Fund purchases such "private activity bonds" and reports to shareholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings" which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund is included in adjusted current earnings, a corporate shareholder may be required to pay a Federal alternative minimum tax on exempt-interest dividends paid by such Fund.


      The Funds may invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments ("nontraditional instruments"). These instruments may be subject to special tax rules under which a Fund may be required to accrue and distribute income before amounts due under the obligations are paid. In addition, it is possible that all or a portion of the interest payments on such nontraditional instruments could be recharacterized as taxable ordinary income.

      If at any time when AMPS are outstanding a Fund does not meet the asset coverage requirements of the Investment Company Act, the Fund will be required to suspend distributions to holders of Common Shares until the asset coverage is restored. See "Dividends and Distributions." This may prevent such Fund from distributing at least 90% of its net investment income and may, therefore, jeopardize the Fund's qualification for taxation as a RIC. If a Fund were to fail to qualify as a RIC, some or all of the distributions paid by the Fund would be fully taxable to stockholders for Federal income tax purposes. Upon any failure to meet the asset coverage requirements of the Investment Company Act, a Fund, in its sole discretion, may redeem AMPS in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve such objectives.


      As noted above, a Fund must distribute annually at least 90% of its net taxable and tax-exempt interest income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred shares that the Funds have issued and that Florida Insured currently contemplates issuing may raise a question as to whether distributions on such preferred shares are "preferential" under the Code and, therefore, not eligible for the dividends paid deduction. Counsel has advised the Funds that the outstanding preferred shares and the preferred shares to be issued by Florida Insured will not result in the payment of a preferential dividend. If a Fund ultimately relies solely on a legal opinion when it issues such preferred shares, there is no assurance that the IRS would agree that dividends on the preferred shares are not preferential. If the IRS successfully disallowed the dividends paid deduction for dividends on the preferred shares, the Funds could be disqualified as RICs. In this case, dividends paid by the Funds on the Common Shares and the AMPS would not be exempt from Federal income taxes. Additionally, the Funds would be subject to the Federal alternative minimum tax.


      Under certain circumstances when a Fund is required to allocate taxable income to the AMPS, it will pay Additional Distributions to holders of AMPS. The Federal income tax consequences of Additional Distributions under existing law are uncertain. The Funds treat and Florida Insured intends to continue to treat a holder as receiving a dividend distribution in the amount of any Additional Distribution only as and when such Additional Distribution is paid. An Additional Distribution generally is designated by a Fund as an exempt-interest dividend except as otherwise required by applicable law. However, the IRS may assert that all or part of an Additional Distribution is a taxable dividend either in the taxable year for which the allocation of taxable income is made or in the taxable year in which the Additional Distribution is paid.

The value of shares acquired pursuant to a Fund's dividend reinvestment plan is generally excluded from gross income to the extent that the cash amount reinvested would be excluded from gross income. If, when a Fund's shares are trading at a premium over net asset value, the Fund issues shares pursuant to the dividend reinvestment plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of such discount (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all of the shareholders, including shareholders who do not participate in the Fund's dividend reinvestment plan. Thus, shareholders who do not participate in the dividend reinvestment plan, as well as dividend reinvestment plan participants, might be required to report as ordinary income a portion of their distributions equal to the allocable share of the discount.

      Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding").

Generally, shareholders subject to backup withholding will be those for whom no taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

      Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities are subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

      The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Funds) during the taxable year.


Tax Treatment of Options and Futures Transactions


      Each Fund may purchase or sell municipal bond index financial futures contracts and interest rate financial futures contracts on U.S. Government securities. Each Fund may also purchase and write call and put options on such financial futures contracts. In general, unless an election is available to a Fund or an exception applies, such options and financial futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or financial futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.

      Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's sales of securities and transactions in financial futures contracts and related options. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or the related options.


Florida Taxation of the Funds


      If a Fund does not have a taxable nexus to Florida, such as through the location within the state of the Fund's activities or those of FAM, under present Florida law, the Fund is not subject to Florida corporate income taxation. Additionally, if a Fund's assets do not have a taxable situs in Florida on January 1 of each calendar year, the Fund will not be subject to Florida intangible personal property tax. If a Fund has a taxable nexus to Florida or the Fund's assets have a taxable situs in Florida on January 1 of any year, the Fund will be subject to Florida taxation.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations and Florida tax laws presently in effect. For the complete provisions, reference should be made to the pertinent Code sections, the Treasury Regulations promulgated thereunder and the applicable tax laws. The Code and the Treasury Regulations, as well as the Florida tax laws, are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

      Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local tax consequences of an investment in a Fund.

AGREEMENT AND PLAN OF REORGANIZATION

General

      Under the Agreement and Plan of Reorganization (attached hereto as Exhibit
II), (i) Florida Insured will acquire substantially all of the assets, and will assume substantially all of the liabilities, of Florida Insured II, in exchange solely for an equal aggregate value of Florida Insured Common Shares and Florida Insured Series C AMPS to be issued by Florida Insured, (ii) Florida Insured will acquire substantially all of the assets, and will assume substantially all of the liabilities, of Florida Insured III, in exchange solely for an equal aggregate value of Florida Insured Common Shares and Florida Insured Series D AMPS to be issued by Florida Insured and (iii) Florida Insured will acquire substantially all of the assets, and will assume substantially all of the liabilities, of Florida Insured IV, in exchange solely for an equal aggregate value of Florida Insured Common Shares and Florida Insured Series E AMPS to be issued by Florida Insured. The number of Florida Insured Common Shares issued to each Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the Common Shares of that Acquired Fund (except that cash will be paid in lieu of any fractional shares), and the number of shares of Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS issued to Florida Insured II, Florida Insured III and Florida Insured IV, respectively, will have an aggregate liquidation preference and value equal to the aggregate liquidation preference and value of each such Fund's AMPS. Upon receipt by the Acquired Funds of such shares, the Acquired Funds will (i) distribute the Florida Insured Common Shares to the holders of Florida Insured II Common Shares, Florida Insured III Common Shares and Florida Insured IV Common Shares, as applicable, in exchange for their Common Shares in the Acquired Funds and (ii) distribute the Florida Insured Series C AMPS to the holders of Florida Insured II AMPS, the Florida Insured Series D AMPS to the holders of Florida Insured III AMPS and the Florida Insured Series E AMPS to the holders of Florida Insured IV AMPS, in exchange for their AMPS in the Acquired Funds. A Certificate of Designation of Florida Insured establishing the powers, rights and preferences of the Florida Insured Series C AMPS, the Florida Insured Series D AMPS and the Florida Insured Series E AMPS will be filed with the Office of the Secretary of State of the Commonwealth of Massachusetts prior to the closing of the Reorganization. As soon as practicable after the date that the Reorganization takes place (the "Exchange Date"), each of the Acquired Funds will execute and lodge among the records of Florida Insured an instrument in writing setting forth the facts of each Funds' termination and cause a copy thereof to be filed in the Office of the Secretary of State of the Commonwealth of Massachusetts.


      Each of the Acquired Funds will distribute the Florida Insured Common Shares and the Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS received by it pro rata to its holders of record of Common Shares and AMPS, as applicable, in exchange for such shareholders' shares in the Acquired Funds. Such distribution would be accomplished by opening new accounts on the books of Florida Insured in the names of the common and preferred shareholders of each of the Acquired Funds and transferring to those shareholder accounts the Florida Insured Common Shares or Florida Insured AMPS previously credited on those books to the accounts of the Acquired Funds. Each newly-opened account on the books of Florida Insured for the previous holders of the Acquired Funds would represent the respective pro rata number of Florida Insured Common Shares (rounded down, in the case of fractional shares, to the next largest number of whole shares) due such holder of Common Shares. No fractional Florida Insured Common Shares will be issued. In lieu thereof, Florida Insured's transfer agent, The Bank of New York, will aggregate all fractional Florida Insured Common Shares and sell the resulting whole shares on the NYSE for the account of all holders of fractional interests, and each such holder will be entitled to the pro rata share of the proceeds from such sale upon surrender of the Common Share certificates of the applicable Acquired Fund. Similarly, each newly-opened account on the books of Florida Insured for the previous holders of AMPS of an Acquired Fund would represent the respective pro rata number of Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS due such holder of AMPS. See "Surrender and Exchange of Share Certificates" below for a description of the procedures to be followed by the shareholders of the Acquired Funds to obtain their Florida Insured Common Shares or AMPS (and cash in lieu of fractional shares, if any).

      Accordingly, as a result of the Reorganization, every holder of Common Shares of an Acquired Fund would own Florida Insured Common Shares that (except for cash payments received in lieu of fractional shares) would have an aggregate net asset value immediately after the Exchange Date equal to the aggregate net asset value of that shareholder's Common Shares immediately prior to the Exchange Date. Since the Florida Insured Common Shares would be issued at net asset value in exchange for the net assets of the Acquired Funds having a value equal to the aggregate net asset value of those Florida Insured Common Shares, the net asset value per share of

Florida Insured Common Shares should remain virtually unchanged by the Reorganization. Similarly, since the Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS would be issued at a liquidation preference and value per share equal to the liquidation preference and value per share of the AMPS of the Acquired Funds, the respective liquidation preference and value per share of the Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS will remain unchanged by the Reorganization. Thus, the Reorganization will result in no dilution of net asset value of the Florida Insured Common Shares, other than to reflect the costs of the Reorganization, and will result in no dilution to the value per share of holders of AMPS of the Acquired Funds. However, as a result of the Reorganization, a shareholder of any of the Funds likely will hold a reduced percentage of ownership in the larger combined entity than he or she did in any of the constituent Funds.

Procedure

      At meetings of the Boards of Trustees of each of the Acquired Funds, and at a meeting of the Board of Trustees of Florida Insured, the Board of Trustees of each of the Funds, including all of the Trustees who are not "interested persons," as defined in the Investment Company Act, of the applicable Fund, unanimously approved the Agreement and Plan of Reorganization and the submission of such Agreement and Plan of Reorganization to the shareholders of each of the Funds for approval.

      Also, the Board of Trustees of Florida Insured approved the filing of a Certificate of Designation establishing the powers, rights and preferences of the Florida Insured Series C AMPS, the Florida Insured Series D AMPS and the Florida Insured Series E AMPS in order that they may be distributed to holders of AMPS of each of the Acquired Funds as part of the Reorganization.

      As a result of such Board approvals, the Funds have jointly filed this proxy statement with the SEC soliciting a vote of the shareholders of each of the Funds to approve the Reorganization. The costs of such solicitation are to be paid by Florida Insured after the Reorganization so as to be borne equally and exclusively on a per share basis by the holders of Common Shares of each of the Funds. Annual meetings of shareholders of the Funds will be held on December 15, 1999. If the shareholders of all four Funds approve the Reorganization, the Reorganization will take place as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the IRS concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect.

      The Boards of Trustees of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV recommend that the shareholders of the respective Funds approve the Agreement and Plan of Reorganization.

Terms of the Agreement and Plan of Reorganization

      The following is a summary of the significant terms of the Agreement and Plan of Reorganization. This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, attached hereto as Exhibit II.


      Valuation of Assets and Liabilities. The respective assets of each of the Funds will be valued on the business day prior to the Exchange Date (the "Valuation Date"). The valuation procedures are the same for all four Funds: the net asset value per Common Share of each Fund will be determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the Valuation Date. For the purpose of determining the net asset value of a Common Share of each Fund, the value of the securities held by the issuing Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding AMPS of the issuing Fund is divided by the total number of Common Shares of the issuing Fund outstanding at such time. Daily expenses, including the fees payable to FAM, will accrue on the Valuation Date.


      The Florida Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value on the Valuation Date, each Fund will use the valuations of portfolio securities furnished by a pricing service approved by the Boards of Trustees of the Funds. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Florida Municipal Bonds and Municipal Bonds for which quotations are not readily available will be valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The Boards of Trustees of the Funds have determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in financial futures contracts will be valued on the Valuation Date at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, will be valued at fair value on a consistent basis using methods determined in good faith by the Board of Trustees.

      Distribution of Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS. On the Exchange Date, Florida Insured will issue to each Acquired Fund a number of Florida Insured Common Shares the aggregate net asset value of which will equal the respective aggregate net asset value of the Common Shares of the Acquired Fund on the Valuation Date. Each holder of Common Shares of an Acquired Fund will receive the number of Florida Insured Common Shares corresponding to his or her proportionate interest in the respective aggregate net asset value of the Common Shares of the Acquired Fund, as applicable.


      On the Exchange Date, Florida Insured also will issue (i) to Florida Insured II a number of Florida Insured Series C AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of Florida Insured II AMPS on the Valuation Date, (ii) to Florida Insured III a number of Florida Insured Series D AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of Florida Insured III AMPS on the Valuation Date and (iii) to Florida Insured IV a number of Florida Insured Series E AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of Florida Insured IV AMPS on the Valuation Date. Each holder of AMPS of an Acquired Fund will receive the number of Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS corresponding to his or her proportionate interest in the aggregate liquidation preference and value of the AMPS of the Acquired Fund. No sales charge or fee of any kind will be charged to shareholders of the Acquired Funds in connection with their receipt of Florida Insured Common Shares or AMPS in the Reorganization. Holders of certain series of AMPS of the Acquired Funds will find that the auction date and dividend payment date for the Florida Insured AMPS received in the Reorganization fall on different days of the week than the auction date or dividend payment date of the AMPS currently held. Any such change in the auction date and dividend payment date will not adversely affect the value of a holder's AMPS. It is anticipated that (i) the auction for Florida Insured Series C AMPS will be held on Monday; Florida Insured II Series A AMPS are auctioned on Monday but Florida Insured II Series B AMPS are auctioned on Wednesday; (ii) the auction for Florida Insured Series D AMPS will be held on Wednesday; the Florida Insured III Series A AMPS are auctioned on Tuesday and the Florida Insured III Series B AMPS are auctioned on Friday; and (iii) the auction for Florida Insured Series E AMPS will be held on Thursday; the Florida Insured IV Series A AMPS are also auctioned on Thursday, but the Florida Insured IV Series B AMPS are auctioned on Monday. The auction procedures for all of the AMPS are similar. As a result of the Reorganization, the last dividend period for the AMPS of each Acquired Fund prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Certificate of Designation.


      Expenses. Florida Insured shall pay, subsequent to the Exchange Date, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Trustees, expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization, a registration statement on Form N-14 and a private letter ruling request submitted to the IRS, SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization, costs of printing and distributing this Proxy Statement and Prospectus, legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes, accounting fees associated with each Fund's financial statements, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization. In this regard, expenses of the Reorganization will be deducted from the assets of the combined fund so as to be borne equally and exclusively on a per share basis by the holders of Common Shares of each of the Funds. No Fund shall pay any expenses of its respective shareholders arising out of or in connection with the Reorganization.


      Required Approvals. Under the Declaration of Trust of each Fund (as amended to date and including Certificates of Designation establishing the powers, rights and preferences of the AMPS of each Fund), relevant Massachusetts law and the rules of the NYSE, shareholder approval of the Agreement and Plan of Reorganization requires the affirmative vote of shareholders representing more than 50% of the outstanding Common Shares and AMPS, voting together as a single class, and of the AMPS, voting separately as a single class. Because of the requirement that the Agreement and Plan of Reorganization be approved by the shareholders of all four Funds, the Reorganization will not take place if the shareholders of any one Fund do not approve the Agreement and Plan of Reorganization.

      Deregistration and Termination. Following the transfer of the assets and liabilities of the Acquired Funds and the distribution of Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS to shareholders of the Acquired Funds, in accordance with the foregoing, each of the Acquired Funds will terminate its registration under the Investment Company Act and its organization under Massachusetts law and will withdraw its authority to do business in any state where it is required to do so.


      Amendments and Conditions. The Agreement and Plan of Reorganization may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of each Fund pursuant to the Agreement and Plan of Reorganization are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, approval by the shareholders of each of the Funds, favorable IRS rulings or an opinion of counsel being received as to tax matters, an opinion of counsel as to securities matters being received and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.


      Postponement, Termination. Under the Agreement and Plan of Reorganization, the Board of Trustees of any of the Funds may cause the Reorganization to be postponed or abandoned under certain circumstances should such Board determine that it is in the best interests of the shareholders of its respective Fund to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of any of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed: (i) by mutual consent of the Boards of Trustees of the four Funds and (ii) by the Board of Trustees of any Fund if any condition to that Fund's obligations set forth in the Agreement and Plan of Reorganization has not been fulfilled or waived by such Board.


Potential Benefits to Shareholders of the Funds as a Result of the Reorganization


      In approving the Reorganization, the Board of Trustees of each Fund identified certain benefits that are likely to result from the Reorganization, including lower aggregate operating expenses per Common Share, greater efficiency and flexibility in portfolio management and a more liquid trading market for the Common Shares of the combined fund. With respect to each of the Acquired Funds, following the Reorganization their respective shareholders will remain invested in a closed-end fund that has investment objectives and policies substantially similar to those of the Acquired Fund. The Boards also considered the possible risks and costs of combining the Funds, and examined the relative credit strength, maturity characteristics, mix of type and purpose, and yield of the Fund's portfolios of Florida Municipal Bonds and Municipal Bonds and the costs involved in a transaction such as the Reorganization. The Boards noted the many similarities between the Funds, including their substantially similar investment objectives and investment policies, their use of substantially the same management personnel and their similar portfolios of Florida Municipal Bonds and Municipal Bonds. The Board also considers the relative tax positions of each of the Funds' portfolios. Based on these factors, the Boards concluded that the Reorganization will potentially benefit the shareholders of each Fund in that it (i) presents no significant risks that would outweigh the benefits discussed above and (ii) involves minimal costs (including relatively minor legal, accounting and administrative costs).



      The surviving fund that would result from the Reorganization would have a larger asset base than any of the Funds has currently. Based on data presented by FAM, the Board of each Fund believes that administrative expenses for a larger combined fund would be less than the aggregate expenses for the individual Funds, resulting in a lower expense ratio for common shareholders of the combined fund and higher earnings per common share. In particular, certain fixed costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses will be spread across a larger asset base, thereby lowering the expense ratio for the combined fund. To illustrate the potential economies of scale the table below shows the total annualized operating expense ratio of each Fund and pro forma Florida Insured based on net assets both excluding and including assets attributable to AMPS, as of June 30, 1999:

                                Total annualized      Net assets,       Total annualized     Net assets,
                                   operating           excluding            operating        including
                                 expense ratio,          AMPS             expense ratio,        AMPS
         Fund                   excluding AMPS       (in millions)        including AMPS    (in millions)
         -----                  ----------------     -------------      ----------------    -------------
Florida Insured .............        1.28%               $156.2                0.77%            $261.0
Florida Insured II ..........        1.32%               $125.0                0.78%            $211.0
Florida Insured III..........        1.36%               $ 84.1                0.83%            $138.1
Florida Insured IV ..........        1.31%               $124.3                0.78%            $207.8
Pro Forma Florida Insured(1).        1.19%               $489.6                0.71%            $817.8
----------
1   Assumes Reorganization had taken place on June 30, 1999.

      Management projections estimate that Florida Insured will have net assets in excess of $817 million upon completion of the Reorganization. A larger asset base should provide benefits in portfolio management. After the Reorganization, Florida Insured should be able to purchase larger amounts of Florida Municipal Bonds and Municipal Bonds at more favorable prices than any of the Funds separately and, with this greater purchasing power, request improvements in the terms of the Florida Municipal Bonds and Municipal Bonds (e.g., added indenture provisions covering call protection, sinking funds and audits for the benefit of large holders) prior to purchase.


      Based on the foregoing, the Boards concluded that the Reorganization is in the best interests of the shareholders of each of the Funds because the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above.


      In approving the Reorganization, the Board of Trustees of each Fund determined that the Reorganization is in the best interests of that Fund and, with respect to net asset value and liquidation preference, that the interests of existing shareholders of that Fund would not be diluted as a result of the Reorganization. Although the Reorganization is expected to result in a reduction in net asset value per share of the combined fund after the Reorganization of approximately $.02 as a result of the estimated costs of the Reorganization, management of each Fund advised its Board that it expects that such costs would be recovered within six months to one year after the Exchange Date due to a decrease in the operating expense ratio.


      It is not anticipated that the Reorganization directly would benefit the holders of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of AMPS of any of the Funds.

Surrender and Exchange of Share Certificates


      After the Exchange Date, each holder of an outstanding certificate or certificates formerly representing Common Shares of any one of the Acquired Funds will be entitled to receive, upon surrender of his or her certificate or certificates, a certificate or certificates representing the number of Florida Insured Common Shares distributable with respect to such holder's Common Shares of the Acquired Fund, together with cash in lieu of any fractional Common Shares. Promptly after the Exchange Date, the transfer agent for the Florida Insured Common Shares will mail to each holder of certificates formerly representing Common Shares of an Acquired Fund a letter of transmittal for use in surrendering his or her certificates for certificates representing Florida Insured Common Shares and cash in lieu of any fractional Common Shares.


      Shares of AMPS are held in "street names" by the Depository Trust Company and all transfers will be accomplished by book entry. Surrender of physical certificates for AMPS is not required.

If prior to the Reorganization, you held:      After the Reorganization, you will hold:
------------------------------------           ----------------------------------
Florida Insured Common Shares                  Florida Insured Common Shares
Florida Insured Series A AMPS                  Florida Insured Series A AMPS
Florida Insured Series B AMPS                  Florida Insured Series B AMPS
Florida Insured II Common Shares               Florida Insured Common Shares
Florida Insured II Series A AMPS               Florida Insured Series C AMPS
Florida Insured II Series B AMPS               Florida Insured Series C AMPS
Florida Insured III Common Shares              Florida Insured Common Shares
Florida Insured III Series A AMPS              Florida Insured Series D AMPS
Florida Insured III Series B AMPS              Florida Insured Series D AMPS
Florida Insured IV Common Shares               Florida Insured Common Shares
Florida Insured IV Series A AMPS               Florida Insured Series E AMPS
Florida Insured IV Series B AMPS               Florida Insured Series E AMPS

      Please do not send in any share certificates at this time. Upon consummation of the Reorganization, common shareholders of the Acquired Funds will be furnished with instructions for exchanging their share certificates for Florida Insured share certificates and, if applicable, cash in lieu of fractional shares.


      From and after the Exchange Date, certificates formerly representing Common Shares of an Acquired Fund will be deemed for all purposes to evidence ownership of the number of full Florida Insured Common Shares distributable with respect to the shares of the Acquired Fund held before the Reorganization as described above and as shown in the table above, provided that, until such share certificates have been so surrendered, no dividends payable to the holders of record of Common Shares of an Acquired Fund as of any date subsequent to the Exchange Date will be paid to the holders of such outstanding share certificates. Dividends payable to holders of record of Common Shares of Florida Insured, as of any date after the Exchange Date and prior to the exchange of certificates by any shareholder of an Acquired Fund, will be paid to such shareholder, without interest, at the time such shareholder surrenders his or her share certificates for exchange.

      From and after the Exchange Date, there will be no transfers on the share transfer books of any Acquired Fund. If, after the Exchange Date, certificates representing Common Shares of an Acquired Fund are presented to Florida Insured, they will be cancelled and exchanged for certificates representing Common Shares of Florida Insured, as applicable, and cash in lieu of fractional Common Shares, if any, distributable with respect to such Common Shares in the Reorganization.

Tax Consequences of the Reorganization

      General. The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a)(1)(C) of the Code. Each of the four Funds has elected and qualified for the special tax treatment afforded RICs under the Code, and Florida Insured intends to continue to so qualify after the Reorganization. The Funds have jointly requested a private letter ruling from the IRS that for Federal income tax purposes: (i) the exchange of assets by each Acquired Fund for Florida Insured shares, as described, will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each of the Acquired Funds and Florida Insured will be deemed a "party" to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to the Acquired Funds as a result of the Reorganization or on the distribution of Florida Insured Common Shares and Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS to the respective shareholders of the Acquired Funds under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to Florida Insured as a result of the Reorganization; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Funds on the receipt of Florida Insured Common Shares and Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS in exchange for their corresponding Common Shares or AMPS of an Acquired Fund (except to the extent that common shareholders receive cash representing an interest in fractional shares of Florida Insured Common Shares in the Reorganization); (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of the Acquired Funds in the hands of Florida Insured will be the same as the tax basis of such assets in the hands of the Acquired Fund that transferred them immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS received by the shareholders of the Acquired Fund in the Reorganization will be equal to the tax basis of the Common Shares or AMPS of the Acquired Funds surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS will be determined by including the period for which such shareholder held the Common Shares or AMPS of the Acquired Fund exchanged therefor, provided that such shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Florida Insured's holding period with respect to the assets of the Acquired Funds transferred will include the period for which such assets were held by the Acquired Fund; (ix) the payment of cash to common shareholders of an Acquired Fund in lieu of fractional Florida Insured Common Shares will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such shareholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the shareholder's basis allocable to the Florida Insured fractional shares; and (x) the taxable year of each of the Acquired Funds will end on the effective date of the Reorganization and pursuant to
Section 381(a) of the Code and regulations thereunder, Florida Insured will succeed to and take into account certain tax attributes of the Acquired Funds, such as earnings and profits, capital loss carryovers and method of accounting.


      As noted in the discussion under "Comparison of the Funds--Tax Rules Applicable to the Funds and Their Shareholders," a Fund must distribute annually at least 90% of its net taxable and tax-exempt income. A distribution only will be counted for this purpose if it qualifies for the dividends paid deduction under the Code. In the opinion of Brown & Wood LLP, the issuance of Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS pursuant to the Reorganization in addition to the already existingFlorida Insured Series A AMPS and Florida Insured Series B AMPS will not cause distributions on any series of

Florida Insured AMPS to be treated as preferential dividends ineligible for the dividends paid deduction. It is possible, however, that the IRS may assert that, because there are several series of AMPS, distributions on such shares are preferential under the Code and therefore not eligible for the dividends paid deduction. If the IRS successfully disallowed the dividends paid deduction for dividends on the AMPS, Florida Insured could lose the special tax treatment afforded RICs. In this case, dividends on the Florida Insured Common Shares and AMPS would not be exempt from Federal income tax. Additionally, Florida Insured would be subject to the alternative minimum tax.

      Under Section 381(a) of the Code, Florida Insured will succeed to and take into account certain tax attributes of the Acquired Funds, including, but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including tax-free reorganizations pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to Florida Insured.

      Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.


      Regulated Investment Company Status. The Funds have elected and qualified for taxation as RICs under Sections 851-855 of the Code, and after the Reorganization Florida Insured intends to continue to so qualify.

Appraisal Rights

      A shareholder of any of the Funds who does not vote in favor of the Reorganization may have the right under Massachusetts law to object to the Reorganization and demand payment for his or her shares from the applicable Fund and an appraisal thereof upon compliance with the procedures specified in Sections 86 through 98 of the Massachusetts Business Corporation Law (the "Massachusetts Business Corporation Law"), which are set forth in Exhibit VI hereto. A vote against the Reorganization or the execution of a proxy directing such a vote will not satisfy the requirements of those provisions. A failure to vote against the Reorganization will not constitute a waiver of such rights. The Funds take the position that, if available, this statutory right of appraisal may be exercised only by shareholders of record.

      Section 92 of the Massachusetts Business Corporation Law provides that for purposes of payment to any shareholder who elects to exercise his or her statutory right of appraisal, the value of shares of such shareholder is to be determined as of the day preceding the date of the shareholders' vote approving the Agreement and Plan of Reorganization. Under the terms of the Agreement and Plan of Reorganization, Florida Insured will assume the obligations of each of the Funds, if any, with respect to statutory rights of appraisal.

      For federal income tax purposes, dissenting shareholders obtaining payment for their shares will recognize gain or loss measured by the difference between any such payment and the tax basis for their shares. Shareholders are advised to consult their personal tax advisers as to the tax consequences of dissenting.

Capitalization


      The following table sets forth as of August 31, 1999 (i) the capitalization of Florida Insured, (ii) the capitalization of Florida Insured II, (iii) the capitalization of Florida Insured III, (iv) the capitalization of Florida Insured IV and (v) the capitalization of pro forma Florida Insured as adjusted to give effect to the Reorganization.

   Capitalization of Florida Insured, Florida Insured II, Florida Insured III,
     Florida Insured IV and Pro Forma Florida Insured as of August 31, 1999
                                  (unaudited)

                                                                                                                Pro Forma
                                  Florida         Florida         Florida        Florida        Pro Forma        Florida
                                  Insured        Insured II      Insured III    Insured IV      Adjustment      Insured(a)
                                ------------    ------------    ------------   ------------    ------------    ------------
Net Assets:
  Net Assets Attributable to
  Common Shares ............    $149,394,708    $118,543,604    $ 79,570,974   $117,651,597    ($ 3,653,548)   $461,507,335
  Net Assets Attributable to
  AMPS .....................    $104,750,000    $ 86,000,000    $ 54,000,000   $ 83,500,000              --    $328,250,000

Shares Outstanding:
  Common Shares ............      10,798,052       8,840,687       6,181,830      9,126,034      (1,263,429)     33,683,174(b)
  AMPS .....................
  Series A .................           2,095           1,720           1,080          1,670          (4,470)          2,095
  Series B .................           2,095           1,720           1,080          1,670          (4,470)          2,095
  Series C .................              --              --              --             --           3,440           3,440(b)
  Series D .................              --              --              --             --           2,160           2,160(b)
  Series E .................              --              --              --             --           3,340           3,340(b)

Net Asset Value Per Share:
  Common Shares ............    $      13.84    $      13.41    $      12.87   $      12.89              --    $      13.70(c)
  AMPS .....................    $     25,000    $     25,000    $     25,000   $     25,000              --    $     25,000

----------
(a) The adjusted balances are presented as if the Reorganization had been consummated on August 31, 1999 and are for informational purposes only. Assumes distribution of undistributed net investment income and accrual of estimated Reorganization expenses of $507,000. No assurance can be given as to how many Florida Insured Common Shares that shareholders of Florida Insured II, Florida Insured III or Florida Insured IV will receive on the Exchange Date, and the foregoing should not be relied upon to reflect the number of Florida Insured Common Shares that actually will be received on or after such date.

(b) Assumes the issuance of 22,885,122 Florida Insured Common Shares and three newly-created series of AMPS consisting of 3,440 Series C shares, 2,160 Series D shares and 3,340 Series E shares, respectively, in exchange for the net assets of each of Florida Insured II, Florida Insured III and Florida Insured IV. The estimated number of shares issued was based on the net asset value of each Fund, net of distributions, on August 31, 1999.

(c) Net Asset Value Per Common Share net of Reorganization-related expenses and distribution of undistributed net investment income of $1,283,310 for Florida Insured, $734,244 for Florida Insured II, $445,280 for Florida Insured III and $683,714 for Florida Insured IV.

                          ITEM 2: ELECTION OF TRUSTEES

      At the Meetings, the Board of Trustees for each of the Funds will be elected to serve until the next Annual Meeting of Shareholders and until their successors are elected and qualified. If the shareholders of all of the Funds approve the Reorganization, then the Board of Trustees of Florida Insured elected at the Meetings will serve as the Board of the combined fund, until its next Annual Meeting of Shareholders. If the shareholders of any Fund vote against the Reorganization, then the Board of Trustees of each Fund elected at the Meetings will continue to serve until the next Annual Meeting of Shareholders of that Fund. It is intended that all properly executed proxies will be voted (unless such authority has been withheld in the proxy) as follows:

      (1) All proxies of the holders of AMPS of any Fund, voting separately as a class, will be voted in favor of the two persons designated as Trustees to be elected by the holders of AMPS of that Fund; and

      (2) All proxies of the holders of Common Shares and AMPS of any Fund, voting together as a single class, will be voted in favor of the five persons designated as Trustees to be elected by the holders of Common Shares and AMPS of that Fund.

      The Boards of Trustees of the Funds know of no reason why any of these nominees will be unable to serve, but in the event of any such unavailability, the proxies received will be voted for such substitute nominee or nominees as the appropriate Board of Trustees may recommend.

      Certain information concerning the nominees is set forth below. Additional information concerning the nominees and other information relevant to the election of Trustees is set forth in Exhibit I.


TO BE ELECTED BY SHAREHOLDERS OF FLORIDA INSURED, FLORIDA INSURED II AND FLORIDA INSURED IV

To Be Elected by Holders of AMPS of Each Fund, Voting Separately as a Class

                                                                                       Principal Occupation During Past
                      Name and Address                          Age                 Five Years and Public Directorships(1)
-----------------------------------------------------------     --      ------------------------------------------------------------
Charles C. Reilly(1)(2)....................................     68      Self-employed financial consultant since 1990; President
  9 Hampton Harbor Road                                                 and Chief Investment Officer of Verus Capital, Inc. from
  Hampton Bays, New York  11946                                         1979 to 1990; Senior Vice President of Arnhold and S.
                                                                        Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor,
                                                                        Columbia University, Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, The University
                                                                        of Pennsylvania from 1989 to 1990; Partner, Small Cities
                                                                        Cable Television from 1986 to 1997.

Richard R. West(1)(2)......................................     61      Professor of Finance since 1984, Dean from 1984 to 1993,
  Box 604                                                               and currently Dean Emeritus of New York University,
  Genoa, Nevada 89411                                                   Leonard N. Stern School of Business Administration; Director
                                                                        of Bowne & Co., Inc. (financial printers), Vornado Realty
                                                                        Trust, Inc. (real estate holding company) and Alexander's
                                                                        Inc. (real estate company).

To Be Elected by Holders of Common Shares and AMPS of Each Fund, Voting Together as a Single Class

                                                                                       Principal Occupation During Past
                      Name and Address                          Age                 Five Years and Public Directorships(1)
-----------------------------------------------------------     --      ------------------------------------------------------------
Terry K. Glenn(1)*.........................................     59      Executive Vice President of FAM and MLAM (which terms
  P. O. Box 9011                                                        as used herein include their corporate predecessors) since
  Princeton, New Jersey 08543-9011                                      1983; Executive Vice President and Director of Princeton
                                                                        Services Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and
                                                                        Director thereof since 1991; President of Princeton
                                                                        Administrators, L.P. ("Princeton Administrators") since
                                                                        1988.

Ronald W. Forbes(1)(2).....................................     59      Professor of Finance, School of Business, State University
  1400 Washington Avenue                                                of New York at Albany, since 1989; Consultant, Urban
  Albany, New York 12222                                                Institute, Washington, D.C. since 1995.

                                                                                       Principal Occupation During Past
                      Name and Address                          Age                 Five Years and Public Directorships(1)
-----------------------------------------------------------     --      ------------------------------------------------------------
Cynthia A. Montgomery(1)(2)................................     47      Professor, Harvard Business School since 1989; Associate
  Harvard Business School                                               Professor, J.L. Kellogg Graduate School of Management,
  Soldiers Field Road                                                   Northwestern University from 1985 to 1989; Assistant
  Boston, Massachusetts  02163                                          Professor, Graduate School of Business Administration, The
                                                                        University of Michigan from 1979 to 1985; Director, UNUM
                                                                        Provident Corporation since 1990 and Director of Newell
                                                                        Rubbermaid since 1995.

Kevin A. Ryan(1)(2)........................................     67      Founder and Director Emeritus of The Boston University
  127 Commonwealth Avenue                                               Center for the Advancement of Ethics and Character and
  Chestnut Hill,                                                        Director thereof until 1999; Professor until 1999 and
  Massachusetts 02167                                                   currently Professor Emeritus of Education at Boston
                                                                        University since 1982; formerly taught on the faculties of
                                                                        The University of Chicago, Stanford University and Ohio
                                                                        State University.

Arthur Zeikel(1)*..........................................     67      Chairman of FAM and MLAM from 1997 to 1999;
300 Woodland Avenue                                                     President of FAM and MLAM from 1977 to 1997;
Westfield, New Jersey 07090                                             Chairman of Princeton Services from 1997 to 1999, Director thereof from 1993 to 1999 and President from 1993 to 1997;
                                                                        Executive Vice President of ML & Co. from 1990 to 1999.

              TO BE ELECTED BY SHAREHOLDERS OF FLORIDA INSURED III

To Be Elected by Holders of AMPS, Voting Separately as a Class

                                                                                       Principal Occupation During Past
                      Name and Address                          Age                 Five Years and Public Directorships(1)
-----------------------------------------------------------     --      ------------------------------------------------------------
Joseph L. May(1)(2)........................................     70      Attorney in private practice since 1984; President, May and
  424 Church Street                                                     Athens Hosiery Mills Division, Wayne-Gossard
  Suite 2000                                                            Corporation from 1954 to 1983:  Vice President, Wayne-
  Nashville, Tennessee  37219                                           Gossard Corporation from 1972 to 1983; Chairman, The May
                                                                        Corporation (personal holding company) from 1972 to 1983;
                                                                        Director, Signal Apparel Co. from 1972 to 1989.

Andre F. Perold(1)(2)......................................     47      Professor, Harvard Business School since 1989 and
  Morgan Hall                                                           Associate Professor from 1983 to 1989; Trustee, The
  Soldiers Field                                                        Common Fund since 1989; Director, Quantec Limited since
  Boston, Massachusetts  02163                                          1991, TIBCO from 1994 to 1996 and Genbel Securities Limited and Genbel Bank since 1999.

To Be Elected by Holders of Common Shares and AMPS , Voting Together as a Single Class

                                                                                       Principal Occupation During Past
                      Name and Address                          Age                 Five Years and Public Directorships(1)
-----------------------------------------------------------     --      ------------------------------------------------------------
Terry K. Glenn(1)*.........................................     59      Executive Vice President of FAM and MLAM since 1983;
  P.O. Box 9011                                                         Executive Vice President and Director of Princeton
  Princeton, New Jersey 08543-9011                                      Services since 1993; President of PFD since 1986 and
                                                                        Director thereof since 1991; President of Princeton
                                                                        Administrators since 1988.

James H. Bodurtha(1)(2.....................................     55      Director and Executive Vice President, The China
  36 Popponesset Road                                                   Business Group, Inc. since 1996; Chairman and Chief
  Cotuit, Massachusetts 02635                                           Executive Officer, China Enterprise Management Corporation
                                                                        from 1993 to 1996; Chairman, Berkshire Corporation since
                                                                        1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993;
                                                                        Director, Gilder Group LLP and related companies since 1999.



                                                                                       Principal Occupation During Past
                      Name and Address                          Age                 Five Years and Public Directorships(1)
-----------------------------------------------------------     --      ------------------------------------------------------------
Herbert I. London(1)(2)....................................     60      John M. Olin Professor of Humanities, New York
  2 Washington  Square Village                                          University since 1993 and Professor since 1980; President,
  New York, New York  10012                                             Hudson Institute since 1997 and Trustee thereof since 1980;
                                                                        Dean, Gallatin Division of New York University from 1976 to
                                                                        1993; Distinguished Fellow, Herman Kahn Chair, Hudson
                                                                        Institute from 1984 to 1985; Director, Damon Corp. from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to
                                                                        1993; Limited Partner, Hypertech LP in 1996.

Robert R. Martin(1)(2).....................................     72      Chairman and Chief Executive Officer, Kinnard
  513 Grand Hill                                                        Investments, Inc. from 1990 to 1993; Executive Vice
  St. Paul, Minnesota 55103                                             President, Dain Bosworth from 1974 to 1989; Director,
                                                                        Carnegie Capital Management from 1977 to 1985 and Chairman thereof in 1979; Director, Securities Industry Association from 1981 to 1982 and Public Securities Association from
                                                                        1979 to 1980; Chairman of the Board, WTC Industries, Inc. in
                                                                        1994; Trustee, Northland College since 1992.

Arthur Zeikel(1)*..........................................     67      Chairman of FAM and MLAM from 1997 to 1999;
  300 Woodland Avenue                                                   President of FAM and MLAM from 1977 to 1997;
  Westfield, New Jersey  07090                                          Chairman of Princeton Services from 1997 to 1999, Director thereof from 1993 to 1999 and President thereof from 1993 to
                                                                        1997; Executive Vice President of ML & Co. from 1990 to
                                                                        1999.

----------------

(1) Each of the nominees is a director, trustee or member of an advisory board of one or more additional investment companies for which FAM, MLAM or their affiliates act as investment adviser. See Exhibit I.

(2)   Member of Audit Committee of the Board of Trustees.

* Interested person, as defined in the Investment Company Act, of each of the Funds.


Committee and Board Meetings


      The Board of each Fund has a standing Audit Committee, which consists of Board members who are not "interested persons" of the Fund within the meaning of the Investment Company Act. The principal purpose of the Audit Committee is to review the scope of the annual audit conducted by the Fund's independent auditors and the evaluation by such auditors of the accounting procedures followed by the Fund. The Audit Committee also reviews and nominates candidates to serve as non-interested Board members. The non-interested Board members have retained independent legal counsel to assist them in connection with these duties.


      During each Fund's last fiscal year, each of the Board members then in office attended at least 75% of the aggregate of the total number of meetings of the Board held during the fiscal year and, if a member, of the total number of meetings of the Audit Committee held during the period for which he or she served. See Exhibit I for further information about Audit Committee and Board meetings.

      Compliance with Section 16(a) of the Securities Exchange Act of 1934

      Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), requires the officers and Trustees of each Fund and persons who own more than ten percent of a registered class of the Fund's equity securities, to file reports of ownership and changes in ownership on Forms 3, 4 and 5 with the SEC and the NYSE. Officers, Trustees and greater than ten percent shareholders are required by SEC regulations to furnish the Fund with copies of all Forms 3, 4 and 5 they file.

      Based solely on each Fund's review of the copies of such forms, and amendments thereto, furnished to it during or with respect to its most recent fiscal year, and written representations from certain reporting persons that they were not required to file Form 5 with respect to the most recent fiscal year, each Fund believes that all of its officers, Trustees, greater than ten percent beneficial owners and other persons subject to Section 16 of the

Exchange Act because of the requirements of Section 30 of the Investment Company Act, i.e., any advisory board member, investment adviser or affiliated person of the Fund's investment adviser, have complied with all filing requirements applicable to them with respect to transactions during the Fund's most recent fiscal year.


Interested Persons

      Each Fund considers Mr. Zeikel and Mr. Glenn to be "interested persons" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act because of the positions each holds or has held with FAM and its affiliates. Mr. Glenn is the President of each Fund.

Compensation of Trustees

      FAM, the investment adviser of each Fund, pays all compensation to all officers of each Fund and all Trustees of each Fund who are affiliated with ML & Co. or its subsidiaries. Each Fund pays each Trustee not affiliated with FAM (each a "non-affiliated Trustee") an annual fee plus a fee for each meeting attended, and each Fund also pays each member of its Audit Committee, which consists of all of the non-affiliated Trustees, an annual fee plus a fee for each meeting attended, together with such Trustee's out-of-pocket expenses relating to attendance at such meetings. Information with respect to fees and expenses paid to the non-Trustee members for each Fund's most recently completed fiscal year is set forth in Exhibit I.

Officers of the Funds

      Information regarding the officers of each Fund is set forth in Exhibit I. Officers of the Funds are elected and appointed by the Board and hold office until they resign, are removed or are otherwise disqualified to serve.

                    ITEM 3: SELECTION OF INDEPENDENT AUDITORS


      The Board of Trustees of each Fund, including a majority of the Trustees who are not interested persons of the Fund, has selected independent auditors to examine the financial statements of the Fund for the Fund's current fiscal year. Deloitte & Touche LLP ("D&T") acts as independent auditors for Florida Insured and Florida Insured II and is expected to act as independent auditors for the combined fund. Ernst & Young LLP ("E&Y") acts as independent auditors for Florida Insured III and Florida Insured IV. The current fiscal year for Florida Insured is the fiscal year ending August 31, 2000; for Florida Insured II, the fiscal year ending June 30, 2000; for Florida Insured III, the fiscal year ending September 30, 2000; and for Florida Insured IV, the fiscal year ending September 30, 2000.


      No Fund knows of any direct or indirect financial interest of such auditors in any Fund. Such appointment is subject to ratification or rejection by the shareholders of each respective Fund. If the shareholders of each of the Funds approve the Reorganization, then the independent auditors selected at the Meeting for Florida Insured will serve as the independent auditors of the combined fund until its next Annual Meeting of Shareholders. If the shareholders of any of the Funds vote against the Reorganization, then the independent auditors of each Fund selected at the Meetings will continue to serve as independent auditors of that Fund until the next Annual Meeting of Shareholders of that Fund. Unless a contrary specification is made, the accompanying proxy will be voted in favor of ratifying the selection of such Fund's auditors.


      D&T also acts as independent auditors for ML & Co. and most of its subsidiaries, including FAM and MLAM, and for most other investment companies for which FAM or MLAM acts as investment adviser. Additionally, E&Y also acts as independent auditors for several other investment companies for which FAM or MLAM acts as investment adviser. The Board of Trustees of each of Florida Insured and Florida Insured II considered the fact that D&T have been retained as the independent auditors for ML & Co. and the other entities described above in its evaluation of the independence of D&T with respect to each applicable Fund. The Board of Trustees of each of Florida Insured III and Florida Insured IV considered the fact that E&Y have been retained as independent auditors for the other entities described above in its evaluation of the independence of E&Y with respect to each applicable Fund.


      Representatives of the independent auditors are expected to be present at the Meetings and will have the opportunity to make a statement if they so desire and to respond to questions from shareholders.

                   INFORMATION CONCERNING THE ANNUAL MEETINGS

Date, Time and Place of Meetings

      The Meetings will be held on December 15, 1999 at the offices of MLAM, 800 Scudders Mill Road, Plainsboro, New Jersey at the times listed on Exhibit I.

Solicitation, Revocation and Use of Proxies

      A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the appropriate Fund or by voting in person at the Meeting. Although mere attendance at the Meetings will not revoke a proxy, a shareholder present at the Meetings may withdraw his or her proxy and vote in person.

      All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meetings in accordance with the directions on the proxies; if no direction is indicated, the shares will be voted "FOR" (i) the approval of the Agreement and Plan of Reorganization, (ii) the election of applicable nominees to the Board of Trustees and (iii) the ratification of the selection of D&T or E&Y, as applicable, as independent accountants. It is not anticipated that any other matters will be brought before the Meetings. If, however, any other business properly is brought before the Meetings, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

      Only holders of record of Common Shares or AMPS of any of the Funds at the close of business on the Record Date are entitled to vote at the Meetings or any adjournment thereof. At the close of business on the Record Date, the Funds had the number of shares outstanding indicated in Exhibit I.

Security Ownership of Certain Beneficial Owners and Management

      To the knowledge of the Funds, at the date hereof, no person or entity owns beneficially 5% or more of the Common Shares or AMPS of any Fund.



As of the Record Date, none of the nominees for Trustee owned shares of the Funds.

      As of the Record Date, the Trustees and officers of Florida Insured as a group (13 persons) owned an aggregate of less than 1% of the outstanding Florida Insured Common Shares and owned no Florida Insured AMPS.

      As of the Record Date, the Trustees and officers of Florida Insured II as a group (13 persons) owned an aggregate of less than 1% of the outstanding Florida Insured II Common Shares and owned no Florida Insured II AMPS.

      As of the Record Date, the Trustees and officers of Florida Insured III as a group (13 persons) owned an aggregate of less than 1% of the outstanding Florida Insured III Common Shares and owned no Florida Insured III AMPS.

      As of the Record Date, the Trustees and officers of Florida Insured IV as a group (13 persons) owned an aggregate of less than 1% of the outstanding Florida Insured IV Common Shares and owned no Florida Insured IV AMPS.


      On the Record Date, Mr. Glenn, a Trustee and an officer of each of the Funds, Mr. Zeikel, a Trustee of each of the Funds, and the other Trustees and officers of each Fund owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.

Voting Rights and Required Vote

      For purposes of this Proxy Statement and Prospectus, each Common Share and AMPS of each of the Funds is entitled to one vote. Approval of the Agreement and Plan of Reorganization requires the approval of each Fund. With respect to each Fund, approval of the Agreement and Plan of Reorganization requires the affirmative vote of shareholders representing (i) a majority of the Fund's outstanding Common Shares and AMPS, voting together as a single class, and (ii) a majority of the Fund's outstanding AMPS, voting separately as a class. See
Exhibit VI -- "Sections 86 through 98 of Chapter 156B of the Massachusetts General Laws (the Massachusetts Business Corporation Law)" for a discussion of dissenters' rights under Massachusetts law.

      For purposes of each Meeting, a quorum consists of a majority of the shares entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Fund's shareholders is not present, or if a quorum is present but sufficient votes in favor of the Agreement and Plan of Reorganization are not received from the shareholders of the applicable Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the applicable Fund's shareholders.


      With respect to Item 2, the election of Trustees, assuming a quorum is present, holders of a Fund's AMPS, voting separately or as a class, are entitled to elect two Trustees of the Fund and holders of a Fund's Common Shares and AMPS, voting together as a single class, are entitled to elect the remaining Trustees of that Fund. With respect to each Fund, assuming a quorum is present,
(x) election of the two Trustees of the Fund to be elected by the holders of that Fund's AMPS, voting separately as a class, will require the affirmative vote of a majority of the votes cast by the holders of that Fund's AMPS, represented at the Meeting and entitled to vote, voting together as a single class; and (y) election of the remaining Trustees of the Fund will require the affirmative vote of a majority of the votes cast by the holders of that Fund's Common Shares and AMPS, represented at the Meetings and entitled to vote, voting together as a single class.

      Assuming a quorum is present, Item 3, approval of the ratification of the selection of the independent auditors of each Fund, will require the affirmative vote of a majority of that Fund's Common Shares and AMPS represented at the Meetings and entitled to vote, voting together as a single class.

                             ADDITIONAL INFORMATION


      The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by Florida Insured, the surviving fund after the Reorganization, so as to be borne equally and exclusively on a per share basis by the holders of Common Shares of each of the Funds. If the Reorganization is not approved, these expenses will be allocated among the Funds according to the relative net asset value of the Common Shares of each Fund on the Meeting date.


      The Funds likewise will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of each of the Funds and certain persons that the Funds may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of capital shares of the Funds.


      In order to obtain the necessary quorum at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Funds. Each of the Funds has retained Shareholder Communications Corporation, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies, at a cost to be borne by each of the Funds of approximately $7,500, plus out-of-pocket expenses.


      Broker-dealer firms, including Merrill Lynch, holding Fund shares in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each Item before the Meetings. The Funds understand that, under the rules of the NYSE, such broker-dealer firms may, without instructions from their customers and clients, grant authority to the proxies designated to vote on the election of the Trustees of each Fund (Item 2) and the ratification of the selection of independent auditors for each Fund (Item 3) if no instructions have been received prior to the date specified in the broker-dealer firm's request for voting instructions. With respect to Common Shares of each Fund, broker-dealer firms, including Merrill Lynch, will not be permitted to grant voting authority without instructions with respect to the approval of the Agreement and Plan of Reorganization (Item 1). AMPS of a Fund held in "street name," however, may be voted under certain conditions by broker-dealer firms with respect to Item 1 and counted for purposes of establishing a quorum of that Fund if no instructions are received one business day before the Meeting or, if adjourned, one business day before the day to which the Meeting is adjourned. With respect to each Fund, these conditions include, among others, that (i) at least 30% of that Fund's AMPS outstanding have voted on Item 1, (ii) less than 10% of that Fund's AMPS outstanding have voted against Item 1 and (iii) holders of that Fund's Common Shares have voted to approve Item 1. In such instances, the broker-dealer firm will vote that Fund's AMPS on Item 1 in the same proportion as the votes cast by all holders of that Fund's AMPS who voted on Item 1. The Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders of each Fund exists. Proxies that are returned to a Fund but that are marked "abstain" or on which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Merrill Lynch has advised the Funds that it intends to vote shares held in its name for which no instructions are received, except as limited by agreement or applicable law, on Items 2 and 3 (with respect to Common Shares and AMPS) and 1 (with respect to AMPS only) in the same proportion as the votes received from beneficial owners of those shares for which instructions have been received, whether or not held in nominee name. Abstentions and broker non-votes will not be counted as votes cast. Abstentions and broker non-votes, therefore, will not have an effect on the vote on Items 2 and 3. Abstentions and broker non-votes will have the same effect as a vote against Item 1.

      This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statement and the exhibits relating thereto which Florida Insured has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

      The Funds are subject to the informational requirements of the Exchange Act and the Investment Company Act and in accordance therewith are required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the SEC at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the SEC: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Funds, that file electronically with the SEC. Reports, proxy statements and other information concerning the Funds can also be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

Year 2000 Issues

      Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by FAM or other Fund service providers do not properly address this problem before January 1, 2000. FAM expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told FAM that they also expect to resolve the Year 2000 Problem, and FAM will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Funds invest, and this could hurt the Funds' investment returns.

                                    CUSTODIAN

      The Bank of New York acts as the custodian for cash and securities of Florida Insured and Florida Insured II. The principal business address of The Bank of New York in such capacity is 90 Washington Street, New York, New York 10286. State Street Bank and Trust Company acts as the custodian for cash and securities of Florida Insured III and Florida Insured IV. The principal business address of State Street Bank and Trust Company in such capacity is One Heritage Drive, P2N, North Quincy, Massachusetts 02171. It is anticipated that the Bank of New York will act as the custodian for the combined Fund after the Reorganization.

             TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

      The Bank of New York serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Shares of Florida Insured and Florida Insured II, pursuant to separate registrar, transfer agency and service agreements with each of those Funds. The principal business address of The Bank of New York in such capacity is 101 Barclay Street, New York, New York 10286.

      State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Shares of Florida Insured III and Florida Insured IV, pursuant to a registrar, transfer agency and service agreement with each of those Funds. The principal business address of State Street Bank and Trust Company in such capacity is 225 Franklin Street, Boston, Massachusetts 02110.

      The Bank of New York serves as the transfer agent, registrar and auction agent to Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV, in connection with their respective AMPS, pursuant to separate registrar, transfer agency and service agreements with each of the Funds. The principal business address of The Bank of New York is 101 Barclay Street, New York, New York 10286.

                                LEGAL PROCEEDINGS

      There are no material legal proceedings to which any Fund is a party.

                                 LEGAL OPINIONS


      Certain legal matters in connection with the Reorganization will be passed upon for the Funds by Brown & Wood LLP, New York, New York. Brown & Wood LLP will rely as to matters of Massachusetts law on the opinion of Bingham Dana LLP, Boston Massachusetts. Certain information under "Taxes" relating to matters of Florida law will be passed upon for the Funds and the Underwriter by Holland & Knight LLP, Tampa, Florida.

                                     EXPERTS

      The financial statements for the fiscal year ended August 31, 1999 and the financial highlights for the year then ended and for the period September 26, 1997 to August 31, 1998 for Florida Insured and the financial statements for the fiscal year ended June 30, 1999 and the financial highlights for the year then ended and for the period February 25, 1998 to June 30, 1998 for Florida Insured II included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP ("D&T"), independent auditors for each of these Funds, given on their authority as experts in auditing and accounting. The principal business address of D&T is 117 Campus Drive, Princeton, New Jersey 08540. D&T will serve as the independent auditors for the combined fund after the Reorganization.



                             SHAREHOLDER PROPOSALS

      If a shareholder of any of the Funds intends to present a proposal at the 2000 Annual Meeting of Shareholders of any of the Funds, all of which are anticipated to be held in December 2000, and desires to have the proposal included in the Fund's proxy statement and form of proxy for that meeting, the shareholder must deliver the proposal to the offices of the appropriate Fund by July 14, 2000.


                              By Order of the Boards of Trustees


                              WILLIAM E. ZITELLI, JR.
                              Secretary of MuniHoldings Florida Insured
                                Fund, MuniHoldings Florida Insured Fund II and MuniHoldings Florida Insured Fund IV


                              ALICE A. PELLEGRINO
                              Secretary of MuniHoldings Florida Insured Fund III

                         INDEX TO FINANCIAL STATEMENTS

                                                                            Page
                                                                            ----

Audited Financial Statements for MuniHoldings Florida Insured Fund for the
  Fiscal Year Ended August 31, 1999 ......................................   F-2

Audited Financial Statements for MuniHoldings Florida Insured Fund II
  for the Fiscal Year Ended June 30, 1999 ................................  F-14


Unaudited Financial Statements for MuniHoldings Florida Insured Fund III
  for the Period October 1, 1998 to March 31, 1999 .......................  F-27

Unaudited Financial Statements for MuniHoldings Florida Insured Fund IV
  for the Period January 29, 1999 to March 31, 1999 ......................  F-39

Unaudited Financial Statements for Pro Forma Florida Insured,
  as of August 31, 1999 ..................................................  F-49

                        Audited Financial Statements for
                        MuniHoldings Florida Insured Fund
                    for the Fiscal Year Ended August 31, 1999

                            MuniHoldings Florida Insured Fund, August 31, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
MuniHoldings Florida Insured Fund:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of MuniHoldings Florida Insured Fund as of August 31, 1999, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period September 26, 1997 (commencement of operations) to August 31, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of MuniHoldings Florida Insured Fund as of August 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
October 7, 1999

                              MuniHoldings Florida Insured Fund, August 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                           S&P       Moody's          Face                                                                   Value
STATE                    Ratings     Ratings         Amount    Issue                                                       (Note 1a)
====================================================================================================================================
Colorado--0.6%             A1+         VMIG1+       $ 1,400    Moffat County, Colorado, PCR, Refunding
                                                               (Pacificorp Projects), VRDN, 2.75%
                                                               due 5/01/2013 (a)(c)                                         $  1,400
====================================================================================================================================
Florida--83.6%             AAA         Aaa            1,500    Brevard County, Florida, School Board COP, Series
                                                               B, 5.50% due 7/01/2021 (c)                                      1,475
                           ---------------------------------------------------------------------------------------------------------
                                                               Broward County, Florida, HFA, M/F Housing Revenue Bonds
                                                               (Heron Pointe Apartments Project), AMT, Series A (d):
                           AAA         Aaa              800       5.65% due 11/01/2022                                           785
                           AAA         Aaa            1,250       5.70% due 11/01/2029                                         1,227
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,650    Broward County, Florida, Professional Sports Facilities
                                                               Tax Revenue Bonds (Civic Arena Project), Series A, 5.625%
                                                               due 9/01/2028 (b)                                               1,649
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            2,500    Cocoa, Florida, Water and Sewer Revenue Improvement
                                                               Bonds, 5.75% due 10/01/2007 (f)(i)                              2,687
                           ---------------------------------------------------------------------------------------------------------
                           NR*         NR*            4,440    Collier County, Florida, IDA, IDR, Refunding
                                                               (Southern States Utilities), AMT, 6.50% due 10/01/2025          4,514
                           ---------------------------------------------------------------------------------------------------------
                                                               Dade County, Florida, Aviation Revenue Bonds
                                                               (Miami International Airport) (d):
                           AAA         Aaa            2,000       AMT, Series B, 5.125% due 10/01/2022                         1,836
                           AAA         Aaa            6,000       Series C, 5.125% due 10/01/2027                              5,551
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            6,500    Dade County, Florida, Aviation Revenue Bonds,
                                                               Series B, 5.60% due 10/01/2026 (b)                              6,473
                           ---------------------------------------------------------------------------------------------------------
                                                               Dade County, Florida, HFA, M/F Mortgage Revenue Bonds
                                                               (Golden Lakes Apartments Project), AMT, Series A:
                           NR*         NR*            1,335       5.95% due 11/01/2027                                         1,342
                           NR*         NR*            1,445       6.05% due 11/01/2039                                         1,463
                           ---------------------------------------------------------------------------------------------------------
                                                               Dade County, Florida, HFA, M/F Mortgage Revenue Bonds
                                                               (Siesta Pointe Apartments), AMT, Series A (d):
                           AAA         Aaa            1,225       5.65% due 9/01/2017                                          1,230
                           AAA         Aaa            1,700       5.70% due 9/01/2022                                          1,679
                           AAA         Aaa            1,890       5.75% due 9/01/2029                                          1,856
                           ---------------------------------------------------------------------------------------------------------
                                                               Dade County, Florida, Water and Sewer System Revenue
                                                               Bonds (i):
                           AAA         Aaa            1,885       5.375% due 10/01/2016                                        1,867
                           AAA         Aaa           10,125       5.25% due 10/01/2026                                         9,580
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            2,300    Duval County, Florida, HFA, S/F Mortgage Revenue
                                                               Refunding Bonds, AMT, 5.30% due 4/01/2031 (e)(h)(j)             2,088
                           ---------------------------------------------------------------------------------------------------------
                                                               Escambia County, Florida, HFA, S/F Mortgage Revenue
                                                               Refunding Bonds (Multi-County Program), AMT (e)(h):
                           NR*         Aaa            2,780       5.20% due 4/01/2032 (b)                                      2,475
                           NR*         Aaa            4,000       Series A, 5.35% due 4/01/2031                                3,639
                           NR*         Aaa            2,360       Series C, 5.80% due 10/01/2019                               2,332
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            4,000    Escambia County, Florida, Utilities Authority,
                                                               Utility System Revenue Bonds, 5.25% due 1/01/2024 (i)           3,795
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,675    Florida HFA, Revenue Bonds (Mar Lago Village Apartments
                                                               Project), AMT, Series F, 5.90% due 12/01/2027 (c)               1,677
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa           10,930    Florida HFA, Revenue Refunding Bonds, RITR, AMT, Series
                                                               12, 8.07% due 7/01/2029 (b)(g)                                 11,122
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            2,610    Florida Housing Finance Corporation, Homeowner Mortgage
                                                               Revenue Refunding Bonds, Series 1, 5.10% due 7/01/2013 (b)      2,468
                           ---------------------------------------------------------------------------------------------------------


                                      F-4




                           NR*         Aaa            3,500    Florida Housing Finance Corporation, Housing Revenue
                                                               Bonds (Hampton Court Apartments), AMT, Series D-1, 5.55%
                                                               due 9/01/2025 (h)                                               3,406
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            1,000    Florida State Governmental Utility Authority, Utility
                                                               Revenue Bonds (Golden Gate Utility System), 5% due
                                                               7/01/2029 (c)                                                     900
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,900    Florida State Mid-Bay Bridge Authority Revenue Bonds,
                                                               Series A, 5.45%** due 10/01/2023 (c)                              467
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,500    Fort Myers, Florida, Improvement Revenue Refunding Bonds,
                                                               Series A, 5% due 12/01/2022 (c)                                 1,373
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            6,200    Hillsborough County, Florida, Aviation Authority, Revenue
                                                               Refunding Bonds (Tampa International Airport), Series B,
                                                               5.125% due 10/01/2017 (c)                                       5,895
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,000    Hillsborough County, Florida, Port District Special
                                                               Revenue Refunding Bonds (Tampa Port Authority), AMT, 6%
                                                               due 6/01/2020 (d)                                               3,042
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa           11,015    Hillsborough County, Florida, School Board, COP, RITR,
                                                               Series 31, 7.07% due 7/01/2021 (b)(g)                          10,285
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            2,500    Hillsborough County, Florida, School Board, COP, Revenue
                                                               Refunding Bonds (Master Lease Program), Series A, 5% due
                                                               7/01/2023 (b)                                                   2,276
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            2,415    Homestead, Florida, Water and Wastewater Revenue
                                                               Refunding Bonds, 5.25% due 10/01/2027 (c)                       2,283
                           ---------------------------------------------------------------------------------------------------------
                           AAA         NR*            5,000    Jacksonville, Florida, Health Facilities Authority,
                                                               Hospital Revenue Bonds (Charity Obligation Group), Series
                                                               C, 5.375% due 8/15/2029 (b)                                     4,788
                           ---------------------------------------------------------------------------------------------------------
                           NR*         VMIG1+           200    Jacksonville, Florida, Health Facilities Authority,
                                                               Hospital Revenue Refunding Bonds (Genesis Rehabilitation
                                                               Hospital), VRDN, 3.20% due 5/01/2021 (a)                          200
                           ---------------------------------------------------------------------------------------------------------
                           AA-         A1             2,000    Lakeland, Florida, Electric and Water Revenue Bonds, 5.50%
                                                               due 10/01/2006 (f)                                              2,128
                           ---------------------------------------------------------------------------------------------------------
                                                               Lakeland, Florida, Electric and Water Revenue Refunding
                                                               Bonds, Series A (b):
                           AAA         Aaa            3,000       5% due 10/01/2018                                            2,807
                           AAA         Aaa            4,650       5% due 10/01/2028                                            4,190
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            2,500    Lee County, Florida, Water and Sewer Revenue Bonds, Series
                                                               A, 5% due 10/01/2029 (c)                                        2,249
                           ---------------------------------------------------------------------------------------------------------
                                                               Leon County, Florida, School Board COP, Master Lease
                                                               Program (b):
                           AAA         Aaa            2,460       5.125% due 7/01/2017                                         2,353
                           AAA         Aaa            1,000       5.125% due 7/01/2022                                           931
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,000    Manatee County, Florida, School Board COP, 6.125% due
                                                               7/01/2006 (b)(f)                                                1,101
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,665    Martin County, Florida, Health Facilities Authority,
                                                               Hospital Revenue Bonds (Martin Memorial Medical Center
                                                               Project), Series A, 5.375% due 11/15/2024 (b)                   3,521
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,000    Miami-Dade County, Florida, Professional Sports
                                                               Franchise Facility Revenue Refunding Bonds, 5% due
                                                               10/01/2023 (b)                                                  2,734
                           ---------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT   Alternative Minimum Tax (subject to)
COP   Certificates of Participation
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
RITR  Residual Interest Trust Receipts
S/F   Single-Family
VRDN  Variable Rate Demand Notes

                              MuniHoldings Florida Insured Fund, August 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                           S&P       Moody's          Face                                                                   Value
STATE                    Ratings     Ratings         Amount    Issue                                                       (Note 1a)
====================================================================================================================================
Florida                    NR*         Aaa          $ 4,000    Miami-Dade County, Florida, Public Service Tax Revenue
(concluded)                                                    Bonds (UMSA Public Improvements), 5% due 10/01/2023 (d)      $  3,645
                           ---------------------------------------------------------------------------------------------------------
                                                               Miami-Dade County, Florida, School Board, COP, Refunding:
                           AAA         Aaa            1,000       Series A, 5% due 8/01/2026 (c)                                 903
                           AAA         Aaa            2,000       Series C, 5% due 8/01/2025 (d)                               1,809
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,940    Miami-Dade County, Florida, Water and Sewer Revenue
                                                               Bonds, Series A, 5% due 10/01/2029 (i)                          3,545
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            5,750    Mirimar, Florida, Wastewater Improvement Assessment
                                                               Revenue Refunding Bonds, 5% due 10/01/2025 (b)                  5,207
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            4,000    North Broward, Florida, Hospital District Improvement
                                                               Revenue Refunding Bonds, 5.375% due 1/15/2024 (b)               3,845
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,340    Okaloosa County, Florida, Gas District Revenue Refunding
                                                               Bonds, Gas Systems, Series A, 5.625% due 10/01/2023 (b)         3,341
                           ---------------------------------------------------------------------------------------------------------
                           AAA         NR*            1,000    Orange County, Florida, HFA, M/F Revenue Bonds (Metro
                                                               Place Apartments), AMT, Series A, 5.35% due 10/01/2023 (h)        951
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,000    Orange County, Florida, Health Facilities Authority,
                                                               Mortgage Revenue Bonds (South Central Nursing), Series A,
                                                               5.40% due 7/01/2019 (d)                                           962
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa           10,000    Orange County, Florida, School Board, COP, Refunding
                                                               Bonds, Series A, 5.375% due 8/01/2022 (b)                       9,698
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            5,000    Orange County, Florida, Tourist Development Tax Revenue
                                                               Refunding Bonds, 5.125% due 10/01/2021 (b)                      4,670
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            5,000    Orlando and Orange County Expressway Authority, Florida,
                                                               Expressway Revenue Refunding Bonds, Junior Lien, 5% due
                                                               7/01/2028 (i)                                                   4,520
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            3,500    Osceola County, Florida, Sales Tax Revenue Bonds, 5%
                                                               due 4/01/2019 (d)                                               3,256
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            1,600    Pinellas County, Florida, HFA, S/F Housing Revenue Bonds
                                                               (Multi-County Program), AMT, Series A-1, 5.30% due
                                                               9/01/2030 (e)(h)                                                1,454
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            7,095    Saint John's County, Florida, IDA, IDR (Golf Hall of Fame
                                                               Project), 5.875% due 9/01/2023 (b)                              7,201
                           ---------------------------------------------------------------------------------------------------------
                           A1+         VMIG1+         1,000    Saint Lucie County, Florida, PCR, Refunding (Florida Power
                                                               and Light Company Project), VRDN, 3.20% due 3/01/2027 (a)       1,000
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,000    Saint Petersburg, Florida, Excise Tax Revenue Refunding
                                                               Bonds, 5.15% due 10/01/2013 (i)                                 2,953
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            5,000    Saint Petersburg, Florida, Public Utilities Revenue Bonds,
                                                               Series A, 5% due 10/01/2028 (d)                                 4,505
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,500    Sarasota County, Florida, Public Hospital Board, Revenue
                                                               Refunding Bonds (Sarasota Memorial Hospital), Series B,
                                                               5.25% due 7/01/2024 (b)                                         3,292
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            8,000    Sunrise, Florida, Utility Systems Revenue Refunding Bonds,
                                                               5% due 10/01/2028 (c)                                           7,219
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            7,250    Tampa-Hillsborough County, Florida, Expressway Authority
                                                               Revenue Refunding Bonds, 5% due 7/01/2027 (c)                   6,602
====================================================================================================================================
Illinois--1.8%             AAA         Aaa            5,000    Chicago, Illinois, Water Revenue Refunding Bonds, 5.25%
                                                               due 11/01/2027 (i)                                              4,601
====================================================================================================================================
Massachusetts--3.3%        AAA         Aaa            4,800    Massachusetts State Turnpike Authority, Metropolitan
                                                               Highway System, Revenue Refunding Bonds, Sub-Series B,
                                                               5.25% due 1/01/2029 (b)                                        4,442
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            4,500    Massachusetts State Water Resource Authority, Revenue
                                                               Refunding Bonds, Series D, 5% due 8/01/2024 (b)                 4,034
====================================================================================================================================


                                       F-6




New York--1.6%             A1+         VMIG1+         2,500    Long Island Power Authority, New York, Electric System
                                                               Revenue Bonds, VRDN, Sub-Series 7, 3.15% due
                                                               4/01/2025 (a)(b)                                                2,500
                           ---------------------------------------------------------------------------------------------------------
                           A1+         VMIG1+         1,600    New York State Thruway Authority, General Revenue Bonds,
                                                               VRDN, 3.10% due 1/01/2024 (a)(i)                                1,600
====================================================================================================================================
North Carolina--0.3%       A1+         NR*              700    Raleigh Durham, North Carolina, Airport Authority,
                                                               Special Facility Revenue Refunding Bonds (American
                                                               Airlines Inc.), VRDN, Series B, 3.20% due 11/01/2015 (a)          700
====================================================================================================================================
Texas--5.8%                A1+         NR*              200    Harris County, Texas, Health Facilities Development
                                                               Corporation, Hospital Revenue Refunding Bonds (Methodist
                                                               Hospital), VRDN, 3.20% due 12/01/2025 (a)                         200
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            9,600    Houston, Texas, Water and Sewer System, Revenue Refunding
                                                               Bonds, Junior Lien, Series A, 5.25% due 12/01/2025 (i)          8,965
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            4,000    Matagorda County, Texas, Navigation District Number 1,
                                                               Revenue Refunding Bonds (Reliant Energy Inc.), Series A,
                                                               5.25% due 6/01/2026 (c)                                         3,682
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            2,120    North Harris, Texas, Montgomery Community College
                                                               District, GO, 5.25% due 2/15/2025 (c)                           1,979
====================================================================================================================================
                           Total Investments (Cost--$255,113)--97.0%                                                         246,420
                           Other Assets Less Liabilities--3.0%                                                                 7,725
                                                                                                                            --------
                            Net Assets--100.0%                                                                              $254,145
                                                                                                                            ========
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.
(b)   MBIA Insured.
(c)   AMBAC Insured.
(d)   FSA Insured.
(e)   GNMA Collateralized.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.
(h)   FNMA Collateralized.
(i)   FGIC Insured.
(j)   FHA Insured.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
+     Highest short-term rating by Moody's Investors Service, Inc.
Ratings of issues shown have not been audited by Deloitte & Touche LLP.

      See Notes to Financial Statements.

================================================================================

Quality Profile

The quality ratings of securities in the Fund as of August 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                             Net Assets
--------------------------------------------------------------------------------
AAA/Aaa ..................................................               90.3%
AA/Aa ....................................................                0.8
NR (Not Rated) ...........................................                2.9
Other+ ...................................................                3.0
--------------------------------------------------------------------------------
+     Temporary investments in short-term municipal securities.

                              MuniHoldings Florida Insured Fund, August 31, 1999

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                  As of August 31, 1999
====================================================================================================================================
Assets:           Investments, at value (identified cost--$255,113,434) (Note 1a) .................                    $246,420,048
                  Cash ............................................................................                          92,922
                  Receivables:
                    Securities sold ...............................................................  $  4,516,611
                    Interest ......................................................................     4,260,754         8,777,365
                                                                                                     ------------
                  Prepaid expenses and other assets ...............................................                          12,045
                                                                                                                       ------------
                  Total assets ....................................................................                     255,302,380
                                                                                                                       ------------
====================================================================================================================================
Liabilities:      Payables:
                    Securities purchased ..........................................................       832,089
                    Investment adviser (Note 2) ...................................................       105,700
                    Dividends to shareholders (Note 1f) ...........................................        90,800
                    Offering costs (Note 1e) ......................................................        52,060         1,080,649
                                                                                                     ------------
                  Accrued expenses and other liabilities ..........................................                          77,023
                                                                                                                       ------------
                  Total liabilities ...............................................................                       1,157,672
                                                                                                                       ------------
====================================================================================================================================
Net Assets:       Net assets ......................................................................                    $254,144,708
                                                                                                                       ============
====================================================================================================================================
Capital:          Capital Shares (unlimited number of shares of beneficial interest authorized)
                  (Note 4):
                    Preferred Shares, par value $.10 per share (4,190 shares of AMPS*
                    issued and outstanding at $25,000 per share liquidation preference) ...........                    $104,750,000
                    Common Shares, par value $.10 per share (10,798,052 shares issued and outstanding) ...............................................................  $  1,079,805
                  Paid-in capital in excess of par ................................................   159,650,433
                  Undistributed investment income--net ............................................     1,283,310
                  Accumulated distribution in excess of realized capital gains on
                    investments--net (Note 1f) ....................................................    (3,925,454)
                  Unrealized depreciation on investments--net .....................................    (8,693,386)
                                                                                                     ------------
                  Total capital--Equivalent to $13.84 net asset value of Common Share
                    (market price--$12.75) ........................................................                     149,394,708
                                                                                                                       ------------
                  Total capital ...................................................................                    $254,144,708
                                                                                                                       ============
====================================================================================================================================

*     Auction Market Preferred Shares.

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                  For the Year Ended August 31, 1999
====================================================================================================================================
Investment        Interest and amortization of premium and discount earned ........................                    $ 14,307,432
Income
(Note 1d):
====================================================================================================================================
Expenses:         Investment advisory fees (Note 2) ...............................................  $  1,503,913
                  Commission fees (Note 4) ........................................................       265,667
                  Accounting services (Note 2) ....................................................        84,433
                  Professional fees ...............................................................        68,994
                  Transfer agent fees .............................................................        44,542
                  Listing fees ....................................................................        35,804
                  Printing and shareholder reports ................................................        22,277
                  Custodian fees ..................................................................        21,557
                  Trustees' fees and expenses .....................................................        18,438
                  Pricing fees ....................................................................        11,136
                  Other ...........................................................................        39,689
                                                                                                     ------------
                  Total expenses before reimbursement .............................................     2,116,450
                  Reimbursement of expenses (Note 2) ..............................................      (128,456)
                                                                                                     ------------
                  Total expenses after reimbursement ..............................................                       1,987,994
                                                                                                                       ------------
                  Investment income--net ..........................................................                      12,319,438
                                                                                                                       ------------
====================================================================================================================================
Realized &        Realized loss on investments--net ...............................................                      (1,856,838)
Unrealized Gain   Change in unrealized appreciation/depreciation on investments--net ..............                     (17,298,513)
(Loss) On                                                                                                              ------------
Investments--     Net Decrease in Net Assets Resulting from Operations ............................                    $ (6,835,913)
Net (Notes 1b,                                                                                                         ============
1d & 3):
====================================================================================================================================

      See Notes to Financial Statements.

                              MuniHoldings Florida Insured Fund, August 31, 1999

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the     For the Period
                                                                                                Year Ended    Sept. 26, 1997+
                  Increase (Decrease) in Net Assets:                                           Aug. 31, 1999  to Aug. 31, 1998
==============================================================================================================================
Operations:       Investment income--net ....................................................  $ 12,319,438      $ 11,552,061
                  Realized gain (loss) on investments--net ..................................    (1,856,838)        2,950,478
                  Change in unrealized appreciation/depreciation on investments--net ........   (17,298,513)        8,605,127
                                                                                               ------------      ------------
                  Net increase (decrease) in net assets resulting from operations ...........    (6,835,913)       23,107,666
                                                                                               ------------      ------------
==============================================================================================================================
Dividends &       Investment income--net:
Distributions to    Common Shares ...........................................................    (9,261,991)       (7,624,987)
Shareholders        Preferred Shares ........................................................    (2,522,551)       (3,178,660)
(Note 1f):        Realized gain on investments--net:
                    Common Shares ...........................................................      (795,035)               --
                    Preferred Shares ........................................................      (298,605)               --
                  In excess of realized gain on investments--net:
                    Common Shares ...........................................................    (2,853,657)               --
                    Preferred Shares ........................................................    (1,071,797)               --
                                                                                               ------------      ------------
                  Net decrease in net assets resulting from dividends and distributions
                    to shareholders .........................................................   (16,803,636)      (10,803,647)
                                                                                               ------------      ------------
==============================================================================================================================
Beneficial        Net proceeds from issuance of Common Shares ...............................            --       161,250,000
Interest          Proceeds from issuance of Preferred Shares ................................            --       104,750,000
Transactions      Value of shares issued to Common Shareholders in reinvestment of
(Notes 1e & 4):     dividends and distributions .............................................       518,200           127,870
                  Offering costs resulting from the issuance of Common Shares ...............            --          (340,658)
                  Offering and underwriting costs resulting from the issuance of
                    Preferred Shares ........................................................            --          (925,179)
                                                                                               ------------      ------------
                  Net increase in net assets derived from beneficial interest transactions ..       518,200       264,862,033
                                                                                               ------------      ------------
==============================================================================================================================
Net Assets:       Total increase (decrease) in net assets ...................................   (23,121,349)      277,166,052
                  Beginning of period .......................................................   277,266,057           100,005
                                                                                               ------------      ------------
                  End of period* ............................................................  $254,144,708      $277,266,057
                                                                                               ============      ============
==============================================================================================================================
                * Undistributed investment income--net ......................................  $  1,283,310      $    748,414
                                                                                               ============      ============
==============================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                  The following per share data and ratios have been derived
                  from information provided in the financial statements.                        For the       For the Period
                                                                                               Year Ended     Sept. 26, 1997+
                  Increase (Decrease) in Net Asset Value:                                     Aug. 31, 1999   to Aug. 31, 1998
==============================================================================================================================
Per Share         Net asset value, beginning of period ......................................  $      16.03       $      15.00
Operating                                                                                      ------------       ------------
Performance:      Investment income--net ....................................................          1.14              1.08
                  Realized and unrealized gain (loss) on investments--net ...................         (1.77)             1.08
                                                                                               ------------       ------------
                  Total from investment operations ..........................................          (.63)             2.16
                                                                                               ------------       ------------
                  Less dividends and distributions to Common Shareholders:

                                      F-10



                    Investment income--net ..................................................          (.86)              (.71)
                    Realized gain on investments--net .......................................          (.07)                --
                    In excess of realized gain on investments--net ..........................          (.27)                --
                                                                                               ------------       ------------
                  Total dividends and distributions to Common Shareholders ..................         (1.20)              (.71)
                                                                                               ------------       ------------
                  Capital charge resulting from issuance of Common Shares                                --               (.03)
                                                                                               ------------       ------------
                  Effect of Preferred Share activity:++
                    Dividends and distributions to Preferred Shareholders:
                      Investment income--net ................................................          (.23)              (.30)
                      Realized gain on investments--net .....................................          (.03)                --
                      In excess of realized gain on investments--net ........................          (.10)                --
                    Capital charge resulting from issuance of Preferred Shares ..............            --               (.09)
                  Total effect of Preferred Share activity ..................................          (.36)              (.39)
                                                                                               ------------       ------------
                  Net asset value, end of period ............................................  $      13.84       $      16.03
                                                                                               ============       ============
                  Market price per share, end of period .....................................  $      12.75       $   14.8125
                                                                                               ============       ============
==============================================================================================================================
Total Investment  Based on market price per share ...........................................         (6.80%)             3.47%++++
Return:**                                                                                      ============       ============
                  Based on net asset value per share ........................................         (6.51%)            11.97%++++
                                                                                               ============       ============
==============================================================================================================================
Ratios Based      Expenses, net of reimbursement*** .........................................          1.18%               .87%*
on Average                                                                                     ============       ============
Net Assets        Total expenses*** .........................................................          1.26%              1.20%*
Of Common                                                                                      ============       ============
Shares:           Total investment income--net*** ...........................................          7.34%              7.51%*
                                                                                               ============       ============
                  Amount of dividends to Preferred Shareholders .............................          1.50%              2.07%*
                                                                                               ============       ============
                  Investment income--net, to Common Shareholders ............................          5.84%              5.44%*
                                                                                               ============       ============
==============================================================================================================================
Ratios Based on   Total expenses, net of reimbursement ......................................           .73%               .54%*
Average Net                                                                                    ============       ============
Assets:+++***     Total expenses ............................................................           .77%               .75%*
                                                                                               ============       ============
                  Total investment income--net ..............................................          4.51%              4.70%*
                                                                                               ============       ============
==============================================================================================================================
Ratios Based on   Dividends to Preferred Shareholders .......................................          2.39%              3.47%*
Average Net                                                                                    ============       ============
Assets Of
Preferred
Shares:
==============================================================================================================================
Supplemental      Net assets, net of Preferred Shares, end of period (in thousands) .........  $    149,395       $    172,516
Data:                                                                                          ============       ============
                  Preferred Shares outstanding, end of period (in thousands) ................  $    104,750       $    104,750
                                                                                               ============       ============
                     Portfolio turnover .....................................................        120.70%            101.89%
                                                                                               ============       ============
==============================================================================================================================
Leverage:         Asset coverage per $1,000 .................................................  $      2,426       $      2,647
                                                                                               ============       ============
==============================================================================================================================
Dividends Per     Series A--Investment income--net ..........................................  $        606       $        753
Share on                                                                                       ============       ============
Preferred         Series B--Investment income--net ..........................................  $        598       $        764
Shares                                                                                         ============       ============
Outstanding:
==============================================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations.
++    The Fund's Preferred Shares were issued on October 16, 1997.
+++   Includes Common and Preferred Shares average net assets.
++++  Aggregate total investment return.

      See Notes to Financial Statements.

                              MuniHoldings Florida Insured Fund, August 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings Florida Insured Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversi-fied, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund will determine and make available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MFL. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Offering expenses--Direct expenses relating to the public offering of the Fund's Common and Preferred Shares were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares. For the year ended August 31, 1999, FAM earned fees of $1,503,913, of which $128,456 was voluntarily waived.

During the period September 26, 1997 to August 31, 1998, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $785,625 in connection with the issuance of the Fund's Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999 were $318,153,717 and $327,516,355, respectively.

Net realized gains (losses) for the year ended August 31, 1999 and net unrealized losses as of August 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized          Unrealized
                                                Gains (Losses)         Losses
--------------------------------------------------------------------------------

Long-term investments ......................     $(2,812,221)       $(8,693,386)
Financial futures contracts ................         955,383                 --
                                                 -----------        -----------
Total ......................................     $(1,856,838)       $(8,693,386)
                                                 ===========        ===========
--------------------------------------------------------------------------------

As of August 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $8,981,200, of which $518,771 related to appreciated securities and $9,499,971 related to depreciated securities. The aggregate cost of investments at August 31, 1999 for Federal income tax purposes was $255,401,248.

4. Beneficial Interest Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of capital without approval of holders of Common Shares.

Common Shares

Shares issued and outstanding for the year ended August 31, 1999, increased by 33,181 as a result of dividend reinvestment. Shares issued and outstanding for the period September 26, 1997 to August 31, 1998, increased by 10,750,000 from shares sold and by 8,204 as a result of dividend reinvestment.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are shares of Preferred Shares of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at August 31, 1999 were as follows: Series A, 3.26% and Series B, 3.20%.

Shares issued and outstanding during the year ended August 31, 1999 remained constant and for the period ended September 26,1997 to August 31, 1998 increased by 4,190 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from .25% to .375%, calculated on the proceeds of each auction. For the year ended August 31, 1999, MLPF&S, earned $188,808 as commissions.

5. Reorganization Plan:

On September 9, 1999, the Fund's Board of Trustees approved a plan of reorganization whereby the Fund would acquire substantially all of the assets and liabilities of MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV in exchange for newly issued shares of the Fund. The plan of reorganization is subject to shareholder approval. MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV are registered, non-diversified, closed-end management investment companies. All four entities have a similar investment objective and are managed by FAM.

6. Subsequent Event:

On September 8, 1999, the Fund's Board of Trustees declared an ordinary income dividend to Common Shareholders in the amount of $.068882 per share, payable on September 29, 1999 to shareholders of record as of September 22, 1999.

                        Audited Financial Statements for
                      MuniHoldings Florida Insured Fund II
                     for the Fiscal Year Ended June 30, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
MuniHoldings Florida Insured Fund II:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of MuniHoldings Florida Insured Fund II as of June 30, 1999, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period from February 25, 1998 (commencement of operations) to June 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of MuniHoldings Florida Insured Fund II as of June 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
August 6, 1999

                             MuniHoldings Florida Insured Fund II, June 30, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                           S&P       Moody's          Face                                                                   Value
STATE                    Ratings     Ratings         Amount    Issue                                                       (Note 1a)
====================================================================================================================================
Florida -- 87.3%           NR*         Aaa          $ 7,000    Broward County, Florida, Housing Finance Authority, S/F
                                                               Mortgage Revenue Refunding Bonds, AMT, Series B, 5.40%
                                                               due 4/01/2029 (b)(c)                                         $  6,798
                           ---------------------------------------------------------------------------------------------------------
                           AAA         NR*            7,500    Charlotte County, Florida, Utility Revenue Refunding
                                                               Bonds, 5% due 10/01/2023 (d)                                    7,096
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            5,500    Dade County, Florida, Water and Sewer System Revenue
                                                               Bonds, 5.25% due 10/01/2026 (d)                                 5,367
                           ---------------------------------------------------------------------------------------------------------
                                                               Escambia County, Florida, HFA, S/F Mortgage Revenue
                                                               Refunding Bonds (Multi-County Program), AMT, Series A
                                                               (b)(c):
                           NR*         Aaa            3,405      5.30% due 10/01/2019                                          3,302
                           NR*         Aaa            4,400      5.35% due 4/01/2031                                           4,237
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            4,500    Florida HFA (Barrington Place), AMT, Series K-1, 5.45%
                                                               due 12/01/2037 (a)                                              4,429
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            6,530    Florida HFA, Revenue Refunding Bonds, RITR, AMT, Series
                                                               12, 7.57% due 7/01/2029 (e)(f)                                  6,968
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,945    Florida Housing Finance Corporation, Revenue Refunding
                                                               Bonds (Homeowner Mortgage), AMT, Series 2, 5.35% due
                                                               1/01/2021 (e)                                                   1,904
                           ---------------------------------------------------------------------------------------------------------
                                                               Florida Housing Finance Corporation, Revenue Refunding
                                                               Bonds (Homeowner Mortgage), Series 1 (e):
                           AAA         Aaa            2,240      5.15% due 1/01/2014                                           2,191
                           AAA         Aaa            1,930      5.15% due 7/01/2014                                           1,882
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            5,500    Florida Ports Financing Commission Revenue Bonds (State
                                                               Transportation Trust Fund), AMT, 5.375% due 6/01/2027 (e)       5,387
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            1,700    Florida State Governmental Utility Authority, Utility
                                                               Revenue Bonds (Barefoot Bay Utility System), 5% due
                                                               10/01/2029 (a)                                                  1,594
                           ---------------------------------------------------------------------------------------------------------
                                                               Florida State Turnpike Authority, Turnpike Revenue Bonds
                                                               (Department of Transportation), Series A (d):
                           AAA         Aaa            4,250      5% due 7/01/2021                                              4,036
                           AAA         Aaa           10,000      4.50% due 7/01/2027                                           8,669
                           ---------------------------------------------------------------------------------------------------------
                           A-          Baa1           3,400    Highlands County, Florida, Health Facilities Authority
                                                               Revenue Bonds (Adventist Health Systems), 5.25% due
                                                               11/15/2028                                                      3,093
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa           10,000    Hillsborough County, Florida, School Board, COP, RITR,
                                                               Series 31, 6.57% due 7/01/2021 (e)(f)                           9,885
                           ---------------------------------------------------------------------------------------------------------
                           AAA         NR*            5,000    Jacksonville, Florida, Health Facilities Authority,
                                                               Hospital Revenue Bonds (Charity Obligation Group), Series
                                                               C, 5.375% due 8/15/2029 (e)                                     4,901
                           ---------------------------------------------------------------------------------------------------------
                                                               Lakeland, Florida, Electric and Water Revenue Refunding
                                                               Bonds, Series A (e):
                           AAA         Aaa            2,500      5% due 10/01/2018                                             2,404
                           AAA         Aaa            2,500      5% due 10/01/2028                                             2,347
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa              970    Lee County, Florida, Housing Finance Authority, S/F
                                                               Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.30%
                                                               due 3/01/2029 (b)(c)(i)(j)                                      1,057
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            5,000    Miami-Dade County, Florida, Public Service Tax Revenue
                                                               Bonds (UMSA Public Improvements), 5% due 10/01/2023 (g)         4,731
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            6,320    Miami-Dade County, Florida, Water and Sewer Revenue
                                                               Bonds, Series A, 5% due 10/01/2029 (d)                          5,918
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            2,345    North Springs, Florida, Improvement District, Water
                                                               Management, GO, Refunding, 5% due 5/01/2019 (e)                 2,240
                           ---------------------------------------------------------------------------------------------------------
                           AAA         NR*            4,015    Orange County, Florida, HFA, M/F Revenue Bonds (Metro
                                                               Place Apartments), AMT, Series A, 5.375%
                                                               due 10/01/2030 (b)                                              3,970
                           ---------------------------------------------------------------------------------------------------------

                           S&P       Moody's          Face                                                                   Value
STATE                    Ratings     Ratings         Amount    Issue                                                       (Note 1a)
====================================================================================================================================
                           AAA         NR*            4,965    Orange County, Florida, HFA, S/F Mortgage Revenue Bonds,
                                                               AMT, Series B, 5.875% due 3/01/2028 (b)(c)                      5,087
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            7,650    Orange County, Florida, School Board, COP, Refunding
                                                               Bonds, Series A, 5.375% due 8/01/2022 (e)                       7,604
                           ---------------------------------------------------------------------------------------------------------
                                                               Orlando and Orange County Expressway Authority, Florida,
                                                               Expressway Revenue Refunding Bonds, Junior Lien (d):
                           AAA         Aaa            1,500      5% due 7/01/2021                                              1,423
                           AAA         Aaa            5,000      5% due 7/01/2028                                              4,709
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            6,000    Orlando, Florida, Greater Orlando Aviation Authority,
                                                               Airport Facilities Revenue Bonds, AMT, Series A, 5.125%
                                                               due 10/01/2028 (d)                                              5,691
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            5,000    Osceola County, Florida, Sales Tax Revenue Bonds, 5% due
                                                               4/01/2019 (g)                                                   4,788
                           ---------------------------------------------------------------------------------------------------------
                           AAA         NR*            3,000    Peace River/Manasota, Florida, Regional Water Supply
                                                               Authority, Revenue Refunding Bonds (Peace River Option
                                                               Project), Series A, 5.20% due 10/01/2018 (e)                    2,938
                           ---------------------------------------------------------------------------------------------------------
                           A1+         VMIG1+           900    Pinellas County, Florida, Health Facilities Authority,
                                                               Revenue Refunding Bonds (Pooled Hospital Loan Program),
                                                               DATES, 4% due 12/01/2015 (a)(h)                                   900
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            3,750    Saint John's County, Florida, Sales Tax Revenue Refunding
                                                               Bonds, 5% due 10/01/2019 (d)                                    3,588
                           ---------------------------------------------------------------------------------------------------------
                           NR*         Aaa            5,000    Saint Petersburg, Florida, Public Utilities Revenue
                                                               Bonds, Series A, 5% due 10/01/2028 (g)                          4,693
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            5,000    Sarasota County, Florida, Public Hospital Board, Revenue
                                                               Refunding Bonds (Sarasota Memorial Hospital), Series B,
                                                               5.25% due 7/01/2024 (e)                                         4,898
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            8,430    Seminole County, Florida, School Board, COP, Series A, 5%
                                                               due 7/01/2023 (e)                                               7,979
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa           10,000    Sunrise Lakes, Florida, Phase 4 Recreation District,
                                                               Refunding Bonds, GO, 5.25% due 8/01/2024 (a)                    9,768
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa           14,350    Tampa, Florida, Sports Authority Revenue Bonds
                                                               (Local Option Sales Tax -- Stadium Project),
                                                               5.25% due 1/01/2027 (e)                                        14,003
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            1,720    Tampa, Florida, Water and Sewer Revenue Refunding Bonds,
                                                               5.125% due 10/01/2017 (d)                                       1,685
====================================================================================================================================
Illinois -- 4.2%           AAA         Aaa            9,200    Metropolitan Pier and Exposition Authority, Illinois,
                                                               Dedicated State Tax Revenue Refunding Bonds (McCormick
                                                               Place Expansion Project), Series A, 5.25% due 6/15/2027 (a)     8,810
====================================================================================================================================
Massachusetts -- 3.1%      AAA         Aaa            6,750    Massachusetts State Turnpike Authority, Metropolitan
                                                               Highway System Revenue Refunding Bonds, Sub-Series B,
                                                               5.25% due 1/01/2029 (e)                                         6,467
====================================================================================================================================
Pennsylvania -- 0.9%       NR*         Aaa            2,050    Beaver County, Pennsylvania, GO, Refunding, 5.30% due
                                                               10/01/2026 (e)                                                  1,989
====================================================================================================================================

Portfolio Abbreviations

To simplify the listings of MuniHoldings Florida Insured Fund II's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DATES    Daily Adjustable Tax-Exempt Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
M/F      Multi-Family
RITR     Residual Interest Trust Receipts
S/F      Single-Family
VRDN     Variable Rate Demand Notes

                             MuniHoldings Florida Insured Fund II, June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                           S&P       Moody's          Face                                                                   Value
STATE                    Ratings     Ratings         Amount    Issue                                                       (Note 1a)
====================================================================================================================================
Texas -- 5.2%              A1+         NR*          $   800    Harris County, Texas, Health Facilities Development
                                                               Corporation, Hospital Revenue Refunding Bonds (Methodist
                                                               Hospital), VRDN, 4% due 12/01/2025 (h)                       $   800
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            6,000    Houston, Texas, Water and Sewer System Revenue Refunding
                                                               Bonds, Junior Lien, Series A, 5.25% due 12/01/2025 (d)         5,768
                           ---------------------------------------------------------------------------------------------------------
                           AAA         Aaa            4,500    Matagorda County, Texas, Navigation District Number 1
                                                               Revenue Refunding Bonds (Reliant Energy Inc.), Series A,
                                                               5.25% due 6/01/2026 (a)                                        4,312
====================================================================================================================================
Puerto Rico -- 0.9%        AAA         Aaa            2,000    Puerto Rico Commonwealth, GO, Refunding, 5.25% due
                                                               7/01/2018 (e)                                                  2,000
====================================================================================================================================
                           Total Investments (Cost -- $220,579) -- 101.6%                                                   214,306
                           Variation Margin on Financial Futures Contracts** -- (0.1%)                                         (245)
                           Liabilities in Excess of Other Assets -- (1.5%)                                                   (3,085)
                                                                                                                           --------
                           Net Assets -- 100.0%                                                                            $210,976
                                                                                                                           ========
====================================================================================================================================

(a)   AMBAC Insured.
(b)   FNMA Collateralized.
(c)   GNMA Collateralized.
(d)   FGIC Insured.
(e)   MBIA Insured.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
(g)   FSA Insured.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
(i)   FHLMC Collateralized.
(j) Security held as collateral in connection with open financial futures contracts.

      See Notes to Financial Statements.

*     Not rated.
**    Financial futures contracts sold as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                  (in Thousands)
--------------------------------------------------------------------------------
Number of                                        Expiration           Value
Contracts          Issue                            Date         (Notes 1a & 1b)
--------------------------------------------------------------------------------
   280          US Treasury                    September 1999            $32,454
                   Bonds
--------------------------------------------------------------------------------
(Total Contract Price -- $31,954)                                        $32,454
                                                                         =======
--------------------------------------------------------------------------------
+     Highest short-term rating by Moody's Investors Service, Inc.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

Quality Profile

The quality ratings of securities in the Fund as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                             Net Assets
--------------------------------------------------------------------------------
AAA/Aaa ...........................................................     99.3%
A/A ...............................................................      1.5
Other+ ............................................................      0.8
--------------------------------------------------------------------------------

+     Temporary investments in short-term municipal securities.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                  As of June 30, 1999
====================================================================================================================================
Assets:           Investments, at value (identified cost -- $220,578,523) (Note 1a)...............                     $214,305,974
                  Cash............................................................................                          104,628
                  Receivables:
                    Interest......................................................................    $ 3,861,262
                    Securities sold...............................................................      3,118,367         6,979,629
                                                                                                     ------------
                  Deferred organization expenses (Note 1e)........................................                           12,429
                  Prepaid expenses and other assets...............................................                           12,590
                                                                                                                       ------------
                  Total assets....................................................................                      221,415,250
                                                                                                                       ------------
====================================================================================================================================
Liabilities:      Payables:
                    Securities purchased..........................................................      9,779,913
                    Variation margin (Note 1b)....................................................        245,000
                    Dividends to shareholders (Note 1f)...........................................        148,613
                    Investment adviser (Note 2)...................................................         89,752
                    Offering costs (Note 1e)......................................................         55,000        10,318,278
                                                                                                     ------------
                  Accrued expenses and other liabilities..........................................                          121,092
                                                                                                                       ------------
                  Total liabilities...............................................................                       10,439,370
                                                                                                                       ------------
====================================================================================================================================
Net Assets:       Net assets......................................................................                     $210,975,880
====================================================================================================================================
Capital:          Capital Shares (unlimited number of shares of beneficial interest authorized)
                    (Note 4):
                    Preferred Shares, par value $.10 per share (3,440 shares of AMPS* issued and
                      outstanding at $25,000 per share liquidation preference) ...................                     $ 86,000,000
                    Common Shares, par value $.10 per share (8,840,687 shares issued and
                      outstanding)................................................................   $    884,069
                  Paid-in capital in excess of par................................................    130,634,369
                  Undistributed investment income -- net..........................................        705,318
                  Accumulated realized capital losses on investments -- net.......................       (151,674)
                  Accumulated distributions in excess of realized capital gains on investments --
                    net (Note 1f).................................................................       (323,966)
                  Unrealized depreciation on investments -- net...................................     (6,772,236)
                                                                                                     ------------
                  Total -- Equivalent to $14.14 net asset value per Common Share
                    (market price -- $12.9375)....................................................                      124,975,880
                                                                                                                       ------------
                  Total capital...................................................................                     $210,975,880
                                                                                                                       ============
====================================================================================================================================

*     Auction Market Preferred Shares.

      See Notes to Financial Statements.

                             MuniHoldings Florida Insured Fund II, June 30, 1999

STATEMENT OF OPERATIONS

                  For the Year Ended June 30, 1999
====================================================================================================================================
Investment        Interest and amortization of premium and discount earned........................                     $ 11,420,060
Income
(Note 1d):
====================================================================================================================================
Expenses:         Investment advisory fees (Note 2)...............................................   $  1,212,392
                  Commission fees (Note 4)........................................................        198,083
                  Professional fees...............................................................         68,921
                  Accounting services (Note 2)....................................................         38,560
                  Transfer agent fees.............................................................         31,372
                  Printing and shareholder reports................................................         21,426
                  Trustees' fees and expenses.....................................................         20,064
                  Custodian fees..................................................................         19,371
                  Listing fees....................................................................         16,431
                  Pricing fees....................................................................          7,016
                  Amortization of organization expenses (Note 1e).................................          3,398
                  Other...........................................................................          7,440
                                                                                                     ------------
                  Total expenses before reimbursement.............................................      1,644,474
                  Reimbursement of expenses (Note 2)..............................................      (124,545)
                                                                                                     ------------
                  Total expenses after reimbursement..............................................                        1,519,929
                                                                                                                       ------------
                  Investment income -- net .......................................................                        9,900,131
                                                                                                                       ------------
====================================================================================================================================
Realized &        Realized gain on investments -- net.............................................                          337,624
Unrealized Gain   Change in unrealized appreciation/depreciation on investments -- net............                       (7,527,700)
(Loss) on                                                                                                              ------------
Investments --    Net Increase in Net Assets Resulting from Operations............................                     $  2,710,055
Net (Notes 1b,                                                                                                         ============
1d & 3):
====================================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Year   For the Period
                                                                                                        Ended       Feb. 25, 1998+
                  Increase (Decrease) in Net Assets:                                                June 30, 1999  to June 30, 1998
===================================================================================================================================
Operations:       Investment income -- net........................................................   $  9,900,131      $ 3,487,407
                  Realized gain (loss) on investments -- net......................................        337,624         (489,175)
                  Change in unrealized appreciation/depreciation on investments -- net............     (7,527,700)         755,464
                                                                                                     ------------      ------------
                  Net increase in net assets resulting from operations............................      2,710,055         3,753,696
                                                                                                     ------------      ------------
===================================================================================================================================
Dividends &       Investment income -- net:
Distributions to    Common Shares.................................................................     (7,040,096)       (1,961,155)
Shareholders        Preferred Shares..............................................................     (2,721,298)         (959,794)
(Note 1f):        In excess of realized gain on investments -- net:
                    Common Shares.................................................................       (223,828)               --
                    Preferred Shares..............................................................       (100,138)               --
                                                                                                     ------------      ------------
                  Net decrease in net assets resulting from dividends and distributions to
                    shareholders..................................................................    (10,085,360)       (2,920,949)
                                                                                                     ------------      ------------
===================================================================================================================================
Beneficial        Net proceeds from issuance of Common Shares.....................................             --       132,000,000
Interest          Proceeds from issuance of Preferred Shares......................................             --        86,000,000
Transactions      Value of shares issued to Common Shareholders in reinvestment of dividends......             --           509,781
(Notes 1e & 4):   Offering costs resulting from the issuance of Common Shares.....................             --          (294,647)
                  Offering and underwriting costs resulting from the issuance of Preferred Shares.             --          (796,701)
                                                                                                     ------------      ------------
                  Net increase in net assets derived from beneficial interest transactions........             --       217,418,433
                                                                                                     ------------      ------------
===================================================================================================================================
Net Assets:       Total increase (decrease) in net assets.........................................     (7,375,305)      218,251,180
                  Beginning of period.............................................................    218,351,185           100,005
                                                                                                     ------------      ------------
                  End of period*..................................................................   $210,975,880      $218,351,185
                                                                                                     ============      ============
===================================================================================================================================
               *  Undistributed investment income -- net (Note 1g)................................   $    705,318      $    566,458
                                                                                                     ============      ============
===================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

                             MuniHoldings Florida Insured Fund II, June 30, 1999

FINANCIAL HIGHLIGHTS

                      The following per share data and ratios have been derived
                      from information provided in the financial statements.                        For the Year   For the Period
                                                                                                        Ended       Feb. 25, 1998+
                      Increase (Decrease) in Net Asset Value:                                       June 30, 1999  to June 30, 1998
===================================================================================================================================
Per Share             Net asset value, beginning of period........................................   $   14.97         $   15.00
Operating                                                                                            ---------         ---------
Performance:          Investment income -- net....................................................        1.13               .39
                      Realized and unrealized gain (loss) on investments -- net...................        (.81)              .04
                                                                                                     ---------         ---------
                      Total from investment operations............................................         .32               .43
                                                                                                     ---------         ---------
                      Less dividends to Common Shareholders:
                        Investment income -- net..................................................        (.80)             (.22)
                        In excess of realized gain on investments -- net..........................        (.03)               --
                                                                                                     ---------         ---------
                      Total dividends and distributions to Common Shareholders....................        (.83)             (.22)
                                                                                                     ---------         ---------
                      Capital charge resulting from issuance of Common Shares.....................          --              (.04)
                                                                                                     ---------         ---------
                      Effect of Preferred Share activity:++
                        Dividends to Preferred Shareholders:
                          Investment income -- net................................................        (.31)             (.11)
                          In excess of realized gain on investments -- net........................        (.01)               --
                        Capital charge resulting from issuance of Preferred Shares................          --              (.09)
                                                                                                     ---------         ---------
                      Total effect of Preferred Share activity....................................        (.32)             (.20)
                                                                                                     ---------         ---------
                      Net asset value, end of period..............................................   $   14.14         $   14.97
                                                                                                     =========         =========
                      Market price per share, end of period.......................................   $ 12.9375         $   15.50
                                                                                                     =========         =========
====================================================================================================================================
Total Investment      Based on market price per share.............................................      (11.75%)            4.87%@
Return:**                                                                                            =========         =========
                      Based on net asset value per share..........................................        (.13%)            1.29%@
                                                                                                     =========         =========
====================================================================================================================================
Ratios Based on       Expenses, net of reimbursement***...........................................        1.13%              .35%*
Average Net                                                                                          =========         =========
Assets Of             Total expenses***...........................................................        1.22%             1.10%*
Common Shares:                                                                                       =========         =========
                      Total investment income -- net***...........................................        7.36%             7.26%*
                                                                                                     =========         =========
                      Amount of dividends to Preferred Shareholders...............................        2.02%             2.00%*
                                                                                                     =========         =========
                      Investment income -- net, to Common Shareholders............................        5.34%             5.26%*
                                                                                                     =========         =========
====================================================================================================================================
Ratios Based on       Expenses, net of reimbursement..............................................         .69%              .24%*
Total Average Net                                                                                    =========         =========
Assets:+++***         Total expenses..............................................................         .75%              .76%*
                                                                                                     =========         =========
                      Total investment income -- net..............................................        4.49%             5.00%*
                                                                                                     =========         =========
====================================================================================================================================
Ratios Based on       Dividends to Preferred Shareholders.........................................        3.16%             4.43%*
Average Net Assets                                                                                   =========         =========
Of Preferred Shares:
====================================================================================================================================


                                      F-22

====================================================================================================================================
Supplemental          Net assets, net of Preferred Shares, end of period (in thousands)...........   $ 124,976         $ 132,351
Data:                                                                                                =========         =========
                      Preferred Shares outstanding, end of period (in thousands)..................   $  86,000         $  86,000
                                                                                                     =========         =========
                      Portfolio turnover..........................................................      108.45%            59.25%
                                                                                                     =========         =========
====================================================================================================================================
Leverage:             Asset coverage per $1,000...................................................   $   2,453         $   2,539
                                                                                                     =========         =========
====================================================================================================================================
Dividends             Series A -- Investment income -- net........................................   $     789         $     281
Per Share on                                                                                         =========         =========
Preferred Shares      Series B -- Investment income -- net........................................   $     793         $     277
                                                                                                     =========         =========
====================================================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
***   Does not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations.
++    The Fund's Preferred Shares were issued on March 31, 1998.
+++   Includes Common and Preferred Shares average net assets.
++++  Aggregate total investment return.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Significant Accounting Policies:

MuniHoldings Florida Insured Fund II (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund will determine and make available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MUF. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization and offering expenses--Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. In accordance with Statement of Position 98-5, any unamortized organization expenses will be expensed on July 1, 1999. This charge will not have any material impact on the operations of the Fund. Direct expenses relating to the public offering of the Fund's Common and Preferred Shares were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $123 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares. For the year ended June 30, 1999, FAM earned fees of $1,212,392, of which $124,545 was voluntarily waived.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or trustees of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 1999 were $240,728,898 and $235,986,803, respectively.

Net realized gains (losses) for the year ended June 30, 1999 and net unrealized losses as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Realized          Unrealized
                                                 Gains (Losses)         Losses
--------------------------------------------------------------------------------
Long-term investments                            $   564,442        $(6,272,549)
Financial futures contracts                         (226,818)          (499,687)

Total                                              $ 337,624        $(6,772,236)

--------------------------------------------------------------------------------

As of June 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $6,272,549, of which $25,994 related to appreciated securities and $6,298,543 related to depreciated securities. The aggregate cost of investments at June 30, 1999 for Federal income tax purposes was $220,578,523.

4. Beneficial Interest Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of beneficial interest without approval of holders of Common Shares.

Common Shares

Shares issued and outstanding during the year ended June 30, 1999 remained constant and for the period February 25, 1998 to June 30, 1998, increased by 8,800,000 as a result of the initial offering and by 34,020 as a result of dividend reinvestments.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are Preferred Shares of the Fund, with a par value of $.05 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at June 30, 1999 were as follows: Series A, 3.95%; and Series B, 3.60%.

Shares issued and outstanding during the year ended June 30, 1999 remained constant and for the period February 25, 1998 to June 30, 1998 increased by 3,440 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the year ended June 30, 1999, MLPF&S earned $164,154 as commissions.

5. Subsequent Event:

On July 8, 1999, the Fund's Board of Trustees declared an ordinary income dividend to Common Shareholders in the amount of $.065777 per share, payable on July 29, 1999 to shareholders of record as of July 23, 1999.

                      (This page intentionally left blank)

                       Unaudited Financial Statements for
                      MuniHoldings Florida Insured Fund III
                  for the Period from October 1, 1998 to March 31, 1999

                           MuniHoldings Florida Insured Fund III, March 31, 1999
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                           (in Thousands)
--------------------------------------------------------------------------------

                           S&P    Moody's  Face                                                                              Value
STATE                    Ratings  Ratings Amount    Issue                                                                  (Note 1a)
====================================================================================================================================
Florida--72.1%           AAA     Aaa    $ 2,685     Broward County, Florida, Airport System Revenue
                                                    Bonds, AMT, Series G, 5.125% due 10/01/2015 (a)                       $  2,707
                         -----------------------------------------------------------------------------------------------------------
                                                    Clay County, Florida, HFA, S/F Mortgage Revenue
                                                    Refunding Bonds (Multi-County) (b)(c):
                         NR*     Aaa      4,000       5.45% due 4/01/2031 (h)                                                4,040
                         NR*     Aaa      3,000       AMT, 5.35% due 10/01/2018                                              3,037
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      4,375     Dade County, Florida, Seaport, GO,
                                                    Refunding, 5.125% due 10/01/2026 (e)                                     4,400
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      6,125     Dade County, Florida, Water and Sewer System Revenue
                                                    Bonds, 5.25% due 10/01/2026 (d)                                          6,249
                         -----------------------------------------------------------------------------------------------------------
                         NR*     Aaa      4,000     Escambia County, Florida, HFA, S/F Mortgage Revenue
                                                    Refunding Bonds (Multi-County Program),
                                                    AMT, Series A, 5.35% due 4/01/2031 (b)(c)                                4,046
                         -----------------------------------------------------------------------------------------------------------
                         NR*     Baa1     3,000     Escambia County, Florida, PCR (Champion
                                                    International Corp. Project), AMT,
                                                    6.40% due 9/01/2030 (h)                                                  3,190
                         -----------------------------------------------------------------------------------------------------------
                         A1      VMIG1+     700     Escambia County, Florida, PCR, Refunding (Gulf Power
                                                    Company Project), VRDN,
                                                    2.95% due 7/01/2022 (f)                                                    700
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      3,500     Florida, HFA, Revenue Bonds (Wentworth Apartments
                                                    Project), AMT, Series I-1,
                                                    5.45% due 10/01/2037 (a)                                                 3,539
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      3,340     Florida Housing Finance Corporation Revenue Bonds
                                                    (Homeowner Mortgage), AMT, Series 2,
                                                    5.35% due 1/01/2021 (e)                                                  3,371
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      2,000     Florida State Department of Children and Families,
                                                    COP (South Florida State Hospital Project),
                                                    5% due 7/01/2018 (a)                                                     1,990
                         -----------------------------------------------------------------------------------------------------------
                                                    Florida State Turnpike Authority, Turnpike
                                                    Revenue Bonds:
                         AAA     NR*      2,430       (Department of Transportation) Series B, 5% due 7/01/2018 (e)          2,434
                         AAA     Aaa      4,010       Series A, 5% due 7/01/2017 (g)                                         4,024
                         -----------------------------------------------------------------------------------------------------------
                         A-      Baa1     5,000     Highlands County, Florida, Health Facilities Authority
                                                    Revenue Bonds (Adventist Health Systems),
                                                    5.25% due 11/15/2028                                                     4,825
                         -----------------------------------------------------------------------------------------------------------
                         AAA     NR*     12,990     Jacksonville, Florida, Health Facilities Authority,
                                                    Hospital Revenue Refunding Bonds, RIB,
                                                    Series 49, 6.864% due 8/15/2027 (e)(i)                                  12,892
                         -----------------------------------------------------------------------------------------------------------
                         NR*     Aaa      5,000     Miami-Dade County, Florida, Public Service Tax
                                                    Revenue Bonds (UMSA Public Improvements),
                                                    5% due 10/01/2023 (g)                                                    4,965
                         -----------------------------------------------------------------------------------------------------------
                                                    Orange County, Florida, Tourist Development, Tax
                                                    Revenue Refunding Bonds (e):
                         AAA     Aaa      3,500       5% due 10/01/2018                                                      3,505
                         AAA     Aaa      5,160       5% due 10/01/2019                                                      5,160
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      2,500     Orlando and Orange County Expressway Authority,
                                                    Florida, Expressway Revenue Bonds,
                                                    Junior Lien, 5% due 7/01/2017 (d)                                        2,504
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      3,100     Orlando and Orange County Expressway Authority, Florida,
                                                    Expressway Revenue Refunding Bonds,
                                                    Junior Lien, 5% due 7/01/2028 (d)                                        3,067
                         -----------------------------------------------------------------------------------------------------------
                                                    Pinellas County, Florida, HFA, S/F Mortgage Revenue
                                                    Bonds (Multi-County Program), AMT, Series C
                                                    (b)(c):
                         NR*     Aaa      1,735       5.70% due 9/01/2018                                                    1,785
                         NR*     Aaa      1,990       5.80% due 3/01/2029                                                    2,051
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      5,000     Pinellas County, Florida, Sewer Revenue
                                                    Refunding Bonds, 5% due 10/01/2024 (d)                                   4,964
                         -----------------------------------------------------------------------------------------------------------

                           S&P    Moody's  Face                                                                              Value
                         Ratings  Ratings Amount    Issue                                                                  (Note 1a)
====================================================================================================================================
                         AAA     Aaa      3,700     Polk County, Florida, School Board, COP,
                                                    Series A, 5% due 1/01/2018 (g)                                           3,706
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      2,000     Port St. Lucie, Florida, Special Assessment
                                                    Revenue Bonds, Utility Service Area Numbers 3 & 4,
                                                    Series A, 5% due 10/01/2018 (e)                                          2,003
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      4,135     St. John's County, Florida, Sales Tax Revenue
                                                    Refunding Bonds, 5% due 10/01/2019 (d)                                   4,135
                         -----------------------------------------------------------------------------------------------------------
                         A1+     VMIG1+   3,000     St. Lucie County, Florida, PCR, Refunding
                                                    (Florida Power and Light Company Project), VRDN,
                                                    3% due 1/01/2026 (f)                                                     3,000
                         -----------------------------------------------------------------------------------------------------------
                         NR*     Aaa      2,130     Village Center Community Development District,
                                                    Florida, Utility Revenue Refunding Bonds,
                                                    Series A, 5% due 10/01/2023 (e)                                          2,115
====================================================================================================================================
Illinois--9.8%           AAA     Aaa      2,500     Chicago, Illinois, Board of Education,
                                                    GO (Chicago Reform School), Series A,
                                                    5.25% due 12/01/2030 (a)                                                 2,506
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      2,500     Chicago, Illinois, Sales Tax Revenue Refunding
                                                    Bonds, 5.25% due 1/01/2028 (d)                                           2,510
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      9,200     Metropolitan Pier and Exposition Authority, Illinois,
                                                    Dedicated State Tax Revenue Refunding
                                                    Bonds (McCormick Place Expansion Project),
                                                    Series A, 5.25% due 6/15/2027 (a)                                        9,233
====================================================================================================================================
Massachusetts--4.2%      AAA     Aaa      6,000     Massachusetts State Turnpike Authority, Metropolitan
                                                    Highway System, Revenue Refunding Bonds,
                                                    Sub-Series A, 5.25% due 1/01/2029 (a)                                    6,073
====================================================================================================================================

Portfolio Abbreviations

To simplify the listings of MuniHoldings Florida Insured Fund III's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT   Alternative Minimum Tax (subject to)
COP   Certificates of Participation
GO    General Obligation Bonds
HFA   Housing Finance Agency
PCR   Pollution Control Revenue Bonds
RIB   Residual Interest Bonds
S/F   Single-Family
VRDN  Variable Rate Demand Notes

                           MuniHoldings Florida Insured Fund III, March 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)


                           S&P    Moody's  Face                                                                              Value
STATE                    Ratings  Ratings Amount    Issue                                                                  (Note 1a)
====================================================================================================================================
Texas--7.1%              A1+     NR*      $ 400     Harris County, Texas, Health Facilities Development
                                                    Corporation, Hospital Revenue Refunding
                                                    Bonds (Methodist Hospital), VRDN, 2.90% due 12/01/2025 (f)             $   400
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      6,000     Houston, Texas, Water and Sewer System, Revenue
                                                    Refunding Bonds, Junior Lien, Series A,
                                                    5.25% due 12/01/2025 (d)                                                 6,049
                         -----------------------------------------------------------------------------------------------------------
                         AAA     Aaa      3,725     Texas State Turnpike Authority, Dallas North
                                                    Thruway Revenue Bonds (President George Bush
                                                    Turnpike), 5.25% due 1/01/2023 (d)                                       3,753
====================================================================================================================================
                         Total Investments (Cost--$135,465)--93.2%                                                         134,928

                         Variation Margin on Financial Futures Contracts**--0.1%                                               119

                         Other Assets Less Liabilities--6.7%                                                                 9,773

                                                                                                                          --------
                         Net Assets--100.0%                                                                               $144,820
                                                                                                                          ========
====================================================================================================================================

(a) AMBAC Insured.
(b) FNMA Collateralized.
(c) GNMA Collateralized.
(d) FGIC Insured.
(e) MBIA Insured.
(f) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(g) FSA Insured.
(h) All or a portion of security held as collateral in connection with open financial futures contracts.
(i) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.

 *Not Rated.

**Financial futures contracts sold as of March 31, 1999 were as follows:

 See Notes to Financial Statements.

                                                                 (in Thousands)
--------------------------------------------------------------------------------
Number of                                           Expiration        Value
Contracts         Issue            Exchange            Date     (Notes 1a & 1b)
--------------------------------------------------------------------------------
   225  US Treasury Bonds            BZW            June 1999           $27,127
--------------------------------------------------------------------------------
Total Financial Futures Contracts Sold
(Total Contract Price--$27,186)                                         $27,127
                                                                        =======
--------------------------------------------------------------------------------


QUALITY PROFILE

      The quality ratings of securities in the Fund as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                             Net Assets
--------------------------------------------------------------------------------
AAA/Aaa................................................................  84.8%
A/A....................................................................   3.4
BBB/Baa................................................................   2.2
Other+.................................................................   2.8
--------------------------------------------------------------------------------

+Temporary investments in short-term municipal securities.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL


                       As of March 31, 1999
====================================================================================================================================
Assets:                Investments, at value (identified cost--$135,465,203) (Note 1a) ...........                    $134,927,582
                       Cash ......................................................................                          71,073
                       Receivables:
                         Securities sold .........................................................    $ 7,605,036
                         Interest ................................................................      2,382,548
                         Variation margin (Note 1b) ..............................................        119,531       10,107,115
                                                                                                    -------------
                       Deferred organization expenses (Note 1e) ..................................                          13,500
                                                                                                                      ------------
                       Total assets ..............................................................                     145,119,270
                                                                                                                       ===========
====================================================================================================================================
Liabilities:           Payables:
                         Offering costs (Note 1e) ................................................        225,812
                         Investment adviser (Note 2) .............................................         32,858
                         Dividends to shareholders (Note 1f) .....................................         16,513          275,183
                                                                                                    -------------
                       Accrued expenses and other liabilities ....................................                          23,596
                                                                                                                      ------------
                       Total liabilities .........................................................                         298,779
                                                                                                                      ------------
====================================================================================================================================
Net Assets:            Net assets ................................................................                    $144,820,491
                                                                                                                      ============
====================================================================================================================================
Capital:               Capital Shares (unlimited number of shares of beneficial interest authorized) (Note 4):
                         Preferred Shares, par value $.10 per share (2,160 shares of
                         AMPS* issued and outstanding at $25,000 per share liquidation
                         preference) .............................................................                    $ 54,000,000
                         Common Shares, par value $.10 per share (6,181,830 shares
                         issued and outstanding)........ .........................................    $   618,183
                       Paid-in capital in excess of par...........................................      91,277,757
                       Undistributed investment income--net.......................................         447,007
                       Accumulated realized capital losses on investments--net....................      (1,043,898)
                       Unrealized depreciation on investments--net................................        (478,558)
                                                                                                          --------
                       Total--Equivalent to $14.69 net asset value per Common Share
                         (market price--$14.375) .................................................                      90,820,491
                                                                                                                      ------------
                       Total capital..............................................................                    $144,820,491
                                                                                                                      ============
====================================================================================================================================

*Auction Market Preferred Shares.

 See Notes to Financial Statements.

                           MuniHoldings Florida Insured Fund III, March 31, 1999

STATEMENT OF OPERATIONS
-

                       For the Period October 1, 1998+ to March 31, 1999
====================================================================================================================================
Investment             Interest and amortization of premium and discount earned.......................                $  3,440,984
Income (Note 1d):
====================================================================================================================================
Expenses:              Investment advisory fees (Note 2)..............................................  $   367,860
                       Commission fees (Note 4).......................................................       55,967
                       Accounting services (Note 2)...................................................       38,795
                       Professional fees..............................................................       21,350
                       Transfer agent fees............................................................       15,259
                       Trustees' fees and expenses....................................................       10,134
                       Listing fees...................................................................        7,148
                       Custodian fees.................................................................        4,054
                       Pricing fees...................................................................        3,186
                       Printing and shareholder reports...............................................        3,098
                       Amortization of organization expenses (Note 1e)................................        1,283
                       Other..........................................................................        3,697
                                                                                                           --------
                       Total expenses before reimbursement............................................      531,831
                       Reimbursement of expenses (Note 2).............................................     (295,183)
                                                                                                           --------
                       Total expenses after reimbursement.............................................                     236,648
                                                                                                                      ------------
                       Investment income--net.........................................................                   3,204,336
                                                                                                                      ------------
====================================================================================================================================
Realized & Unrealized  Realized loss on investments--net..............................................                  (1,043,898)
Loss on Investments    Unrealized depreciation on investments--net....................................                    (478,558)
- -- Net (Notes                                                                                                         ------------
1b, 1d & 3):           Net Increase in Net Assets Resulting from Operations...........................                $  1,681,880
                                                                                                                      ============
====================================================================================================================================

+Commencement of operations.

 See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       For the Period
                                                                                                      Oct. 1, 1998+ to
                      Increase (Decrease) in Net Assets:                                                March 31, 1999
======================================================================================================================
Operations:           Investment income--net ........................................................   $   3,204,336
                      Realized loss on investments--net .............................................      (1,043,898)
                      Unrealized depreciation on investments--net ...................................        (478,558)
                                                                                                        -------------
                      Net increase in net assets resulting from operations ..........................       1,681,880
                                                                                                        -------------
======================================================================================================================
Dividends to          Investment income--net:
Shareholders            Common Shares ...............................................................      (2,037,001)
(Note 1f):              Preferred Shares ............................................................        (720,328)
                                                                                                        -------------
                      Net decrease in net assets resulting from dividends to shareholders ...........      (2,757,329)
                                                                                                        -------------
======================================================================================================================
Beneficial Interest   Proceeds from issuance of Common Shares .......................................      92,250,000
Transactions          Proceeds from issuance of Preferred Shares ....................................      54,000,000
(Notes 1e & 4):       Value of shares issued to Common Shareholders in reinvestment of dividends ....         370,420
                      Offering costs resulting from the issuance of Common Shares ...................        (271,355)
                      Offering and underwriting costs resulting from the issuance of Preferred Shares        (553,130)
                                                                                                        -------------
                      Net increase in net assets derived from beneficial interest transactions ......     145,795,935
                                                                                                        -------------
======================================================================================================================
Net Assets:           Total increase in net assets ..................................................     144,720,486
                      Beginning of period ...........................................................         100,005
                                                                                                        -------------
                      End of period* ................................................................   $ 144,820,491
                                                                                                        =============
======================================================================================================================
                     *Undistributed investment income--net ..........................................   $     447,007
                                                                                                        =============
======================================================================================================================

+Commencement of operations.

 See Notes to Financial Statements.

                           MuniHoldings Florida Insured Fund III, March 31, 1999

FINANCIAL HIGHLIGHTS


                     The following per share data and ratios have been derived          For the Period
                     from information provided in the financial statements.            Oct. 1, 1998+ to
                     Increase (Decrease) in Net Asset Value:                            March 31, 1999
====================================================================================================
Per Share            Net asset value, beginning of period ............................   $     15.00
Operating                                                                                -----------
Performance:         Investment income--net ..........................................           .52
                     Realized and unrealized loss on investments--net ................          (.23)
                                                                                         -----------
                     Total from investment operations ................................           .29
                                                                                         -----------
                     Less dividends to Common Shareholders from investment income--net          (.33)
                                                                                         -----------
                     Capital charge resulting from issuance of Common Shares .........          (.05)
                                                                                         -----------
                     Effect of Preferred Share activity:++
                       Dividends to Preferred Shareholders:
                        Investment income--net .......................................          (.12)
                       Capital charge resulting from issuance of Preferred Shares ....          (.10)
                                                                                         -----------
                     Total effect of Preferred Share activity ........................          (.22)
                                                                                         -----------
                     Net asset value, end of period ..................................   $     14.69
                                                                                         ===========
                     Market price per share, end of period ...........................   $    14.375
                                                                                         ===========
====================================================================================================
Total Investment     Based on market price per share .................................         (1.99%)++
Return:**                                                                                ===========
                     Based on net asset value per share ..............................           .16%++
                                                                                         ===========
====================================================================================================
Ratios to Average    Expenses, net of reimbursement ..................................           .35%*
Net Assets:***                                                                           ===========
                     Expenses ........................................................           .80%*
                                                                                         ===========
                     Investment income--net ..........................................          4.79%*
                                                                                         ===========
====================================================================================================
Supplemental         Net assets, net of Preferred Shares, end of period (in thousands)   $    90,820
Data:                                                                                    ===========
                     Preferred Shares outstanding, end of period (in thousands) ......   $    54,000
                                                                                         ===========
                     Portfolio turnover ..............................................        123.02%
                                                                                         ===========
====================================================================================================
Leverage:            Asset coverage per $1,000 .......................................   $     2,682
                                                                                         ===========
====================================================================================================
Dividends Per        Series A--Investment income--net ................................   $       329
Share on Preferred                                                                       ===========
Shares Outstanding:  Series B--Investment income--net ................................   $       338
                                                                                         ===========
====================================================================================================

  *Annualized.

 **Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.

***Do not reflect the effect of dividends to Preferred Shareholders.

  +Commencement of operations.

 ++The Fund's Preferred Shares were issued on October 22, 1998.

+++Aggregate total investment return.

   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:

MuniHoldings Florida Insured Fund III (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on October 1, 1998, the Fund had no operations other than those relating to organizational matters and the sale of 6,667 shares of Common Shares on September 18, 1998, to Fund Asset Management, L.P. ("FAM") for $100,005. The Fund will determine and make available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MFD. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an

NOTES TO FINANCIAL STATEMENTS (concluded)



equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization and offering expenses--Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. In accordance with Statement of Position 98-5, any unamortized organization expenses will be expensed on the first day of the next fiscal year beginning after December 15, 1998. This charge will not have any material impact on the operations of the Fund. Direct expenses relating to the public offering of the Fund's Common and Preferred Shares were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and
Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets including proceeds from the issuance of Preferred Shares. For the period October 1, 1998 to March 31, 1999, FAM earned fees of $367,860, of which $265,394 was volun-tarily waived. FAM also reimbursed the Fund for additional expenses of $29,789.

During the period October 1, 1998 to March 31, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $405,000 in connection with the issuance of the Fund's Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period October 1, 1998 to March 31, 1999 were $290,348,680 and $157,770,053, respectively. Net realized gains (losses) for the period October 1, 1998 to March 31, 1999 and net unrealized gains (losses) as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                Gains (Losses)    Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments                            $(1,244,838)       $  (537,621)
Financial futures contracts                          200,940             59,063
                                                 -----------        -----------
Total                                            $(1,043,898)       $  (478,558)
                                                 ===========        ===========
--------------------------------------------------------------------------------

As of March 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $537,621, of which $162,716 related to appreciated securities and $700,337 related to depreciated securities. The aggregate cost of investments at March 31, 1999 for Federal income tax purposes was $135,465,203.

4. Beneficial Interest Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of capital without approval of holders of Common Shares.

Common Shares

Shares issued and outstanding for the period October 1, 1998 to March 31, 1999, increased by 6,150,000 from shares sold and by 25,163 as a result of dividend reinvestment.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are Preferred Shares of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at March 31, 1999 were for Series A, 3.20% and Series B, 3.19%.

In connection with the offering of AMPS, the Board of Trustees reclassified 2,160 shares of unissued beneficial interest as AMPS. Shares issued and outstanding during the period October 1, 1998 to March 31, 1999 increased by 2,160 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the period October 1, 1998 to March 31, 1999, MLPF&S earned $50,877 as commissions.

5. Subsequent Event:

On April 8, 1999, the Fund's Board of Trustees declared an ordinary income dividend to Common Shareholders in the amount of $.067979 per share, payable on April 29, 1999 to shareholders of record as of April 22, 1999.

                      (This page intentionally left blank)

                       Unaudited Financial Statements for
                      MuniHoldings Florida Insured Fund IV
                  for the Period from January 29, 1999 to March 31, 1999

                            MuniHoldings Florida Insured Fund IV, March 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                          S&P   Moody's  Face                                                                         Value
STATE                   Ratings Ratings  Amount    Issue                                                            (Note 1a)
=============================================================================================================================
Florida--73.1%           NR*     Aaa    $ 2,375    Bay County, Florida, School Board, COP, 5% due
                                                   7/01/2023 (a)                                                     $  2,345
                         ----------------------------------------------------------------------------------------------------
                         A1+     Aa3      1,000    Dade County, Florida, IDA, Exempt Facilities,
                                                   Revenue Refunding Bonds (Florida Power & Light Co.),
                                                   VRDN, 2.90% due 6/01/2021 (g)                                        1,000
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa     10,000    Dade County, Florida, Water and Sewer System
                                                   Revenue Bonds, 5.25% due 10/01/2026 (d)                             10,202
                         ----------------------------------------------------------------------------------------------------
                         NR*     Aaa      6,000    Duval County, Florida, HFA, S/F Mortgage Revenue
                                                   Bonds, AMT, 5.30% due 4/01/2029 (b)(c)(h                             6,010
                         ----------------------------------------------------------------------------------------------------
                         NR*     Aaa     10,000    Escambia County, Florida, HFA, S/F Mortgage
                                                   Revenue Refunding Bonds, Multi-County Program,
                                                   AMT, 5.20% due 4/01/2032 (b)(c)(e)(j)                                9,953
                         ----------------------------------------------------------------------------------------------------
                                                   Florida, HFA, Revenue Bonds (Willow Lake
                                                   Apartments), AMT, Series J-1 (a):
                         AAA     Aaa      3,750      5.35% due 7/01/2027                                                3,799
                         AAA     Aaa      6,000      5.45% due 1/01/2038                                                6,102
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      9,995    Florida State Turnpike Authority, Turnpike Revenue
                                                   Bonds, Series A, 5% due 7/01/2022 (f)                                9,913
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      5,200    Greater Orlando Aviation Authority, Florida,
                                                   Airport Facilities Revenue Bonds, AMT,
                                                   5.25% due 10/01/2023 (d)                                             5,246
                         ----------------------------------------------------------------------------------------------------
                         A-      Baa1     5,500    Highlands County, Florida, Health Facilities
                                                   Authority Revenue Bonds (Adventist Health
                                                   Systems),  5.25% due 11/15/2028                                      5,308
                         ----------------------------------------------------------------------------------------------------
                                                   Jacksonville, Florida, Excise Taxes Revenue
                                                   Refunding and Improvement Bonds, Series A (d):
                         AAA     Aaa      1,595      5% due 10/01/2017                                                  1,600
                         AAA     Aaa      1,970      5% due 10/01/2018                                                  1,973
                         AAA     Aaa      1,060      5% due 10/01/2019                                                  1,060
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      6,000    Miami Beach, Florida, Parking Revenue Bonds,
                                                   5.125% due 9/01/2022 (f)                                             6,033
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      4,250    North Port, Florida, Utility Revenue Refunding
                                                   Bonds, 5% due 10/01/2018 (d)                                         4,250
                         ----------------------------------------------------------------------------------------------------
                                                   Orlando and Orange County Expressway Authority,
                                                   Florida, Expressway Revenue Refunding Bonds
                                                   (Junior Lien) (d):
                         AAA     Aaa      2,600      5% due 7/01/2017                                                   2,604
                         AAA     Aaa     13,250      5% due 7/01/2021                                                  13,161
                         ----------------------------------------------------------------------------------------------------
                                                   Pinellas County, Florida, HFA, S/F Housing Revenue
                                                   Bonds (Multi-County Program), AMT, Series A-1 (b)(c):
                         NR*     Aaa      1,375      5.20% due 9/01/2021                                                1,366
                         NR*     Aaa      2,750      5.25% due 9/01/2025                                                2,738
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      6,000    Pinellas County, Florida, Sewer Revenue Refunding
                                                   Bonds, 5% due 10/01/2024 (d)                                         5,957
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      9,000    Polk County, Florida, School Board, COP, Series A,
                                                   5% due 1/01/2020 (f)                                                 8,965
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      4,375    Port Saint Lucie, Florida, Utility Revenue
                                                   Refunding and Improvement Bonds, Series A,
                                                   5.125% due 9/01/2027 (e)                                             4,401
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      5,000    Saint John's River Management District, Florida,
                                                   Land Acquisition Revenue Refunding Bonds,
                                                   5.125% due 7/01/2016 (f)                                             5,052
                         ----------------------------------------------------------------------------------------------------
                         NR*     Aaa      9,500    Sarasota County, Florida, Public Hospital Board
                                                   Revenue Refunding Bonds, RITR, Series 99,
                                                   7.615% due 7/01/2028 (e)(i)                                         10,767
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      6,000    Sunrise, Florida, Utility System Revenue Refunding
                                                   Bonds, 5.20% due 10/01/2022 (a)                                      6,133
                         ----------------------------------------------------------------------------------------------------

                          S&P   Moody's  Face                                                                         Value
STATE                   Ratings Ratings  Amount    Issue                                                            (Note 1a)
=============================================================================================================================
                         NR*     Aaa      5,965    Tampa, Florida, Solid Waste System Revenue
                                                   Refunding Bonds (McKay Bay Refuse-to-Energy),
                                                   AMT, Series B, 5.25% due 10/01/2016 (a)                              6,094
                         ----------------------------------------------------------------------------------------------------
                         NR*     Aaa      7,500    Tampa, Florida, Sports Authority Revenue Bonds,
                                                   RITR, Series 98, 7.115% due 1/01/2027 (e)(i)                         7,785
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      7,575    Tampa-Hillsborough County, Florida, Expressway
                                                   Authority Revenue Bonds, 5% due 7/01/2022 (a)                        7,523
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      3,115    Tampa-Hillsborough County, Florida, Expressway
                                                   Authority, Revenue Refunding Bonds,
                                                   5.125% due 7/01/2019 (a)                                             3,135
=============================================================================================================================
Illinois--13.0%           AAA     Aaa      7,500   Chicago, Illinois, Sales Tax Revenue Refunding
                                                   Bonds, 5.25% due 1/01/2028 (d)                                       7,531
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa     15,000    Chicago, Illinois, Water Revenue Refunding Bonds,
                                                   5.25% due 11/01/2027 (d)                                            15,060
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      6,000    Illinois Educational Facilities Authority, Revenue
                                                   Refunding Bonds (Illinois Institute of Technology),
                                                   5.25% due 12/01/2025 (a)                                             6,024
=============================================================================================================================
Massachusetts--3.7%       AAA     Aaa      8,000   Massachusetts State Turnpike Authority,
                                                   Metropolitan Highway System Revenue Bonds,
                                                   Sub-Series A, 5.25% due 1/01/2029 (a)                                8,098
=============================================================================================================================
Mississippi--1.7%         NR*     P1       3,600   Perry County, Mississippi, PCR, Refunding (Leaf
                                                   River Forest Project), VRDN, 3% due 3/01/2002 (g)                    3,600
=============================================================================================================================
Tennessee--1.6%           AAA     Aaa      3,640   Harpeth Valley Utilities District, Tennessee,
                                                   Utilities Improvement Revenue Bonds,
                                                   Series A, 5% due 9/01/2028 (e)                                       3,596
=============================================================================================================================
Texas--3.6%               A1+     NR*      2,900    Harris County, Texas, Health Facilities Development
                                                   Corporation, Hospital Revenue Refunding  Bonds
                                                   (Methodist Hospital), VRDN, 2.90% due 12/01/2025 (g)                 2,900
                         ----------------------------------------------------------------------------------------------------
                         AAA     Aaa      5,000    Texas State Turnpike Authority, Dallas North
                                                   Thruway Revenue Bonds (President George Bush
                                                   Turnpike), 5.25% due 1/01/2023 (d)                                   5,038
=============================================================================================================================
                         Total Investments (Cost--$213,374)--96.7%                                                    212,322

                         Variation Margin on Financial Futures Contracts**--0.1%                                           98

                         Other Assets Less Liabilities--3.2%                                                            7,069
                                                                                                                     --------
                         Net Assets--100.0%                                                                          $219,489
                                                                                                                     ========
=============================================================================================================================

(a)   AMBAC Insured.
(b)   FNMA Collateralized.
(c)   GNMA Collateralized.
(d)   FGIC Insured.
(e)   MBIA Insured.
(f)   FSA Insured.
(g) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(h)   FHA Insured.
(i) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(j) All or a portion of security held as collateral in connection with open financial futures contracts.

 * Not Rated.

** Financial futures contracts sold as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                  (in Thousands)
--------------------------------------------------------------------------------
Number of                                    Expiration               Value
Contracts            Issue         Exchange     Date             (Notes 1a & 1b)
--------------------------------------------------------------------------------
  185         US Treasury Bonds     BZW      June 1999              $22,304
--------------------------------------------------------------------------------
Total Financial Futures Contracts Sold
(Total Contract Price--$22,454)                                     $22,304
                                                                    =======
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                            MuniHoldings Florida Insured Fund IV, March 31, 1999

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                     As of March 31, 1999
====================================================================================================================================
Assets:              Investments, at value (identified cost--$213,373,532) (Note 1a)............                        $212,322,376
                     Cash.......................................................................                              85,945
                     Receivables:
                       Securities sold..........................................................     $  4,695,595
                       Interest.................................................................        2,704,140
                       Variation margin (Note 1b)...............................................           98,281
                       Investment adviser (Note 2)..............................................           18,896          7,516,912
                                                                                                     ------------
                     Prepaid expenses and other assets..........................................                              18,250
                                                                                                                        ------------
                     Total assets...............................................................                         219,943,483
                                                                                                                        ------------
====================================================================================================================================
Liabilities:         Payables:
                       Offering costs (Note 1e).................................................          379,514
                       Dividends to shareholders (Note 1f)......................................           37,408            416,922
                                                                                                     ------------
                     Accrued expenses and other liabilities.....................................                              37,208
                                                                                                                        ------------
                     Total liabilities..........................................................                             454,130
                                                                                                                        ------------
====================================================================================================================================
Net Assets:          Net assets.................................................................                        $219,489,353
                                                                                                                        ============
====================================================================================================================================

Capital:             Capital Shares (unlimited number of shares of beneficial
                     interest authorized) (Note 4):
                       Preferred Shares, par value $.10 per share (3,340 shares
                       of AMPS* issued and outstanding at $25,000 per share
                       liquidation preference)..................................................                        $ 83,500,000
                       Common Shares, par value $.10 per share (9,116,667 shares
                       issued and outstanding) .................................................     $    911,667
                     Paid-in capital in excess of par...........................................      134,785,971
                     Undistributed investment income--net.......................................        1,203,774
                     Accumulated realized capital losses on investments--net....................          (11,216)
                     Unrealized depreciation on investments--net................................         (900,843)
                                                                                                     ------------
                     Total--Equivalent to $14.92 net asset value per Common Share
                     (market price--$15.25) ....................................................                         135,989,353
                                                                                                                        ------------
                     Total capital..............................................................                        $219,489,353
                                                                                                                        ============
====================================================================================================================================

            *Auction Market Preferred Shares.

             See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                     For the Period January 29, 1999+ to March 31, 1999
====================================================================================================================================
Investment           Interest and amortization of premium and discount earned...................                       $  1,517,650
Income (Note 1d):
====================================================================================================================================
Expenses:            Investment advisory fees (Note 2)..........................................         $153,780
                     Commission fees (Note 4)...................................................           24,909
                     Accounting services (Note 2)...............................................            8,056
                     Transfer agent fees........................................................            5,069
                     Professional fees..........................................................            5,061
                     Trustees' fees and expenses................................................            3,668
                     Listing fees...............................................................            2,161
                     Custodian fees.............................................................            2,097
                     Printing and shareholder reports...........................................            1,423
                     Pricing fees...............................................................              792
                     Other......................................................................            1,180
                                                                                                         --------
                     Total expenses before reimbursement........................................          208,196
                     Reimbursement of expenses (Note 2).........................................         (172,676)
                                                                                                         --------
                     Total expenses after reimbursement.........................................                             35,520
                                                                                                                          ---------
                     Investment income--net.....................................................                          1,482,130
                                                                                                                          ---------
====================================================================================================================================
Realized &        Realized loss on investments--net.............................................                            (11,216)
Unrealized Loss   Unrealized depreciation on investments--net...................................                           (900,843)
on Investments--                                                                                                          ---------
Net (Notes 1b,    Net Increase in Net Assets Resulting from Operations..........................                          $ 570,071
1d & 3):                                                                                                                  =========
====================================================================================================================================

            +Commencement of operations.

             See Notes to Financial Statements.

                            MuniHoldings Florida Insured Fund IV, March 31, 1999

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        For the Period
                                                                                                       Jan. 29, 1999+ to
                        Increase (Decrease) in Net Assets:                                              March 31, 1999
========================================================================================================================
Operations:             Investment income--net ........................................................   $    1,482,130
                        Realized loss on investments--net .............................................         (11,216)
                        Unrealized depreciation on investments--net ...................................        (900,843)
                                                                                                          -------------
                        Net increase in net assets resulting from operations ..........................         570,071
                                                                                                          -------------
========================================================================================================================
Dividends to            Investment income--net to Preferred Shareholders ..............................        (278,356)
Shareholders                                                                                              -------------
(Note 1f):
========================================================================================================================
Beneficial Interest     Proceeds from issuance of Common Shares .                                           136,650,000
Transactions            Proceeds from issuance of Preferred Shares ....................................      83,500,000
(Notes 1e & 4):         Offering costs resulting from the issuance of Common Shares ...................        (260,117)
                        Offering and underwriting costs resulting from the issuance of Preferred Shares        (792,250)
                                                                                                          -------------
                        Net increase in net assets derived from beneficial interest transactions ......     219,097,633
                                                                                                          -------------
========================================================================================================================
Net Assets:             Total increase in net assets ..................................................     219,389,348
                        Beginning of period ...........................................................         100,005
                                                                                                          -------------
                        End of period* ................................................................   $ 219,489,353
                                                                                                          =============
========================================================================================================================
                       *Undistributed investment income--net ..........................................   $   1,203,774
                                                                                                          =============
========================================================================================================================

            +Commencement of operations.

             See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                       The following per share data and ratios have been derived
                       from information provided in the financial statements.          For the Period
                                                                                      Jan. 29, 1999+ to
                       Increase (Decrease) in Net Asset Value:                         March 31, 1999
=======================================================================================================
Per Share              Net asset value, beginning of period ............................    $     15.00
Operating                                                                                  -----------
Performance:            Investment income--net ..........................................           .16
                        Realized and unrealized loss on investments--net ................          (.09)
                                                                                            -----------
                        Total from investment operations ................................           .07
                                                                                            -----------
                        Capital charge resulting from issuance of Common Shares .........          (.03)
                                                                                            -----------
                        Effect of Preferred Share activity:++
                          Dividends to Preferred Shareholders:
                           Investment income--net .......................................          (.03)
                          Capital charge resulting from issuance of Preferred Shares ....          (.09)
                                                                                            -----------
                        Total effect of Preferred Share activity ........................          (.12)
                                                                                            -----------
                        Net asset value, end of period ..................................   $     14.92
                                                                                            ===========
                        Market price per share, end of period ...........................   $     15.25
                                                                                            ===========
=======================================================================================================
Total Investment        Based on market price per share .................................          1.67%+++
Return:**                                                                                   ===========
                        Based on net asset value per share ..............................          (.53%)+++
                                                                                            ===========
=======================================================================================================
Ratios to Average       Expenses, net of reimbursement ..................................           .13%*
Net Assets:***                                                                              ===========
                        Expenses ........................................................           .74%*
                                                                                            ===========
                        Investment income--net ..........................................          5.30%*
                                                                                            ===========
=======================================================================================================
Supplemental            Net assets, net of Preferred Shares, end of period (in thousands)   $   135,989
Data:                                                                                       ===========
                        Preferred Shares outstanding, end of period (in thousands) ......   $    83,500
                                                                                            ===========
                        Portfolio turnover ..............................................         23.78%
                                                                                            ===========
=======================================================================================================
Leverage:               Asset coverage per $1,000 .......................................   $     2,629
                                                                                            ===========
=======================================================================================================
Dividends Per           Series A--Investment income--net ................................   $        90
Share on Preferred                                                                          ===========
Shares Outstanding:     Series B--Investment income--net ................................   $        76
                                                                                            ===========
=======================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations.
++    The Fund's Preferred Shares were issued on February 22, 1999.
+++   Aggregate total investment return.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

MuniHoldings Florida Insured Fund IV (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on January 29, 1999 the Fund had no operations other than those relating to organizational matters and the sale of 6,667 shares of Common Shares on January 13, 1999, to Fund Asset Management, L.P. ("FAM") for $100,005. The Fund determines and makes available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MFR. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------


Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Offering expenses--Direct expenses relating to the public offering of the Fund's Common and Preferred Shares were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and
Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares. For the period January 29, 1999 to March 31, 1999, FAM earned fees of $153,780, all of which was voluntarily waived. FAM also reimbursed the Fund additional expenses of $18,896.

During the period January 29, 1999 to March 31, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $626,250 in connection with the issuance of the Fund's Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period January 29, 1999 to March 31, 1999 were $239,930,482 and $33,727,570, respectively.

Net realized gains (losses) for the period January 29, 1999 to March 31, 1999 and net unrealized gains (losses) as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments                            $  (312,626)       $(1,051,156)
Financial futures contracts                          301,410            150,313
                                                 -----------        -----------
Total                                            $   (11,216)       $  (900,843)
                                                 ===========        ===========
--------------------------------------------------------------------------------

As of March 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $1,051,156, of which $124,047 related to appreciated securities and $1,175,203 related to depreciated securities. The aggregate cost of investments at March 31, 1999 for Federal income tax purposes was $213,373,532.

4. Beneficial Interest Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of capital without approval of holders of Common Shares.


Common Shares

Shares issued and outstanding during the period January 29, 1999 to March 31, 1999 increased by 9,110,000 from shares sold.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are Preferred Shares of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at March 31, 1999 were for Series A, 3.27% and Series B, 3.45%.

In connection with the offering of AMPS, the Board of Trustees reclassified 3,340 shares of unissued beneficial interest as AMPS.

Shares issued and outstanding during the period January 29, 1999 to March 31, 1999 increased by 3,340 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the period January 29, 1999 to March 31, 1999, MLPF&S earned $15,875 as commissions.

5. Subsequent Event:

On April 8, 1999, the Fund's Board of Trustees declared an ordinary income dividend to Common Shareholders in the amount of $.132816 per share, payable on April 29, 1999 to shareholders of record as of April 22, 1999.

                       Unaudited Financial Statements for
                           Pro Forma Florida Insured
                             as of August 31, 1999

                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                           August 31, 1999 (unaudited)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++

------------------------------------------------------------------------------------------------------------------------------------
Colorado -- 0.3%
------------------------------------------------------------------------------------------------------------------------------------

A1+      VMIG1+    $  2,500    Moffat County, Colorado, PCR, Refunding
                                 (Pacificorp Projects),
                               VRDN, 2.75% due 5/01/2013 (a)(c) .............  $1,400       $500         --     $  600      $2,500
------------------------------------------------------------------------------------------------------------------------------------
Florida -- 83.0%
------------------------------------------------------------------------------------------------------------------------------------

AAA      Aaa          1,500    Brevard County, Florida, School Board COP,
                                 Series B, 5.50% due 7/01/2021(c) ...........   1,475         --         --         --      1,475
                               Broward County, Florida, HFA, M/F Housing
                                 Revenue Bonds (Heron Pointe Apartments Project),
                                 AMT, Series A(d):
AAA      Aaa            800      5.65% due 11/01/2022 .......................     785         --         --         --        785
AAA      Aaa          1,250      5.70% due 11/01/2029 .......................   1,227         --         --         --      1,227
                               Broward County, Florida, HFA, S/F Mortgage
                                 Revenue Refunding Bonds, AMT, Series B:
NR*      Aaa          7,000      5.40% due 4/01/2029(e)(h) ..................      --      6,467         --         --      6,467
NR*      Aaa          3,200      5.25% due 4/01/2031                                                             2,874      2,874
AAA      Aaa          1,650    Broward County, Florida, Professional Sports
                                 Facilities Tax Revenue Bonds (Civic Arena
                                 Project), Series A, 5.625% due 9/01/2028(b)    1,649         --         --         --      1,649
AAA      NR*          7,500    Charlotte County, Florida, Utility Revenue
                                 Refunding Bonds, 5% due 10/01/2023(i) ......      --      6,853         --         --      6,853
NR*      Aaa          5,000    Clay County, Florida, HFA, S/F Mortgage
                                 Revenue Refunding Bonds (Multi-County), AMT,
                                 5.45% due 4/01/2031(e)(h) ..................      --         --     $4,645         --      4,645
AAA      Aaa          2,500    Cocoa, Florida, Water and Sewer Revenue
                                 Improvement Bonds, 5.75% due
                                 10/01/2007(f)(i) ...........................   2,687         --         --         --      2,687
NR*      NR*          4,440    Collier County, Florida, IDA, IDR, Refunding
                                 (Southern States Utilities), AMT,
                                 6.50% due 10/01/2025 .......................   4,514         --         --         --      4,514
                               Dade County, Florida, Aviation Revenue Bonds
                                 (Miami International Airport) (d):
AAA      Aaa          2,000    AMT, Series B, 5.125% due 10/01/2022(d) ......   1,836         --         --         --      1,836
AAA      Aaa          6,000    Series C, 5.125% due 10/01/2027 ..............   5,551         --         --         --      5,551


                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++
------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       $ 6,500     Dade County, Florida, Aviation Revenue Bonds,
                                 Series B, 5.60% due 10/01/2026(b) ..........  $6,473         --         --         --    $  6,473
                               Dade County, Florida, HFA, M/F Mortgage
                                 Revenue Bonds (Golden Lakes Apartments
                                 Project), AMT, Series A:
NR*      NR*         1,335       5.95% due 11/01/2027 .......................   1,342         --         --         --       1,342
NR*      NR*         1,445       6.05% due 11/01/2039 .......................   1,463         --         --         --       1,463
                                 Dade County, Florida, HFA, M/F Mortgage
                                 Revenue Bonds (Siesta Pointe Apartments),
                                 AMT, Series A(d):
AAA      Aaa         1,225       5.65% due 9/01/2017 ........................   1,230         --         --         --       1,230
AAA      Aaa         1,700       5.70% due 9/01/2022 ........................   1,679         --         --         --       1,679
AAA      Aaa         1,890       5.75% due 9/01/2029 ........................   1,856         --         --         --       1,856
AAA      NR*         4,000     Dade County, Florida, Seaport, GO, Refunding,
                                 5.125% due 10/01/2026(e)                          --         --     $3,695          --      3,695
                                 Dade County, Florida, Water and Sewer
                                 System Revenue Bonds(i):
AAA      Aaa         1,885       5.375% due 10/01/2016 ......................   1,867         --         --         --       1,867
AAA      Aaa        25,625       5.25% due 10/01/2026 .......................   9,580     $5,204         --     $9,461      24,245
NR*      Aaa         8,300     Duval County, Florida, HFA, S/F Mortgage
                                 Revenue Bonds, AMT, 5.30% due 4/01/2031(e)(h)  2,088         --         --      5,460       7,548
                               Escambia County, Florida, HFA, S/F Mortgage
                                 Revenue Refunding Bonds, Multi-County
                                 Program, AMT(e)(h):
NR*      Aaa        12,780       5.20% due 4/01/2032(b) .....................   2,475         --         --      8,902      11,377
NR*      Aaa         2,000       Series A, 5.30% due 10/01/2019                    --      1,860         --         --       1,860
NR*      Aaa         8,400       Series A, 5.35% due 4/01/2031 ..............   3,639      4,003         --         --       7,642
NR*      Aaa         2,360       Series C, 5.80% due 10/01/2019 .............   2,332         --         --         --       2,332
A1       VMIG1+        700     Escambia County, Florida, PCR, Refunding
                                 (Gulf Power Company Project), VRDN,
                                 3.20% due 7/01/2022(a) .....................      --         --        700         --         700
AAA      Aaa         4,000     Escambia County, Florida, Utilities Authority,
                                 Utility System Revenue Bonds, 5.25% due
                                 1/01/2024 (i) ..............................   3,795         --         --         --       3,795
                                 Florida HFA Revenue Bonds, AMT (c):
AAA      Aaa         4,500       (Barrington Place), Series K-1,
                                 5.45% due 12/01/2037 .......................      --      4,239         --         --       4,239

                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                              Florida    Florida   Florida     Florida   Pro Forma
S&P      Moody's     Face                                                     Insured    Insured   Insured     Insured    Florida
Ratings  Ratings    Amount                                                       ++        II++      III++       IV++    Insured++
------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       $  1,675    (Mar Lago Village Apartments Project),
                               Series F, 5.90% due 12/01/2027 ............... $ 1,677         --         --         --   $   1,677
AAA      Aaa          3,500    (Wentworth Apartments Project), Series I-1,
                                 5.45% due 10/01/2037 .......................      --         --     $3,297         --       3,297
AAA      Aaa          3,750    (Willow Lake Apartments), Series J-1,
                                 5.35% due 7/01/2027 ........................      --         --         --     $3,553       3,553
AAA      Aaa          6,000    (Willow Lake Apartments), Series J-1,
                                 5.45% due 1/01/2038 ........................      --         --         --      5,652       5,652
NR*      Aaa         17,460    Florida HFA Revenue Refunding Bonds, RITR,
                                 AMT, Series 12, 8.32% due 7/01/2029(b)(g) ..  11,122     $6,645         --         --      17,767
                               Florida Housing Finance Corporation, Housing
                                 Revenue Bonds, AMT:
NR*      Aaa          3,500    (Hampton Court Apartments), Series D-1,
                                 5.55% due 9/01/2025 (h) ....................   3,406         --         --         --       3,406
AAA      NR*          2,300    (Spring Harbor Apartments), Series C-1,
                                 5.50% due 8/01/2019 (c) ....................      --         --      2,230         --       2,230
AAA      Aaa          2,610    Florida Housing Finance Corporation Revenue
                                 Bonds, Homeowner Mortgage,
                                 Series 1, 5.10% due 7/01/2013(b) ...........   2,468         --         --         --       2,468
AAA      Aaa          5,195    Florida Housing Finance Corporation Revenue
                                 Refunding Bonds, Homeowner Mortgage,
                                 AMT, Series 2, 5.35% due 1/01/2021(b) ......      --      1,812      3,027         --       4,839
AAA      Aaa          5,665    Florida Municipal Loan Council Revenue Bonds,
                                 5% due 4/01/2029(b) ........................      --         --         --      5,101       5,101
AAA      Aaa          4,000    Florida Ports Financing Commission Revenue
                                 Bonds (State Transportation Trust Fund), AMT,
                                 5.375% due 6/01/2027(b) ....................      --         --         --      3,798       3,798
                               Florida State Governmental Utility Authority,
                                 Utility Revenue Bonds(c):
NR*      Aaa          6,205      (Barefoot Bay Utility system), 5% due
                                 10/01/2029 .................................      --      5,583         --         --       5,583
NR*      Aaa          4,600      (Golden Gate Utility System), 5% due
                                 7/01/2029 ..................................     900      3,240         --         --       4,140



                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++

------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------

NR*      Aaa       $ 6,075       (Poinciana Utility System), 5.25% due
                                 10/01/2018 .................................      --         --         --     $5,848      $5,848
NR*      Aaa         1,525       (Sarasota Utility System), 5% due 10/01/2029      --         --         --      1,372       1,372
AAA      Aaa         1,900     Florida State Mid-Bay Bridge Authority
                                 Revenue Bonds, Series A, 5.45%** due
                                 10/01/2023(c) .............................. $   467         --         --         --         467
                               Florida State Turnpike Authority, Turnpike
                                 Revenue Bonds (Department of Transportation)
AAA      Aaa        11,250       Series A, 5% due 7/01/2021(i) ..............      --     $3,905     $2,756      3,675      10,336
AAA      Aaa        10,000       Series A, 4.50% due 7/01/2027(i) ...........      --      8,250         --         --       8,250
AAA      Aaa         1,500     Fort Myers, Florida, Improvement Revenue
                                 Refunding Bonds, Series A, 5% due
                                 12/01/2022(c) ..............................   1,373         --         --         --       1,373
AAA      Aaa         6,000     Greater Orlando Aviation Authority, Florida,
                                 Airport Facilities Revenue Bonds, AMT,
                                 Series A, 5.125% due 10/01/2028(i) .........      --      5,457         --         --       5,457
AAA      Aaa         6,200     Hillsborough County, Florida, Aviation
                                 Authority Revenue Refunding Bonds (Tampa
                                 International Airport), Series B,
                                 5.125% due 10/01/2017(c) ...................   5,895         --         --         --       5,895
AAA      Aaa         3,825     Hillsborough County, Florida, Capital
                                 Improvement Revenue Bonds (Warehouse and
                                 Sheriffs Facilities Project), 5% due
                                 7/01/2028(d) ...............................      --         --      3,448         --       3,448
AAA      Aaa         2,500     Hillsborough County, Florida, Court
                                 Facilities Revenue Bonds, 5.40% due
                                 5/01/2030(c) ...............................      --         --      2,402         --       2,402
AAA      Aaa         3,000     Hillsborough County, Florida, Port District
                                 Special Revenue Refunding Bonds (Tampa Port
                                 Authority), AMT, 6% due 6/01/2020(d) .......   3,042         --         --         --       3,042
AAA      Aaa         2,500     Hillsborough County, Florida, School Board,
                                 COP, Revenue Refunding Bonds (Master Lease
                                 Program), Series A, 5% due 7/01/2023 (b) ...   2,276         --         --         --       2,276
NR*      Aaa        21,015     Hillsborough County, Florida, School Board,
                                 COP, RITR, Series 31, 7.07% due
                                 7/01/2021(b)(g) ............................  10,285      9,338         --         --      19,623
NR*      Aaa         2,415     Homestead Florida Water and Wastewater
                                 Revenue Refunding Bonds, 5.25% due
                                 10/01/2027(c) ..............................   2,283         --         --         --       2,283



                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++

------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------

AAA      NR*       $15,000     Jacksonville, Florida, Health Facilities
                                 Authority, Hospital Revenue Bonds
                                 (Charity Obligation Group), Series C,
                                 5.375% due 8/15/2029 (b) ................... $ 4,788    $ 4,788         --     $4,789     $14,365
NR*      VMIG1+        200     Jacksonville, Florida, Health Facilities
                                 Authority, Hospital Revenue Refunding Bonds
                                 (Genesis Rehabilitation Hospital), VRDN,
                                 3.20% due 5/01/2021 (a) ....................     200         --         --         --         200
AAA      NR*        12,990     Jacksonville, Florida, HFA, Hospital Revenue
                                 Refunding Bonds, RIB, Series 49, 6.604% due
                                 8/15/2027(b)(g) ............................      --         --    $10,744         --      10,744
                               Jupiter Island, Florida, Utility System
                                 Revenue Bonds (South Martin Regional
                                 Utility)(b):
AAA      Aaa         3,000       5% due 10/01/2018 ..........................      --         --      2,797         --       2,797
AAA      Aaa         1,900       5% due 10/01/2028 ..........................      --         --         --      1,712       1,712
AA-      A1          2,000     Lakeland, Florida, Electric and Water Revenue
                                 Bonds, 5.50% due 10/01/2006(f) .............   2,128         --         --         --       2,128
                               Lakeland, Florida, Electric and Water Revenue
                                 Refunding Bonds, Series A (b):
AAA      Aaa         5,500       5% due 10/01/2018 ..........................   2,807      2,339         --         --       5,146
AAA      Aaa         2,040       5% due 10/01/2019 ..........................      --         --      1,896         --       1,896
AAA      Aaa         9,650       5% due 10/01/2028 ..........................   4,190      2,253      2,253         --       8,696
AAA      Aaa         5,500     Lakeland, Florida, Hospital System Revenue
                                 Bonds (Lakeland Regional Health System),
                                 Series A, 5.50% due 11/15/2026(b) ..........      --         --      2,441      2,929       5,370
NR*      Aaa           970     Lee County, Florida, Housing Finance
                                 Authority, S/F
                                 Mortgage Revenue Refunding Bonds, AMT,
                                 Series A-2, 6.30% due 3/01/2029(e)(h)(j) ...      --      1,028         --         --       1,028
AAA      Aaa        15,000     Lee County, Florida, Water and Sewer Revenue
                                 Bonds, Series A, 5% due 10/01/2029 (c) .....   2,249      4,499         --      6,749      13,497
                               Leon County, Florida, School Board COP,
                                 Master Lease Program(b):
AAA      Aaa         2,460       5.125% due 7/01/2017 .......................   2,353         --         --         --       2,353
AAA      Aaa         1,000       5.125% due 7/01/2022 .......................     931         --         --         --         931



                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++
------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       $  1,000    Manatee County, Florida, School Board COP,
                                 6.125% due 7/01/2006(b)(f) ................. $ 1,101         --         --         --      $1,101
AAA      Aaa          3,665    Martin County, Florida, Health Facilities
                                 Authority, Hospital Revenue Bonds (Martin
                                 Memorial Medical Center Project), Series A,
                                 5.375% due 11/15/2024(b) ...................   3,521         --         --         --       3,521
AAA      Aaa          5,750    Miami Beach, Florida, Parking Revenue Bonds,
                                 5.125% due 9/01/2022(d) ....................      --         --         --     $5,371       5,371
AAA      Aaa          3,000    Miami-Dade County, Florida, Professional
                                 Sports Franchise Facility Revenue
                                 Refunding Bonds, 5% due 10/01/2023(b) ......   2,734         --         --         --       2,734
NR*      Aaa         14,000    Miami-Dade County, Florida, Public Service
                                 Tax Revenue Bonds (UMSA Public
                                 Improvements), 5% due 10/01/2023(d) ........   3,645     $4,557     $4,557         --      12,759
                               Miami-Dade County, Florida, School Board,
                                 COP, Refunding:
AAA      Aaa          1,000      Series A, 5% due 8/01/2026 (c) .............     903         --         --         --         903
AAA      Aaa          9,900      Series C, 5% due 8/01/2025(d) ..............   1,809      1,357        905      4,884       8,955
AAA      Aaa         16,270    Miami-Dade County, Florida, Water and Sewer
                                 Revenue Bonds, Series A, 5% due
                                 10/01/2029 (i) .............................   3,545      5,241         --      5,853      14,639
NR*      Aaa          8,750    Mirimar, Florida, Wastewater Improvement
                                 Assessment Revenue Refunding Bonds, 5% due
                                 10/01/2025(b) ..............................   5,207         --         --      2,717       7,924
AAA      Aaa          4,000    North Broward, Florida, Hospital District
                                 Improvement Revenue Refunding Bonds, 5.375%
                                 due 1/15/2024(b) ...........................   3,845         --         --         --       3,845
AAA      Aaa          2,850    North Port, Florida, Utility Revenue
                                 Refunding Bonds, 5% due 10/01/2018(i) ......      --      2,657         --         --       2,657
AAA      Aaa          1,750    North Springs, Florida, Improvement District,
                                 Water Management, GO, Refunding, 5% due
                                 5/01/2019(b) ...............................      --         --      1,624         --       1,624
AAA      Aaa          3,340    Okaloosa County, Florida, Gas District
                                 Revenue Refunding Bonds, Gas Systems,
                                 Series A, 5.625% due 10/01/2023(b) .........   3,341         --         --         --       3,341
AAA      Aaa          2,950    Okeechobee, Florida, Utility Authority,
                                 Utility System Revenue Refunding Bonds,
                                 Capital Improvements, 5% due 10/01/2019(d) .      --         --      2,741         --       2,741

                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++

------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------

NR*      Aaa       $  2,525    Orange County, Florida, HFA, Homeowner
                                 Revenue Refunding Bonds, AMT, Series A-1,
                                 5.60% due 9/01/2024(c) .....................      --         --     $2,414         --      $ 2,414
                               Orange County, Florida, HFA, M/F Revenue
                                 Bonds (Metro Place Apartments), AMT,
                                 Series A (h):
AAA      NR*          1,000      5.35% due 10/01/2023 ....................... $   951         --         --         --          951
AAA      NR*          4,015      5.375% due 10/01/2030 ......................      --     $3,781         --         --        3,781
AAA      NR*          4,965    Orange County, Florida, HFA, S/F Mortgage
                                 Revenue Bonds, AMT, Series B, 5.875% due
                                 3/01/2028(e)(h) ............................      --      5,010         --         --        5,010
                               Orange County, Florida, Health Facilities
                                 Authority, Mortgage Revenue Bonds
                                 (South Central Nursing), Series A(d):
AAA      Aaa          4,000      5.40% due 7/01/2019 ........................     962         --         --         --          962
AAA      Aaa          2,470      5.50% due 7/01/2032 ........................      --         --      2,898     $2,386        5,284
NR*      Aaa          7,620    Orange County, Florida, School Board, COP,
                                 Series A, 5% due 8/01/2024(e) ..............      --         --         --      6,924        6,924
NR*      Aaa         17,650    Orange County, Florida, School Board, COP,
                                 Refunding Bonds, Series A, 5.375% due
                                 8/01/2022(b) ...............................   9,698      7,419         --         --       17,117
                               Orange County, Florida, Tourist Development
                                 Tax Revenue Refunding Bonds(b):
AAA      Aaa          2,500      5% due 10/01/2018 ..........................      --      2,339         --         --        2,339
AAA      Aaa          5,160      5% due 10/01/2019 ..........................      --         --         --      4,795        4,795
AAA      Aaa          5,000      5.125% due 10/01/2021 ......................   4,670         --         --         --        4,670
                               Orlando and Orange County Expressway
                                 Authority, Florida, Expressway Revenue
                                 Refunding Bonds, Junior Lien(i):
AAA      Aaa         18,400      5% due 7/01/2021 ...........................      --         --      4,589     12,298       16,887
AAA      Aaa         10,000      5% due 7/01/2028 ...........................   4,520      4,520         --         --        9,040
NR*      Aaa          8,500    Osceola County, Florida, Sales Tax Revenue
                                 Bonds, 5% due 4/01/2019(d) .................   3,256         --         --      4,651        7,907
AAA      Aaa          3,750    Palm Bay, Florida, Utility Systems Capital
                                Improvement Revenue Bonds, 5% due
                                10/01/2028(e) ...............................     --          --         --      3,379        3,379


                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)

                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++
------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------
                               Peace River/Manasota, Florida, Regional Water
                                 Supply Authority Revenue Refunding Bonds
                                 (Peace River Option Project), Series A,
AAA      NR*       $  3,000      5.20% due 10/01/2018(b) ....................      --     $2,866         --         --      $2,866
AAA      NR*          2,500      5% due 10/01/2028 (b) ......................      --         --     $2,259         --       2,259
NR*      Aaa          1,425    Pembroke Pines, Florida, Capital Improvement
                                 Revenue Refunding Bonds, 5.25% due
                                 12/01/2026(c) ..............................      --         --      1,346         --       1,346
                               Pinellas County, Florida, HFA, S/F Housing
                                 Revenue Bonds, Multi-County Program, AMT
                                 (e)(h):
NR*      Aaa          1,600      Series A-1, 5.30% due 9/01/2030 ............ $ 1,454         --         --         --       1,454
NR*      Aaa          3,325      Series B-1, 5.60% due 9/01/2025 ............      --         --      3,172         --       3,172
NR*      Aaa          1,000      Series B-2, 5.45% due 9/01/2017 ............      --         --         --     $  975         975
A1+      VMIG1+         300    Pinellas County, Florida, Health Facilities
                                 Authority, Revenue Refunding Bonds (Pooled
                                 Hospital Loan Program), DATES,
                                 3.10% due 12/01/2015(a) ....................      --        300         --         --         300
AAA      Aaa          3,285    Pinellas County, Florida, Sewer Revenue
                                 Refunding Bonds, 5% due 10/01/2024(i) ......      --         --      2,984         --       2,984
AAA      Aaa          3,500    Polk County, Florida, School Board, COP,
                                 5% due 1/01/2024(d) ........................      --         --      3,184         --       3,184
AAA      Aaa          7,095    Saint John's County, Florida, IDA, IDR (Golf
                                 Hall of Fame Project), 5.875% due
                                 9/01/2023(b) ...............................   7,201         --         --         --       7,201
AAA      Aaa          3,750    Saint John's County, Florida, Sales Tax
                                 Revenue Refunding Bonds, 5% due
                                 10/01/2019(i) ..............................      --      3,485         --         --       3,485
AAA      Aaa          1,500    Saint John's River Management District,
                                 Florida, Land Acquisition Revenue Refunding
                                 Bonds, 5.125% due 7/01/2016(d) .............      --         --         --      1,437       1,437
                               Saint Lucie County, Florida, PCR, Refunding
                                 (Florida Power and Light Company Project),
                                 VRDN(a)
A-1+     NR*          1,400      2.85% due 1/01/2026 ........................      --         --      1,700      1,400        3,100
A-1+     VMIG1+       5,100      3.20% due 3/01/2027 ........................   1,000         --         --      2,400        3,400

                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++

------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------

AAA      Aaa       $ 3,000     Saint Petersburg, Florida, Excise Tax Revenue
                                 Refunding Bonds, 5.15% due 10/01/2013(i) ... $ 2,953         --         --         --     $ 2,953
NR*      Aaa        12,205     Saint Petersbrg, Florida, Public Utilities
                                 Revenue Bonds, Series A, 5% due
                                 10/01/2028(d) ..............................   4,505         --     $1,987     $4,506      10,998
NR*      Aaa         9,500     Sarasota County, Florida, Public Hospital
                                 Board, Revenue Refunding Bonds, RITR,
                                 Series 99, 7.355% due 7/01/2028(b)(g) ......      --         --         --      8,964       8,964
AAA      Aaa         3,500     Sarasota County, Florida, Public Hospital
                                 Board, Revenue Refunding Bonds (Sarasota
                                 Memorial Hospital), Series B, 5.25% due
                                 7/01/2024(b) ...............................   3,292         --         --         --       3,292
AAA      Aaa         5,430     Seminole County, Florida, School Board, COP,
                                 Series A, 5% due 7/01/2023(b) ..............      --         --      4,944         --       4,944
                               Sunrise, Florida, Utility System Revenue
                                 Refunding Bonds(c):
AAA      Aaa         6,000       5.20% due 10/01/2022 .......................      --         --         --      5,666       5,666
AAA      Aaa        27,295       5% due 10/01/2028 ..........................   7,219     $7,219      7,219      2,973      24,630
AAA      Aaa        10,000     Sunrise Lakes, Florida, Phase 4 Recreation
                                 District,
                                 Refunding Bonds, GO, 5.25% due 8/01/2024(c)       --      9,455         --         --       9,455
AAA      Aaa         2,140     Tallahasee, Florida, Energy System Revenue
                                 Refunding
                                 Bonds, Series A, 5% due 10/01/2028(d) ......      --         --      1,928         --       1,928
NR*      Aaa         5,965     Tampa, Florida, Solid Waste System Revenue
                                 Refunding
                                 Bonds (McKay Bay Refuse-to-Energy), AMT,
                                 Series B, 5.25% due 10/01/2016(c) ..........      --         --         --      5,712       5,712
NR*      Aaa         7,500     Tampa, Florida, Sports Authority Revenue
                                 Bonds, RITR, Series 98, 6.852% due
                                 1/01/2027(b)(g) ............................      --         --         --      6,668       6,668
AAA      Aaa        21,850     Tampa, Florida, Sports Authority Revenue
                                 Bonds, Sales Tax Payments (Stadium
                                 Project), 5.25% due 1/01/2027 (b) ..........      --     13,574      7,094          --     20,668
AAA      Aaa         1,000     Tampa, Florida, Sports Authority Revenue
                                 Bonds, Sales Tax Payments (Tampa Bay Arena
                                 Project), 5.75% due 10/01/2020 .............      --      1,027         --         --       1,027
AAA      Aaa         5,600     Tampa, Florida, Utility Tax Improvement
                                 Revenue Bonds, 5% due 10/01/2019(d) ........      --         --      5,204         --       5,204


                         Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)



                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++
------------------------------------------------------------------------------------------------------------------------------------
Florida (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                               Tampa-Hillsborough County, Florida,
                                 Expressway Authority Revenue Refunding
                                 Bonds (c):
AAA      Aaa       $  3,115      5.125% due 7/01/2019 .......................      --         --         --     $2,932     $ 2,932
AAA      Aaa          9,600      5% due 7/01/2027 ........................... $ 6,602    $ 2,140         --         --       8,742
------------------------------------------------------------------------------------------------------------------------------------
Illinois -- 5.1%
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         15,000    Chicago, Illinois, Board of Education, GO
                                 (Chicago School Reform Project), Series A,
                                 5.25% due 12/01/2027(c) ....................      --      3,680     $5,520         --       9,200
AAA      Aaa         17,430    Chicago, Illinois, Water Revenue Refunding
                                 Bonds, 5.25% due 11/01/2027(i) .............   4,601     11,438         --      4,601      20,640
AAA      Aaa          3,500    Illinois Development Finance Authority, PCR,
                                 Refunding (Illinois Power Company Project),
                                 Series B, 5.40% due 3/01/2028(b) ...........      --         --         --      3,269       3,269
AAA      Aaa          1,600    Illinois Educational Facilities Authority
                                 Revenue Refunding Bonds (Illinois Institue
                                 of Technology), 5.25% due 12/01/2025(c) ....      --         --         --      1,478       1,478
A-1+     VMIG1+         695    Illinois Health Facilities Authority Revenue
                                 Refunding Bonds (University of Chicago
                                 Hospitals), VRDN, 3.20% due 8/01/2026(a)(b)       --         --        400        295         695
AAA      Aaa          5,200    Metropolitan Pier and Exposition Authority,
                                 Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion
                                 Project), Series A, 5.25% due 6/15/2027(c) .      --      4,787         --         --       4,787
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 1.1%
------------------------------------------------------------------------------------------------------------------------------------
AAA   Aaa             4,800    Massachusetts State Turnpike Authority,
                                 Metropolitan Highway System Revenue
                                 Refunding Bonds, Sub-Series B,
                                 5.25% due 1/01/2029(b) .....................   4,442         --         --         --       4,442
AAA   Aaa             4,500    Massachusetts State Water Resource Authority
                                 Revenue Refunding Bonds, Series D, 5% due
                                 8/01/2024(b) ...............................   4,034         --         --         --       4,034


                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)

                                                                                         Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                     Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                       Insured++     II++      III++      IV++     Insured++
------------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 0.2%
------------------------------------------------------------------------------------------------------------------------------------
A1+      NR*       $  1,800    Beltrami County, Minnesota, Environmental
                                 Control Revenue Refunding Bonds (Northwood
                                 Panelboard Co. Project),
                                 VRDN, 3.20% due 12/01/2021(a) ..............      --         --         --     $1,800      $1,800
------------------------------------------------------------------------------------------------------------------------------------
New York -- 1.0%
------------------------------------------------------------------------------------------------------------------------------------
                           Long Island Power Authority, New York,
                             Electric System Revenue Bonds, VRDN(a):
A-       VMIG1+         400      Sub-Series 5, 3.15% due 5/01/2033 ..........      --     $  200     $  200         --         400
A1+      VMIG1+       3,900      Sub-Series 7, 3.15% due 4/01/2025(b) ....... $ 2,500         --         --      1,400       3,900
AAA      Aaa          2,500    Long Island Power Authority, New York,
                                 Electric System Revenue Refunding Bonds,
                                 Series A, 5% due 12/01/2018(d) .............      --         --         --      2,305       2,305
A1+      VMIG1+       1,600    New York State Thruway Authority, General
                                 Revenue Bonds, VRDN, 3.10% due
                                 1/01/2024(a)(i) ............................   1,600         --         --         --       1,600
------------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 0.1%
------------------------------------------------------------------------------------------------------------------------------------
A1+      NR*            700    Raleigh Durham, North Carolina, Airport
                                 Authority, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc.), VRDN,
                                 Series B, 3.20% due 11/01/2015(a) ..........     700         --         --         --         700
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 0.0%
------------------------------------------------------------------------------------------------------------------------------------
A1+      NR*            200    Geisinger Authority, Pennsylvania, Health
                                 System Revenue Refunding Bonds (Penn
                                 State--Geisinger Health), VRDN, Series B,
                                 3.15% due 8/15/2028(a) .....................      --        200         --         --         200
------------------------------------------------------------------------------------------------------------------------------------
Texas -- 7.3%
------------------------------------------------------------------------------------------------------------------------------------
A-1+     NR*          1,600    Harris County, Texas, Health Facilities
                                 Development Corporation, Hospital
                                 Revenue Refunding Bonds (Methodist
                                 Hospital), VRDN, 3.20% due 12/01/2025(a) ...     200         --        400      1,000       1,600
AAA      Aaa         39,600    Houston, Texas, Water and Sewer System
                                 Revenue Refunding Bonds, Junior Lien,
                                 Series A, 5.25% due 12/01/2025(i) ..........   8,965      9,339      9,339      9,339      36,982


                        Combined Schedule of Investments
  for MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV
                     August 31, 1999 (unaudited) (continued)
                                 (in Thousands)

                                                                                          Florida    Florida    Florida   Pro Forma
S&P      Moody's     Face                                                      Florida    Insured    Insured    Insured    Florida
Ratings  Ratings    Amount                       Issue                        Insured++     II++      III++      IV++     Insured++
------------------------------------------------------------------------------------------------------------------------------------
Texas (concluded)
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         16,300    Matagorda County, Texas, Navigation
                                 District Number 1 Revenue Refunding
                                 Bonds (Reliant Energy Inc.),
                                 Series A, 5.25% due 6/01/2026(c) .........   $  3,682         --   $  3,038   $  8,285    $ 15,005
A1+      Aaa          2,300    North Central Texas Health Facility
                                 Development Corporation Revenue Bonds
                                 (Methodist Hospitals-Dallas), VRDN,
                                 Series B, 3.20% due 10/01/2015(a)(b) .....         --   $  2,300         --         --       2,300
AAA      Aaa          2,120    North Harris, Texas, Montgomery Community
                                 College District, GO, 5.25% due
                                 2/15/2025(c) .............................      1,979         --         --         --       1,979
                                                                              --------   --------   --------   --------    --------
Total Investments (Cost - $812,100) - 98.1% ...............................    246,420    197,154    127,977    203,138     774,689
Other Assets Less Liabilities (Liabilities in Excess of Other Assets) - 1.9%     7,725      7,390      5,594     (1,986)     15,068
                                                                              --------   --------   --------   --------    --------
Net Assets - 100.0% .......................................................   $254,145   $204,544   $133,571   $201,152    $789,757
                                                                              ========   ========   ========   ========    ========


(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.
(b)   MBIA Insured.
(c)   AMBAC Insured.
(d)   FSA Insured.
(e)   GNMA Collateralized.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.

(h)   FNMA Collateralized.
(i)   FGIC Insured.
(j)   FHLMC Collateralized.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
+     Highest short-term rating by Moody's Investors Service, Inc.
++    Value as discussed in Combined Notes to Financial Statements.

Portfolio
Abbreviations

            To simplify the listings of MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DATES       Daily Adjustable Tax-Exempt Securities
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
RIB         Resident Interest Bonds
RITR        Residual Interest Trust Receipts
S/F         Single-Family
VRDN        Variable Rate Demand Notes

      The following unaudited pro forma Combined Statement of Assets, Liabilities and Capital has been derived from the Statements of Assets, Liabilities and Capital of the respective Funds as of August 31, 1999 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at August 31, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital is presented for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at August 31, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

         PRO FORMA COMBINED STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
  FOR MUNIHOLDINGS FLORIDA INSURED FUND, MUNIHOLDINGS FLORIDA INSURED FUND II, MUNIHOLDINGS FLORIDA INSURED FUND III AND MUNIHOLDINGS FLORIDA INSURED FUND IV
                        As of August 31, 1999 (UNAUDITED)

                                                          Florida             Florida             Florida
                                                          Insured            Insured II         Insured III
                                                       -------------       -------------       -------------
Assets:
Investments, at value* (Note 1a) ................      $ 246,420,048       $ 197,153,640       $ 127,976,818
Cash ............................................             92,922           2,814,836           1,765,347
Receivables:
  Securities sold ...............................          4,516,611           5,017,852           6,323,256
  Interest ......................................          4,260,754           3,189,650           1,963,888
Prepaid expenses and other assets ...............             12,045              20,875                 318
                                                       -------------       -------------       -------------
Total assets ....................................        255,302,380         208,196,853         138,029,627
                                                       =============       =============       =============
Liabilities:
Payables:
  Securities purchased ..........................            832,089           3,255,568           4,121,971
  Offering costs (Note 1e) ......................             52,060             111,805             154,428
  Dividends to shareholders (Note 1f) ...........             90,800             174,780             112,128
  Investment adviser (Note 2) ...................            105,700              85,540              45,499
Accrued expenses and other liabilities ..........             77,023              25,556              24,627
                                                       -------------       -------------       -------------
Total liabilities ...............................          1,157,672           3,653,249           4,458,653
                                                       -------------       -------------       -------------
Net Assets ......................................      $ 254,144,708       $ 204,543,604       $ 133,570,974
                                                       =============       =============       =============
Capital
Capital Shares (unlimited number of shares of
  beneficial interest authorized)
    Preferred Shares, par value $.10 per share of
      AMPS** issued and outstanding+ at $25,000
      per share liquidation preference ..........      $ 104,750,000       $  86,000,000       $  54,000,000
    Common Shares, par value $.10 per share,
      issued and outstanding++ ..................          1,079,805             884,069             618,183
Paid-in capital in excess of par ................        159,650,433         130,634,368          91,277,758
Undistributed investment income - net ...........          1,283,310             734,244             445,280
Accumulated realized capital losses on
  investments - net .............................         (3,925,454)         (3,827,808)         (6,624,978)
Unrealized appreciation (depreciation) on
  investments - net .............................         (8,693,386)         (9,881,269)         (6,145,269)
                                                       -------------       -------------       -------------
Total Capital ...................................      $ 254,144,708       $ 204,543,604       $ 133,570,974
                                                       =============       =============       =============
  * Identified Cost .............................      $ 255,113,434       $ 207,034,908       $ 134,122,087
                                                       =============       =============       =============
  + AMPS** issued and outstanding ...............              4,190               3,440               2,160
                                                       =============       =============       =============
 ++ Shares issued and outstanding ...............         10,798,052           8,840,687           6,181,830
                                                       =============       =============       =============
+++ Net asset value per Common Share ............      $       13.84       $       13.41       $       12.87
                                                       =============       =============       =============

**    Auction Market Preferred Shares.

----------
(1)   Assumes the distribution of undistributed net investment income.
(2)   Reflects the charge for estimated Reorganization expenses of $507,000.

See Notes to Financial Statements.

                                                         Florida                             Pro Forma
                                                        Insured IV          Adjustments    Florida Insured
                                                       -------------       -------------    -------------
Assets:
Investments, at value* (Note 1a) ................      $ 203,138,180                        $ 774,688,686
Cash ............................................            116,738                            4,789,843
Receivables:
  Securities sold ...............................          1,403,569                           17,261,288
  Interest ......................................          3,674,971                           13,089,263
Prepaid expenses and other assets ...............             18,250                               51,488
                                                       -------------       -------------    -------------
Total assets ....................................        208,351,708                          809,880,568
                                                       -------------       -------------    -------------
Liabilities:
Payables:
  Securities purchased ..........................          6,734,291                           14,943,919
  Offering costs (Note 1e) ......................            219,170                              537,463
  Dividends to shareholders (Note 1f) ...........            145,369           3,146,548(1)     3,669,625
  Investment adviser (Note 2) ...................             42,873                              279,612
Accrued expenses and other liabilities ..........             58,408             507,000(2)       692,614
                                                       -------------       -------------    -------------
Total liabilities ...............................          7,200,111           3,653,548       20,123,233
                                                       -------------       -------------    -------------
Net Assets ......................................      $ 201,151,597       $  (3,653,548)   $ 789,757,335
                                                       =============       =============    =============
Capital
Capital Shares (unlimited number of shares of
  beneficial interest authorized)
    Preferred Shares, par value $.10 per share of
      AMPS** issued and outstanding+ at $25,000
      per share liquidation preference ..........      $  83,500,000                        $ 328,250,000
    Common Shares, par value $.10 per share,
      issued and outstanding++ ..................            912,603            (126,343)       3,368,317
Paid-in capital in excess of par ................        134,919,545            (380,657)     516,101,447
Undistributed investment income - net ...........            683,714          (3,146,548)               0
Accumulated realized capital losses on
  investments - net .............................         (6,172,593)                         (20,550,833)
Unrealized appreciation (depreciation) on
  investments - net .............................        (12,691,672)                         (37,411,596)
                                                       -------------       -------------    -------------
Total Capital ...................................      $ 201,151,597       $  (3,653,548)   $ 789,757,335
                                                       =============       =============    =============
  * Identified Cost .............................      $ 215,829,852                  --    $ 812,100,281
                                                       =============       =============    =============
  + AMPS** issued and outstanding ...............              3,340                  --           13,130
                                                       =============       =============    =============
 ++ Shares issued and outstanding ...............          9,126,034          (1,263,429)      33,683,174
                                                       =============       =============    =============
+++ Net asset value per Common Share ............      $       12.89                  --    $       13.70
                                                       =============       =============    =============

**    Auction Market Preferred Shares.

----------
(1)   Assumes the distribution of undistributed net investment income.
(2)   Reflects the charge for estimated Reorganization expenses of $507,000.

See Notes to Financial Statements.

      The following unaudited pro forma Combined Statement of Operations has been derived from the statement of operations of the respective Funds for the periods indicated through August 31, 1999 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on September 1, 1998. The pro forma Combined Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that actually would have resulted if the Reorganization had been consummated on September 1, 1998 nor which may result from future operations. The pro forma Combined Statement of Operations should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

                   PRO FORMA COMBINED STATEMENT OF OPERATIONS
  FOR MUNIHOLDINGS FLORIDA INSURED FUND, MUNIHOLDINGS FLORIDA INSURED FUND II, MUNIHOLDINGS FLORIDA INSURED FUND III AND MUNIHOLDINGS FLORIDA INSURED FUND IV
                                   (UNAUDITED)

                                                     Florida Insured       Florida Insured        Florida Insured
                                                          Fund                 Fund II                Fund III
                                                     For the period        For the period          For the period
                                                    September 1, 1998     September 1, 1998        October 1, 1998
                                                   to August 31, 1999     to August 31, 1999     to August 31, 1999
                                                   ------------------     ------------------     ------------------
Investment Income (Note 1d):
Interest and amortization of premium and
  discount earned ...............................      $ 14,307,432           $ 11,430,850           $  6,549,992
                                                       ------------           ------------           ------------
Expenses:
Investment advisory fees (Note 2) ...............         1,503,913              1,201,746                644,291
Commission fees .................................           265,667                211,145                113,802
Accounting services (Note 2) ....................            84,433                 40,136                 85,148
Professional fees ...............................            68,994                 73,526                 47,665
Transfer agent fees .............................            44,542                 33,629                 32,863
Trustees' fees and expenses .....................            18,438                 20,969                 20,879
Listing fees ....................................            35,804                 18,576                 14,534
Custodian fees ..................................            21,557                 20,195                  9,662
Printing and shareholder reports ................            22,277                 22,623                  8,440
Pricing fees ....................................            11,136                  7,335                  1,058
Other ...........................................            39,689                 14,716                 10,355
                                                       ------------           ------------           ------------
Total expenses before reimbursement .............         2,116,450              1,664,596                988,697
Reimbursement of expenses (Note 2) ..............          (128,456)               (89,378)              (337,090)
                                                       ------------           ------------           ------------
Total expenses after reimbursement ..............         1,987,994              1,575,218                651,607
                                                       ------------           ------------           ------------
Investment income - net .........................        12,319,438              9,855,632              5,898,385
                                                       ------------           ------------           ------------
Realized & Unrealized Loss on
  Investments - Net (Notes 1b & 1d)
Realized gain (loss) on investments-net .........        (1,856,838)            (2,876,562)            (6,624,978)
Change in unrealized appreciation/depreciation on
  investments - net .............................       (17,298,513)           (14,253,425)            (6,145,269)
                                                       ------------           ------------           ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations ...............................      $ (6,835,913)          $ (7,274,355)          $ (6,871,862)
                                                       ============           ============           ============

----------
+     Commencement of operations.
(1) Reflects the anticipated savings of the Reorganization through fewer audits and consolidation of printing, accounting and other services.
(2) This Pro Forma Combined Statement of Operations excludes non-recurring estimated Reorganization expenses of $507,000.
      See Notes to Financial Statements.

                                                    Florida Insured
                                                        Fund IV
                                                     For the period
                                                    January 29, 1999+                                    Pro Forma
                                                   to August 31, 1999          Adjustments            Florida Insured
                                                   ------------------          -----------            ---------------
Investment Income (Note 1d):
Interest and amortization of premium and
  discount earned ...............................     $  6,168,565                                      $ 38,456,839
                                                      ------------           ------------               ------------
Expenses:
Investment advisory fees (Note 2) ...............          591,070                                         3,941,020
Commission fees .................................          107,876                                           698,490
Accounting services (Note 2) ....................           26,884               (123,401)(1)                113,200
Professional fees ...............................           29,731               (136,916)(1)                 83,000
Transfer agent fees .............................           22,316                                           133,350
Trustees' fees and expenses .....................           15,910                (57,758)(1)                 18,438
Listing fees ....................................            8,995                                            77,909
Custodian fees ..................................            8,625                                            60,039
Printing and shareholder reports ................            9,688                   (528)(1)                 62,500
Pricing fees ....................................            3,494                                            23,023
Other ...........................................            6,097                                            70,857
                                                      ------------           ------------               ------------
Total expenses before reimbursement .............          830,686               (318,603)                 5,281,826
Reimbursement of expenses (Note 2) ..............         (426,357)                     0                   (981,281)
                                                      ------------           ------------               ------------
Total expenses after reimbursement ..............          404,329               (318,603)                 4,300,545
                                                      ------------           ------------               ------------
Investment income - net .........................        5,764,236                318,603                 34,156,294
                                                      ------------           ------------               ------------
Realized & Unrealized Loss on
  Investments - Net (Notes 1b & 1d)
Realized loss on investments-net ................       (6,172,593)                     0                (17,530,971)
Change in unrealized appreciation/depreciation on
  investments - net .............................      (12,691,672)                     0                (50,388,879)
                                                      ------------           ------------               ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations ...............................     $(13,100,029)          $    318,603               $(33,763,556)
                                                      ============           ============               ============

----------
+     Commencement of operations.
(1) Reflects the anticipated savings as a result of of the Reorganization through fewer audits and consolidation of printing, accounting and other services.
(2) This Pro Forma Combined Statement of Operations excludes non-recurring estimated Reorganization expenses of $507,000.

See Notes to Financial Statements.

MuniHoldings Florida Insured Fund

COMBINED NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:


      MuniHoldings Florida Insured Fund (the "Fund," which term as used herein shall refer to MuniHoldings Florida Insured Fund after giving effect to the Reorganization) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management necessary to a fair statement of the results for the interim period presented. The Fund will determine and make available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MFL. The following is a summary of significant accounting policies followed by the Fund.


      (a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

      (b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      (c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

      (d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.


      (e) Offering expenses-- Direct expenses relating to the public offering of the Fund's Common and Preferred shares were charged to capital at the time of issuance of the shares.


      (f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares.


      For MuniHoldings Florida Insured Fund, FAM earned fees of $1,503,913 for the period September 1, 1998 to August 31, 1999, of which $128,456 was voluntarily waived. For MuniHoldings Florida Insured Fund II, FAM earned fees of $1,201,746 for the period September 1, 1998 to August 31, 1999, of which $89,378 was voluntarily waived. For MuniHoldings Florida Insured Fund III, FAM earned fees of $644,291 for the period October 1, 1998 to August 31, 1999, of which $307,301 was voluntarily waived. In addition FAM also reimbursed the Fund $29,789 in additional expenses. For MuniHoldings Florida Insured Fund IV, FAM earned fees of $591,070 for the period January 29, 1999 to August 31, 1999, of which $407,461 was voluntarily waived. In addition FAM also reimbursed the Fund $18,896 in additional expenses.

                                                                       EXHIBIT I

                       INFORMATION PERTAINING TO EACH FUND

o     General Information Pertaining to the Funds


                                                                                           State of
                                                              Defined Term       Fiscal    Organiza-     Meeting
Fund                                                        Used in Exhibit I   Year End     tion         Time
----                                                        -----------------   --------   ---------     -------
MuniHoldings Florida Insured Fund......................      Florida Insured      8/31        MA        9:45 a.m.
MuniHoldings Florida Insured Fund II...................    Florida Insured II     6/30        MA       10:00 a.m.
MuniHoldings Florida Insured Fund III..................    Florida Insured III    9/30        MA       10:15 a.m.
MuniHoldings Florida Insured Fund IV...................    Florida Insured IV     9/30        MA       10:30 a.m.

                                                                                   Capital Shares
                                                                                  Outstanding as of
                                                                                   the Record Date
                                                                          --------------------------------
                                                                             Common
Fund                                                                         Shares                  AMPS
----                                                                         ------                  ----
Florida Insured.....................................................       10,798,052                4,190
Florida Insured II..................................................        8,840,687                3,440
Florida Insured III.................................................        6,181,830                2,160
Florida Insured IV..................................................        9,126,034                3,340


o     Information Pertaining to Officers and Trustees

                                      Year in Which Each Nominee of Florida Insured, Florida Insured II
                                             and Florida Insured IV Became a Member of the Board
                                -------------------------------------------------------------------------
Fund                            Forbes      Glenn    Montgomery   Reilly      Ryan      West       Zeikel
----                            ------      -----    ----------   ------      ----      ----       ------
Florida Insured............      1997       1999        1997       1997       1997      1997        1997
Florida Insured II.........      1997       1999        1997       1997       1997      1997        1997
Florida Insured IV.........      1999       1999        1999       1999       1999      1999        1999

                            Year in Which Each Nominee of Florida Insured III  Became a Member of the Board
                            -------------------------------------------------------------------------------
Fund                           Bodurtha     Glenn      London     Martin       May     Perold      Zeikel
----                           --------     -----      ------     ------       ---     ------      ------
Florida Insured III              1998       1999        1998       1998       1998      1998        1999




      Set forth in the table below is information regarding board and committee meetings held and the aggregate fees and expenses paid by the Fund to non-affiliated Board members during each Fund's most recently completed fiscal year.

                                             Board                          Audit Committee
                               ---------------------------------   ---------------------------------
                                                                                                      Aggregate
                                  #                                   #                      Per       Fees and
                               Meetings    Annual    Per Meeting   Meetings    Annual      Meeting     Expenses
Fund                             Held*     Fee ($)    Fee ($)**      Held      Fee ($)**  Fee ($)***      ($)
----                           --------    -------   -----------   --------    -------    ---------   ---------
Florida Insured                    5        2,000        200           4         800          0         18,438
Florida Insured II                 5        2,000        200           4         800          0         20,064
Florida Insured III                5        2,500        250           4         500         125        10,134
Florida Insured IV                 4        2,000        200           3         800          0          3,668

----------
*     Includes meetings held via teleconferencing equipment.
** The fee is payable for each meeting attended in person. A fee is not paid for telephonic meetings.
*** The Chairman of the Audit Committee of Florida Insured, Florida Insured II, Florida Insured III and Florida Insured IV receives an annual fee of $1,000.

      Set forth in the table below is information regarding compensation paid by the Fund to the non-affiliated Board members for the most recently completed fiscal year.


                               Compensation From Florida Insured I, Florida Insured II and Florida Insured IV ($)*
                               -----------------------------------------------------------------------------------
Fund                               Forbes          Montgomery       Reilly            Ryan              West
----                               ------          ----------       ------            ----              ----
Florida Insured                     $3,400           $3,400         $4,400           $3,400            $3,400
Florida Insured II                  $3,700           $3,700         $4,700           $3,700            $3,700
Florida Insured IV                  $3,600           $3,600         $4,600           $3,600            $3,600

                                                   Compensation From Florida Insured III ($)*
                                   --------------------------------------------------------------------------
Fund                               Bodurtha          London         Martin             May             Perold
----                               --------          ------         ------             ---             ------
Florida Insured III                 $4,750           $4,750         $4,750           $4,750            $4,750


----------
*     No pension or retirement benefits are accrued as part of Fund expenses.

      Set forth in the table below is information regarding the aggregate compensation paid by all registered investment companies advised by FAM and its affiliate, MLAM ("FAM/MLAM Advised Funds"), including the Funds, to the non-affiliated Board members for the year ended December 31, 1998.

                                                    Aggregate Compensation From FAM/MLAM Advised Funds
Name of Board Member                               Paid to Board members of Florida Insured III ($)(1)
--------------------                               ---------------------------------------------------
James H. Bodurtha..................................                    $163,500
Herbert I. London..................................                    $163,500
Robert R. Martin...................................                    $163,500
Joseph L. May......................................                    $163,500
Andre F. Perold....................................                    $163,500

----------
(1) The Trustees serve on the boards of FAM/MLAM Advised Funds as follows: Mr. Bodurtha (29 registered investment companies consisting of 47 portfolios); Mr. London (29 registered investment companies consisting of 47 portfolios); Mr. Martin (29 registered investment companies consisting of 47 portfolios); Mr. May (29 registered investment companies consisting of 47 portfolios); and Mr. Perold (29 registered investment companies consisting of 47 portfolios).


                                                            Aggregate Compensation From FAM/MLAM Advised Funds
                                                    Paid to Board members of Florida Insured, Florida Insured II and
Name of Board Member                                                     Florida Insured IV,($)(2)
--------------------                                ----------------------------------------------------------------
Ronald W. Forbes...................................                              $192,567
Cynthia A. Montgomery..............................                              $192,567
Charles C. Reilly..................................                              $362,858
Kevin A. Ryan......................................                              $192,567
Richard R. West....................................                              $346,125

----------
(2) The Trustees serve on the boards of FAM/MLAM-advised funds as follows: Mr. Forbes (42 registered investment companies consisting of 55 portfolios); Ms. Montgomery (42 registered investment companies consisting of 55 portfolios); Mr. Reilly (60 registered investment companies consisting of 73 portfolios); Mr. Ryan (42 registered investment companies consisting of 55 portfolios); and Mr. West (62 registered investment companies consisting of 86 portfolios).

      Set forth in the table below is information about the officers of each of the Funds.

                                                                                         Officer Since
                                                                       ------------------------------------------
                                                                       Florida   Florida      Florida     Florida
Name and Biography                                  Age     Office     Insured  Insured II  Insured III  Insured IV

Terry K.Glenn                                       59     President     1997*    1998*        1998*        1998*

   Executive Vice President of MLAM and
   FAM since 1983; Executive Vice President and Director of Princeton Services, Inc.
   ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc.
   ("PFD") since 1986 and Director thereof
   since 1991; President of Princeton
   Administrators, L.P. since 1988.

Vincent R. Giordano                                 55      Senior        1997     1998      1998          1998
   Senior Vice President of FAM and MLAM                Vice President
   since 1984; Portfolio Manager of FAM and
   MLAM since 1977; Senior Vice President of
   Princeton Services since 1993.

----------
* Mr. Glenn was elected President of each Fund in 1999. Prior to that he served as Executive Vice President of each Fund.





                                                                                         Officer Since
                                                                       ------------------------------------------
                                                                       Florida   Florida      Florida     Florida
Name and Biography                                  Age     Office     Insured  Insured II  Insured III  Insured IV
Kenneth A. Jacob                                    48  Vice President    1997     1998        1998        1998
   First Vice President of MLAM since 1997;
   Vice President of MLAM from 1984 to
   1997; Vice President of FAM since 1984.

Donald C. Burke                                     39  Vice President    1997     1998        1998        1998
   Senior Vice President and Treasurer of                  Treasurer      1999     1999        1999        1999
   MLAM and FAM since 1999; Senior Vice
   President and Treasurer of Princeton Services
   since 1999; Vice President of PFD since
   1999; First Vice President of MLAM from
   1997 to 1999; Vice President of MLAM from
   1990 to 1997; Director of Taxation of
   MLAM since 1990.

Robert A. DiMella, CFA                              33  Vice President    1997     1998        1998        1998
   Vice President of MLAM since 1997;
   Assistant Vice President of MLAM from
   1995 to 1997; Assistant Portfolio Manager of
   MLAM from 1993 to 1995.

Robert D. Sneeden                                   46  Vice President    1997      --         1998        1998
   Assistant Vice President and Portfolio
   Manager of MLAM since 1994; Vice
   President of Lehman Brothers from 1990 to
   1994.

Alice A. Pellegrino                                 59     Secretary       --       --         1998         --
   Vice President of MLAM since 1999;
   Attorney associated with MLAM since 1997;
   Associate with Kirkpatrick & Lockhart
   LLP from 1992 to 1997.

William E. Zitelli, Jr.                             31     Secretary      1999     1999       --       1998
   Attorney associated with MLAM since 1998;
   Attorney associated with Pepper
   Hamilton LLP from 1997 to 1998;
   Attorney associated with Reboul, MacMurray,
   Hewitt, Maynard and Kristol from 1994 to 1997.

                                                                      EXHIBIT II

                      AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 9th day of November, 1999, by and between MuniHoldings Florida Insured
Fund, a Massachusetts business trust ("Florida Insured"), MuniHoldings Florida Insured Fund II, a Massachusetts business trust ("Florida Insured II"), MuniHoldings Florida Insured Fund III, a Massachusetts business trust ("Florida Insured III") and MuniHoldings Florida Insured Fund IV, a Massachusetts business trust ("Florida Insured IV") (Florida Insured, Florida Insured II, Florida Insured III, and Florida Insured IV are sometimes referred to herein collectively as the "Funds"; Florida Insured II, Florida Insured III and Florida Insured IV are sometimes referred to herein collectively as the "Acquired Funds").


                             PLAN OF REORGANIZATION

      The reorganization will comprise the following:

      (a)(1) the acquisition by Florida Insured of substantially all of the assets, and the assumption by Florida Insured of substantially all of the liabilities of Florida Insured II in exchange solely for an equal aggregate value of newly issued (A) common shares, with a par value of $0.10 per share, of Florida Insured ("Florida Insured Common Shares") and (B) auction market preferred shares of Florida Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series C ("Florida Insured Series C AMPS"), and (2) the subsequent distribution by Florida Insured II to Florida Insured II shareholders of (x) all of the Florida Insured Common Shares received by Florida Insured II in exchange for such shareholders' common shares of beneficial interest, with a par value of $0.10 per share, of Florida Insured II ("Florida Insured II Common Shares") and (y) all of the Florida Insured Series C AMPS received by Florida Insured II in exchange for such shareholders' auction market preferred shares of Florida Insured II, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("Florida Insured II Series A AMPS") and such shareholders' auction market preferred shares of Florida Insured II, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared), designated Series B ("Florida Insured II Series B AMPS," and together with the Florida Insured II Series A AMPS the "Florida Insured II AMPS");

      (b)(1) the acquisition by Florida Insured of substantially all of the assets, and the assumption by Florida Insured of substantially all of the liabilities of Florida Insured III in exchange solely for an equal aggregate value of newly issued (A) Florida Insured Common Shares and (B) auction market preferred shares of Florida Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series D ("Florida Insured Series D AMPS"), and (2) the subsequent distribution by Florida Insured III to Florida Insured III shareholders of (x) all of the Florida Insured Common Shares received by Florida Insured III in exchange for such shareholders' common shares of beneficial interest, with a par value of $0.10 per share, of Florida Insured III ("Florida Insured III Common Shares") and (y) all of the Florida Insured Series D AMPS received by Florida Insured III in exchange for such shareholders' auction market preferred shares of Florida Insured III, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("Florida Insured III Series A AMPS") and all of such shareholders' auction market preferred shares of Florida Insured III, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series B ("Florida Insured III Series B AMPS," and together with Florida Insured III Series A AMPS the "Florida Insured III AMPS");

      (c)(1) the acquisition by Florida Insured of substantially all of the assets, and the assumption by Florida Insured of substantially all of the liabilities of Florida Insured IV in exchange solely for an equal aggregate value of newly issued (A) Florida Insured Common Shares and (B) auction market preferred shares of Florida Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series E ("Florida Insured Series E AMPS"), and (2) the subsequent distribution by Florida Insured IV to Florida Insured IV shareholders of (x) all of the Florida

Insured Common Shares received by Florida Insured IV in exchange for such shareholders' common shares of beneficial interest, with a par value of $0.10 per share, of Florida Insured IV ("Florida Insured IV Common Shares") and (y) all of the Florida Insured Series E AMPS received by Florida Insured IV in exchange for such shareholders' auction market preferred shares, of Florida Insured IV, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("Florida Insured IV Series A AMPS") and all of such shareholders' auction market preferred shares of Florida Insured IV, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series B ("Florida Insured IV Series B AMPS," and together with Florida Insured IV Series A AMPS the "Florida Insured IV AMPS");

all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

      In the course of the Reorganization, Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS will be distributed to the shareholders of the Acquired Funds as follows:

      (a) (1) each holder of Florida Insured II Common Shares will be entitled to receive a number of Florida Insured Common Shares equal to the aggregate net asset value of the Florida Insured II Common Shares owned by such shareholder on the Exchange Date (as defined in Section 9(a) of the Agreement); and (2) each holder of Florida Insured II AMPS will be entitled to receive a number of shares of Florida Insured Series C AMPS equal to the aggregate liquidation preference (and aggregate value) of the Florida Insured II AMPS owned by such shareholder on the Exchange Date;

      (b) (1) each holder of Florida Insured III Common Shares will be entitled to receive a number of Florida Insured Common Shares equal to the aggregate net asset value of the Florida Insured III Common Shares owned by such shareholder on the Exchange Date; and (2) each holder of Florida Insured III AMPS will be entitled to receive a number of shares of Florida Insured Series D AMPS equal to the aggregate liquidation preference (and aggregate value) of the Florida Insured III AMPS owned by such shareholder on the Exchange Date; and

      (c) (1) each holder of Florida Insured IV Common Shares will be entitled to receive a number of Florida Insured Common Shares equal to the aggregate net asset value of the Florida Insured IV Common Shares owned by such shareholder on the Exchange Date; and (2) each holder of Florida Insured IV AMPS will be entitled to receive a number of shares of Florida Insured Series E AMPS equal to the aggregate liquidation preference (and aggregate value) of the Florida Insured IV AMPS owned by such shareholder on the Exchange Date.

      It is intended that the Reorganization described in this Plan shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

      Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective shareholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the Florida Insured II AMPS, Florida Insured III AMPS and Florida Insured IV AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

      A Certificate of Designation of Florida Insured establishing the powers, rights and preferences of the Florida Insured Series C AMPS, the Florida Insured Series D AMPS and the Florida Insured Series E AMPS will be filed with the Office of the Secretary of State of the Commonwealth of Massachusetts prior to the Exchange Date.

      As promptly as practicable after the consummation of the Reorganization, each Acquired Fund shall be terminated in accordance with the laws of the Commonwealth of Massachusetts and will terminate its registration under the Investment Company Act of 1940, as amended (the "1940 Act").

                                    AGREEMENT

      In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each of the Funds hereby agrees as follows:

1.    Representations and Warranties of Florida Insured.

      Florida Insured represents and warrants to, and agrees with, the Acquired Funds that:

      (a) Florida Insured is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. Florida Insured has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

      (b) Florida Insured is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08349), and such registration has not been revoked or rescinded and is in full force and effect. Florida Insured has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.


      (c) Each of the Acquired Funds has been furnished with Florida Insured's Annual Report to Shareholders for the fiscal year ended August 31, 1999, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of Florida Insured as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.


      (d) An unaudited statement of assets, liabilities and capital of Florida Insured and an unaudited schedule of investments of Florida Insured, each as of the Valuation Time (as defined in Section 5(d) of this Agreement), will be furnished to each of the Acquired Funds, at or prior to the Exchange Date for the purpose of determining the number of Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS, and Florida Insured Series E AMPS to be issued pursuant to Section 6 of this Agreement; each will fairly present the financial position of Florida Insured as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (e) Florida Insured has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

      (f) There are no material legal, administrative or other proceedings pending or, to the knowledge of Florida Insured, threatened against it which assert liability on the part of Florida Insured or which materially affect its financial condition or its ability to consummate the Reorganization. Florida Insured is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (g) Florida Insured is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (h) There are no material contracts outstanding to which Florida Insured is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (k) below) or will not otherwise be disclosed to the Acquired Funds prior to the Valuation Time.

      (i) Florida Insured has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to in subsection (c) above, those incurred in the ordinary course of its business as an investment company since August 31, 1999; and those incurred in connection with the Reorganization. As of the Valuation Time, Florida Insured will advise each Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, except to the extent disclosed in the financial statements referred to in subsection (c) above.

      (j) No consent, approval, authorization or order of any court or government authority is required for the consummation by Florida Insured of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).


      (k) The registration statement filed by Florida Insured on Form N-14 which includes the joint proxy statement of the Funds with respect to the transactions contemplated herein and the prospectus of Florida Insured relating to the Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS to be issued pursuant to this Agreement, (the "Joint Proxy Statement and Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and at the Exchange Date, insofar as it relates to Florida Insured (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Florida Insured for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

      (l) Florida Insured is authorized to issue an unlimited number of common shares of beneficial interest, par value $.10 per share, and 1,000,000 preferred shares of beneficial interest, par value $.10 per share. The Board of Trustees of Florida Insured has designated 2,095 preferred shares as Auction Market Preferred Shares, Series A and 2,095 preferred shares as Auction Market Preferred Shares, Series B. Each outstanding common share of beneficial interest and each Auction Market Preferred Share of Florida Insured is fully paid and non-assessable, and has full voting rights.


      (m) The Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS to be issued to the Acquired Funds pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of Florida Insured will have any preemptive right of subscription or purchase in respect thereof.

      (n) At or prior to the Exchange Date, the Florida Insured Common Shares to be transferred to the Acquired Funds for distribution to the shareholders of the Acquired Funds on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Funds presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

      (o) At or prior to the Exchange Date, the Florida Insured Series C AMPS to be transferred to Florida Insured II on the Exchange Date, the Florida Insured Series D AMPS to be transferred to Florida Insured III on the Exchange Date and the Florida Insured Series E AMPS to be transferred to Florida Insured IV on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of AMPS of the Acquired Funds presently are qualified, and there are a sufficient number of each series of Florida Insured AMPS registered under the 1933 Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

      (p) At or prior to the Exchange Date, Florida Insured will have obtained any and all regulatory, Trustee and shareholder approvals necessary to issue the Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS to Florida Insured II, Florida Insured III and Florida Insured IV, as applicable.

2.    Representations and Warranties of Florida Insured II.

      Florida Insured II represents and warrants to, and agrees with, Florida Insured, Florida Insured III and Florida Insured IV that:


      (a) Florida Insured II is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. Florida Insured II has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.


      (b) Florida Insured II is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08543), and such registration has not been revoked or rescinded and is in full force and effect. Florida Insured II has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

      (c) As used in this Agreement, the term "Florida Insured II Investments" shall mean (i) the investments of Florida Insured II shown on the schedule of its investments as of the Valuation Time furnished to each of Florida Insured, Florida Insured III and Florida Insured IV; and (ii) all other assets owned by Florida Insured II or liabilities incurred as of the Valuation Time.

      (d) Florida Insured II has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.


      (e) Each of Florida Insured, Florida Insured III and Florida Insured IV has been furnished with Florida Insured II's Annual Report to Shareholders for the fiscal year ended June 30, 1999, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of Florida Insured II as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.


      (f) An unaudited statement of assets, liabilities and capital of Florida Insured II and an unaudited schedule of investments of Florida Insured II, each as of the Valuation Time, will be furnished to each of Florida Insured, Florida Insured III and Florida Insured IV at or prior to the Exchange Date for the purpose of determining the number of shares of Florida Insured Common Shares and Florida Insured Series C AMPS to be issued to Florida Insured II pursuant to
Section 6 of this Agreement; each will fairly present the financial position of Florida Insured II as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of Florida Insured II, threatened against it which assert liability on the part of Florida Insured II or which materially affect its financial condition or its ability to consummate the Reorganization. Florida Insured II is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (h) There are no material contracts outstanding to which Florida Insured II is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Florida Insured, Florida Insured III and Florida Insured IV prior to the Valuation Time.

      (i) Florida Insured II is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (j) Florida Insured II has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since June 30, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, Florida Insured II will advise Florida Insured, Florida Insured III and Florida Insured IV in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

      (k) Florida Insured II has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of Florida Insured II have been adequately provided for on its books, and no tax deficiency or liability of Florida Insured II has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

      (l) At both the Valuation Time and the Exchange Date, Florida Insured II will have full right, power and authority to sell, assign, transfer and deliver the Florida Insured II Investments. At the Exchange Date, subject only to the obligation to deliver the Florida Insured II Investments as contemplated by this Agreement, Florida Insured II will have good and marketable title to all of the Florida Insured II Investments, and Florida Insured will acquire all of the Florida Insured II Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Florida Insured II Investments or materially affect title thereto).

      (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Florida Insured II of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

      (n) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to Florida Insured II (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Florida Insured II for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.


      (o) Florida Insured II is authorized to issue an unlimited number of common shares of beneficial interest, par value $.10 per share, and 1,000,000 preferred shares of beneficial interest, par value $.10 per share. The Board of Trustees of Florida Insured II has designated 1,720 preferred shares as Auction Market Preferred Shares, Series A and 1,720 preferred shares as Auction Market Preferred Shares, Series B. Each outstanding common share of beneficial interest and each outstanding Auction Market Preferred Share of Florida Insured II is fully paid and nonassessable and has full voting rights.


      (p) All of the issued and outstanding Florida Insured II Common Shares and Florida Insured II AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

      (q) The books and records of Florida Insured II made available to Florida Insured, Florida Insured III, Florida Insured IV and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Florida Insured II.

      (r) Florida Insured II will not sell or otherwise dispose of any of the Florida Insured Common Shares or Florida Insured Series C AMPS to be received in the Reorganization, except in distribution to the shareholders of Florida Insured II, as provided in Section 5 of this Agreement.

3.    Representations and Warranties of Florida Insured III.

      Florida Insured III represents and warrants to, and agrees with, Florida Insured, Florida Insured II and Florida Insured IV that:

      (a) Florida Insured III is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. Florida Insured III has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

      (b) Florida Insured III is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08815), and such registration has not been revoked or rescinded and is in full force and effect. Florida Insured III has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon liquidation.

      (c) As used in this Agreement, the term "Florida Insured III Investments" shall mean (i) the investments of Florida Insured III shown on the schedule of its investments as of the Valuation Time furnished to each of Florida Insured, Florida Insured II and Florida Insured IV; and (ii) all other assets owned by Florida Insured III or liabilities incurred as of the Valuation Time.

      (d) Florida Insured III has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.


      (e) Each of Florida Insured, Florida Insured II and Florida Insured IV has been furnished with Florida Insured III's Semi-Annual Report to Shareholders for the six months ended March 31, 1999, and the unaudited financial statements appearing therein fairly present the financial position of Florida Insured III as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.


      (f) An unaudited statement of assets, liabilities and capital of Florida Insured III and an unaudited schedule of investments of Florida Insured III, each as of the Valuation Time, will be furnished to each of Florida Insured, Florida Insured II and Florida Insured IV at or prior to the Exchange Date for the purpose of determining the number of Florida Insured Common Shares and Florida Insured Series D AMPS to be issued to Florida Insured III pursuant to
Section 6 of this Agreement; each will fairly present the financial position of Florida Insured III as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of Florida Insured III, threatened against it which assert liability on the part of Florida Insured III or which materially affect its financial condition or its ability to consummate the Reorganization. Florida Insured III, is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (h) There are no material contracts outstanding to which Florida Insured III is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Florida Insured, Florida Insured II and Florida Insured IV prior to the Valuation Time.

      (i) Florida Insured III is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (j) Florida Insured III has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since March 31, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, Florida Insured III will advise Florida Insured, Florida Insured II and Florida Insured IV in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

      (k) Florida Insured III has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of Florida Insured III have been adequately provided for on its books, and no tax deficiency or liability of Florida Insured III has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

      (l) At both the Valuation Time and the Exchange Date, Florida Insured III will have full right, power and authority to sell, assign, transfer and deliver the Florida Insured III Investments. At the Exchange Date, subject only to the obligation to deliver the Florida Insured III Investments as contemplated by this Agreement, Florida Insured III will have good and marketable title to all of the Florida Insured III Investments, and Florida Insured will acquire all of the Florida Insured III Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Florida Insured III Investments or materially affect title thereto).

      (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Florida Insured III of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

      (n) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to Florida Insured III (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Florida Insured III for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.


      (o) Florida Insured III is authorized to issue an unlimited number of common shares of beneficial interest, par value $.10 per share, and 1,000,000 preferred shares of beneficial interest, par value $.10 per share. The Board of Trustees of Florida Insured III has designated 1,080 preferred shares as Auction Market Preferred Shares, Series A and 1,080 preferred shares as Auction Market Preferred Shares, Series B. Each outstanding common share of beneficial interest and each outstanding Auction Market Preferred Share of Florida Insured III is fully paid and nonassessable and has full voting rights.


      (p) All of the issued and outstanding Florida Insured III Common Shares and Florida Insured III AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

      (q) The books and records of Florida Insured III made available to Florida Insured, Florida Insured II, and Florida Insured IV and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Florida Insured III.

      (r) Florida Insured III will not sell or otherwise dispose of any of the Florida Insured Common Shares or Florida Insured Series D AMPS to be received in the Reorganization, except in distribution to the shareholders of Florida Insured III, as provided in Section 5 of this Agreement.

4.    Representations and Warranties of Florida Insured IV.

      Florida Insured IV represents and warrants to, and agrees with, Florida Insured, Florida Insured II and Florida Insured III that:

      (a) Florida Insured IV is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. Florida Insured IV has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

      (b) Florida Insured IV is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-09129), and such registration has not been revoked or rescinded and is in full force and effect. Florida Insured IV has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

      (c) As used in this Agreement, the term "Florida Insured IV Investments" shall mean (i) the investments of Florida Insured IV shown on the schedule of its investments as of the Valuation Time furnished to each of Florida Insured, Florida Insured II and Florida Insured III; and (ii) all other assets owned by Florida Insured IV or liabilities incurred as of the Valuation Time. The Florida Insured IV Investments together with the Florida Insured II Investments and the Florida Insured III Investments may sometimes be referred to herein collectively as the "Acquired Fund Investments".

      (d) Florida Insured IV has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.


      (e) Each of Florida Insured, Florida Insured II and Florida Insured III has been furnished with Florida Insured IV's Semi-Annual Report to Shareholders for the period ended March 31, 1999, and the unaudited financial statements appearing therein fairly present the financial position of Florida Insured IV as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.


      (f) An unaudited statement of assets, liabilities and capital of Florida Insured IV and an unaudited schedule of investments of Florida Insured IV, each as of the Valuation Time, will be furnished to each of Florida Insured, Florida Insured II and Florida Insured III at or prior to the Exchange Date for the purpose of determining the number of Florida Insured Common Shares and Florida Insured Series E AMPS to be issued to Florida Insured IV pursuant to Section 6 of this Agreement; each will fairly present the financial position of Florida Insured IV as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

      (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of Florida Insured IV, threatened against it which assert liability on the part of Florida Insured IV or which materially affect its financial condition or its ability to consummate the Reorganization. Florida Insured IV, is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (h) There are no material contracts outstanding to which Florida Insured IV is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Florida Insured, Florida Insured II and Florida Insured III prior to the Valuation Time.

      (i) Florida Insured IV is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

      (j) Florida Insured IV has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since March 31, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, Florida Insured IV will advise Florida Insured, Florida Insured II and Florida Insured III in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

      (k) Florida Insured IV has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of Florida Insured IV have been adequately provided for on its books, and no tax deficiency or liability of Florida Insured IV has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

      (l) At both the Valuation Time and the Exchange Date, Florida Insured IV will have full right, power and authority to sell, assign, transfer and deliver the Florida Insured IV Investments. At the Exchange Date, subject only to the obligation to deliver the Florida Insured IV Investments as contemplated by this Agreement, Florida Insured IV will have good and marketable title to all of the Florida Insured IV Investments, and Florida Insured will acquire all of the Florida Insured IV Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Florida Insured IV Investments or materially affect title thereto).

      (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Florida Insured IV of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

      (n) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to Florida Insured IV (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Florida Insured IV for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.


      (o) Florida Insured IV is authorized to issue an unlimited number of common shares of beneficial interest, par value $.10 per share, and 1,000,000 preferred shares of beneficial interest, par value $.10 per share. The Board of Trustees of Florida Insured IV has designated 1,670 preferred shares as Auction Market Preferred Shares, Series A and 1,670 preferred shares as Auction Market Preferred Shares, Series B. Each outstanding common share of beneficial interest and each outstanding Auction Market Preferred Share of Florida Insured IV is fully paid and nonassessable and has full voting rights.


      (p) All of the issued and outstanding Florida Insured IV Common Shares and Florida Insured IV AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

      (q) The books and records of Florida Insured IV made available to Florida Insured, Florida Insured II and Florida Insured III and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Florida Insured IV.

      (r) Florida Insured IV will not sell or otherwise dispose of any of the Florida Insured Common Shares or Florida Insured Series E AMPS to be received in the Reorganization, except in distribution to the shareholders of Florida Insured IV, as provided in Section 5 of this Agreement.

5.    The Reorganization.

      (a) Subject to receiving the requisite approvals of the shareholders of each of the Funds, and to the other terms and conditions contained herein, (i) Florida Insured II agrees to convey, transfer and deliver to Florida Insured and Florida Insured agrees to acquire from Florida Insured II, on the Exchange Date, all of the Florida Insured II Investments (including interest accrued as of the Valuation Time on debt instruments), and assume substantially all of the liabilities of Florida Insured II, in exchange solely for that number of Florida Insured Common Shares and Florida Insured Series C AMPS provided in Section 6 of this Agreement; (ii) Florida Insured III agrees to convey, transfer and deliver to Florida Insured and Florida Insured agrees to acquire from Florida Insured III on the Exchange Date, all of the Florida Insured III Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of Florida Insured III in exchange solely for that number of Florida Insured Common Shares and Florida Insured Series D AMPS provided in Section 6 of this Agreement; and (iii) Florida Insured IV agrees to convey, transfer and deliver to

Florida Insured and Florida Insured agrees to acquire from Florida Insured IV on the Exchange Date, all of the Florida Insured IV Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of Florida Insured IV in exchange solely for that number of Florida Insured Common Shares and Florida Insured Series E AMPS provided in
Section 6 of this Agreement.

      Pursuant to this Agreement, as soon as practicable after the Exchange Date
(i) Florida Insured II will distribute all Florida Insured Common Shares and Florida Insured Series C AMPS received by it to its shareholders in exchange for their Florida Insured II Common Shares and Florida Insured II AMPS; (ii) Florida Insured III will distribute all Florida Insured Common Shares and Florida Insured Series D AMPS received by it to its shareholders in exchange for their Florida Insured III Common Shares and Florida Insured III AMPS; and (iii) Florida Insured IV will distribute all Florida Insured Common Shares and Florida Insured Series E AMPS received by it to its shareholders in exchange for their Florida Insured IV Common Shares and Florida Insured IV AMPS. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of Florida Insured in the amounts due the shareholders of each Acquired Fund based on their respective holdings in such Acquired Fund as of the Valuation Time.

      (b) Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective shareholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the Florida Insured II AMPS, the Florida Insured III AMPS and the Florida Insured IV AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Certificates of Designation.

      (c) Each of the Acquired Funds will pay or cause to be paid to Florida Insured any interest such Acquired Fund receives on or after the Exchange Date with respect to any of the Acquired Fund Investments transferred to Florida Insured hereunder.


      (d) The Valuation Time shall be 4:00 p.m., Eastern time, on February 18, 2000, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").


      (e) Recourse for liabilities assumed from each Acquired Fund by Florida Insured in the Reorganization will be limited to the net assets of each such fund acquired by Florida Insured. The known liabilities of the Acquired Funds, as of the Valuation Time, shall be confirmed in writing to Florida Insured pursuant to Sections 2(j), 3(j) and 4(j) of this Agreement.


      (f) The Acquired Funds will each be terminated following the Exchange Date by terminating its organization under the Investment Company Act and its organization under Massachusetts law and will withdraw its authority to do business in any state where it is required to do so.

      (g) Florida Insured will file with the Secretary of State of the Commonwealth of Massachusetts a Certificate of Designation to its Declaration of Trust establishing the powers, rights and preferences of the Florida Insured Series C AMPS, the Florida Insured Series D AMPS and the Florida Insured Series E AMPS prior to the closing of the Reorganization.

      (h) As promptly as practicable after the liquidation of each of the Acquired Fund pursuant to the Reorganization, each Acquired Fund shall terminate its respective registration under the 1940 Act.


6. Issuance and Valuation of Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS in the Reorganization.

      Florida Insured Common Shares and Florida Insured Series C AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of Florida Insured II acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of Florida Insured II assumed by Florida Insured in the Reorganization, shall be issued by Florida Insured to Florida Insured II in exchange for such assets of Florida Insured II, plus cash in lieu of fractional shares. Florida Insured will issue to Florida Insured II
(a) a number of Florida Insured Common Shares, the aggregate net asset value of which will equal the aggregate net asset value of the Florida Insured II Common Shares, determined as set forth below, and (b) a number of Florida Insured Series C AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the Florida Insured II AMPS, determined as set forth below.

      Florida Insured Common Shares and Florida Insured Series D AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one then thousandth of one cent) to the value of the assets of Florida Insured III acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of Florida Insured III assumed by Florida Insured in the Reorganization, shall be issued by Florida Insured to Florida Insured III in exchange for such assets of Florida Insured III, plus cash in lieu of fractional shares. Florida Insured will issue to Florida Insured III (a) a number of Florida Insured Common Shares, the aggregate net asset value of which will equal the aggregate net asset value of the Florida Insured III Common Shares, determined as set forth below, and (b) a number of Florida Insured Series D AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the Florida Insured III AMPS, determined as set forth below.

      Florida Insured Common Shares and Florida Insured Series E AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of Florida Insured IV acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of Florida Insured IV assumed by Florida Insured in the Reorganization, shall be issued by Florida Insured to Florida Insured IV in exchange for such assets of Florida Insured IV, plus cash in lieu of fractional shares. Florida Insured will issue to Florida Insured IV
(a) a number of Florida Insured Common Shares, the aggregate net asset value of which will equal the aggregate net asset value of the Florida Insured IV Common Shares, determined as set forth below, and (b) a number of Florida Insured Series E AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the Florida Insured IV AMPS, determined as set forth below.

      The net asset value of each of the Funds and the liquidation preference and value of the AMPS of each of the Funds shall be determined as of the Valuation Time in accordance with the procedures described in (i) the prospectus of Florida Insured, dated September 16, 1997, relating to the Florida Insured Common Shares and (ii) the preliminary prospectus of Florida Insured, dated October 2, 1997, relating to the Florida Insured AMPS, and no formula will be used to adjust the net asset value so determined of any Fund to take into account differences in realized and unrealized gains and losses. Values in all cases shall be determined as of the Valuation Time. The value of the Acquired Fund Investments to be transferred to Florida Insured shall be determined by Florida Insured pursuant to the procedures utilized by Florida Insured in valuing its own assets and determining its own liabilities for purposes of the Reorganization. Such valuation and determination shall be made by Florida Insured in cooperation with the Acquired Funds and shall be confirmed in writing by Florida Insured to the Acquired Funds. The net asset value per share of the Florida Insured Common Shares and the liquidation preference and value per share of the Florida Insured Series C AMPS, the Florida Insured Series D AMPS and the Florida Insured Series E AMPS shall be determined in accordance with such procedures and Florida Insured shall certify the computations involved. For purposes of determining the net asset value of a Common Share of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS of that Fund is divided by the total number of Common Shares of that Fund outstanding at such time.

      Florida Insured shall issue to Florida Insured II separate certificates or share deposit receipts for the Florida Insured Common Shares and the Florida Insured Series C AMPS, each registered in the name of Florida Insured II. Florida Insured II then shall distribute the Florida Insured Common Shares and the Florida Insured Series C AMPS to the holders of Florida Insured II Common Shares and Florida Insured II AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the Florida Insured Common Shares to The Bank of New York, as the transfer agent and registrar for the Florida Insured Common Shares for distribution to the holders of Florida Insured II Common Shares on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Shares of Florida Insured II and (ii) the Florida Insured Series C AMPS to The Bank of New York, as the transfer agent and registrar for the Florida Insured Series C AMPS for distribution to the holders of Florida Insured II AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of Florida Insured II. With respect to any Florida Insured II shareholder holding certificates evidencing ownership of either Florida Insured II Common Shares or Florida Insured II AMPS as of the Exchange Date, and subject to Florida Insured being informed thereof in writing by Florida Insured II, Florida Insured will not permit such shareholder to receive new certificates evidencing ownership of the Florida Insured Common Shares or Florida Insured Series C AMPS, exchange Florida Insured Common Shares or Florida Insured Series C AMPS credited to such shareholder's account for shares of other investment companies managed by Merrill Lynch Asset Management, L.P. ("MLAM") or any of its affiliates, or pledge or redeem such Florida Insured Common Shares or Florida Insured Series C AMPS, in any case, until notified by Florida Insured II or its agent that such shareholder has surrendered his or her outstanding certificates evidencing ownership of Florida Insured II Common Shares or Florida Insured II AMPS or, in the event of lost certificates, posted adequate bond. Florida Insured II, at its own expense, will request its shareholders to surrender their outstanding certificates evidencing ownership of Florida Insured II Common Shares or Florida Insured II AMPS, as the case may be, or post adequate bond therefor.

      Florida Insured shall issue to Florida Insured III separate certificates or share deposit receipts for the Florida Insured Common Shares and the Florida Insured Series D AMPS, each registered in the name of Florida Insured III. Florida Insured III then shall distribute the Florida Insured Common Shares and the Florida Insured Series D AMPS to the holders of Florida Insured III Common Shares and Florida Insured III AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the Florida Insured Common Shares to The Bank of New York, as the transfer agent and registrar for the Florida Insured Common Shares for distribution to the holders of Florida Insured III Common Shares on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Shares of Florida Insured III and (ii) the Florida Insured Series D AMPS to The Bank of New York, as the transfer agent and registrar for the Florida Insured Series D AMPS for distribution to the holders of Florida Insured III AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of Florida Insured III. With respect to any Florida Insured III shareholder holding certificates evidencing ownership of either Florida Insured III Common Shares or Florida Insured III AMPS as of the Exchange Date, and subject to Florida Insured being informed thereof in writing by Florida Insured III, Florida Insured will not permit such shareholder to receive new certificates evidencing ownership of the Florida Insured Common Shares or Florida Insured Series D AMPS, exchange Florida Insured Common Shares or Florida Insured Series D AMPS credited to such shareholder's account for shares of other investment companies managed by MLAM or any of its affiliates, or pledge or redeem such Florida Insured Common Shares or Florida Insured Series D AMPS, in any case, until notified by Florida Insured III or its agent that such shareholder has surrendered his or her outstanding certificates evidencing ownership of Florida Insured III Common Shares or Florida Insured III AMPS or, in the event of lost certificates, posted adequate bond. Florida Insured III, at its own expense, will request its shareholders to surrender their outstanding certificates evidencing ownership of Florida Insured III Common Shares or Florida Insured III AMPS, as the case may be, or post adequate bond therefor.


      Florida Insured shall issue to Florida Insured IV separate certificates or share deposit receipts for the Florida Insured Common Shares and the Florida Insured Series E AMPS, each registered in the name of Florida Insured IV. Florida Insured IV then shall distribute the Florida Insured Common Shares and the Florida Insured Series E AMPS to the holders of Florida Insured IV Common Shares and Florida Insured IV AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the Florida Insured Common Shares to The Bank of New York, as the transfer agent and registrar for the Florida Insured Common Shares for distribution to the holders of Florida Insured IV Common Shares on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Shares of Florida Insured IV and (ii) the Florida Insured Series E AMPS to The Bank of New York, as the transfer agent and registrar for the Florida Insured Series E AMPS for distribution to the holders of Florida Insured IV AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of Florida Insured IV. With respect to any Florida Insured IV shareholder holding certificates evidencing ownership of either Florida Insured IV Common Shares or Florida Insured IV AMPS as of the Exchange Date, and subject to Florida Insured being informed thereof in writing by Florida Insured IV, Florida Insured will not permit such shareholder to receive new certificates evidencing ownership of Florida Insured Common Shares or Florida Insured Series E AMPS, exchange Florida Insured Common Shares or Florida Insured Series E AMPS credited to such shareholder's account for shares of other investment companies managed by MLAM or any of its affiliates, or pledge or redeem such Florida Insured Common Shares or Florida Insured Series E AMPS, in any case, until notified by Florida Insured IV or its agent that such shareholder has surrendered his or her outstanding certificates evidencing ownership of Florida Insured IV Common Shares or Florida Insured IV AMPS or, in the event of lost certificates, posted adequate bond. Florida Insured IV, at its own expense, will request its shareholders to surrender their outstanding certificates evidencing ownership of Florida Insured IV Common Shares or Florida Insured IV AMPS, as the case may be, or post adequate bond therefor.

      Dividends payable to holders of record of Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS, or Florida Insured Series E AMPS, as the case may be, as of any date after the Exchange Date and prior to the exchange of certificates by any shareholder of an Acquired Fund shall be payable to such shareholder without interest; however, such dividends shall not be paid unless and until such shareholder surrenders the share certificates representing common shares or AMPS of the Acquired Funds, as the case may be, for exchange.

      No fractional shares of Florida Insured Common Shares will be issued to holders of Florida Insured II Common Shares, Florida Insured III Common Shares or Florida Insured IV Common Shares. In lieu thereof, Florida Insured's transfer agent, The Bank of New York, will aggregate all fractional shares of Florida Insured Common Shares and sell the resulting full shares on the New York Stock Exchange at the current market price for Florida Insured Common Shares for the account of all holders of fractional interests, and each such holder will receive such holder's pro rata share of the proceeds of such sale upon surrender of such holder's certificates representing Florida Insured II Common Shares, Florida Insured III Common Shares or Florida Insured IV Common Shares.

7.    Payment of Expenses.


      (a) With respect to expenses incurred in connection with the Reorganization, (i) each Fund shall pay all expenses incurred that are attributable solely to such Fund and the conduct of its business, and (ii) Florida Insured shall pay, subsequent to the Exchange Date and pro rata according to each Fund's net assets at the Valuation Time, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of the N-14 Registration Statement. Such fees and expenses shall include the cost of preparing and filing a ruling request with the Internal Revenue Service, legal and accounting fees, printing costs, filing fees, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization.


      (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

8.    Covenants of the Funds.

      (a) Each Fund agrees to call an annual meeting of its shareholders as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement.

      (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Exchange Date.


      (c) Each Acquired Fund agrees that following the consummation of the Reorganization, it will terminate in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law, it will not make any distributions of any Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS, as applicable other than to its respective shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by Florida Insured, if any, and on and after the Exchange Date it shall not conduct any business except in connection with its termination.


      (d) Each Acquired Fund undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that such Acquired Fund has ceased to be a registered investment company.

      (e) Florida Insured will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Each Fund agrees to cooperate fully with the others, and each will furnish to the others the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act the 1940 Act, and the rules and regulations thereunder and the state securities laws.

      (f) Florida Insured has no plan or intention to sell or otherwise dispose of the Acquired Fund Investments, except for dispositions made in the ordinary course of business.

      (g) Each of the Funds agrees that by the Exchange Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. Florida Insured agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Funds for each of such Fund's taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, each of the Acquired Funds shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by such fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Funds (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by each such Fund to the extent such expenses have been accrued by such Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Fund Asset Management, L.P. ("FAM") at the time such tax returns and Forms 1099 are prepared.

      (h) The Funds each agree to mail to its respective shareholders of record entitled to vote at the annual meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of
Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (i) Following the consummation of the Reorganization, Florida Insured will stay in existence and continue its business as a non-diversified, closed-end management investment company registered under the 1940 Act.

9.    Exchange Date.

      (a) Delivery of the assets of the Acquired Funds to be transferred, together with any other Acquired Fund Investments, and the Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS to be issued as provided in this Agreement, shall be made at the offices of Brown & Wood LLP, One World Trade Center, New York, New York 10048, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Exchange Date, the applicable Acquired Fund shall cause such Acquired Fund Investments to be transferred to Florida Insured's account with The Bank of New York at the earliest practicable date thereafter.

      (b) Each of the Acquired Funds will deliver to Florida Insured on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of their respective Acquired Fund Investments delivered to Florida Insured hereunder, certified by Deloitte & Touche LLP (for Florida Insured II) and by Ernst & Young LLP (for Florida Insured III and Florida Insured IV).

      (c) As soon as practicable after the close of business on the Exchange Date, each of the Acquired Funds shall deliver to Florida Insured a list of the names and addresses of all of the shareholders of record of such Acquired Fund on the Exchange Date and the number of shares of Common Shares and AMPS of such Acquired Fund owned by each such shareholder, certified to the best of their knowledge and belief by the applicable transfer agent for such Acquired Fund or by its President.

10.   Conditions of the Acquired Funds.

      The obligations of each Acquired Fund hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of two-thirds of the members of the Board of Trustees of each of the Funds and by the affirmative vote of (i) the holders of (a) a majority of the Florida Insured Common Shares and Florida Insured AMPS, voting together as a single class, and (b) a majority of the Florida Insured AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (ii) the holders of (a) a majority of the Florida Insured II Common Shares and Florida Insured II AMPS, voting together as a single class, and (b) a majority of the Florida Insured II AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (iii) the holders of (a) a majority of the Florida Insured III Common Shares and Florida Insured III AMPS, voting together as a single class, and (b) a majority of the Florida Insured III AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (iv) the holders of (a) a majority of the Florida Insured IV Common Shares and Florida Insured IV AMPS, voting together as a single class, and (b) a majority of the Florida Insured IV AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; and further that each Fund shall have delivered to each other Fund a copy of the resolution approving this Agreement adopted by such Fund's Board of Trustees, and a certificate setting forth the vote of such Fund's shareholders obtained at its Annual Meeting, each certified by the Secretary of the appropriate Fund.

      (b) That each Acquired Fund shall have received from Florida Insured and from each other Acquired Fund a statement of assets, liabilities and capital, with values determined as provided in Section 6 of this Agreement, together with a schedule of such fund's investments, all as of the Valuation Time, certified on the Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by the Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Fund since the date of such Fund's most recent Annual or Semi-Annual Report as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

      (c) That Florida Insured shall have furnished to the Acquired Funds a certificate signed by Florida Insured's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of Florida Insured made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Florida Insured has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

      (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.


      (e) That the Acquired Funds shall have received an opinion or opinions of Brown & Wood LLP, as counsel to the Funds, in form and substance satisfactory to the Acquired Funds and dated the Exchange Date, to the effect that (i) to the best of such counsel's knowledge, no consent, approval, authorization or order of any United States federal court, or governmental authority is required for the consummation by the Funds of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (ii) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder; (iii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown;
(iv) the information in the Joint Proxy Statement and Prospectus under "Comparison of the Funds--Tax Rules Applicable to the Funds and their Shareholders" and "Agreement and Plan of Reorganization--Tax Consequences of the Reorganization," (other than information related to Florida law or legal conclusions involving matters of Florida law as to which we express no opinion) to the extent that it constitutes matters of law, summaries of legal matters or legal conclusions, has been reviewed by such counsel and is correct in all material respects as of the date of the Joint Proxy Statement and Prospectus;
(v) the execution and delivery of the Agreement by the Funds and the consummation of the Reorganization will not violate any material provisions of any agreement (known to such counsel) to which any Fund is a party or by which any Fund is bound, except as far as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (vi) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vii) no Fund, to the knowledge of such counsel, is required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where each has so qualified or the failure so to qualify would not have a material adverse effect on such Fund or its respective shareholders;
(viii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against any of the Funds, the unfavorable outcome of which would materially and adversely affect such Fund; (ix) all actions required to be taken by the Funds to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of such Fund; and (x) such opinion is solely for the benefit of the Funds and their Trustees and officers. Such opinion also shall state that (a) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and
(b) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to any Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Brown & Wood LLP may state that it is relying on certificates of officers of a Fund with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of a Fund and the opinion of Bingham Dana LLP as to matters of Massachusetts law.

      (f) That the Acquired Funds shall have received an opinion or opinions of Bingham Dana LLP, as Massachusetts counsel to the Funds, in form and substance satisfactory to the Acquired Funds and dated the Exchange Date, to the effect that (i) each of the Funds is a trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts; (ii) the Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by Florida Insured, and no shareholder of Florida Insured has any preemptive right to subscription or purchase in respect thereof (pursuant to the Declaration of Trust or the by-laws of Florida Insured or the law of the Commonwealth of Massachusetts, or to the best of such counsel's knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by each of the Funds, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Massachusetts law or the Declaration of Trust, as amended, the by-laws, as amended, or any agreement (known to such counsel) to which any Fund is a party or by which any Fund is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization;
(v) each of the Acquired Funds has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, each of the Acquired Funds will have duly transferred such assets and liabilities in accordance with this Agreement; (vi) to the best of such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of any Massachusetts state court or governmental authority is required for the consummation by the Funds of the Reorganization, except such as have been obtained from the Boards of Trustees and shareholders of the Funds and such as may be required under Massachusetts state securities laws; (vii) all actions required to be taken by the Funds to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of such Fund; and (viii) such opinion is solely for the benefit of the Funds and their Trustees and officers. In giving the opinion set forth above, Bingham Dana LLP may state that it is relying on certificates of officers of a Fund with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of a Fund.

      (g) That each Acquired Fund shall have received either (a) a private letter ruling from the Internal Revenue Service or (b) an opinion of Brown & Wood LLP, to the effect that for Federal income tax purposes (i) the transfer by such Acquired Fund of substantially all of its assets to Florida Insured in exchange solely for Florida Insured Common Shares and Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the respective Funds will each be deemed to be a "party" to a reorganization within the meaning of Section 368(b); (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to an Acquired Fund as a result of the asset transfer solely in exchange for Florida Insured Common Shares and Florida Insured Series C AMPS, Florida Insured Series D AMPS or Florida Insured Series E AMPS, as the case may be, or on the distribution of the Florida Insured shares to shareholders of the respective Acquired Fund under Section 361(c)(1); (iii) under Section 1032 of the Code, no gain or loss will be recognized to Florida Insured on the receipt of assets of an Acquired Fund in exchange for its shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of an Acquired Fund on the receipt of Shares of Florida Insured in exchange for their shares of the Acquired Fund; (except to the extent that common shareholders receive cash representing an interest in fractional shares of Florida Insured Common Stock in the Reorganization); (v) in accordance with
Section 362(b) of the Code, the tax basis of an Acquired Fund's assets in the hands of Florida Insured will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of Florida Insured received by the shareholders of an Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of Florida Insured will be determined by including the period for which such shareholder held the Acquired Fund shares exchanged therefor, provided that such shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Florida Insured's holding period with respect to an Acquired Fund's assets transferred will include the period for which such assets were held by the Acquired Fund; (ix) the payment of cash to common shareholders of an Acquired Fund in lieu of fractional shares of Florida Insured Common Shares will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such shareholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the shareholder's basis allocable to the Florida Insured fractional shares; and (x) the taxable year of each Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, Florida Insured will succeed to and take into account certain tax attributes of each Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

      (h) That all proceedings taken by each of the Funds and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

      (i) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Florida Insured, be contemplated by the Commission.

      (j) That Acquired Funds shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to them, to the effect that
(i) they are independent public accountants with respect to Florida Insured within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Florida Insured included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Florida Insured included in the N-14 Registration Statement, and inquiries of certain officials of Florida Insured responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Florida Insured appearing in the N-14

Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Florida Insured or from schedules prepared by officials of Florida Insured having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.


      (k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Florida Insured or would prohibit the Reorganization.

      (l) That the Acquired Funds shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as their counsel, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.


11.   Florida Insured Conditions.

      The obligations of Florida Insured hereunder shall be subject to the following conditions:

      (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees and the shareholders of each of the Funds as set forth in Section 10(a); and that each of the Acquired Funds shall have delivered to Florida Insured a copy of the resolution approving this Agreement adopted by such Acquired Fund's Board of Trustees, and a certificate setting forth the vote of the shareholders of such Acquired Fund obtained, each certified by its Secretary.

      (b) That each Acquired Fund shall have furnished to Florida Insured a statement of its assets, liabilities and capital, with values determined as provided in Section 6 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on such Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquired Fund since the date of such Fund's most recent Annual Report or Semi-Annual Report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

      (c) That each Acquired Fund shall have furnished to Florida Insured a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.


      (d) That each Acquired Fund shall have delivered to Florida Insured a letter from Deloitte & Touche LLP (for Florida Insured II) or Ernst & Young LLP (for Florida Insured III and Florida Insured IV), dated the Exchange Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of the Acquired Fund for the period ended June 30, 1999 (for Florida Insured II) and September 30, 1999 (for Florida Insured III and Florida Insured IV) (which returns originally were prepared and filed by the Acquired Fund), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of the Acquired Fund for the period covered thereby; and that for the period from July 1, 1999 (for Florida Insured II) and October 1, 1999 (for Florida Insured III and Florida Insured IV), to and including the Exchange Date and for any taxable year of the Acquired Fund ending upon the liquidation of that Acquired Fund, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves have been established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from July 1, 1999 (for Florida Insured II) and October 1, 1999 (for Florida Insured III and Florida Insured IV), to and including the Exchange Date and for any taxable year of that Acquired Fund, ending upon the liquidation of such fund or that such fund would not qualify as a regulated investment company for Federal income tax purposes for the tax years in question.

      (e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      (f) That Florida Insured shall have received an opinion of Brown & Wood LLP, as counsel to the Funds, in form and substance satisfactory to Florida Insured and dated the Exchange Date, with respect to the matters specified in
Section 10(e) of this Agreement and such other matters as Florida Insured reasonably may deem necessary or desirable.

      (g) That Florida Insured shall have received an opinion of Bingham Dana LLP, as Massachusetts counsel to the Funds, in form and substance satisfactory to Florida Insured and dated the Exchange Date, with respect to the matters specified in Section 10(f) of this Agreement and such other matters as Florida Insured reasonably may deem necessary or desirable.

      (h) That Florida Insured shall have received a private letter ruling from the Internal Revenue Service or an opinion of Brown & Wood LLP with respect to the matters specified in Section 10(f) of this Agreement.

      (i) That Florida Insured shall have received from Deloitte & Touche LLP (for Florida Insured II) or Ernst & Young LLP (for Florida Insured III and Florida Insured IV) a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to Florida Insured, to the effect that (i) they are independent public accountants with respect to such fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of such fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of the Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the Acquired Fund or from schedules prepared by officials of the Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

      (j) That the Acquired Fund Investments to be transferred to Florida Insured shall not include any assets or liabilities which Florida Insured, by reason of charter limitations or otherwise, may not properly acquire or assume.

      (k) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any Acquired Fund, be contemplated by the Commission.

      (l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of any Acquired Fund or would prohibit the Reorganization.

      (m) That Florida Insured shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as counsel to Florida Insured, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

      (n) That all proceedings taken by each Acquired Fund and its respective counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Florida Insured.

      (o) That prior to the Exchange Date, each of the Acquired Funds shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard, the last dividend period for the Florida Insured II AMPS, the Florida Insured III AMPS and the Florida Insured IV AMPS may be shorter than the dividend period for such AMPS determined as set forth in the applicable Certificate of Designation.


12.   Termination, Postponement and Waivers.

      (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by mutual consent of the Boards of Trustees of the Funds, (ii) by the Board of Trustees of any Acquired Fund if any condition of such Acquired Fund's obligations set forth in Section 10 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Trustees of Florida Insured if any condition of Florida Insured's obligations set forth in Section 11 of this Agreement have not been fulfilled or waived by such Board.


      (b) If the transactions contemplated by this Agreement have not been consummated by August 31, 2000, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Trustees of the Funds.


      (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

      (d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of any Fund (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective fund, on behalf of which such action is taken. In addition, the Boards of Trustees of the Funds have delegated to FAM the ability to make non-material changes to the transaction if it deems it to be in the best interests of the Funds to do so.

      (e) The respective representations and warranties contained in Sections 1, 2, 3 and 4 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and no Fund nor any of its officers, Trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, Trustee, agent or shareholder of any Fund against any liability to the entity for which that officer, Trustee, agent or shareholder so acts or to its shareholders, to which that officer, Trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

      (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Boards of Trustees of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Funds unless such terms and conditions shall result in a change in the method of computing the number of Florida Insured Common Shares, Florida Insured Series C AMPS, Florida Insured Series D AMPS and Florida Insured Series E AMPS to be issued to the Acquired Funds, as applicable, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Funds prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

13.   Indemnification.

      (a) Each Acquired Fund hereby severally agrees to indemnify and hold Florida Insured harmless from all loss, liability and expense (including reasonable counsel fees and expenses in connection with the contest of any claim) which Florida Insured may incur or sustain by reason of the fact that (i) Florida Insured shall be required to pay any corporate obligation of such Acquired Fund, whether consisting of tax deficiencies or otherwise, based upon a claim or claims against such Acquired Fund which were omitted or not fairly reflected in the financial statements to be delivered to Florida Insured in connection with the Reorganization; (ii) any representations or warranties made by such Acquired Fund in this Agreement should prove to be false or erroneous in any material respect; (iii) any covenant of such Acquired Fund has been breached in any material respect; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading attributable to such Fund or (b) the Joint Proxy Statement and Prospectus delivered to the shareholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein attributable to such Fund, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to the Acquired Funds by Florida Insured.

      (b) Florida Insured hereby agrees to indemnify and hold each Acquired Fund harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which such Acquired Fund may incur or sustain by reason of the fact that (i) any representations or warranties made by Florida Insured in this Agreement should prove false or erroneous in any material respect, (ii) any covenant of Florida Insured has been breached in any material respect, or (iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, not misleading or (b) the Joint Proxy Statement and Prospectus delivered to shareholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except with respect to (ii)(a) and (b) herein insofar as such claim is based on written information furnished to Florida Insured by the Acquired Fund seeking indemnification.

(c) In the event that any claim is made against Florida Insured in respect of which indemnity may be sought by Florida Insured from an Acquired Fund under
Section 13(a) of this Agreement, or in the event that any claim is made against an Acquired Fund in respect of which indemnity may be sought by an Acquired Fund from Florida Insured under Section 13(b) of this Agreement, then the party seeking indemnification (the "Indemnified Party"), with reasonable promptness and before payment of such claim, shall give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between Florida Insured and the Acquired Fund seeking indemnification that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

14.   Other Matters.

      (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), Florida Insured will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

            THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MUNIHOLDINGS FLORIDA INSURED FUND (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to Florida Insured's transfer agent with respect to such shares. Each Acquired Fund will provide Florida Insured on the Exchange Date with the name of any shareholder of an Acquired Fund who is to the knowledge of such Acquired Fund an affiliate of that Acquired Fund on such date.

      (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

      (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to any Fund, at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Terry K. Glenn, President.

      (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of Florida applicable to agreements made and to be performed in said state.

      (e) It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in such Fund's Declaration of Trust. The execution and delivery of this Agreement has been authorized by the Trustees of each Fund and signed by authorized officers of each Fund, acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Fund as provided in such Funds' Declaration of Trust.

      This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.


                                        MUNIHOLDINGS FLORIDA INSURED FUND

                                        By: /s/ Donald C. Burke
                                            ------------------------------------
Attest:                                     Donald C. Burke,
/s/ William E. Zitelli, Jr.                 Vice President and Treasurer
-----------------------------------
William E. Zitelli, Jr., Secretary      MUNIHOLDINGS FLORIDA INSURED FUND II

                                        By: /s/ Donald C. Burke
                                            ------------------------------------
Attest:                                     Donald C. Burke,
/s/ William E. Zitelli, Jr.                 Vice President and Treasurer
-----------------------------------
William E. Zitelli, Jr., Secretary      MUNIHOLDINGS FLORIDA INSURED FUND III

                                        By: /s/ Donald C. Burke
                                            ------------------------------------
Attest:                                     Donald C. Burke,
/s/ Alice A. Pellegrino                     Vice President and Treasurer
-----------------------------------
Alice A. Pellegrino, Secretary          MUNIHOLDINGS FLORIDA INSURED FUND IV

                                        By: /s/ Donald C. Burke
                                            ------------------------------------
Attest:                                     Donald C. Burke,
/s/ William E. Zitelli, Jr.                 Vice President and Treasurer
-----------------------------------
William E. Zitelli, Jr., Secretary

                                                                     EXHIBIT III

                    ECONOMIC AND OTHER CONDITIONS IN FLORIDA


      The following information is a brief summary of factors affecting the economy of the State of Florida (the "State") and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based upon one or more of the most recent publicly available offering statements relating to debt offerings of the State, however, it has not been updated. The Funds have not independently verified the information.

      In the early 1990's, the State's unemployment rate generally tracked above that of the nation. Beginning in calendar year 1995, the State's unemployment rate has generally tracked below the national average. The State's unemployment rate is projected to be 4.2% in calendar year 1999 and 4.4% in calendar year 2000, while the nation's unemployment rate for those calendar years is projected to be 4.5% and 4.6%, respectively. (The projections set forth in this Exhibit were obtained from a report, prepared by the Revenue and Economic Analysis Unit of the Executive Office of the Governor for the State of Florida, contained within a recent official statement, dated August 20, 1999 for a State of Florida debt offering ("State of Florida Report")).

      During calendar years 1992 through 1998, the State's per capita income is projected to have expanded approximately 29.0%, while the national per capita income increased by approximately 30.3%. The structure of Florida's income differs from that of the nation and the Southeast. Because Florida has a proportionally greater retirement age population, property income (dividends, interest, and rent) and transfer payments (social security and pension benefits, among other sources of income) are relatively more important sources of income. For example, Florida's employment income in calendar year 1998 represented 62.0% of total personal income, while the nation's share of total personal income in the form of wages and salaries and other labor benefits was 72.2%. Florida's income is dependent upon transfer payments controlled by the federal government.

      The State's strong population growth is one fundamental reason why its economy has typically performed better than the nation as a whole. In census year 1980, the State was ranked seventh among the 50 states with a population of
9.7 million people. The State has grown dramatically since then and as of April 1, 1998 ranked fourth with an estimated population of 15.0 million. Since census year 1990, the State's estimated average annual rate of population increase has been approximately 1.9% as compared to an approximately 1.0% for the nation as a whole. While annual growth in the State's population is expected to decline somewhat, it is expected to have grown by over 200,000 new residents per year throughout the 1990's.

      Tourism is one of the State's most important industries. An estimated 48.7 million people visited the State in calendar year 1998, according to the Florida Department of Commerce. Tourism arrivals are expected to increase by 2.0% in fiscal year 1998-99 and 1.7% the following fiscal year. In fiscal year 1998-99, tourist arrivals are projected to approximate 49.7 million. In fiscal year 1999-2000, tourist arrivals are projected to reach 50.6 million. Florida tourism appears to be recovering from the effects of negative publicity regarding crime against tourists in the State. Factors such as "product maturity" of a Florida vacation package, higher prices, and more aggressive marketing by competing vacation destinations, could contribute to a tourism slowdown. The State's fiscal year begins July 1 and ends June 30.

      Florida's dependency on the highly cyclical construction and construction-related manufacturing sectors has declined. Total contract construction employment as a share of total non-farm employment declined from 7.5% in the late 1980s to approximately 5.3% in calendar year 1998. Florida, nevertheless, has an important construction industry, with single and multi-family housing starts projected to reach a combined level of 144,000 in fiscal year 1998-99 and 143,000 in fiscal year 1999-2000. Multi-family starts have been slow to recover from the early 1990's recession, but are showing stronger growth now and are expected to approximate 46,500 in fiscal year 1998-99 and 46,300 in fiscal year 1999-2000. Total construction expenditures in fiscal years 1998-99 and 1999-2000 are forecasted to increase 8.6% and 2.5%, respectively. A driving force behind the State's construction industry is its rapid population growth. Net migration to the State is forecasted to slow, although the State's population is expected to have grown by over 200,000 persons per year during the 1990's.

      Financial operations of the State covering all receipts and expenditures are maintained through the use of four funds -- the General Revenue Fund, Trust Funds, the Working Capital Fund, and the Budget Stabilization Fund. In fiscal year 1996-97, the State derived approximately 67% of its total direct revenues to these funds from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, beverage tax, and estate tax which amounted to 68%, 8%, 4%, 3% and 3%, respectively, of total General Revenue Funds available. State expenditures are categorized for budget and appropriation



                                      III-1
purposes by type of fund and spending unit, which are further subdivided by line item. In fiscal year 1996-97, expenditures from the General Revenue Fund for education, health and welfare, and public safety amounted to approximately 53%, 26% and 14%, respectively, of total General Revenues.

The Sales and Use Tax is the greatest single source of tax receipts in the State. For fiscal year 1996-97, receipts from this source were $12,089 million, an increase of 5.5% from fiscal year 1995-96, although not all of these receipts are credited to the General Revenue Fund. The second largest source of State tax receipts is the Motor Fuel Tax. The collections from this source during fiscal year 1996-97 were $2,012 million, although these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the General Revenue Fund. Alcoholic beverage tax revenues totalled $447.2 million for fiscal year 1996-97, an increase of $5.7 million from the previous fiscal year. The receipts of corporate income tax for fiscal year 1996-97 were $1,362.3 million, an increase of 17.2% from fiscal year 1995-96. Documentary stamp tax collections totalled $844.2 million during fiscal year 1996-97, posting an 8.9% increase from the previous fiscal year. Gross receipts utility tax collections for fiscal year 1996-97 totalled $575.7 million, an increase of 6.0% over the previous fiscal year. The intangible personal property tax is a tax on stocks, bonds, notes, governmental leaseholds, certain limited partnership interests, mortgages and other obligations secured by liens on Florida realty, and other intangible personal property. Total collections from intangible personal property taxes were $952.4 million during fiscal year 1996-97, a 6.3% increase from the previous fiscal year. Recent reductions in the intangible personal property tax rate and expansions in the exclusions from that tax could reduce future revenues from that source. A significant portion of these tax proceeds are unavailable to the General Revenue Fund. The State's estate tax on resident decedents' estates is generally equal to the amount allowable as a credit against federal estate tax for state death taxes paid, and does not increase the estate's total federal estate tax liability. For fiscal year 1996-97, estate tax receipts were $546.9 million, an increase of 30% from the prior fiscal year. In fiscal year 1996-97, State-operated lotteries produced gross revenue of $2.09 billion. State law requires allocating lottery revenues 50% to prizes, at least 38% to public education, and no more than 12% to lottery administrative costs. In fiscal year 1996-97, education received approximately $792.3 million.

      In addition to the foregoing information, the State of Florida Report contains the following General Revenue information for fiscal year 1997-1998 in tabular form of these revenues.

                                State of Florida
                             Total General Revenues
                               Fiscal Year 1997-98
                            (in millions of dollars)

                                                                     1997-98
                                                                     Actual
                                                                    ---------
         General Revenue Fund:
         Sales Tax-GR ...........................................   $11,828.7
         Beverage Tax & Licenses ................................       550.1
         Corporate Income Tax ...................................     1,395.7
         Documentary Stamp Tax ..................................       429.6
         Cigarette Tax ..........................................       142.1
         Insurance Premium Tax ..................................       295.5
         Pari-Mutuels Tax .......................................        25.6
         Intangibles Tax ........................................       756.0
         Estate Tax .............................................       595.0
         Interest Earnings ......................................       217.9
         Public Safety Licenses .................................        61.2
         Medical & Hospital Fees ................................        99.8
         Motor Vehicle Charges ..................................        41.3
         Auto Title & Lien Fees .................................        24.0
         Severance Taxes ........................................        35.4
         Service Charges ........................................       383.8
         Other Taxes, Licenses & Fees ...........................       262.5
         Less: Refunds ..........................................      (204.6)
                                                                    ---------
         Net General Revenue ....................................   $16,939.4
                                                                    =========
Executive Office of the Governor
Revenue and Economic Analysis
March 8, 1999


                                      III-2

      Those tables also disclose that State Fuel Tax Trust Fund Revenues for fiscal year 1997-1998 were $1,175.7 million.

      For fiscal year 1998-99 the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $19,481.8 million, a 5.2% increase over 1997-98. The $17,779.5 million in the Estimated Revenues component of the fiscal year 1998-99 total represent a 5.0% increase over the analogous figure in 1997-98. With combined General Revenue, Working Capital Fund and Budget Stabilization Fund appropriations at $18,222.0 million, unencumbered reserves at the end of 1998-99 are estimated at $1,360.7 million. For fiscal year 1999-2000, the estimated total of General Revenue plus Working Capital and Budget Stabilization funds available are $20,133.9 million, a 3.3% increase over the total estimated for fiscal year 1998-99. The $18,555.2 million in the Estimated Revenues component of the estimated 1999-2000 total represent a 4.4% increase over the analogous figure for fiscal year 1998-99.

      The State Constitution does not permit a state or local personal income tax. An amendment to the State Constitution by the electors of the State would be required in order to impose a personal income tax in the State.

       Property valuations for homestead property are subject to a growth cap. Growth in the just (market) value of property qualifying for the homestead exemption is limited to 3% or the change in the Consumer Price Index, whichever is less. If the property changes ownership or homestead status, it is to be re-valued at full just value on the next tax roll. Although the impact of the growth cap cannot be determined, it may have the effect of causing local government units in the State to rely more on non-ad valorem tax revenues to meet operating expenses and other requirements normally funded with ad valorem tax revenues.

      The State Constitution provides that State revenues collected for any fiscal year shall be limited to State revenues allowed under that provision for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in State personal income over the most recent twenty quarters times the State revenues allowed under that provision for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to the Budget Stabilization Fund until the fund reaches the maximum balance specified in
Section 19(g) of Article III of the State Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on State revenues may be increased by the Legislature, by a two-thirds vote of each house.

      "State revenues" are defined as taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, the term "State revenues" does not include:
(i) revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of Bonds by the State; (ii) revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994; (iii) proceeds from the State lottery returned as prizes; (iv) receipts of the Florida Hurricane Catastrophe Fund; (v) balances carried forward from prior fiscal years; (vi) taxes, licenses, fees and charges for services imposed by local, regional, or school district governing bodies; or (vii) revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the State Constitution after July 1, 1994.

      It should be noted that many of these provisions, which were adopted by constitutional amendment in 1994, are ambiguous, and likely will not be clarified until State courts have ruled on their meanings. Further, it is uncertain how the Legislature will implement the provisions and whether such implementing legislation will itself be the subject of court interpretation.

      The Fund cannot predict the impact of these provisions on State finances. To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, these provisions the future distribution of such State revenues may be adversely affected.

      Hurricanes continue to endanger the coastal and interior portions of Florida. Substantial damage resulted from tropical storms and hurricanes in the 1992, 1995, 1998 and 1999 hurricane seasons. The hurricane season runs from June 1 through November 30. The Fund cannot predict the economic impact, if any, of future hurricanes and storms.

      As of August 20, 1999, the State had a bond rating of Aa2 from Moody's Investors Service, Inc., AA+ from Standard & Poor's and AA from Fitch IBCA, Inc. on all of its general obligation bonds. Outstanding general obligation bonds at June 30, 1998 totalled almost $8.7 billion and were issued to finance capital outlay for


                                      III-3
educational projects of both local school districts, community colleges and state universities, environmental protection and highway construction. The State has issued over $787 million of general obligation bonds since July 1, 1998.

      In May 1999, as supplemented in June 1999, the Florida Auditor General notified the Governor's Office that it identified, as of September 30, 1997, forty  local  government  entities  as  meeting  one or  more  of the  financial emergency conditions prescribed by State statute. The Auditor General's notification indicated that ten of those local government entities (including the City of Miami) were on September 30, 1997 in a state of financial emergency. Stating that a statutorily defined financial emergency is not necessarily indicative of a local governmental entity's solvency or ability to pay its current financial obligations, the Auditor General's notification indicated that the remaining thirty local government entities were not facing a true financial crisis and / or the financial emergency was due to accounting practices. For these purposes, a state of emergency is considered two consecutive years of budget deficits. Municipalities or special districts that may be in a state of financial emergency are those that the Auditor General was unable to conclude had sufficient revenues to cover their deficits. The operations of all these entities mentioned in the Auditor General's notification may be adversely affected by their financial condition.


                                     III-4

                                                                      EXHIBIT IV

                           RATINGS OF MUNICIPAL BONDS

Description of Moody's Investors Service, Inc.'s ("Moody's") Municipal Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds which are rated Ba are judged to have speculative elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: These bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal, Bal and Bl.

      Short-term Notes: The three ratings of Moody's for short-term notes are MIG 1/VMIG 1, MIG 2/VMIG 2, and MIG 3/VMIG 3; MIG 1 /VMIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2/VMIG 2 denotes "high quality" with "ample margins of protection"; MIG 3/VMIG 3 instruments are of "favorable quality ... but ... lacking the undeniable strength of the preceding grades."

Description of Moody's Commercial Paper Ratings

      Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins, in earning coverage of fixed financial charges and high internal cash generation; and with established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Municipal Debt Ratings

      A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

      The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

                  I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

                  II. Nature of and provisions of the obligation;

                  III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity of the obligor to meet its financial commitment on the obligation is extremely strong.

AA Debt rated "AA" differs from the highest-rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB          Debt rated "BB," "B," "CCC," "CC", and "C" are regarded as having
B           significant speculative characteristics. "BB" indicates the least
CCC         degree of speculation and "C" the highest degree of speculation.
CC          While such debt will likely have some quality and protective
C           characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes that such payments will be made during such grace period.

c The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

            Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

      A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to such notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

      -- Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

      -- Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

      Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade Bond Ratings

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A           Bonds considered to be investment grade and of high credit quality.
            The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR Indicates that Fitch does not rate the specific issue.

Conditional

      A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended

      A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn

      A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert

      Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within three to 12 months.

Ratings Outlook

      An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch's Speculative Grade Bond Ratings

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C           Bonds are in imminent default in payment of interest or principal.

DDD         Bonds are in default on interest and/or principal payments. Such
DD          bonds are extremely speculative and should be valued on the basis of
D           their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-l+".

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-l" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                                                       EXHIBIT V

                               PORTFOLIO INSURANCE

      Set forth below is further information with respect to the insurance policies (the "Policies") that the Fund may obtain from several insurance companies with respect to insured New York Municipal Bonds and Municipal Bonds held by the Fund. The Fund has no obligation to obtain any such Policies, and the terms of any Policies actually obtained may vary significantly from the terms discussed below.

      In determining eligibility for insurance, insurance companies will apply their own standards. These standards correspond generally to the standards such companies normally use in establishing the insurability of new issues of New York Municipal Bonds and Municipal Bonds and are not necessarily the criteria that would be used in regard to the purchase of such bonds by the Fund. The Policies do not insure (i) municipal securities ineligible for insurance and
(ii) municipal securities no longer owned by the Fund.

      The Policies do not guarantee the market value of the insured New York Municipal Bonds and Municipal Bonds or the value of the shares of the Fund. In addition, if the provider of an original issuance insurance policy is unable to meet its obligations under such policy or if the rating assigned to the insurance claims-paying ability of any such insurer deteriorates, the insurance company will not have any obligation to insure any issue held by the Fund that is adversely affected by either of the above described events. In addition to the payment of premium, the policies may require that the Fund notify the insurance company as to all New York Municipal Bonds and Municipal Bonds in the Fund's portfolio and permit the insurance company to audit their records. The insurance premiums will be payable monthly by the Fund in accordance with a premium schedule to be furnished by the insurance company at the time the Policies are issued. Premiums are based upon the amounts covered and the composition of the portfolio.

      The Fund will seek to utilize insurance companies that have insurance claims-paying ability ratings of AAA from Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") or Aaa from Moody's Investors Service ("Moody's"). There can be no assurance, however, that insurance from insurance carriers meeting these criteria will be at all times available.

      An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is considered by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch insurance claims-paying ability rating provides an assessment of an insurance company's financial strength and, therefore, its ability to pay policy and contract claims under the terms indicated. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by Fitch. The ability to pay claims is adjudged by Fitch to be extremely strong for insurance companies with this highest rating. In the opinion of Fitch, foreseeable business and economic risk factors should not have any material adverse impact on the ability of these insurers to pay claims. In Fitch's opinion, profitability, overall balance sheet strength, capitalization and liquidity are all at very secure levels and are unlikely to be affected by potential adverse underwriting, investment or cyclical events. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is considered by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

      An insurance claims-paying ability rating of S&P, Fitch or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

      The assignment of ratings by S&P, Fitch or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

                                                                      EXHIBIT VI

                     SECTIONS 86 THROUGH 98 OF CHAPTER 156B
                        OF THE MASSACHUSETTS GENERAL LAWS
                  (THE MASSACHUSETTS BUSINESS CORPORATION LAW)

ss. 86. Sections applicable to appraisal; prerequisites

      If a corporation proposes to take a corporate action as to which any section of this chapter provides that a stockholder who objects to such action shall have the right to demand payment for his shares and an appraisal thereof, sections eighty-seven to ninety-eight, inclusive, shall apply except as otherwise specifically provided in any section of this chapter. Except as provided in sections eighty-two and eighty-three, no stockholder shall have such right unless (1) he files with the corporation before taking the vote of the shareholders on such corporate action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) his shares are not voted in favor of the proposed action.

ss. 87. Statement of rights of objecting stockholders in notice of meeting; form

      The notice of the meeting of stockholders at which the approval of such proposed action to be considered shall contain a statement of the rights of objecting stockholders. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock, and the directors may authorize the inclusion in any such notice of a statement of opinion by the management as to the existence or non-existence of the right of stockholders to demand payment for their stock on account of the proposed corporate action. The notice may be in such form as the directors or officers calling the meeting deem advisable, but the following form of notice shall be sufficient to comply with this section:

      "If the action proposed is approved by the stockholders at the meeting and effected by the corporation, any stockholder (1) who files with the corporation before the taking of the vote on the approval of such action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) whose shares are not voted in favor of such action has or may have the right to demand in writing from the corporation (or, in the case of a consolidation or merger, the name of the resulting or surviving corporation shall be inserted), within twenty days after the date of mailing to him of notice in writing that the corporate action has become effective, payment for his shares and an appraisal of the value thereof. Such corporation and any such stockholder shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts."

ss. 88. Notice of effectiveness of action objected to

      The corporation taking such action, or in the case of a merger or consolidation the surviving or resulting corporation, shall, within ten days after the date on which such corporate action became effective, notify each stockholder who filed a written objection meeting the requirements of section eighty-six and whose shares were not voted in favor of the approval of such action, that the action approved at the meeting of the corporation of which he is a stockholder has become effective. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock. The notice shall be sent by registered or certified mail, addressed to the stockholder at his last known address as it appears in the records of the corporation.

ss. 89. Demand for payment; time for payment

      If within twenty days after the date of mailing of a notice under subsection (e) of section eighty-two, subsection (f) of section eighty-three, or section eighty-eight, any stockholder to whom the corporation was required to give such notice shall demand in writing from the corporation taking such action, or in the case of a consolidation or merger from the resulting or surviving corporation, payment for his stock, the corporation upon which such demand is made shall pay to him the fair value of his stock within thirty days after the expiration of the period during which such demand may be made.

ss. 90. Demand for determination of value; bill in equity; venue

      If during the period of thirty days provided for in section eighty-nine the corporation upon which such demand is made and any such objecting stockholder fail to agree as to the value of such stock, such corporation or any such stockholder may within four months after the expiration of such thirty-day period demand a determination of the value of the stock of all such objecting stockholders by a bill in equity filed in the superior court in the county where the corporation in which such objecting stockholder held stock had or has its principal office in the commonwealth.

ss. 91. Parties to suit to determine value; service

      If the bill is filed by the corporation, it shall name as parties respondent all stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof. If the bill is filed by a stockholder, he shall bring the bill in his own behalf and in behalf of all other stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof, and service of the bill shall be made upon the corporation by subpoena with a copy of the bill annexed. The corporation shall file with its answer a duly verified list of all such other stockholders, and such stockholders shall thereupon be deemed to have been added as parties to the bill. The corporation shall give notice in such form and returnable on such date as the court shall order to each stockholder party to the bill by registered or certified mail, addressed to the last known address of such stockholder as shown in the records of the corporation, and the court may order such additional notice by publication or otherwise as it deems advisable. Each stockholder who makes demand as provided in section eighty-nine shall be deemed to have consented to the provisions of this section relating to notice, and the giving of notice by the corporation to any such stockholder in compliance with the order of the court shall be sufficient service of process on him. Failure to give notice to any stockholder making demand shall not invalidate the proceedings as to other stockholders to whom notice was properly given, and the court may at any time before the entry of a final decree make supplementary orders of notice.

ss. 92. Decree determining value and ordering payment; valuation date

      After hearing the court shall enter a decree determining the fair value of the stock of those stockholders who have become entitled to the valuation of and payment for their shares, and shall order the corporation to make payment of such value, together with interest, if any, as hereinafter provided to the stockholders entitled thereto upon the transfer by them to the corporation of the certificates representing such stock if certificated or, if uncertificated, upon receipt of the instruction transferring such stock to the corporation. For this purpose, the value of the shares shall be determined as of the day preceding the date of the vote approving the proposed corporate action and shall be exclusive of any element of value arising from the expectation or accomplishment of the proposed corporate action.

ss. 93 Reference to special master

      The court in its discretion may refer the bill or any question arising thereunder to a special master to hear the parties, make findings and report the same to the court, all in accordance with the usual practice in suits in equity in the superior court.

ss. 94. Notation on stock certificates of pendency of bill

      On motion the court may order stockholder parties to the bill to submit their certificates of stock to the corporation for the notation thereon of the pendency of the bill and may order the corporation to note such pendency in its records with respect to any uncertificated shares held by such stockholder parties, and may on motion dismiss the bill as to any stockholder who fails to comply with such order.

ss. 95. Costs; interest

      The costs of the bill, including the reasonable compensation and expenses of any master appointed by the court, but exclusive of fees of counsel or of experts retained by any party, shall be determined by the court and taxed upon the parties to the bill, or any of them, in such manner as appears to be equitable, except that all costs of giving notice to stockholders as provided in this chapter shall be paid by the corporation. Interest shall be paid upon any award from the date of the vote approving the proposed corporate action, and the court may on application of any interested party determine the amount of interest to be paid in the case of any stockholder.

ss. 96. Dividends and voting rights after demand for payment

      Any stockholder who has demanded payment for his stock as provided in this chapter shall not thereafter be entitled to notice of any meeting of stockholders or to vote such stock for any purpose and shall not be entitled to the payment of dividends or other distribution on the stock (except dividends or other distributions payable to stockholders of record at a date which is prior to the date of the vote, approving the proposed corporate action) unless:

            1) A bill shall not be filed within the time provided in section ninety;

            2) A bill, if filed, shall be dismissed as to such stockholder; or

            3) Such stockholder shall with the written approval of the corporation, or in the case of a consolidation or merger, the resulting or surviving corporation, deliver to it a written withdrawal of his objections to and an acceptance of such corporate action.

      Notwithstanding the provisions of clauses (1) to (3), inclusive, said stockholder shall have only the rights of a stockholder who did not so demand payment for his stock as provided in this chapter.

ss. 97. Status of shares paid for

      The shares of the corporation paid for by the corporation pursuant to the provisions of this chapter shall have the status of treasury stock, or in the case of a consolidation or merger the shares or the securities of the resulting or surviving corporation into which the shares of such objecting stockholder would have been converted had he not objected to such consolidation or merger shall have the status of treasury stock or securities.

ss. 98. Exclusive remedy; exception

      The enforcement by a stockholder of his right to receive payment for his shares in the manner provided in this chapter shall be an exclusive remedy except that this chapter shall not exclude in the right of such stockholder to bring or maintain an appropriate proceeding to obtain relief on the ground that such corporate action will be or is illegal or fraudulent as to him.

                                                                   COMMON SHARES

                        MUNIHOLDINGS FLORIDA INSURED FUND
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees


      The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Shares of MuniHoldings Florida Insured Fund (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.

      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF TRUSTEES

      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Kevin A. Ryan, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                PREFERRED SHARES

                        MUNIHOLDINGS FLORIDA INSURED FUND
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees


      The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Shares of MuniHoldings Florida Insured Fund (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.


      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF TRUSTEES

      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Richard R. West, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Shares, in the same proportion as votes cast by holders of Auction Market Preferred Shares, who have responded to this proxy solicitation.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                                                   COMMON SHARES

                      MUNIHOLDINGS FLORIDA INSURED FUND II
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees


      The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Shares of MuniHoldings Florida Insured Fund II (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.


      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF TRUSTEES

      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Kevin A. Ryan, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                PREFERRED SHARES

                      MUNIHOLDINGS FLORIDA INSURED FUND II
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees


      The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Shares of MuniHoldings Florida Insured Fund II (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.

      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund III and MuniHoldings Florida Insured Fund IV.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)


2.    ELECTION OF TRUSTEES


      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Richard R. West, Arthur Zeikel

3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Shares, in the same proportion as votes cast by holders of Auction Market Preferred Shares, who have responded to this proxy solicitation.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                                                   COMMON SHARES

                      MUNIHOLDINGS FLORIDA INSURED FUND III
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees

      The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Shares of MuniHoldings Florida Insured Fund III (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.


      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.

      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II and MuniHoldings Florida Insured Fund IV.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF TRUSTEES

      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Arthur Zeikel

3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                PREFERRED SHARES

                      MUNIHOLDINGS FLORIDA INSURED FUND III
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees

      The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Shares of MuniHoldings Florida Insured Fund III (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.


      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.

      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II and MuniHoldings Florida Insured Fund IV.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF TRUSTEES

      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Joseph L. May, Andre F. Perold, Arthur Zeikel

3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Shares, in the same proportion as votes cast by holders of Auction Market Preferred Shares, who have responded to this proxy solicitation.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                                                   COMMON SHARES

                      MUNIHOLDINGS FLORIDA INSURED FUND IV
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees


      The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Shares of MuniHoldings Florida Insured Fund IV (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.

      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.
                                (Continued and to be signed on the reverse side)

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II and MuniHoldings Florida Insured Fund III.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)


2.    ELECTION OF TRUSTEES


      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Kevin A. Ryan, Arthur Zeikel

3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                                                  AUCTION MARKET
                                                                PREFERRED SHARES

                      MUNIHOLDINGS FLORIDA INSURED FUND IV
                                  P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees


      The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Shares of MuniHoldings Florida Insured Fund IV (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

      This proxy when properly executed will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" proposals 1, 2 and 3.


      By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

Please mark boxes /X/ or |X| in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II and MuniHoldings Florida Insured Fund III.

                     For |_|     Against |_|     Abstain |_|

                (Continued and to be signed on the reverse side)

2.    ELECTION OF TRUSTEES

      FOR all nominees listed below                    WITHHOLD AUTHORITY
      (except as marked to the contrary below) |_|     to vote for all nominees listed below |_|

      (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)

      Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Richard R. West, Arthur Zeikel

3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.

                     For |_|     Against |_|     Abstain |_|

4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

      If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Shares, in the same proportion as votes cast by holders of Auction Market Preferred Shares, who have responded to this proxy solicitation.

      Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

      Dated:____________________________________________________________________

      X_________________________________________________________________________
                                       Signature

      X_________________________________________________________________________
                              Signature, if held jointly

                 Sign, date, and return the Proxy Card promptly
                          using the enclosed envelope.

                                     PART C

                                OTHER INFORMATION

      Item 15. Indemnification.

      Section 5.3 of the Registrant's Amended and Restated Declaration of Trust, a form of which was previously filed as an exhibit to the Common Shares Registration Statement (defined below); Article VI of the Registrant's By-Laws, which was previously filed as an exhibit to the Common Shares Registration Statement, and the Investment Advisory Agreement, a form of which was previously filed as an exhibit to the Common Shares Registration Statement, provide for indemnification.

      "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

      The Registrant's By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be provided to trustees, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Reference is made to Section Six of the Purchase Agreement for provisions relating to the indemnification of the underwriter.

Item 16. Exhibits.

1     (a) -- Declaration of Trust of the Registrant, dated September 8, 1997.(a)

      (b) -- Articles of Amendment relating to name change. (a)

      (c) -- Articles of Amendment relating to name change. (b)


      (d) -- Form of Certificate of Designation creating the Series A AMPS and the Series B AMPS. (c)

      (e) -- Form of Certificate of Designation creating the Series C AMPS, the Series D AMPS and the Series E AMPS. (e)

2     -- By-Laws of the Registrant.(a)

3     -- Not Applicable.

4     -- Form of Agreement and Plan of Reorganization among the Registrant and
         MuniHoldings Florida Insured Fund II, MuniHoldings Insured Fund III and MuniHoldings Insured Fund IV (included in Exhibit II to the Proxy Statement and Prospectus contained in this Registration Statement).

5     (a) -- Copies of instruments defining the rights of shareholders, including the relevant portions of the Declaration of Trust and the By-Laws of the Registrant. (c)

      (b) -- Form of specimen certificate for the Common Shares of the Registrant. (a)

      (c) -- Form of specimen certificate for the AMPS of the Registrant. (c)

6     -- Form of Investment Advisory Agreement between Registrant and Fund Asset
         Management, L.P. (a)

7     (a) -- Form of Purchase Agreement for the Common Shares. (a)

      (b) -- Form of Purchase Agreement for the AMPS. (c)

      (c) -- Form of Merrill Lynch Standard Dealer Agreement. (a)

8     -- Not applicable.

9     -- Custodian Contract between the Registrant and The Bank of New York. (a)

10    -- Not applicable.

11    -- Opinion and Consent of Brown & Wood LLP, counsel for the Registrant.

12    -- Private Letter Ruling from the Internal Revenue Service.*

13    (a) -- Transfer Agency, Dividend Disbursing Agency and Shareholder
             Servicing Agency Agreement between the Registrant and The Bank of New York. (a)

      (b) -- Form of Auction Agent Agreement between the Registrant and IBJ Whitehall Bank & Trust Co. (c)

      (c) -- Form of Broker-Dealer Agreement. (c)

      (d) -- Form of Letter of Representations. (c)

14    (a) -- Consent of Deloitte & Touche LLP, independent auditors for the
             Registrant.

      (b) -- Consent of Deloitte & Touche LLP, independent auditors for MuniHoldings Florida Insured Fund II.

15    -- Not applicable.

16    -- Power of Attorney (Included on the signature page of this Registration
         Statement).

----------
*     To be filed by amendment.

(a) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Common Shares (File No. 333-35219) (the "Common Shares Registration Statement"), filed on September 9, 1997.

(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Common Shares Registration Statement, filed on September 23, 1997.

(c) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Auction Market Preferred Stock (File No. 333-32483) (the "AMPS Registration Statement"), filed on October 1, 1997.

(d)   Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6),
      Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Declaration of Trust, previously filed as Exhibit
      (1) to the Common Stock Registration Statement, and to Article II, Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII, Article XII,
      Article XIII and Article XIV of the Registrant's By-Laws previously filed as Exhibit (2) to the Common Stock Registration Statement. Reference is also made to the Form of Certificate of Designation filed as Exhibit 1(d) to the AMPS Registration Statement and as Exhibit 1(e) hereto.

(e) Filed on October 5, 1999 as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 333-88463).

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.


(3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                   SIGNATURES


      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 10th day of November, 1999.


                                        MUNIHOLDINGS FLORIDA INSURED FUND
                                          (Registrant)


                                        By /s/ TERRY K. GLENN
                                           -------------------------------------
                                           (Terry K. Glenn, President)


      Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and William E. Zitelli, Jr., or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.


      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       Signatures                       Title                       Date
       ----------                       -----                       ----


   /s/ TERRY K. GLENN         President and Trustee
--------------------------      (Principal Executive Officer)  November 10, 1999
    (Terry K. Glenn)

   /s/ DONALD C. BURKE        Treasurer
--------------------------      (Principal Financial and
    (Donald C. Burke)           Accounting Officer)            November 10, 1999


  /s/ RONALD W. FORBES        Trustee                          November 10, 1999
--------------------------
   (Ronald W. Forbes)

/s/ CYNTHIA A. MONTGOMERY     Trustee                          November 10, 1999
--------------------------
 (Cynthia A. Montgomery)

  /s/ CHARLES C. REILLY       Trustee                          November 10, 1999
--------------------------
   (Charles C. Reilly)

    /s/ KEVIN A. RYAN         Trustee                          November 10, 1999
--------------------------
     (Kevin A. Ryan)

   /s/ RICHARD R. WEST        Trustee                          November 10, 1999
--------------------------
    (Richard R. West)

    /s/ ARTHUR ZEIKEL         Trustee                          November 10, 1999
--------------------------
     (Arthur Zeikel)

                                  EXHIBIT INDEX



11        -- Opinion and Consent of Brown & Wood LLP, Counsel for the
             Registrant.

14    (a) -- Consent of Deloitte & Touche LLP, independent auditors for the
             Registrant.

      (b) -- Consent of Deloitte & Touche LLP, independent auditors for MuniHoldings Florida Insured Fund II.